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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

                   REGISTRATION STATEMENT (NO. 2-88373) UNDER
                           THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.


                        POST-EFFECTIVE AMENDMENT NO. 36


                                      AND

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940


                                AMENDMENT NO. 38



                              VANGUARD STAR FUNDS
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482


IT IS PROPOSED THAT THIS AMENDMENT BECOME EFFECTIVE ON FEBRUARY 28, 2003, PURSUANT TO PARAGRAPH (B) OF RULE 485.




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

VANGUARD(R) LIFESTRATEGY(R) FUNDS


Investor Shares . February 28, 2003



This Prospectus contains financial data for the Funds through the fiscal year ended October 31, 2002.


PROSPECTUS
BALANCED
[GRAPHIC]


                                               VANGUARD LIFESTRATEGY INCOME FUND

                                  VANGUARD LIFESTRATEGY CONSERVATIVE GROWTH FUND

                                      VANGUARD LIFESTRATEGY MODERATE GROWTH FUND

                                               VANGUARD LIFESTRATEGY GROWTH FUND


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                          [LOGO]
                                                              THE VANGUARD GROUP

VANGUARD LIFESTRATEGY FUNDS
Prospectus

February 28, 2003




--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------
   1 AN INTRODUCTION TO VANGUARD LIFESTRATEGY FUNDS
   1 FUND PROFILES
     1    Vanguard LifeStrategy Income Fund
     4    Vanguard LifeStrategy Conservative Growth Fund
     7    Vanguard LifeStrategy Moderate Growth Fund
     10   Vanguard LifeStrategy Growth Fund
  17 MORE ON THE FUNDS
  25 THE FUNDS AND VANGUARD
  26 INVESTMENT ADVISERS
  27 DIVIDENDS, CAPITAL GAINS, AND TAXES
  28 SHARE PRICE
  28 FINANCIAL HIGHLIGHTS
  32 INVESTING WITH VANGUARD
     32   Buying Shares
     34   Redeeming Shares
     36  Exchanging Shares
     37   Other Rules You Should Know
     39   Fund and Account Updates
     40   Contacting Vanguard

 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the investment objective, policies, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk/(R)/ explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
-------------------------------------------------------------------------------

1
AN INTRODUCTION TO VANGUARD LIFESTRATEGY FUNDS


This prospectus provides information about the Vanguard LifeStrategy Funds, a group of mutual funds that separately invest fixed percentages of assets in up to five other Vanguard stock and bond mutual funds. Because they invest in other funds, rather than in individual securities, each Fund is considered a "fund of funds."

The LifeStrategy Funds offer four distinct choices for different investment styles and life stages. Because an investor's risk tolerance, investment goals, investment time horizon, and financial circumstances are subject to change over time, the LifeStrategy Funds offer alternative strategies for attaining capital growth and income. The allocation to stocks and bonds in each LifeStrategy Fund reflects its greater or lesser emphasis on pursuing current income or growth of capital. Below you'll find profiles that summarize the key features of each Fund. Following the profiles, there is important additional information about the Funds.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                "FUND OF FUNDS"

The term "fund of funds" is used to describe a mutual fund that pursues its objective by investing in other mutual funds, rather than in individual stocks or bonds. A fund of funds may charge for its own direct expenses, in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. A fund of funds is best suited for long-term investors.
--------------------------------------------------------------------------------


FUND PROFILE--VANGUARD(R) LIFESTRATEGY(R)
INCOME FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide current income and some growth of capital.

PRIMARY INVESTMENT STRATEGIES The Fund invests in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to bonds and 20% to common stocks. The percentages of the Fund's assets allocated to each of the underlying funds are:

- Vanguard(R) Total Bond Market Index Fund 50%
- Vanguard(R) Asset Allocation Fund 25%
- Vanguard(R) Short-Term Corporate Fund 20%
- Vanguard(R) Total Stock Market Index Fund 5%

     The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade corporate bonds, as well as mortgage-backed securities. Its indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks.


PRIMARY RISKS
The Fund is subject to several stock and bond market risks, any of which could cause an investor to lose money. However, because bonds usually are less volatile than stocks, and because the Fund invests most of its assets in bonds, the Fund's overall level of risk should be relatively low.

- With approximately 80% of its assets allocated to bonds, the Fund is primarily subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates; income risk, which is the chance that falling interest rates will cause the Fund's income to decline; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, thus reducing the underlying fund's return; and call/prepayment risk, which is the chance that during periods of falling interest rates, issuers will call--or repay-- higher-yielding bonds before their maturity dates. Forced to reinvest the unanticipated proceeds at lower interest rates, an underlying fund would experience a decline in income and lose potential bond price appreciation associated with falling interest rates. For mortgage-backed securities, this risk is known as prepayment risk.
- With approximately 20% of its assets allocated to stocks, the Fund is subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to manager risk, which is the chance that poor security selection will cause one of the Fund's actively managed underlying funds--and, thus, the Fund itself--to underperform funds with a similar objective.

For additional information on investment risks, see MORE ON THE FUNDS.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown.


      ----------------------------------------------------
                  ANNUAL TOTAL RETURNS
     [BAR CHART]
                1995    22.99%
                1996     7.65
                1997    14.23
                1998    13.17
                1999     2.82
                2000     8.06
                2001     4.06
                2002     0.12
      ----------------------------------------------------


     During the periods shown in the bar chart, the highest return for a calendar quarter was 6.93% (quarter ended June 30, 1995), and the lowest return for a quarter was -2.49% (quarter ended September 30, 2002).
     The table shows how the average annual total returns of the Fund compare with those of a relevant market index and a composite bond/stock index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.


     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment,

3


because such accounts are subject to taxes only upon distribution.

     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.



--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                              PERIODS ENDED DECEMBER 31, 2002
                                                                        SINCE
                                      1 YEAR        5 YEARS         INCEPTION*
-------------------------------------------------------------------------------
VANGUARD LIFESTRATEGY INCOME FUND
 Return Before Taxes                    0.12%          5.55%             8.67%
 Return After Taxes on Distributions   -1.56           3.33              6.29
 Return After Taxes on Distributions    0.06           3.39              5.93
  and Sale of Fund Shares
--------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND
 INDEX (reflects no deduction          10.26%          7.55%             8.39%
 for fees, expenses, or taxes)
INCOME COMPOSITE INDEX**               1.96%          5.52%              8.07%
 (reflects no deduction for
 fees, expenses, or taxes)
-------------------------------------------------------------------------------
*Since-inception returns are from September 30, 1994--the inception date of the Fund--through December 31, 2002.
**Derived by applying the Fund's target allocation to the results of the following benchmarks: for U.S. stocks, the Wilshire 5000 Total Market Index; for bonds, the Lehman Brothers Aggregate Bond Index; and for short-term investments, the Salomon Smith Barney 3-Month U.S. Treasury Bill Index.
--------------------------------------------------------------------------------



FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2002.



      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Total Annual Fund Operating Expenses:                               None*

     *Although the Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's annualized indirect expense ratio, based on its underlying investments, was 0.27% as of October 31, 2002.


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain the same. The results apply whether or not you redeem your investment at the end of the given period.

--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
  $28          $87         $152         $343
--------------------------------------------------



     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                 SUITABLE FOR IRAS
Dividends are distributed quarterly in      Yes
March, June, September, and December;
capital gains, if any, are distributed      MINIMUM INITIAL INVESTMENT
annually in December.                       $3,000; $1,000 for IRAs and most
                                            custodial
INVESTMENT ADVISER                          accounts for minors
The Fund does not employ an investment
adviser, but benefits from the investment   NEWSPAPER ABBREVIATION
advisory services provided to the           LifeInc
underlying Vanguard funds in which it
invests.                                    VANGUARD FUND NUMBER
                                            723
INCEPTION DATE
September 30, 1994                          CUSIP NUMBER
                                            921909206
NET ASSETS AS OF OCTOBER 31, 2002
$1 billion                                  TICKER SYMBOL
                                            VASIX
--------------------------------------------------------------------------------

5

FUND PROFILE--VANGUARD(R) LIFESTRATEGY(R) CONSERVATIVE GROWTH FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide current income and low to moderate growth of capital.

PRIMARY INVESTMENT STRATEGIES
The Fund invests in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to bonds and 40% to common stocks. The percentages of the Fund's assets allocated to each of the underlying funds are:
- Vanguard Total Bond Market Index Fund 30%
- Vanguard Asset Allocation Fund 25%
- Vanguard Short-Term Corporate Fund 20%
- Vanguard Total Stock Market Index Fund 20%

- Vanguard(R) Total International Stock Index Fund 5%

     The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade corporate bonds, as well as mortgage-backed securities. Its indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.


PRIMARY RISKS
The Fund is subject to several stock and bond market risks, any of which could cause an investor to lose money. However, because bonds usually are less volatile than stocks, and because the Fund invests more than half of its assets in bonds, the Fund's overall level of risk should be low to moderate.

- With approximately 60% of its assets allocated to bonds, the Fund is subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates; income risk, which is the chance that falling interest rates will cause the Fund's income to decline; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, thus reducing the underlying fund's return; call/prepayment risk, which is the chance that during periods of falling interest rates, issuers will call--or repay-- higher-yielding bonds or mortgage-backed securities before their maturity dates. Forced to reinvest the unanticipated proceeds at lower interest rates, an underlying fund would experience a decline in income and lose potential price appreciation associated with falling interest rates.
- With approximately 40% of its assets allocated to stocks, the Fund is subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to manager risk, which is the chance that poor security selection will cause one of the Fund's actively managed underlying funds--and, thus, the Fund itself--to underperform funds with a similar objective.

For additional information on investment risks, see MORE ON THE FUNDS.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown.

      ----------------------------------------------------
                  ANNUAL TOTAL RETURNS
     [BAR CHART]
                1995    24.35%
                1996    10.36
                1997    16.81
                1998    15.88
                1999     7.86
                2000     3.12
                2001    -0.08
                2002    -5.37
      ----------------------------------------------------


     During the periods shown in the bar chart, the highest return for a calendar quarter was 8.84% (quarter ended December 31, 1998), and the lowest return for a quarter was -6.74% (quarter ended September 30, 2002).
     The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite bond/stock index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

7
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                              PERIODS ENDED DECEMBER 31, 2002
                                                                        SINCE
                                      1 YEAR        5 YEARS         INCEPTION*
-------------------------------------------------------------------------------
VANGUARD LIFESTRATEGY
 CONSERVATIVE GROWTH FUND
 Return Before Taxes                   -5.37%          4.03%             8.46%
 Return After Taxes on Distributions   -6.71           2.16              6.38
 Return After Taxes on Distributions   -3.29           2.38              5.98
   and Sale of Fund Shares
--------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE
 BOND INDEX (reflects no deduction
  for fees, expenses,  or taxes)       10.26%          7.55%             8.39%
WILSHIRE 5000 TOTAL MARKET
 INDEX (reflects no deduction
  for fees, expenses,  or taxes)      -20.86%         -0.87%             9.17%
CONSERVATIVE GROWTH COMPOSITE
 INDEX** (reflects no deduction        -4.10%          3.87%             7.90%
 for fees,  expenses, or taxes)
-------------------------------------------------------------------------------
*Since-inception returns are from September 30, 1994--the inception date of the Fund--through December 31, 2002.
**Derived by applying the Fund's target allocation to the results of the following benchmarks: for U.S. stocks, the Wilshire 5000 Total Market Index; for
international   stocks,  the  Morgan  Stanley  Capital   International   Europe,
Australasia, Far East (MSCI EAFE) Index ; for bonds, the Lehman Brothers Aggregate Bond Index; and for short-term investments, the Salomon Smith Barney 3-Month U.S. Treasury Bill Index.
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2002.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Total Annual Fund Operating Expenses:                               None*
*Although the Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's annualized indirect expense ratio, based on its underlying investments, was 0.27% as of October 31, 2002.


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain the same. The results apply whether or not you redeem your investment at the end of the given period.


--------------------------------------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
  $28          $87         $152         $343
--------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                 SUITABLE FOR IRAS
Dividends are distributed quarterly in      Yes
March, June, September, and December;
capital gains, if any, are distributed      MINIMUM INITIAL INVESTMENT
annually in December.                       $3,000; $1,000 for IRAs and most
                                            custodial
INVESTMENT ADVISER                          accounts for minors
The Fund does not employ an investment
adviser, but benefits from the investment   NEWSPAPER ABBREVIATION
advisory services provided to the           LifeCon
underlying Vanguard funds in which it
invests.                                    VANGUARD FUND NUMBER
                                            724
INCEPTION DATE
September 30, 1994                          CUSIP NUMBER
                                            921909305
NET ASSETS AS OF OCTOBER 31, 2002
$2.1 billion                                TICKER SYMBOL
                                            VSCGX
--------------------------------------------------------------------------------

9

FUND PROFILE--VANGUARD(R) LIFESTRATEGY(R)
MODERATE GROWTH FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide growth of capital and a low to moderate level of current income.

PRIMARY INVESTMENT STRATEGIES
The Fund invests in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to common stocks and 40% to bonds. The percentages of the Fund's assets allocated to each of the underlying funds are:
- Vanguard Total Stock Market Index Fund 35%
- Vanguard Total Bond Market Index Fund 30%
- Vanguard Asset Allocation Fund25%
- Vanguard Total International Stock Index Fund 10%

     The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade corporate bonds (with an emphasis on long-term U.S. Treasury bonds), as well as mortgage-backed securities.


PRIMARY RISKS
The Fund is subject to several stock and bond market risks, any of which could cause an investor to lose money. However, because bonds usually are less volatile than stocks, and because the Fund invests a significant portion of its assets in bonds, the Fund's overall level of risk should be moderate.


- With approximately 60% of its assets allocated to stocks, the Fund is primarily subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates; and country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.
- With approximately 40% of its assets allocated to bonds, the Fund is subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, thus reducing the underlying fund's return; call/prepayment/income risk, which is the chance that during periods of falling interest rates, issuers will call--or repay-- higher-yielding bonds or mortgage-backed securities before their maturity dates. Forced to reinvest the unanticipated proceeds at lower interest rates, an underlying fund would experience a decline in income and lose potential price appreciation associated with falling interest rates.
- The Fund is also subject to manager risk, which is the chance that poor security selection will cause one of the Fund's actively managed underlying funds--and, thus, the Fund itself--to underperform funds with a similar objective.

For additional information on investment risks, see MORE ON THE FUNDS.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown.

       ----------------------------------------------------
                  ANNUAL TOTAL RETURNS
     [BAR CHART]
                1995    27.94%
                1996    12.71
                1997    19.77
                1998    19.03
                1999    12.01
                2000    -0.88
                2001    -4.48
                2002   -10.32
      ----------------------------------------------------


     During the periods shown in the bar chart, the highest return for a calendar quarter was 13.08% (quarter ended December 31, 1998), and the lowest return for a quarter was -10.77% (quarter ended September 30, 2002).
     The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

11

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                              PERIODS ENDED DECEMBER 31, 2002
                                                                        SINCE
                                          1 YEAR      5 YEARS       INCEPTION*
-------------------------------------------------------------------------------
VANGUARD LIFESTRATEGY MODERATE
 GROWTH FUND
 Return Before Taxes                  -10.32%          2.51%             8.37%
 Return After Taxes on Distributions  -11.33           1.07              6.71
 Return After Taxes on Distributions   -6.32           1.41              6.17
   and Sale of Fund Shares
--------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND
 INDEX (reflects no deduction for      10.26%          7.55%             8.39%
  fees, expenses, or taxes)
WILSHIRE 5000 TOTAL MARKET INDEX
 (reflects no deduction for fees,     -20.86%         -0.87%             9.17%
  expenses, or taxes)
MODERATE GROWTH COMPOSITE INDEX**      -8.46%          2.75%             8.36%
 (reflects no deduction for fees,
  expenses, or taxes)
-------------------------------------------------------------------------------
*Since-inception returns are from September 30, 1994--the inception date of the Fund--through December 31, 2002.
**Derived by applying the Fund's target allocation to the results of the following benchmarks: for U.S. stocks, the Wilshire 5000 Total Market Index; for
international   stocks,  the  Morgan  Stanley  Capital   International   Europe,
Australasia, Far East (MSCI EAFE) Index ; and for bonds, the Lehman Brothers Aggregate Bond Index .
--------------------------------------------------------------------------------


FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2002.



      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Total Annual Fund Operating Expenses:                               None*

*Although the Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's annualized indirect expense ratio, based on its underlying investments, was 0.28% as of October 31, 2002.


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain the same. The results apply whether or not you redeem your investment at the end of the given period.



-----------------------------------------------------
   1 YEAR         3 YEARS    5 YEARS      10 YEARS
-----------------------------------------------------
   $29            $90          $157           $356
-----------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                SUITABLE FOR IRAS
Dividends are distributed semiannually in  Yes
June and December; capital gains, if any,
are distributed annually in December.      MINIMUM INITIAL INVESTMENT
                                           $3,000; $1,000 for IRAs and most
INVESTMENT ADVISER                         custodial accounts for minors
The Fund does not employ an investment
adviser, but benefits from the investment   NEWSPAPER ABBREVIATION
advisory services provided to the           LifeMod
underlying Vanguard funds in which it
invests.
                                           VANGUARD FUND NUMBER
INCEPTION DATE                             914
September 30, 1994
                                           CUSIP NUMBER
NET ASSETS AS OF OCTOBER 31, 2002          921909404
$3.9 billion
                                           TICKER SYMBOL
                                           VSMGX
--------------------------------------------------------------------------------

13

FUND PROFILE--VANGUARD(R) LIFESTRATEGY(R)
GROWTH FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide growth of capital and some current income.

PRIMARY INVESTMENT STRATEGIES
The Fund invests in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to common stocks and 20% to bonds. The percentages of the Fund's assets allocated to each of the underlying funds are:
- Vanguard Total Stock Market Index Fund 50%
- Vanguard Asset Allocation Fund25%
- Vanguard Total International Stock Index Fund 15%
- Vanguard Total Bond Market Index Fund 10%

     The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade corporate bonds (with a strong emphasis on long-term U.S. Treasury bonds), as well as mortgage-backed securities.


PRIMARY RISKS
The Fund is subject to several stock and bond market risks, any of which could cause an investor to lose money. Because stocks usually are more volatile than bonds, and the Fund invests more in stocks than the other LifeStrategy Funds, the Fund's overall level of risk should be high compared with those funds; however, the level of risk should be lower than that of a fund investing entirely in stocks.

- With approximately 80% of its assets allocated to stocks, the Fund is primarily subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates; and country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.
- With approximately 20% of its assets allocated to bonds, the Fund is subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, thus reducing the underlying fund's return; call/prepayment/income risk, which is the chance that during periods of falling interest rates, issuers will call--or repay-- higher-yielding bonds or mortgage-backed securities before their maturity dates. Forced to reinvest the unanticipated proceeds at lower interest rates, an underlying fund would experience a decline in income and lose potential price appreciation associated with falling interest rates.
- The Fund is also subject to manager risk, which is the chance that poor security selection will cause one of the Fund's actively managed underlying funds--and, thus, the Fund itself--to underperform funds with a similar objective.

For additional information on investment risks, see MORE ON THE FUNDS.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown.



      ----------------------------------------------------
                  ANNUAL TOTAL RETURNS
     [BAR CHART]
                1995    29.24%
                1996    15.41
                1997    22.26
                1998    21.40
                1999    17.32
                2000    -5.44
                2001    -8.86
                2002   -15.84
      ----------------------------------------------------



     During the periods shown in the bar chart, the highest return for a calendar quarter was 17.31% (quarter ended December 31, 1998), and the lowest return for a quarter was -14.91% (quarter ended September 30, 2002).
     The table shows how the average annual total returns of the Fund compare with those of a relevant market index and a composite stock/bond index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of

                                                                          12
income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

15


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                              PERIODS ENDED DECEMBER 31, 2002
                                                                        SINCE
                                      1 YEAR        5 YEARS        INCEPTION*
-------------------------------------------------------------------------------
VANGUARD LIFESTRATEGY GROWTH FUND
 Return Before Taxes                  -15.84%          0.65%             7.97%
 Return After Taxes on  Distributions -16.52          -0.40              6.63
 Return After Taxes on Distributions   -9.71           0.13              6.04
   and Sale of Fund Shares
--------------------------------------------------------------------------------
WILSHIRE 5000 TOTAL MARKET
 INDEX (reflects no deduction         -20.86%         -0.87%             9.17%
 for fees, expenses, or taxes)
GROWTH COMPOSITE INDEX**              -14.24%          0.84%             7.96%
 (reflects no deduction for
 fees, expenses, or taxes)
-------------------------------------------------------------------------------
*Since-inception returns are from September 30, 1994--the inception date of the Fund--through December 31, 2002.
**Derived by applying the Fund's target allocation to the results of the following benchmarks: for U.S. stocks, the Wilshire 5000 Total Market Index; for
international   stocks,  the  Morgan  Stanley  Capital   International   Europe,
Australasia, Far East (MSCI EAFE) Index ; and for bonds, the Lehman Brothers Aggregate Bond Index.
--------------------------------------------------------------------------------


FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2002.




      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Total Annual Fund Operating Expenses:                              None*
*Although the Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's annualized indirect expense ratio, based on its underlying investments, was 0.28% as of October 31, 2002.


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain the same. The results apply whether or not you redeem your investment at the end of the given period.


--------------------------------------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
     $29         $90        $157         $356
--------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                SUITABLE FOR IRAS
Dividends are distributed semiannually in  Yes
June and December; capital gains, if any,
are distributed annually in December.      MINIMUM INITIAL INVESTMENT
                                           $3,000; $1,000 for IRAs and most
                                            custodial accounts for minors.
The Fund does not employ an investment
adviser, but benefits from the investment   NEWSPAPER ABBREVIATION
advisory services provided to the           LifeGro
underlying Vanguard funds in which it
invests.
                                           VANGUARD FUND NUMBER
INCEPTION DATE                             122
September 30, 1994
                                           CUSIP NUMBER
NET ASSETS AS OF OCTOBER 31, 2002          921909503
$3.2 billion
                                           TICKER SYMBOL
                                           VASGX
--------------------------------------------------------------------------------

MORE ON THE FUNDS

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

     The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. As "funds of funds," the LifeStrategy Funds achieve their investment objectives by investing in other Vanguard mutual funds. Because the LifeStrategy Funds hold only four or five underlying funds, they are classified as nondiversified. However, through its investments in these underlying funds, each of the LifeStrategy Funds indirectly owns a diversified portfolio of stocks and/or bonds.

ASSET ALLOCATION FRAMEWORK
Asset allocation--that is, dividing your investment among stocks, bonds, and short-term investments--is one of the most critical decisions you can make as an investor. The best mix for you will depend on your personal investment objective, time horizon, and risk tolerance. The LifeStrategy Funds offer four pre-set asset allocation strategies, and so provide shareholders with a simple way to meet typical investment needs at different stages of life.

     Each Fund invests in up to five underlying Vanguard funds to pursue a target allocation of stocks, bonds, and short-term investments. Because one of the underlying funds (Vanguard Asset Allocation Fund) periodically shifts its holdings among asset classes, each LifeStrategy Fund's asset mix can fluctuate within a prescribed range. The tables below illustrate the expected asset allocation and the potential allocation ranges for each Fund:


--------------------------------------------------------------------------------
                      EXPECTED ASSET ALLOCATION
-----------------------------------------------------------------------
                                                           SHORT-TERM
                                       STOCKS    BONDS    INVESTMENTS*
-----------------------------------------------------------------------
LifeStrategy Income Fund                 20%      80%         0%
LifeStrategy Conservative Growth Fund    40%      60%         0%
LifeStrategy Moderate Growth Fund        60%      40%         0%
LifeStrategy Growth Fund                 80%      20%         0%
-----------------------------------------------------------------------

--------------------------------------------------------------------------------
                  POTENTIAL ASSET ALLOCATION RANGE
-----------------------------------------------------------------------
                                                           SHORT-TERM
                                       STOCKS    BONDS    INVESTMENTS*
-----------------------------------------------------------------------
LifeStrategy Income Fund               5%-30%   70%-95%     0%-25%
LifeStrategy Conservative Growth Fund  25%-50%  50%-75%     0%-25%
LifeStrategy Moderate Growth Fund      45%-70%  30%-55%     0%-25%
LifeStrategy Growth Fund               65%-90%  10%-35%     0%-25%
-----------------------------------------------------------------------
*"Short-term investments" consist of any money market instruments held by Vanguard Asset Allocation Fund, one of the underlying Vanguard funds in which the LifeStrategy Funds invest.

MARKET EXPOSURE


Each of the LifeStrategy Funds owns, indirectly through investment in the underlying funds, a portfolio of stocks and bonds. Because Vanguard Asset Allocation Fund periodically shifts its holdings among asset classes, it is not possible to precisely describe, in all cases, the percentages and types of stocks and bonds each LifeStrategy Fund owns. However, when the LifeStrategy Funds are invested at or near their expected asset allocations (see table above), their portfolios are expected to be as follows:
     LIFESTRATEGY INCOME FUND: Stock holdings (20%) consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks. Bond holdings (80%) are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade corporate bonds, as well as mortgage-backed securities.
     LIFESTRATEGY CONSERVATIVE GROWTH FUND: Stock holdings (40%) consist mainly of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks. Bond holdings (60%) are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade corporate bonds, as well as mortgage-backed securities.
     LIFESTRATEGY MODERATE GROWTH FUND: Stock holdings (60%) consist mainly of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks. Bond holdings (40%) are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade corporate bonds (with an emphasis on long-term U.S. Treasury bonds), as well as mortgage-backed securities.
     LIFESTRATEGY GROWTH FUND: Stock holdings (80%) consist mainly of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks. Bond holdings



(20%) are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S.agency, and investment-grade corporate bonds (with a strong
emphasis  on  long-term  U.S.  Treasury  bonds),  as  well  as   mortgage-backed
securities.


STOCKS
By owning shares of other Vanguard funds, each of the LifeStrategy Funds indirectly invests, to varying degrees, in U.S. stocks, with an emphasis on large-cap stocks. To a lesser extent, each of the LifeStrategy Funds (except the LifeStrategy Income Fund) also invests in foreign stocks.

[FLAG] EACH FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

19

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.


----------------------------------------------------------
         U.S. STOCK MARKET RETURNS (1926-2002)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS    20 YEARS
----------------------------------------------------------
Best                  54.2%    28.6%     19.9%     17.8%
Worst               - 43.1    -12.4     -0.8        3.1
Average               12.2     10.9     11.2       11.4
----------------------------------------------------------



     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2002. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 10.9%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or these Funds in particular.




--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                              MARKET CAPITALIZATION

Stocks of publicly traded companies are often classified according to market value, or market capitalization. In the same way, stock funds are considered to be large-cap, mid-cap, or small-cap funds based on the market capitalization of the companies in which they predominantly invest. Knowing the market-capitalization range targeted by a fund will help you to compare the fund with other funds and to decide how it might fit into your investment program. It's important to understand that, for both companies and stock funds, market capitalization changes over time. Also, interpretations of size vary, and there is no "official" definition of the boundaries of large-, mid-, and small-cap. When evaluating a particular stock fund, be sure to consider its approach to market-cap ranges.
--------------------------------------------------------------------------------



     Through their  investments  in one  underlying  fund (the Asset  Allocation
Fund), the Funds will hold a portfolio allocated among common stocks, bonds, and money market instruments, a portion of which will typically consist of a diversified group of stocks intended to parallel the performance of the S&P 500 Index, which is dominated by large-cap stocks. Through another underlying fund (the Total Stock Market Index Fund), each Fund will hold a representative sample of the stocks that make up the Wilshire 5000 Total Market Index, which measures the investment return of the overall stock market.
     Keep in mind that a significant portion of the market value of the Wilshire 5000 Index (about 20% as of October 31, 2002) is made up of securities not included in the S&P 500 Index. These securities are overwhelmingly mid- and small-cap stocks., which historically have been more volatile than--and at times have performed quite differently from--large-cap stocks. Historically, mid- and small-cap stocks have been more volatile than--and at times have performed quite differently from--large-cap stocks. This volatility is due to several factors, including the fact that smaller companies often have fewer customers and financial resources than larger firms. These characteristics can make medium-size and small companies more sensitive to economic conditions, leading to less certain growth and dividend prospects.

20

As of the fiscal  year ended
December 31, 2002, the stock portions of the Funds had the following median market capitalizations:
-    LifeStrategy  Income  Fund $x.xx
-    LifeStrategy Conservative Growth Fund $x.xx
-    LifeStrategy Moderate Growth Fund $x.xx
-    LifeStrategy Growth Fund $x.xx

     By owning shares of Vanguard Total International Stock Index Fund, which invests in foreign stocks, the LifeStrategy Conservative Growth, Moderate Growth, and Growth Funds are subject to country risk and currency risk. Country risk is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. This could cause investments in that country to lose money. Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.


BONDS

By owning shares of other Vanguard mutual funds, each of the LifeStrategy Funds indirectly invests, to varying degrees, in government, and corporate bonds, as well as mortgage-backed securities.


[FLAG] EACH FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE CHANCE THAT BOND
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS BECAUSE OF RISING INTEREST RATES. INTEREST RATE RISK IS MODEST FOR SHORTER-TERM BONDS AND HIGH FOR LONGER-TERM BONDS.

     Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly because of rising interest rates. For instance, prices of long-term bonds fell by almost 48% between December 1976 and September 1981.
     To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.
--------------------------------------------------------------------------------
                      HOW INTEREST RATE CHANGES AFFECT
                          THE VALUE OF A $1,000 BOND*
------------------------------------------------------------------------------
                              AFTER A 1%  AFTER A 1%  AFTER A 2%   AFTER A 2%
TYPE OF BOND (MATURITY)        INCREASE    DECREASE    INCREASE     DECREASE
------------------------------------------------------------------------------
Short-Term (2.5 years)          $978       $1,023       $956        $1,046
Intermediate-Term (10 years)     932        1,074        870         1,156
Long-Term (20 years)             901        1,116        816         1,251
------------------------------------------------------------------------------
*Assuming a 7% yield.
------------------------------------------------------------------------------

     These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or any Fund in particular.
     Changes in interest rates will affect bond income as well as bond prices.

21


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            BONDS AND INTEREST RATES

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--you would probably have to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.

How mortgage-backed securities are different: In general, declining interest rates will not lift the prices of mortgage-backed securities--such as GNMAs--as much as the prices of comparable bonds. Why? Because when interest rates fall, the bond market tends to discount the prices of mortgage-backed securities for prepayment risk--the possibility that homeowners will refinance their mortgages at lower rates and cause the bonds to be paid off prior to maturity. In part to compensate for this "drag" on price, mortgage-backed securities tend to offer higher yields than other bonds of comparable credit quality and maturity
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 BOND MATURITIES

A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than 1 year (short-term) to more than 30 years (long-term). Typically, the longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take a greater risk of price fluctuations to get higher interest income; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
--------------------------------------------------------------------------------




[FLAG] EACH  FUND IS  SUBJECT  TO  INCOME  RISK,  WHICH IS THE  CHANCE  THAT THE
     UNDERLYING FUNDS' DIVIDENDS (INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. A FUND'S DIVIDENDS DECLINE WHEN INTEREST RATES FALL, BECAUSE ONCE RATES FALL, THE FUND MUST INVEST IN LOWER-YIELDING BONDS. INCOME RISK IS GENERALLY GREATEST FOR FUNDS HOLDING SHORTER-TERM BONDS AND LEAST FOR FUNDS HOLDING LONGER-TERM BONDS.


     Income risk is a concern primarily for the LifeStrategy Income and Conservative Growth Funds, which, through their ownership of Vanguard Short-Term Corporate Fund, indirectly own more short-term bonds.

[FLAG] BECAUSE THEY INVEST IN BONDS THAT ARE  CALLABLE,  EACH FUND IS SUBJECT TO
     CALL RISK, WHICH IS THE CHANCE THAT DURING PERIODS OF FALLING INTEREST RATES BOND ISSUERS WILL CALL--OR REPAY--HIGHER-YIELDING BONDS BEFORE THEIR MATURITY DATES. FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER INTEREST RATES, AN UNDERLYING FUND WOULD EXPERIENCE A DECLINE IN INCOME AND LOSE POTENTIAL PRICE APPRECIATION ASSOCIATED WITH FALLING INTEREST RATES. FOR MORTGAGE-BACKED SECURITIES, THIS RISK IS KNOWN AS PREPAYMENT RISK.


     Prepayment risk applies mainly to intermediate- and long-term corporate bonds and mortgage-backed securities. Prepayment risk is a concern primarily for the LifeStrategy Income Fund, which will invest half of its assets in Vanguard Total Bond Market Index Fund.

[FLAG] EACH FUND IS SUBJECT  TO CREDIT  RISK,  WHICH IS THE  CHANCE  THAT A BOND
     ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

     The credit quality of the bonds held by the underlying funds is expected to be very high, and thus credit risk for the LifeStrategy Funds should be low.
     To a limited extent, the Funds are also indirectly exposed to event risk, which is the chance that corporate fixed income securities held by the underlying funds may suffer a substantial decline in credit quality and market value due to a corporate restructuring.

SHORT-TERM INVESTMENTS
Through one underlying fund (the Asset Allocation Fund), from 0% to 25% of the assets of each LifeStrategy Fund can be invested in money market instruments. These potential holdings make the Funds subject to inflation risk, which is the chance that the rising cost of living may erode the purchasing power of your investment over time.
     Because the Asset Allocation Fund typically invests only a small portion of its assets in money market instruments, and because each LifeStrategy Fund invests only up to 25% of its assets in the Asset Allocation Fund, inflation risk to the Funds is very low.

23

SECURITY SELECTION
Each Fund seeks to achieve its objective by investing in fixed percentages of four or five underlying Vanguard funds. The following table shows these percentages for each Fund.


--------------------------------------------------------------------------------
                                            LIFESTRATEGY FUND
---------------------------------------------------------------------------
                                         CONSERVATIVE   MODERATE
UNDERLYING VANGUARD FUND         INCOME     GROWTH       GROWTH     GROWTH
---------------------------------------------------------------------------
Total Stock Market Index            5%         20%          35%       50%
Total International Stock Index    --           5           10        15
Total Bond Market Index            50          30           30        10
Short-Term Corporate               20          20           --        --
Asset Allocation                   25          25           25        25
----------------------------------------------------------------------------
Total                             100%        100%         100%      100%
---------------------------------------------------------------------------

     The Vanguard LifeStrategy Funds' board of trustees allocates each Fund's assets among the underlying funds based on the Fund's investment objective and policies. The board may change these allocations from time to time without shareholder approval. The Funds'

19
  investments in the underlying  funds may be affected by other factors as well. For example, an underlying fund may stop accepting or limit additional investments, forcing the Funds to invest in a different underlying fund.
     The following paragraphs briefly describe the five underlying Vanguard funds in which the Funds invest.
- VANGUARD TOTAL STOCK MARKET INDEX FUND seeks to track the performance of the Wilshire 5000 Total Market Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. This Fund invests in a representative sample of stocks that make up the Index.
- VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND seeks to track the performance of the Morgan Stanley Capital International (MSCI) Europe Index, the MSCI Pacific Index, and the Select Emerging Markets Free Index by investing in three Vanguard mutual funds that track the various components of the indexes.

- VANGUARD TOTAL BOND MARKET INDEX FUND seeks to track the performance of the Lehman Brothers Aggregate Bond Index by investing in a representative sample of bonds included in the Index. This Index measures the total universe of public investment- grade fixed income securities in the United States--including government, corporate, asset-backed, and international dollar-denominated bonds, as well as mortgage-backed securities, all with maturities of over one year.

- VANGUARD SHORT-TERM CORPORATE FUND invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, mainly short- and intermediate-term corporate bonds. The fund also invests, to a limited extent, in non-investment-grade and unrated fixed income securities, mainly short- and intermediate-term corporate bonds, and in U.S. dollar-denominated foreign bonds. The fund is expected to maintain a dollar-weighted average maturity of between one and three years.
- VANGUARD ASSET ALLOCATION FUND distributes its assets among common stocks (typically selected to parallel the performance of the S&P 500 Index, which is dominated by large-cap stocks), bonds (typically long-term U.S. Treasury bonds), and money market instruments. The fund's assets are allocated in proportions consistent with the adviser's evaluation of their expected returns and risks. These proportions are changed from time

     24

     to time as market expectations shift, and the fund may be up to 100% invested in any one of the three asset classes. The Funds are generally managed without regard to tax ramifications.


[FLAG] THROUGH THEIR LIMITED  INVESTMENTS IN ACTIVELY MANAGED  UNDERLYING FUNDS,
     THE LIFESTRATEGY FUNDS ARE SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT POOR SECURITY SELECTION WILL CAUSE AN UNDERLYING FUND--AND, THUS, THE LIFESTRATEGY FUNDS--TO UNDERPERFORM FUNDS WITH A SIMILAR OBJECTIVE.


[FLAG] EACH FUND MAY INVEST,  TO A LIMITED EXTENT,  IN DERIVATIVES.  DERIVATIVES
     MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily.
Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------


TEMPORARY INVESTMENT MEASURES

Each actively managed underlying fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the underlying fund may succeed in avoiding losses, but may otherwise fail to achieve its investment objective, which in turn may prevent a LifeStrategy Fund from achieving its investment objective.




--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic
effect             on             a             fund's              performance.
--------------------------------------------------------------------------------




COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and

25

selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
- Certain Vanguard funds charge purchase and/or redemption fees on transactions. See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.


     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.


THE FUNDS AND VANGUARD

The LIFESTRATEGY FUNDS have entered into an agreement with Vanguard under which Vanguard provides all management, administrative, and distribution services to the Funds at cost. The Funds owe Vanguard an amount sufficient to cover Vanguard's out-of-pocket costs for those services. The Funds also bear the cost of services provided by other parties (such as auditors, legal counsel, and the Funds' custodian), as well as taxes and other direct expenses of the Funds. However, the agreement provides that the Funds' expenses will be offset by a reimbursement from Vanguard for (a) the Funds' contributions to the costs of operating the underlying Vanguard funds in which the LifeStrategy Funds invest, and (b) certain savings in administrative and marketing costs that Vanguard expects to derive from the Funds' operation.
     The Funds' trustees believe that the reimbursements should be sufficient to offset most, if not all, of the expenses incurred by the Funds. As a result, each Fund is expected to operate at a very low or zero expense ratio. Since their inception in 1994, the Funds, in fact, have incurred no direct net expenses.

     Although the LifeStrategy Funds are not expected to incur any net expenses directly, the Funds' shareholders indirectly bear the expenses of the underlying Vanguard funds. Two of the following underlying funds (the Total International Stock Index and Asset Allocation Funds) list their actual expense ratios for their most recent fiscal years. Three of the underlying funds (the Total Stock Market Index, Total Bond Market Index, and Short-Term Corporate Funds) list estimates of their expense ratios for their current fiscal years. Expense ratios for the underlying funds were:
- Total Stock Market Index Fund 0.20%
- Total International Stock Index Fund 0.37%
- Total Bond Market Index Fund 0.22%
- Short-Term Corporate Fund 0.23%
- Asset Allocation Fund  0.42%

     Based on these figures and the percentage of each underlying fund owned, the LifeStrategy Funds had the following indirect expense ratios as of October 31, 2002:

- LifeStrategy Income Fund 0.27%
- LifeStrategy Conservative Growth Fund 0.27%
- LifeStrategy Moderate Growth Fund 0.28%
- LifeStrategy Growth Fund 0.28%


     Vanguard expects the Funds' indirect expense ratios to remain at or about 0.28%.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------


INVESTMENT ADVISERS

The LifeStrategy Funds do not employ an investment adviser. Rather, the Funds' board of trustees decides how to allocate each Fund's assets among the underlying funds. The chart below lists the investment adviser employed by each underlying fund:



--------------------------------------------------------------------------------
UNDERLYING FUND                            INVESTMENT ADVISER
-------------------------------------------------------------------------------
Vanguard Total Stock Market Index Fund          The Vanguard Group
-------------------------------------------------------------------------------
Vanguard Total International Stock Index Fund   The Vanguard Group*
-------------------------------------------------------------------------------
Vanguard Total Bond Market Index Fund           The Vanguard Group
-------------------------------------------------------------------------------
Vanguard Short-Term Corporate Fund              The Vanguard Group
-------------------------------------------------------------------------------
Vanguard Asset Allocation Fund                  Mellon Capital Management
                                                Corporation
-------------------------------------------------------------------------------
*Vanguard Total International Stock Index Fund does not have its own investment adviser, but rather benefits from the advisory services provided by The Vanguard Group to the three underlying funds in which the Total International Stock Index Fund invests: Vanguard(R) European Stock Index Fund, Vanguard(R) Pacific Stock Index Fund, and Vanguard(R) Emerging Markets Stock Index Fund. The Vanguard Group also oversees the Total International Stock Index Fund's cash investments, if any.
-------------------------------------------------------------------------------


 The chart below briefly describes each investment adviser:

--------------------------------------------------------------------------------
FIRM                                   BACKGROUND
-----------------------------------------------------------------------------
The Vanguard Group                     n  Based in Valley Forge, Pennsylvania
                                       n  Founded in 1975
                                       n  Manages about $398 billion in assets
-----------------------------------------------------------------------------
Mellon Capital Management Corporation  n Based in San Francisco, California
                                       n Founded in 1983
                                       n Manages about $62 billion in assets
-----------------------------------------------------------------------------

27

DIVIDENDS, CAPITAL GAINS, AND TAXES
FUND DISTRIBUTIONS


Each Fund distributes to shareholders virtually all of its net income as well as any capital gains realized from the sale of its holdings or received as capital gains distributions from the underlying funds. Income dividends for the LifeStrategy Income and Conservative Growth Funds generally are distributed in March, June, September, and December; income dividends for the LifeStrategy Moderate Growth and Growth Funds generally are distributed in June and December. Capital gains distributions generally occur in December. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

BASIC TAX POINTS

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:

- Distributions are taxable to you for federal income tax purposes, whether or not you reinvest these amounts in additional Fund shares.

-    Distributions   declared  in  December--if  paid  to  you  by  the  end  of
     January--are taxable for federal income tax purposes as if received in December.

- Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income for federal income tax purposes.

- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                              "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change).
You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

GENERAL INFORMATION

BACKUP  WITHHOLDING.   By  law,  Vanguard  must  withhold  30%  of  any  taxable
distributions or redemptions from your account if you do not:
-    Provide us with your correct taxpayer identification number;
-    Certify that the taxpayer identification number is correct; and
- Confirm that you are not subject to backup withholding. Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.

FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.

INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.


SHARE PRICE


Each Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.

     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.


FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by
PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

29


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the LifeStrategy Income Fund as an example. The Fund began fiscal year 2002 with a net asset value (price) of $12.97 per share. During the year, the Fund earned $0.57 per share from investment income (interest and dividends). There was a decline of $0.67 per share in the value of investments held or sold by the Fund, resulting in a net decline of $0.10 per share from investment operations.

Shareholders received $0.59 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the year was $12.28, reflecting losses of $0.10 per share and distributions of $0.59 per share. This was a decrease of $0.69 per share (from $12.97 at the beginning of the year to $12.28 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was -0.79% for the year.

As of October 31, 2002, the Fund had $1 billion in net assets. For the year, its net investment income amounted to 4.64% of its average net assets. The Fund sold and replaced securities valued at 10% of its net assets.
--------------------------------------------------------------------------------



LIFESTRATEGY INCOME FUND
===========================================================================================================
                                                YEAR ENDED    JAN. 1 TO
FOR A SHARE OUTSTANDING                           OCT. 31,     OCT. 31,        YEAR ENDED DECEMBER 31,
THROUGHOUT EACH PERIOD                                2002        2001*      2000    1999      1998    1997
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $12.97       $13.01    $12.82  $13.22    $12.43  $11.55
-----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .57          .52       .74     .69       .63     .63
 Capital Gain Distributions Received                    --           --       .04     .14       .20     .15
 Net Realized and Unrealized Gain
  (Loss) on Investments                               (.67)        (.09)      .23    (.47)      .78     .83
-----------------------------------------------------------------------------------------------------------
  Total from Investment Operations                    (.10)         .43      1.01     .36      1.61    1.61
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                (.59)        (.45)     (.74)   (.69)     (.63)   (.63)
  Distributions from Realized Capital Gains             --         (.02)     (.08)   (.07)     (.19)   (.10)
-----------------------------------------------------------------------------------------------------------
  Total Distributions                                 (.59)        (.47)     (.82)   (.76)     (.82)   (.73)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $12.28       $12.97    $13.01  $12.82    $13.22  $12.43
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        -0.79%        3.42%     8.06%   2.82%    13.17%  14.23%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)               $1,001         $790      $632    $555      $449    $244
 Ratio of Expenses to Average Net Assets--Note B        0%           0%        0%      0%        0%      0%
 Ratio of Net Investment Income
  to Average Net Assets                              4.64%      4.87%**     5.84%    5.37%    5.24%   5.54%
 Portfolio Turnover Rate                               10%           4%       17%     11%        3%      6%
===========================================================================================================

 *The Fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Annualized.

LIFESTRATEGY CONSERVATIVE GROWTH FUND
===========================================================================================================
                                                YEAR ENDED    JAN. 1 TO
FOR A SHARE OUTSTANDING                           OCT. 31,     OCT. 31,        YEAR ENDED DECEMBER 31,
THROUGHOUT EACH PERIOD                                2002        2001*      2000    1999      1998    1997
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $13.88       $14.71    $15.10  $14.71    $13.40  $12.14
-----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .51          .45       .70     .64       .58     .56
 Capital Gain Distributions Received                    --           --       .06     .18       .20     .18
 Net Realized and Unrealized Gain
  (Loss) on Investments                              (1.06)        (.84)     (.29)    .31      1.32    1.27
-----------------------------------------------------------------------------------------------------------
  Total from Investment Operations                    (.55)        (.39)      .47    1.13      2.10    2.01
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.52)        (.40)    (.70)    (.63)     (.59)   (.56)
 Distributions from Realized Capital Gains              --         (.04)    (.16)    (.11)     (.20)   (.19)
-----------------------------------------------------------------------------------------------------------
  Total Distributions                                 (.52)        (.44)    (.86)    (.74)     (.79)   (.75)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $12.81       $13.88    $14.71  $15.10    $14.71  $13.40
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        -4.11%       -2.61%     3.12%   7.86%    15.88%  16.81%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)               $2,133       $1,954    $1,897  $1,748    $1,416    $803
 Ratio of Expenses to Average Net Assets--Note B        0%           0%        0%      0%        0%      0%
 Ratio of Net Investment Income
   to Average Net Assets                             3.79%      3.78%**     4.73%   4.34%     4.32%   4.61%
 Portfolio Turnover Rate                               12%          14%        9%      5%        3%      1%
===========================================================================================================

 *The Fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Annualized.



LIFESTRATEGY MODERATE GROWTH FUND
===========================================================================================================
                                                YEAR ENDED    JAN. 1 TO
FOR A SHARE OUTSTANDING                           OCT. 31,     OCT. 31,        YEAR ENDED DECEMBER 31,
THROUGHOUT EACH PERIOD                                2002        2001*      2000    1999      1998    1997
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $15.52       $17.25    $18.18  $16.86    $14.81  $12.97
-----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .45          .35       .64     .55      .510    .490
 Capital Gain Distributions Received                   .01           --       .08     .24      .241    .236
  Net Realized and Unrealized Gain
   (Loss) on Investments                             (1.55)       (1.80)     (.87)   1.21     2.054   1.819
-----------------------------------------------------------------------------------------------------------
  Total from Investment Operations                   (1.09)       (1.45)     (.15)   2.00     2.805   2.545
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.47)        (.22)     (.64)   (.55)    (.510)  (.490)
 Distributions from Realized Capital Gains              --         (.06)     (.14)   (.13)    (.245)  (.215)
-----------------------------------------------------------------------------------------------------------
  Total Distributions                                 (.47)        (.28)     (.78)   (.68)    (.755)  (.705)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $13.96       $15.52    $17.25  $18.18    $16.86  $14.81
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        -7.30%       -8.48%    -0.88%  12.01%    19.03%  19.77%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)               $3,897       $4,077    $3,911  $3,441    $2,202  $1,358
 Ratio of Expenses to Average Net Assets--Note B        0%           0%        0%      0%        0%      0%
 Ratio of Net Investment Income
  to Average Net Assets                              2.98%      2.69%**     3.59%   3.47%     3.43%   3.72%
 Portfolio Turnover Rate                               15%          16%       12%      3%        5%      2%
===========================================================================================================

 *The Fund's fiscal year-end changed from December 31 to October 31, effective
  October 31, 2001.
**Annualized.

31

LIFESTRATEGY GROWTH FUND
===========================================================================================================
                                                YEAR ENDED    JAN. 1 TO
FOR A SHARE OUTSTANDING                           OCT. 31,     OCT. 31,        YEAR ENDED DECEMBER 31,
THROUGHOUT EACH PERIOD                                2002        2001*      2000    1999      1998    1997
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $16.56       $19.59    $21.41  $18.79    $16.04  $13.68
-----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .34          .23       .51     .45      .410     .39
 Capital Gain Distributions Received                    --           --       .10     .29      .264     .28
 Net Realized and Unrealized Gain
  (Loss) on Investments                              (2.10)       (3.04)    (1.75)   2.49     2.751    2.36
-----------------------------------------------------------------------------------------------------------
  Total from Investment Operations                   (1.76)       (2.81)    (1.14)   3.23     3.425    3.03
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.35)        (.16)     (.51)   (.45)    (.410)   (.38)
 Distributions from Realized Capital Gains              --         (.06)     (.17)   (.16)    (.265)   (.29)
-----------------------------------------------------------------------------------------------------------
  Total Distributions                                 (.35)        (.22)     (.68)   (.61)    (.675)   (.67)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $14.45       $16.56    $19.59  $21.41    $18.79  $16.04
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       -10.91%      -14.43%    -5.44%  17.32%    21.40%  22.26%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                $3,209       $3,512    $3,738  $3,177    $1,924  $1,184
Ratio of Expenses to Average Net Assets--Note B         0%           0%        0%      0%        0%      0%
Ratio of Net Investment Income
  to Average Net Assets                              2.12%      1.53%**     2.49%   2.50%     2.53%   2.84%
Portfolio Turnover Rate                                 7%           7%        6%      1%        2%      1%
===========================================================================================================

 *The Fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Annualized.

--------------------------------------------------------------------------------
 INVESTING WITH VANGUARD

This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, Investing Made Easy, provides information that will help individual investors make the most of their relationship with Vanguard. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions at the end of this section.

                                  BUYING SHARES
                                REDEEMING SHARES
                                EXCHANGING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD

--------------------------------------------------------------------------------

BUYING SHARES
ACCOUNT MINIMUMS

TO OPEN AND MAINTAIN AN ACCOUNT: $3,000 for regular accounts; $1,000 for IRAs and most custodial accounts for minors.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail, exchange, or Fund Express; $1,000 by wire.

     Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

HOW TO BUY SHARES

ONLINE: You can open certain types of accounts or buy shares in an existing account through our website at www.vanguard.com. BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group--Fund number. For a list of Fund numbers and addresses, see Contacting Vanguard.
BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard/(R)/ fund. See Exchanging Shares and Other Rules You Should Know.


BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.

BY FUND EXPRESS/(R)/ (AUTOMATIC OR SPECIAL PURCHASES): You can purchase shares by electronically transferring money from a previously designated bank account. To establish this option, you must complete a special form or the appropriate section of your account registration.
YOUR PURCHASE PRICE

ONLINE, BY CHECK, BY EXCHANGE, OR BY WIRE: You buy shares at a fund's NAV determined as of your TRADE DATE. For all

33

Vanguard funds (other than money market funds), purchases received at Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) receive a trade date of the same day, and purchases received after that time receive a trade date of the first business day following the date of receipt. For money market funds, the trade date depends on the method of payment for the purchase.
BY FUND EXPRESS: For all Vanguard funds, Fund Express instructions received at Vanguard before the close of regular trading on the Exchange will result in a purchase that occurs on and receives a trade date of the next business day (two business days later for money market funds).


PURCHASE RULES YOU SHOULD KNOW

^CHECK PURCHASES. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. Vanguard does not accept cash, traveler's checks, or money orders. In addition, to protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
^NEW ACCOUNTS. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right to close your account or take such other steps as we deem reasonable.

^LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).

^FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund, at any time, for any reason.

34
REDEEMING SHARES

HOW TO REDEEM SHARES Be sure to check Other Rules You Should Know before initiating your request.
ONLINE: Request a redemption through our website at www.vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.


BY FUND EXPRESS: If you've established the Fund Express option on your account, you can redeem shares by electronically transferring your redemption proceeds to a previously designated bank account. The Fund Express option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration.


YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

TYPES OF REDEMPTIONS

^CHECK REDEMPTIONS. Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.

^EXCHANGE REDEMPTIONS. You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. See Exchanging Shares and Other Rules You Should Know.

^FUND EXPRESS REDEMPTIONS. Proceeds of shares redeemed by Fund Express will be credited to your bank account two business days after your trade date. ^WIRE REDEMPTIONS. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions are not available for Vanguard's balanced or stock funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. A $5 fee applies to wire redemptions under $5,000. MONEY MARKET FUNDS: For telephone requests received at Vanguard by 10:45 a.m. (2 p.m. for Vanguard/(R)/ Prime Money Market Fund), Eastern time, the redemption proceeds will leave Vanguard by the close of business that same day. For other requests received before 4 p.m., Eastern time, the

35


redemption proceeds will leave Vanguard by the close of business on the following business day. BOND FUNDS: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.


REDEMPTION RULES YOU SHOULD KNOW

^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust,corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.


^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.

^RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express/(R)/.
^SHARE CERTIFICATES. If share certificates have been issued for your account, those shares cannot be redeemed until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard.

^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee.

^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).

^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.

EXCHANGING SHARES

All open Vanguard funds accept exchange requests online (through your account registered with Vanguard.com), by telephone, or by mail. However, because excessive exchanges can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard places certain limits on the exchange privilege.



     If you are exchanging into or out of the U.S. STOCK INDEX FUNDS, INTERNATIONAL STOCK INDEX FUNDS, REIT INDEX FUND, BALANCED INDEX FUND, CALVERT SOCIAL INDEX FUND, INTERNATIONAL GROWTH FUND, INTERNATIONAL VALUE FUND, INTERNATIONAL EXPLORER(TM) FUND, or GROWTH AND INCOME FUND, these limits generally are as follows:
- No online or telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days. Any exchange request placed during these hours will not be accepted. On days when the New York Stock Exchange is scheduled to close early, this end-of-day restriction will be adjusted to begin 11^2 hours prior to the scheduled close. (For example, if the New York Stock Exchange is scheduled to close at 1 p.m., Eastern time, the cutoff for online and phone exchanges will be 11:30 a.m., Eastern time.)
- No more than two exchanges OUT of a fund may be requested online or by telephone within any 12-month period.

     For ALL OTHER VANGUARD FUNDS, the following limits generally apply:
- No more than two substantive "round trips" through a non-money-market fund during any 12-month period. A "round trip" is a redemption OUT of a fund (by any means) followed by a purchase back INTO the same fund (by any means). "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect management of the fund.
-    Round trips must be at least 30 days apart.

     Please note that Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. Also, in the event of a conflict between the exchange-privilege limitations of two funds, the stricter policy will apply to the transaction.

37

OTHER RULES YOU SHOULD KNOW


VANGUARD.COM/(R)/
^REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
^SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit online exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund,

Balanced Index Fund, Calvert Social Index Fund, Interna tional Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

TELEPHONE TRANSACTIONS
^AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.

^TELE-ACCOUNT/(R)/. To conduct account transactions through Vanguard's automated telephone service, you must first obtain a Personal Identification Number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.

^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
 - Ten-digit account number.
 - Complete owner name and address.
 - Primary Social Security or employer identification number.
 - Personal Identification Number (PIN), if applicable.
^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.


^SOME VANGUARD FUNDS DO NOT PERMIT TELEPHONE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

38

WRITTEN INSTRUCTIONS
^"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
 - The fund name and account number.

 - The amount of the transaction (in dollars, shares, or percent).
 - Authorized signatures, as registered on the account.
 - Signature guarantees, if required for the type of transaction.*
 - Any supporting legal documentation that may be required.
*For instance, signature guarantees must be provided by all registered account owners when redemption proceeds are to be sent to a different person or address. Call Vanguard for specific signature-guarantee requirements.

ACCOUNTS WITH MORE THAN ONE OWNER
In the case of an account with more than one owner, Vanguard will accept telephone or written instructions from any owner unless all owners specifically instruct us otherwise.


RESPONSIBILITY FOR FRAUD

Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.


UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS

You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.


LOW-BALANCE ACCOUNTS
All   Vanguard   funds   reserve   the  right  to  close   any   investment-only
retirement-plan account or any nonretirement account whose balance falls below the minimum initial investment.
If a fund has a redemption fee, that fee will be applied to shares redeemed upon closure of the account.

39


Vanguard deducts a $10 fee in June from each nonretirement account whose balance at that time is below $2,500 ($500 for Vanguard/(R)/ STAR(TM) Fund). The fee can be waived if your total Vanguard account assets are $50,000 or more.


FUND AND ACCOUNT UPDATES


CONFIRMATION STATEMENTS
We will send you a statement confirming the trade date and amount of your transaction when you buy, sell, or exchange shares.


PORTFOLIO SUMMARIES

We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.


TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

AVERAGE-COST REVIEW STATEMENTS
For most taxable accounts, average-cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average-cost single-category method, which is one of the methods established by the IRS.


ANNUAL AND SEMIANNUAL REPORTS
Financial reports about Vanguard LifeStrategy Funds will be mailed twice a year, in June and December. These comprehensive reports include overviews of the financial markets and specific information concerning the Funds: n Performance assessments with comparisons to industry benchmarks.
- Financial statements with detailed listings of the Funds' holdings.

     To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one copy of the Fund report to that address, instead of mailing separate reports to each shareholder, unless you contact our Client Services Department in writing, by telephone, or by e-mail and instruct us otherwise.
     Vanguard can deliver your Fund reports electronically, if you prefer. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of Fund reports by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and we will send paper copies of Fund reports within 30 days of receiving your notice.

CONTACTING VANGUARD
ONLINE

VANGUARD.COM
- Your best source of Vanguard news n For fund, account, and service information
- For most account transactions n For literature requests n 24 hours per day, 7 days per week

VANGUARD TELE-ACCOUNT/(R)/
1-800-662-6273
(ON-BOARD)
- For automated fund and account information
- For redemptions by check, exchange (subject to certain limitations), or wire
- Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at
1-800-952-3335)
- For fund and service information
- For literature requests

- Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at
1-800-749-7273)
- For account information
- For most account transactions
- Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
- For information and services for large institutional investors
- Business hours only

VANGUARD ADDRESSES

REGULAR MAIL (INDIVIDUALS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGISTERED, EXPRESS, OR OVERNIGHT MAIL:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

41

FUND NUMBERS
Please use the specific fund number when contacting us about:
Vanguard LifeStrategy Income Fund--723
Vanguard LifeStrategy Conservative Growth Fund--724
Vanguard LifeStrategy Moderate Growth Fund--914
Vanguard LifeStrategy Growth Fund--122



The Vanguard Group, Vanguard, Vanguard.com, Plain Talk, Vanguard Fund Express, Fund Express, Vanguard Tele-Account, Tele-Account, STAR, Explorer, LifeStrategy, and the ship logo are trademarks of The Vanguard Group, Inc. Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund. All other marks are the exclusive property of their respective owners.

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

BALANCED FUND
A mutual fund that seeks to provide some combination of income, capital growth, and conservation of capital by investing in stocks, bonds, and/or money market instruments.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.

DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.


EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FUND DIVERSIFICATION
Holding a variety of securities so that a fund's return is not badly hurt by the poor performance of a single security, industry, or country.

FUND OF FUNDS
A mutual fund that pursues its objective by investing in other mutual funds rather than in individual securities.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY

The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.


YIELD

Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

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
(This page intnetionally left blank.)

(This page intnetionally left blank.)

[SHIP LOGO]
LOGO

   Post Office Box 2600
   Valley Forge, PA 19482-2600



FOR MORE INFORMATION

If you'd like more information about Vanguard LifeStrategy Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.
To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.


                                                   Funds' Investment Company Act
                                                           file number: 811-3919

                                               (C) 2003 The Vanguard Group, Inc.

                                                            All rights reserved.
                                                 Vanguard Marketing Corporation,
                                                                    Distributor.

                                                                     P088 022003

VANGUARD(R) LIFESTRATEGY(R) FUNDS


For Participants . February 28, 2003


This prospectus contains financial data for the Funds through the fiscal year ended October 31, 2002.

                                               VANGUARD LIFESTRATEGY INCOME FUND

                                  VANGUARD LIFESTRATEGY CONSERVATIVE GROWTH FUND

                                      VANGUARD LIFESTRATEGY MODERATE GROWTH FUND

                                               VANGUARD LIFESTRATEGY GROWTH FUND

BALANCED
PROSPECTUS
[GRAPHIC]



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                          [LOGO]
                                                              THE VANGUARD GROUP

VANGUARD LIFESTRATEGY FUNDS

Participant Prospectus
February 28, 2003




--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------
  1 AN INTRODUCTION TO VANGUARD LIFESTRATEGY FUNDS
  1 FUND PROFILES
    1 Vanguard LifeStrategy Income Fund
    4 Vanguard LifeStrategy Conservative Growth Fund
    7 Vanguard LifeStrategy Moderate Growth Fund
    10 Vanguard LifeStrategy Growth Fund
 13 MORE ON THE FUNDS
 20 THE FUNDS AND VANGUARD
 21 INVESTMENT ADVISERS
 23 DIVIDENDS, CAPITAL GAINS, AND TAXES
 23 SHARE PRICE
 23 FINANCIAL HIGHLIGHTS
 27 INVESTING WITH VANGUARD
 28 ACCESSING FUND INFORMATION
 BY COMPUTER

 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk/(R)/ explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

This prospectus is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
-------------------------------------------------------------------------------

1

AN INTRODUCTION TO VANGUARD LIFESTRATEGY FUNDS


This prospectus provides information about the Vanguard LifeStrategy Funds, a group of mutual funds that separately invest fixed percentages of assets in up to five other Vanguard stock and bond mutual funds. Because they invest in other funds, rather than in individual securities, each Fund is considered a "fund of funds."

     The LifeStrategy Funds offer four distinct choices for different investment styles and life stages. Because an investor's risk tolerance, investment goals, investment time horizon, and financial circumstances are subject to change over time, the LifeStrategy Funds offer alternative strategies for attaining capital growth and income. The allocation to stocks and bonds in each LifeStrategy Fund reflects its greater or lesser emphasis on pursuing current income or growth of capital.
     Below you'll find profiles that summarize the key features of each Fund. Following the profiles, there is important additional information about the Funds.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                "FUND OF FUNDS"

The term "fund of funds" is used to describe a mutual fund that pursues its objective by investing in other mutual funds, rather than in individual stocks or bonds. A fund of funds may charge for its own direct expenses, in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. A fund of funds is best suited for long-term investors.
--------------------------------------------------------------------------------



FUND PROFILE--VANGUARD(R) LIFESTRATEGY(R)
INCOME FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide current income and some growth of capital.

PRIMARY INVESTMENT STRATEGIES
The Fund invests in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to bonds and 20% to common stocks. The percentages of the Fund's assets allocated to each of the underlying funds are:

- Vanguard(R) Total Bond Market Index Fund 50%
- Vanguard(R) Asset Allocation Fund 25%
- Vanguard(R) Short-Term Corporate Fund 20%
- Vanguard(R) Total Stock Market Index Fund 5%

     The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade corporate bonds, as well as mortgage-backed securities. Its indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks.


PRIMARY RISKS The Fund is subject to several stock and bond market risks, any of which could cause an investor to lose money. However, because bonds usually are less volatile than stocks, and because the Fund invests most of its assets in bonds, the Fund's overall level of risk should be relatively low.

- With approximately 80% of its assets allocated to bonds, the Fund is primarily subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates; income risk, which is the chance that falling interest rates will cause the Fund's income to decline; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, thus reducing the underlying fund's return; and call/prepayment risk, which is the chance that during periods of falling interest rates, issuers will call--or repay--higher-yielding bonds or mortgage-backed securities before their maturity dates. Forced to reinvest the unanticipated proceeds at lower interest rates, an underlying fund would experience a decline in income and lose potential price appreciation associated with falling interest rates.
- With approximately 20% of its assets allocated to stocks, the Fund is subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to manager risk, which is the chance that poor security selection will cause one of the Fund's actively managed underlying funds--and, thus, the Fund itself--to underperform funds with a similar objective.

For additional information on investment risks, see MORE ON THE FUNDS.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and a composite bond/stock index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.
     ----------------------------------------------------
                  ANNUAL TOTAL RETURNS
     [BAR CHART]
                1995    22.99%
                1996     7.65
                1997    14.23
                1998    13.17
                1999     2.82
                2000     8.06
                2001     4.06
                2002     0.12
      ----------------------------------------------------


     During the periods shown in the bar chart, the highest return for a calendar quarter was 6.93% (quarter ended June 30, 1995), and the lowest return for a quarter was -2.49% (quarter ended September 30, 2002).

3



--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                               SINCE INCEPTION*
                                      1 YEAR        5 YEARS
--------------------------------------------------------------------------------
VANGUARD LIFESTRATEGY INCOME FUND       0.12%          5.55%              8.67%
Lehman Brothers Aggregate
 Bond Index                            10.26           7.55               8.39
Income Composite Index**                1.96           5.52               8.07
--------------------------------------------------------------------------------
*Since-inception returns are from September 30, 1994--the inception date of the Fund--through December 31, 2002.
**Derived by applying the Fund's target allocation to the results of the following benchmarks: for U.S. stocks, the Wilshire 5000 Total Market Index; for bonds, the Lehman Brothers Aggregate Bond Index; and for short-term investments, the Salomon Smith Barney 3-Month U.S. Treasury Bill Index.
--------------------------------------------------------------------------------



FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2002.




      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Total Annual Fund Operating Expenses:                               None*

*Although the Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's annualized indirect expense ratio, based on its underlying investments, was 0.27% as of October 31, 2002.


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain the same. The results apply whether or not you redeem your investment at the end of the given period.



--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
 $28            $87          $152           $343
--------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                 NET ASSETS AS OF OCTOBER 31, 2002
Dividends are distributed quarterly in      $1 billion
March, June, September, and December;
capital gains, if any, are distributed      NEWSPAPER ABBREVIATION
annually in December.                       LifeInc

INVESTMENT ADVISER                          VANGUARD FUND NUMBER
The Fund does not employ an investment      723
adviser, but benefits from the investment
advisory services provided to the           CUSIP NUMBER
underlying Vanguard funds in which it       921909206
invests.

INCEPTION DATE                              TICKER SYMBOL
September 30, 1994                          VASIX
--------------------------------------------------------------------------------


FUND PROFILE--VANGUARD(R) LIFESTRATEGY(R) CONSERVATIVE GROWTH FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide current income and low to moderate growth of capital.

PRIMARY INVESTMENT STRATEGIES
The Fund invests in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to bonds and 40% to common stocks. The percentages of the Fund's assets allocated to each of the underlying funds are:
- Vanguard Total Bond Market Index Fund 30%
- Vanguard Asset Allocation Fund 25%
- Vanguard Short-Term Corporate Fund 20%
- Vanguard Total Stock Market Index Fund 20%

- Vanguard(R) Total International Stock Index Fund 5%

     The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade corporate bonds, as well as mortgage-backed securities. Its indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.


PRIMARY RISKS
The Fund is subject to several stock and bond market risks, any of which could cause an investor to lose money. However, because bonds usually are less volatile than stocks, and because the Fund invests more than half of its assets in bonds, the Fund's overall level of risk should be low to moderate.

- With approximately 60% of its assets allocated to bonds, the Fund is subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates; income risk, which is the chance that falling interest rates will cause the Fund's income to decline; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, thus reducing the underlying fund's return; call/prepayment risk, which is the chance that during periods of falling interest rates, issuers will call--or repay--higher-yielding bonds or mortgage-backed securities before their maturity dates. Forced to reinvest the unanticipated proceeds at lower interest rates, an underlying fund would experience a decline in income and lose potential price appreciation associated with falling interest rates.



- With approximately 40% of its assets allocated to stocks, the Fund is subject to stock market risk, which is the chance that stock prices overall will decline . Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to manager risk, which is the chance that poor security selection will cause one of the Fund's actively managed underlying funds--and, thus, the Fund itself--to underperform funds with a similar objective.

For additional information on investment risks, see MORE ON THE FUNDS.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                  ANNUAL TOTAL RETURNS
     [BAR CHART]
                1995    24.35%
                1996    10.36
                1997    16.81
                1998    15.88
                1999     7.86
                2000     3.12
                2001    -0.08
                2002    -5.37
      ----------------------------------------------------


     During the periods shown in the bar chart, the highest return for a calendar quarter was 8.84% (quarter ended December 31, 1998), and the lowest return for a quarter was -6.74% (quarter ended September 30, 2002).





--------------------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                               SINCE INCEPTION*
                                      1 YEAR        5 YEARS
------------------------------------------------------------------------------
VANGUARD LIFESTRATEGY                  -5.37%          4.03%              8.46%
 CONSERVATIVE GROWTH FUND
Lehman Brothers Aggregate Bond Index   10.26           7.55               8.39
Wilshire 5000 Total Market Index      -20.86          -0.87               9.17
Conservative Growth Composite Index**  -4.10           3.87               7.90

--------------------------------------------------------------------------------
*Since-inception returns are from September 30, 1994--the inception date of the Fund--through December 31, 2002.
**Derived by applying the Fund's target allocation to the results of the following benchmarks: for U.S. stocks, the Wilshire 5000 Total Market Index; for international stocks, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index; for bonds, the Lehman Brothers Aggregate Bond Index; and for short-term investments, the Salomon Smith Barney 3-Month U.S. Treasury Bill Index.
--------------------------------------------------------------------------------

                                                                               6
FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2002.




      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Total Annual Fund Operating Expenses:                               None*

*Although the Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's annualized indirect expense ratio, based on its underlying investments, was 0.27% as of October 31, 2002.


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain the same. The results apply whether or not you redeem your investment at the end of the given period.



--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $28          $87        $152          $343
--------------------------------------------------



     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                 NET ASSETS AS OF OCTOBER 31, 2002
Dividends are distributed quarterly in      $2.1 billion
March, June, September, and December;
capital gains, if any, are distributed      NEWSPAPER ABBREVIATION
annually in December.                       LifeCon

INVESTMENT ADVISER                          VANGUARD FUND NUMBER
The Fund does not employ an investment      724
adviser, but benefits from the investment
advisory services provided to the           CUSIP NUMBER
underlying Vanguard funds in which it       921909305
invests.

INCEPTION DATE                              TICKER SYMBOL
September 30, 1994                          VSCGX
--------------------------------------------------------------------------------

7

FUND PROFILE--VANGUARD(R) LIFESTRATEGY(R)
MODERATE GROWTH FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide growth of capital and a low to moderate level of current income.

PRIMARY INVESTMENT STRATEGIES
The Fund invests in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to common stocks and 40% to bonds. The percentages of the Fund's assets allocated to each of the underlying funds are:
- Vanguard Total Stock Market Index Fund 35%
- Vanguard Total Bond Market Index Fund 30%
- Vanguard Asset Allocation Fund25%
- Vanguard Total International Stock Index Fund 10%

     The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade corporate bonds (with an emphasis on long-term U.S. Treasury bonds), as well as mortgage-backed securities.


PRIMARY RISKS
The Fund is subject to several stock and bond market risks, any of which could cause an investor to lose money. However, because bonds usually are less volatile than stocks, and because the Fund invests a significant portion of its assets in bonds, the Fund's overall level of risk should be moderate.

- With approximately 60% of its assets allocated to stocks, the Fund is primarily subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates; and country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.
- With approximately 40% of its assets allocated to bonds, the Fund is subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, thus reducing the underlying fund's return; and call/prepaymen/income risk, which is the chance that during periods of falling interest rates, issuers will call--or repay--higher-yielding bonds or mortgage-backed securities before their maturity dates. Forced to reinvest the unanticipated proceeds at lower interest rates, an underlying fund would experience a decline in income and lose potential price appreciation associated with falling interest rates.
- The Fund is also subject to manager risk, which is the chance that poor security selection will cause one of the Fund's actively managed underlying funds--and, thus, the Fund itself--to underperform funds with a similar objective.

For additional information on investment risks, see MORE ON THE FUNDS.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite stock/bond index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.
     ----------------------------------------------------
                  ANNUAL TOTAL RETURNS
     [BAR CHART]
                1995    27.94%
                1996    12.71
                1997    19.77
                1998    19.03
                1999    12.01
                2000    -0.88
                2001    -4.48
                2002   -10.32
      ----------------------------------------------------


     During the periods shown in the bar chart, the highest return for a calendar quarter was 13.08% (quarter ended December 31, 1998), and the lowest return for a quarter was -10.77% (quarter ended September 30, 2002).



--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                                SINCE INCEPTION*
                                      1 YEAR        5 YEARS
--------------------------------------------------------------------------------
VANGUARD LIFESTRATEGY                 -10.32%          2.51%              8.37%
 MODERATE GROWTH FUND
Lehman BrothersAggregate Bond Index    10.26           7.55               8.39
Wilshire 5000 Total Market Index      -20.86          -0.87               9.17
Moderate Growth Composite Index**      -8.46           2.75               8.36
--------------------------------------------------------------------------------
 *Since-inception returns are from September 30, 1994--the inception date of the Fund--through December 31, 2002.
**Derived by applying the Fund's target allocation to the results of the following benchmarks: for U.S. stocks, the Wilshire 5000 Total Market Index; for international stocks, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index; and for bonds, the Lehman Brothers Aggregate Bond Index.
--------------------------------------------------------------------------------

9
FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2002.



      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Total Annual Fund Operating Expenses:                               None*

*Although the Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's annualized indirect expense ratio, based on its underlying investments, was 0.28% as of October 31, 2002.


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain the same. The results apply whether or not you redeem your investment at the end of the given period.



--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
   $29          $90         $157         $356
--------------------------------------------------



     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.




--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                 NET ASSETS AS OF OCTOBER 31, 2002
Dividends are distributed quarterly in      $3.9 billion
March, June, September, and December;
capital gains, if any, are distributed      NEWSPAPER ABBREVIATION
annually in December.                       LifeMod

INVESTMENT ADVISER                          VANGUARD FUND NUMBER
The Fund does not employ an investment      914
adviser, but benefits from the investment
advisory services provided to the           CUSIP NUMBER
underlying Vanguard funds in which it       921909404
invests.

INCEPTION DATE                              TICKER SYMBOL
September 30, 1994                           VSMGX
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) LIFESTRATEGY(R)
GROWTH FUND

INVESTMENT OBJECTIVE
The Fund seeks to provide growth of capital and some current income.

PRIMARY INVESTMENT STRATEGIES
The Fund invests in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to common stocks and 20% to bonds. The percentages of the Fund's assets allocated to each of the underlying funds are:

- Vanguard Total Stock Market Index Fund 50%

- Vanguard Asset Allocation Fund25%
- Vanguard Total International Stock Index Fund 15%
- Vanguard Total Bond Market Index Fund 10%

     The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade corporate bonds (with a strong emphasis on long-term U.S. Treasury bonds), as well as mortgage-backed securities.


PRIMARY RISKS
The Fund is subject to several stock and bond market risks, any of which could cause an investor to lose money. Because stocks usually are more volatile than bonds, and the Fund invests more in stocks than the other LifeStrategy Funds, the Fund's overall level of risk should be high compared with those funds; however, the level of risk should be lower than that of a fund investing entirely in stocks.

- With approximately 80% of its assets allocated to stocks, the Fund is primarily subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates; and country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.
- With approximately 20% of its assets allocated to bonds, the Fund is subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, thus reducing the underlying fund's return; and call/prepayment/income risk, which is the chance that during periods of falling interest rates, issuers will call--or repay--higher-yielding bonds before their maturity dates. Forced to reinvest the unanticipated proceeds at lower interest rates, an underlying fund would experience a decline in income and lose potential bond price appreciation associated with falling interest rates. For mortgage-backed securities, this risk is known as prepayment risk.
- The Fund is also subject to manager risk, which is the chance that poor security selection will cause one of the Fund's actively managed underlying funds--and, thus, the Fund itself--to underperform funds with a similar objective.

For additional information on investment risks, see MORE ON THE FUNDS.

11

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and a composite stock/bond index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                  ANNUAL TOTAL RETURNS
     [BAR CHART]
                1995    29.24%
                1996    15.41
                1997    22.26
                1998    21.40
                1999    17.32
                2000    -5.44
                2001    -8.86
                2002   -15.84
      ----------------------------------------------------


     During the periods shown in the bar chart, the highest return for a calendar quarter was 17.31% (quarter ended December 31, 1998), and the lowest return for a quarter was -14.91% (quarter ended September 30, 2002).



--------------------------------------------------------------------------------
            AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                               SINCE INCEPTION*
                                      1 YEAR        5 YEARS
--------------------------------------------------------------------------------
VANGUARD LIFESTRATEGY GROWTH FUND     -15.84%          0.65%              7.97%
Wilshire 5000 Total Market Index      -20.86          -0.87               9.17
Growth Composite Index**              -14.24           0.84               7.96
--------------------------------------------------------------------------------
*Since-inception returns are from September 30, 1994--the inception date of the Fund--through December 31, 2002.
**Derived by applying the Fund's target allocation to the results of the following benchmarks: for U.S. stocks, the Wilshire 5000 Total Market Index; for international stocks, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index; and for bonds, the Lehman Brothers Aggregate Bond Index.
--------------------------------------------------------------------------------

                                                                              12
FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2002.




      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Total Annual Fund Operating Expenses:                               None*

*Although the Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's annualized indirect expense ratio, based on its underlying investments, was 0.28% as of October 31, 2002.


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain the same. The results apply whether or not you redeem your investment at the end of the given period.



--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $29          $90        $157         $356
--------------------------------------------------



     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                 NET ASSETS AS OF OCTOBER 31, 2002
Dividends are distributed quarterly in      $3.2 billion
March, June, September, and December;
capital gains, if any, are distributed      NEWSPAPER ABBREVIATION
annually in December.                       LifeGro

INVESTMENT ADVISER                          VANGUARD FUND NUMBER
The Fund does not employ an investment      122
adviser, but benefits from the investment
advisory services provided to the           CUSIP NUMBER
underlying Vanguard funds in which it      921909503
invests.

INCEPTION DATE                              TICKER SYMBOL
September 30, 1994                           VASGX

--------------------------------------------------------------------------------

13

MORE ON THE FUNDS

This prospectus describes the you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG]symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

     The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. As "funds of funds," the LifeStrategy Funds achieve their investment objectives by investing in other Vanguard mutual funds. Because the LifeStrategy Funds hold only four or five underlying funds, they are classified as nondiversified. However, through its investments in these underlying funds, each of the LifeStrategy Funds indirectly owns a diversified portfolio of stocks and/or bonds.


ASSET ALLOCATION FRAMEWORK
Asset allocation--that is, dividing your investment among stocks, bonds, and short-term investments--is one of the most critical decisions you can make as an investor. The best mix for you will depend on your personal investment objective, time horizon, and risk tolerance. The LifeStrategy Funds offer four pre-set asset allocation strategies, and so provide shareholders with a simple way to meet typical investment needs at different stages of life.
     Each Fund invests in up to five underlying Vanguard funds to pursue a target allocation of stocks, bonds, and short-term investments. Because one of the underlying funds (Vanguard Asset Allocation Fund) periodically shifts its holdings among asset classes, each LifeStrategy Fund's asset mix can fluctuate within a prescribed range. The tables below illustrate the expected asset allocation and the potential allocation ranges for each Fund:


-----------------------------------------------------------------------
                      EXPECTED ASSET ALLOCATION
-----------------------------------------------------------------------
                                                           SHORT-TERM
                                       STOCKS    BONDS    INVESTMENTS*
-----------------------------------------------------------------------
LifeStrategy Income Fund                 20%      80%         0%
LifeStrategy Conservative Growth Fund    40%      60%         0%
LifeStrategy Moderate Growth Fund        60%      40%         0%
LifeStrategy Growth Fund                 80%      20%         0%
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                  POTENTIAL ASSET ALLOCATION RANGE
-----------------------------------------------------------------------
                                                           SHORT-TERM
                                       STOCKS    BONDS    INVESTMENTS*
-----------------------------------------------------------------------
LifeStrategy Income Fund               5%-30%   70%-95%     0%-25%
LifeStrategy Conservative Growth Fund  25%-50%  50%-75%     0%-25%
LifeStrategy Moderate Growth Fund      45%-70%  30%-55%     0%-25%
LifeStrategy Growth Fund               65%-90%  10%-35%     0%-25%
-----------------------------------------------------------------------
*"Short-term investments" consist of any money market instruments held by Vanguard Asset Allocation Fund, one of the underlying Vanguard funds in which the LifeStrategy Funds invest.

MARKET EXPOSURE
Each of the LifeStrategy Funds owns, indirectly through investment in the underlying funds, a portfolio of stocks and bonds. Because Vanguard Asset Allocation Fund periodically shifts its holdings among asset classes, it is not possible to precisely describe, in all cases, the percentages and types of stocks and bonds each LifeStrategy Fund owns. However, when the LifeStrategy Funds are invested at or near their expected asset allocations (see previous page), their portfolios are expected to be as follows:

     LIFESTRATEGY INCOME FUND: Stock holdings (20%) consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks. Bond holdings (80%) are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade corporate bonds, as well as mortgage-backed securities.

     LIFESTRATEGY CONSERVATIVE GROWTH FUND: Stock holdings (40%) consist mainly of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks. Bond holdings (60%) are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade corporate bonds, as well as mortgage-backed securities.

     LIFESTRATEGY MODERATE GROWTH FUND: Stock holdings (60%) consist mainly of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks. Bond holdings (40%) are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade corporate bonds (with an emphasis on long-term U.S. Treasury bonds), as well as mortgage-backed securities.

     LIFESTRATEGY GROWTH FUND: Stock holdings (80%) consist mainly of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks. Bond holdings (20%) are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade corporate bonds (with a strong emphasis on long-term U.S. Treasury bonds), as well as mortgage-backed securities.


STOCKS
By owning shares of other Vanguard funds, each of the LifeStrategy Funds indirectly invests, to varying degrees, in U.S. stocks, with an emphasis on large-cap stocks. To a lesser extent, each of the LifeStrategy Funds (except the LifeStrategy Income Fund) also invests in foreign stocks.

[FLAG] EACH FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

15


----------------------------------------------------------
         U.S. STOCK MARKET RETURNS (1926-2002)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS    20 YEARS
----------------------------------------------------------
Best                  54.2%    28.6%     19.9%        17.8%
Worst                -43.1    -12.4      -0.8          3.1
Average               12.2     10.9      11.2         11.4
----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2002. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 10.9%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or these Funds in particular.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                              MARKET CAPITALIZATION

Stocks of publicly traded companies are often classified according to market value, or market capitalization. In the same way, stock funds are considered to be large-cap, mid-cap, or small-cap funds based on the market capitalization of the companies in which they predominantly invest. Knowing the market-capitalization range targeted by a fund will help you to compare the fund with other funds and to decide how it might fit into your investment program. It's important to understand that, for both companies and stock funds, market capitalization changes over time. Also, interpretations of size vary, and there is no "official" definition of the boundaries of large-, mid-, and small-cap. When evaluating a particular stock fund, be sure to consider its approach to market-cap ranges.
--------------------------------------------------------------------------------

     Through their  investments  in one  underlying  fund (the Asset  Allocation
Fund), the Funds will hold a portfolio allocated among common stocks, bonds, and money market instruments, a portion of which will typically consist of a diversified group of stocks intended to parallel the performance of the S&P 500 Index, which is dominated by large-cap stocks. Through another underlying fund (the Total Stock Market Index Fund), each Fund will hold a representative sample of the stocks that make up the Wilshire 5000 Total Market Index, which measures the investment return of the overall stock market.
     Keep in mind that a significant portion of the market value of the Wilshire 5000 Index (about 20% as of October 31, 2002) is made up of securities not included in the S&P 500 Index. These securities are overwhelmingly mid- and small-cap stocks., which historically have been more volatile than--and at times have performed quite differently from--large-cap stocks. Historically, mid- and small-cap stocks have been more volatile than--and at times have performed quite differently from--large-cap stocks. This volatility is due to several factors, including the fact that smaller companies often have fewer customers and financial resources than larger firms. These characteristics can make medium-size and small companies more sensitive to economic conditions, leading to less certain growth and dividend prospects.

     As of the fiscal year ended December 31, 2002, the stock portions of the Funds had the following median market capitalizations:
-    LifeStrategy  Income  Fund $x.xx
-    LifeStrategy Conservative Growth Fund $x.xx
-    LifeStrategy Moderate Growth Fund $x.xx
-    LifeStrategy Growth Fund $x.x

     By owning shares of Vanguard Total International Stock Index Fund, which invests in foreign stocks, the LifeStrategy Conservative Growth, Moderate Growth, and Growth Funds are subject to country risk and currency risk. Country risk is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. This could cause investments in that country to lose money. Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

BONDS
By owning shares of other Vanguard mutual funds, each of the LifeStrategy Funds indirectly invests, to varying degrees, in government and corporate bonds, as well as mortgage-backed securities.

[FLAG] EACH FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE CHANCE THAT BOND
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS BECAUSE OF RISING INTEREST RATES. INTEREST RATE RISK IS MODEST FOR SHORTER-TERM BONDS AND HIGH FOR LONGER-TERM BONDS.

     Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly because of rising interest rates. For instance, prices of long-term bonds fell by almost 48% between December 1976 and September 1981.
     To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.

--------------------------------------------------------------------------------
                      HOW INTEREST RATE CHANGES AFFECT
                          THE VALUE OF A $1,000 BOND*
--------------------------------------------------------------------------------
                              AFTER A 1%  AFTER A 1%  AFTER A 2%   AFTER A 2%
TYPE OF BOND (MATURITY)        INCREASE    DECREASE    INCREASE     DECREASE
--------------------------------------------------------------------------------
Short-Term (2.5 years)          $978       $1,023       $956        $1,046
Intermediate-Term (10 years)     932        1,074        870         1,156
Long-Term (20 years)             901        1,116        816         1,251
--------------------------------------------------------------------------------
*Assuming a 7% yield.
--------------------------------------------------------------------------------

     These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or any Fund in particular.
     Changes in interest rates will affect bond income as well as bond prices.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            BONDS AND INTEREST RATES

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--you would probably have to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.

 How mortgage-backed securities are different: In general, declining interest rates will not lift the prices of mortgage-backed securities--such as GNMAs--as much as the prices of comparable bonds. Why? Because when interest rates fall, the bond market tends to discount the prices of mortgage-backed securities for prepayment risk--the possibility that homeowners will refinance their mortgages at lower rates and cause the bonds to be paid off prior to maturity. In part to compensate for this "drag" on price, mortgage-backed securities tend to offer higher yields than other bonds of comparable credit quality and maturity.
--------------------------------------------------------------------------------

17


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 BOND MATURITIES

A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than 1 year (short-term) to more than 30 years (long-term). Typically, the longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take a greater risk of price fluctuations to get higher interest income; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
--------------------------------------------------------------------------------

[FLAG] EACH  FUND IS  SUBJECT  TO  INCOME  RISK,  WHICH IS THE  CHANCE  THAT THE
     UNDERLYING FUNDS' DIVIDENDS (INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. A FUND'S DIVIDENDS DECLINE WHEN INTEREST RATES FALL, BECAUSE ONCE RATES FALL, THE FUND MUST INVEST IN LOWER-YIELDING BONDS. INCOME RISK IS GENERALLY GREATEST FOR FUNDS HOLDING SHORTER-TERM BONDS AND LEAST FOR FUNDS HOLDING LONGER-TERM BONDS.

     Income risk is a concern primarily for the LifeStrategy Income and Conservative Growth Funds, which, through their ownership of Vanguard Short-Term Corporate Fund, indirectly own more short-term bonds.

[FLAG] BECAUSE THEY INVEST IN BONDS THAT ARE  CALLABLE,  EACH FUND IS SUBJECT TO
     CALL RISK, WHICH IS THE CHANCE THAT DURING PERIODS OF FALLING INTEREST RATES BOND ISSUERS WILL CALL--OR REPAY--HIGHER-YIELDING BONDS BEFORE THEIR MATURITY DATES. FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER INTEREST RATES, AN UNDERLYING FUND WOULD EXPERIENCE A DECLINE IN INCOME AND LOSE POTENTIAL PRICE APPRECIATION ASSOCIATED WITH FALLING INTEREST RATES. FOR MORTGAGE-BACKED SECURITIES, THIS RISK IS KNOWN AS PREPAYMENT RISK.

     Prepayment risk applies mainly to intermediate- and long-term corporate bonds and mortgage-backed securities. Prepayment risk is a concern primarily for the LifeStrategy Income Fund, which will invest half of its assets in Vanguard Total Bond Market Index Fund.

[FLAG] EACH FUND IS SUBJECT  TO CREDIT  RISK,  WHICH IS THE  CHANCE  THAT A BOND
     ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

     The credit quality of the bonds held by the underlying funds is expected to be very high, and thus credit risk for the LifeStrategy Funds should be low.
     To a limited extent, the Funds are also indirectly exposed to event risk, which is the chance that corporate fixed income securities held by the underlying funds may suffer a substantial decline in credit quality and market value due to a corporate restructuring.

SHORT-TERM INVESTMENTS
Through one underlying fund (the Asset Allocation Fund), from 0% to 25% of the assets of each LifeStrategy Fund can be invested in money market instruments. These potential holdings make the Funds subject to inflation risk, which is the chance that the rising cost of living may erode the purchasing power of your investment over time.


     Because the Asset Allocation Fund typically invests only a small portion of its assets in money market instruments, and because each LifeStrategy Fund invests only up to 25% of its assets in the Asset Allocation Fund, inflation risk to the Funds is very low.

SECURITY SELECTION
Each Fund seeks to achieve its objective by investing in fixed percentages of four or five underlying Vanguard funds. The following table shows these percentages for each Fund.


---------------------------------------------------------------------------
                                            LIFESTRATEGY FUND
---------------------------------------------------------------------------
                                         CONSERVATIVE   MODERATE
UNDERLYING VANGUARD FUND         INCOME     GROWTH       GROWTH     GROWTH
---------------------------------------------------------------------------
Total Stock Market Index           5%         20%          35%       50%
Total International Stock Index    --           5           10        15
Total Bond Market Index            50          30           30        10
Short-Term Corporate               20          20           --        --
Asset Allocation                   25          25           25        25
---------------------------------------------------------------------------
Total                             100%        100%         100%      100%
---------------------------------------------------------------------------
     The Vanguard LifeStrategy Funds' board of trustees allocates each Fund's assets among the underlying funds based on the Fund's investment objective and policies. The board may change these allocations from time to time without shareholder approval. The Funds'

19

investments in the underlying funds may be affected by other factors as well. For example, an underlying fund may stop accepting or limit additional investments, forcing the Funds to invest in a different underlying fund.
     The following paragraphs briefly describe the five underlying Vanguard funds in which the Funds invest.

- Vanguard Total Stock Market Index Fund seeks to track the performance of the Wilshire 5000 Total Market Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. This Fund invests in a representative sample of stocks that make up the Index.
- Vanguard Total International Stock Index Fund seeks to track the performance of the Morgan Stanley Capital International (MSCI) Europe Index, the MSCI Pacific Index, and the Select Emerging Markets Free Index by investing in three Vanguard mutual funds that track the various components of the indexes.
- Vanguard Total Bond Market Index Fund seeks to track the performance of the Lehman Brothers Aggregate Bond Index by investing in a representative sample of bonds included in the Index. This Index measures the total universe of public investment- grade fixed income securities in the United States--including government, corporate, asset-backed, and international dollar-denominated bonds, as well as mortgage-backed securities, all with maturities of over one year.

- Vanguard Short-Term Corporate Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, mainly short- and intermediate-term corporate bonds. The fund also invests, to a limited extent, in non-investment-grade and unrated fixed income securities, mainly short- and intermediate-term corporate bonds, and in U.S. dollar-denominated foreign bonds. The fund is expected to maintain a dollar-weighted average maturity of between one and three years.

- Vanguard Asset Allocation Fund distributes its assets among common stocks (typically selected to parallel the performance of the S&P 500 Index, which is dominated by large-cap stocks), bonds (typically long-term U.S. Treasury bonds), and money market instruments. The fund's assets are allocated in proportions consistent with the adviser's evaluation of their expected returns and risks. These proportions are changed from time to time as market expectations shift, and the fund may be up to 100% invested in any one of the three asset classes.

The Funds are generally managed without regard to tax ramifications.


[FLAG] THROUGH THEIR LIMITED  INVESTMENTS IN ACTIVELY MANAGED  UNDERLYING FUNDS,
     THE LIFESTRATEGY FUNDS ARE SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT POOR SECURITY SELECTION WILL CAUSE AN UNDERLYING FUND--AND, THUS, THE LIFESTRATEGY FUNDS--TO UNDERPERFORM FUNDS WITH A SIMILAR OBJECTIVE.


[FLAG] EACH FUND MAY INVEST,  TO A LIMITED EXTENT,  IN DERIVATIVES.  DERIVATIVES
     MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily.
Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------


TEMPORARY INVESTMENT MEASURES

Each actively managed underlying fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the underlying fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective, which in turn may prevent a LifeStrategy Fund from achieving its investment objective.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

21

COSTS AND MARKET-TIMING

Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.

-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions. See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.


THE FUNDS AND VANGUARD
The LifeStrategy Funds have entered into an agreement with Vanguard under which Vanguard provides all management, administrative, and distribution services to the Funds at cost. The Funds owe Vanguard an amount sufficient to cover Vanguard's out-of-pocket costs for those services. The Funds also bear the cost of services provided by other parties (such as auditors, legal counsel, and the Funds' custodian), as well as taxes and other direct expenses of the Funds. However, the agreement provides that the Funds' expenses will be offset by a reimbursement from Vanguard for (a) the Funds' contributions to the costs of operating the underlying Vanguard funds in which the LifeStrategy Funds invest, and (b) certain savings in administrative and marketing costs that Vanguard expects to derive from the Funds' operation.
     The Funds' trustees believe that the reimbursements should be sufficient to offset most, if not all, of the expenses incurred by the Funds. As a result, each Fund is expected to operate at a very low or zero expense ratio. Since their inception in 1994, the Funds, in fact, have incurred no direct net expenses.

     Although the LifeStrategy Funds are not expected to incur any net expenses directly, the Funds' shareholders indirectly bear the expenses of the underlying Vanguard funds. Two of the following underlying funds (the Total International Stock Index and Asset Allocation Funds) list their actual expense ratios for their most recent fiscal years. Three of the underlying funds (the Total Stock Market Index, Total Bond Market Index, and Short-Term Corporate Funds) list estimates of their expense ratios for their current fiscal years. Expense ratios for the underlying funds were:
-    Total Stock Market Index Fund 0.20%
-    Total International Stock Index Fund 0.37%
-    Total Bond Market Index Fund 0.22%
-    Short-Term Corporate Fund 0.23%
-    Asset Allocation Fund 0.42%

     Based on these figures and the percentage of each underlying fund owned, the LifeStrategy Funds had the following indirect expense ratios as of October 31, 2002:
-    LifeStrategy Income Fund 0.27%
-    LifeStrategy Conservative Growth Fund 0.27%
-    LifeStrategy Moderate Growth Fund 0.28%
-    LifeStrategy Growth Fund 0.28%


     Vanguard expects the Funds' indirect expense ratios to remain at or about 0.28%.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------


INVESTMENT ADVISERS
The LifeStrategy Funds do not employ an investment adviser. Rather, the Funds' board of trustees decides how to allocate each Fund's assets among the underlying funds. The chart below lists the investment adviser employed by each underlying fund:



--------------------------------------------------------------------------------
UNDERLYING FUND                                 INVESTMENT ADVISER
-------------------------------------------------------------------------------
Vanguard Total Stock Market Index Fund          The Vanguard Group
-------------------------------------------------------------------------------
Vanguard Total International Stock Index Fund   The Vanguard Group*
-------------------------------------------------------------------------------
Vanguard Total Bond Market Index Fund           The Vanguard Group
-------------------------------------------------------------------------------
Vanguard Short-Term Corporate Fund              The Vanguard Group
-------------------------------------------------------------------------------
Vanguard Asset Allocation Fund                  Mellon Capital Management
                                                Corporation
-------------------------------------------------------------------------------
*Vanguard Total International Stock Index Fund does not have its own investment adviser, but rather benefits from the advisory services provided by The Vanguard Group to the three underlying funds in which the Total International Stock Index Fund invests: Vanguard(R) European Stock Index Fund, Vanguard(R) Pacific Stock Index Fund, and Vanguard(R) Emerging Markets Stock Index Fund. The Vanguard Group also oversees the Total International Stock Index Fund's cash investments, if any.
--------------------------------------------------------------------------------

23

 The chart below briefly describes each investment adviser:



--------------------------------------------------------------------------------
FIRM                                    BACKGROUND
--------------------------------------------------------------------------------
The Vanguard Group                      -  Based in Valley Forge, Pennsylvania
                                        -  Founded in 1975
                                        -  Manages about $398 billion in assets
--------------------------------------------------------------------------------
Mellon Capital Management Corporation   -  Based in San Francisco, California
                                        -  Founded in 1983
                                        -  Manages about $62 billion in assets
--------------------------------------------------------------------------------


DIVIDENDS, CAPITAL GAINS, AND TAXES


Each Fund distributes to shareholders virtually all of its net income as well as any capital gains realized from the sale of its holdings or received as capital gains distributions from the underlying funds. Income dividends for the LifeStrategy Income and Conservative Growth Funds generally are distributed in March, June, September, and December; income dividends for the LifeStrategy Moderate Growth and Growth Funds generally are distributed in June and December. Capital gains distributions generally occur in December.
     Your  distributions  will be  reinvested  in  additional  Fund  shares  and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.


SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.

     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.


FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by
PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the LifeStrategy Income Fund as an example. The Fund began fiscal year 2002 with a net asset value (price) of $12.97 per share. During the year, the Fund earned $0.57 per share from investment income (interest and dividends). There was a decline of $0.67 per share in the value of investments held or sold by the Fund, resulting in a net decline of $0.10 per share from investment operations.

Shareholders received $0.59 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the year was $12.28, reflecting losses of $0.10 per share and distributions of $0.59 per share. This was a decrease of $0.69 per share (from $12.97 at the beginning of the year to $12.28 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was -0.79% for the year.

As of October 31, 2002, the Fund had $1 billion in net assets. For the year, its net investment income amounted to 4.64% of its average net assets. The Fund sold and replaced securities valued at 10% of its net assets.

--------------------------------------------------------------------------------

LIFESTRATEGY INCOME FUND
===========================================================================================================
                                                YEAR ENDED    JAN. 1 TO
FOR A SHARE OUTSTANDING                           OCT. 31,     OCT. 31,        YEAR ENDED DECEMBER 31,
THROUGHOUT EACH PERIOD                                2002        2001*      2000    1999      1998    1997
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $12.97       $13.01    $12.82  $13.22    $12.43  $11.55
-----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .57          .52       .74     .69       .63     .63
 Capital Gain Distributions Received                    --           --       .04     .14       .20     .15
 Net Realized and Unrealized Gain
  (Loss) on Investments                               (.67)        (.09)      .23    (.47)      .78     .83
-----------------------------------------------------------------------------------------------------------
  Total from Investment Operations                    (.10)         .43      1.01     .36      1.61    1.61
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                (.59)        (.45)     (.74)   (.69)     (.63)   (.63)
  Distributions from Realized Capital Gains             --         (.02)     (.08)   (.07)     (.19)   (.10)
-----------------------------------------------------------------------------------------------------------
  Total Distributions                                 (.59)        (.47)     (.82)   (.76)     (.82)   (.73)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $12.28       $12.97    $13.01  $12.82    $13.22  $12.43
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        -0.79%        3.42%     8.06%   2.82%    13.17%  14.23%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)               $1,001         $790      $632    $555      $449    $244
 Ratio of Expenses to Average Net Assets--Note B        0%           0%        0%      0%        0%      0%
 Ratio of Net Investment Income
  to Average Net Assets                              4.64%      4.87%**     5.84%    5.37%    5.24%   5.54%
 Portfolio Turnover Rate                               10%           4%       17%     11%        3%      6%
===========================================================================================================

 *The Fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Annualized.

25


LIFESTRATEGY CONSERVATIVE GROWTH FUND
===========================================================================================================
                                                YEAR ENDED    JAN. 1 TO
FOR A SHARE OUTSTANDING                           OCT. 31,     OCT. 31,        YEAR ENDED DECEMBER 31,
THROUGHOUT EACH PERIOD                                2002        2001*      2000    1999      1998    1997
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $13.88       $14.71    $15.10  $14.71    $13.40  $12.14
-----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .51          .45       .70     .64       .58     .56
 Capital Gain Distributions Received                    --           --       .06     .18       .20     .18
 Net Realized and Unrealized Gain
  (Loss) on Investments                              (1.06)        (.84)     (.29)    .31      1.32    1.27
-----------------------------------------------------------------------------------------------------------
  Total from Investment Operations                    (.55)        (.39)      .47    1.13      2.10    2.01
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.52)        (.40)    (.70)    (.63)     (.59)   (.56)
 Distributions from Realized Capital Gains              --         (.04)    (.16)    (.11)     (.20)   (.19)
-----------------------------------------------------------------------------------------------------------
  Total Distributions                                 (.52)        (.44)    (.86)    (.74)     (.79)   (.75)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $12.81       $13.88    $14.71  $15.10    $14.71  $13.40
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        -4.11%       -2.61%     3.12%   7.86%    15.88%  16.81%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)               $2,133       $1,954    $1,897  $1,748    $1,416    $803
 Ratio of Expenses to Average Net Assets--Note B        0%           0%        0%      0%        0%      0%
 Ratio of Net Investment Income
   to Average Net Assets                             3.79%      3.78%**     4.73%   4.34%     4.32%   4.61%
 Portfolio Turnover Rate                               12%          14%        9%      5%        3%      1%
===========================================================================================================

 *The Fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Annualized.



LIFESTRATEGY MODERATE GROWTH FUND
===========================================================================================================
                                                YEAR ENDED    JAN. 1 TO
FOR A SHARE OUTSTANDING                           OCT. 31,     OCT. 31,        YEAR ENDED DECEMBER 31,
THROUGHOUT EACH PERIOD                                2002        2001*      2000    1999      1998    1997
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $15.52       $17.25    $18.18  $16.86    $14.81  $12.97
-----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .45          .35       .64     .55      .510    .490
 Capital Gain Distributions Received                   .01           --       .08     .24      .241    .236
  Net Realized and Unrealized Gain
   (Loss) on Investments                             (1.55)       (1.80)     (.87)   1.21     2.054   1.819
-----------------------------------------------------------------------------------------------------------
  Total from Investment Operations                   (1.09)       (1.45)     (.15)   2.00     2.805   2.545
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.47)        (.22)     (.64)   (.55)    (.510)  (.490)
 Distributions from Realized Capital Gains              --         (.06)     (.14)   (.13)    (.245)  (.215)
-----------------------------------------------------------------------------------------------------------
  Total Distributions                                 (.47)        (.28)     (.78)   (.68)    (.755)  (.705)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $13.96       $15.52    $17.25  $18.18    $16.86  $14.81
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        -7.30%       -8.48%    -0.88%  12.01%    19.03%  19.77%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)               $3,897       $4,077    $3,911  $3,441    $2,202  $1,358
 Ratio of Expenses to Average Net Assets--Note B        0%           0%        0%      0%        0%      0%
 Ratio of Net Investment Income
  to Average Net Assets                              2.98%      2.69%**     3.59%   3.47%     3.43%   3.72%
 Portfolio Turnover Rate                               15%          16%       12%      3%        5%      2%
===========================================================================================================

 *The Fund's fiscal year-end changed from December 31 to October 31, effective
  October 31, 2001.
**Annualized.

LIFESTRATEGY GROWTH FUND
===========================================================================================================
                                                YEAR ENDED    JAN. 1 TO
FOR A SHARE OUTSTANDING                           OCT. 31,     OCT. 31,        YEAR ENDED DECEMBER 31,
THROUGHOUT EACH PERIOD                                2002        2001*      2000    1999      1998    1997
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $16.56       $19.59    $21.41  $18.79    $16.04  $13.68
-----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .34          .23       .51     .45      .410     .39
 Capital Gain Distributions Received                    --           --       .10     .29      .264     .28
 Net Realized and Unrealized Gain
  (Loss) on Investments                              (2.10)       (3.04)    (1.75)   2.49     2.751    2.36
-----------------------------------------------------------------------------------------------------------
  Total from Investment Operations                   (1.76)       (2.81)    (1.14)   3.23     3.425    3.03
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.35)        (.16)     (.51)   (.45)    (.410)   (.38)
 Distributions from Realized Capital Gains              --         (.06)     (.17)   (.16)    (.265)   (.29)
-----------------------------------------------------------------------------------------------------------
  Total Distributions                                 (.35)        (.22)     (.68)   (.61)    (.675)   (.67)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $14.45       $16.56    $19.59  $21.41    $18.79  $16.04
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       -10.91%      -14.43%    -5.44%  17.32%    21.40%  22.26%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                $3,209       $3,512    $3,738  $3,177    $1,924  $1,184
Ratio of Expenses to Average Net Assets--Note B         0%           0%        0%      0%        0%      0%
Ratio of Net Investment Income
  to Average Net Assets                              2.12%      1.53%**     2.49%   2.50%     2.53%   2.84%
Portfolio Turnover Rate                                 7%           7%        6%      1%        2%      1%
===========================================================================================================

 *The Fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Annualized.

27

INVESTING WITH VANGUARD
One or more of the Funds are an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.
- If you have any questions about a Fund or Vanguard, including those about a Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.
- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of a Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.

     In all cases, your transaction will be based on the Fund's next-determined net asset value (NAV) after Vanguard receives your request (or, in the case of new contributions, the next-determined NAV after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m., Eastern time, you will receive that day's NAV. This is known as your TRADE DATE.


EXCHANGES

The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of the Vanguard(R) funds and increase their transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH NON-MONEY-MARKET FUNDS (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from a fund followed by a purchase back into the fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of a fund.

     Before making an exchange to or from another fund available in your plan, consider the following:
- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
- Be sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.
- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

ACCESSING FUND INFORMATION BY COMPUTER
VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.



The Vanguard Group, Vanguard, Plain Talk, LifeStrategy, and the ship logo are trademarks of The Vanguard Group, Inc. All other marks are the exclusive property of their respective owners.

GLOSSARY OF INVESTMENT TERMS


ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

BALANCED FUND
A mutual fund that seeks to provide some combination of income, capital growth, and conservation of capital by investing in stocks, bonds, and/or money market instruments.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.

DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.


EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FUND DIVERSIFICATION
Holding a variety of securities so that a fund's return is not badly hurt by the poor performance of a single security, industry, or country.

FUND OF FUNDS
A mutual fund that pursues its objective by investing in other mutual funds rather than in individual securities.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                                     [SHIP LOGO]
                                                           THE VANGUARD GROUP(R)

                                                          Institutional Division
                                                            Post Office Box 2900
                                                     Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about Vanguard LifeStrategy Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual report to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

                                                   Funds' Investment Company Act
                                                          file numbers: 811-3919


                                               (C) 2003 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                 Vanguard Marketing Corporation,
                                                                    Distributor.

                                                                     I088 022003

VANGUARD(R) STAR(TM) FUND

Investor Shares . February 28, 2003

This prospectus
contains financial data
for the Fund through
the fiscal year ended
October 31, 2002.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VANGUARD STAR FUND

Prospectus
February 28, 2003

A Balanced Mutual Fund
================================================================================
   1 FUND PROFILE

   4 ADDITIONAL INFORMATION
   4 MORE ON THE FUND
  13 THE FUND AND VANGUARD
  14 INVESTMENT ADVISERS
  16 DIVIDENDS, CAPITAL GAINS, AND TAXES
  17 SHARE PRICE
  17 FINANCIAL HIGHLIGHTS
  19 INVESTING WITH VANGUARD
     19 Buying Shares
     20 Redeeming Shares
     23 Exchanging Shares
     24 Other Rules You Should Know
     26 Fund and Account Updates
     27 Contacting Vanguard

 GLOSSARY (inside back cover)

================================================================================

================================================================================
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk(R) explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
--------------------------------------------------------------------------------

FUND PROFILE

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital growth and income.

PRIMARY INVESTMENT STRATEGIES

As a "fund of funds," the STAR Fund invests in a diversified group of other Vanguard mutual funds, rather than in individual securities. The Fund follows a balanced investment approach by placing 60% to 70% of its assets in common stocks through eight stock funds; 20% to 30% of its assets in bonds through two bond funds; and 10% to 20% of its assets in short-term investments through a short-term bond fund. Through its underlying funds, the STAR Fund owns diversified mixes of stocks and bonds. The Fund's stock holdings emphasize large-capitalization stocks of domestic companies and, to a lesser extent, a diversified group of stocks in companies located outside the United States. The Fund's bond holdings focus predominantly on short- and long-term investment-grade corporate bonds and GNMA mortgage-backed securities.


PRIMARY RISKS
The Fund is subject to several stock and bond market risks, any of which could cause an investor to lose money. However, because stock and bond prices can move in different directions or in different amounts, the Fund's bond and short-term investment holdings may counteract some of the volatility experienced by the Fund's stock holdings. The Fund's balanced portfolio, in the long run, should result in less investment risk--but a lower investment return--than that of a fund investing exclusively in common stocks.

- Stock risks include: stock market risk, which is the chance that stock prices overall will decline over short or even long periods; and investment style risk, which is the chance that returns from the types of stocks in which the Fund is most heavily weighted (large-cap stocks) will trail returns from the overall stock market. The Fund also has significant exposure to mid- and small-cap stocks, which, historically, have been more volatile in price than large-cap stocks and, at times, have performed quite differently. The Fund is subject to the following risks associated with investments in foreign stocks: currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates; and country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.
- Bond risks include: interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner; and call/prepayment/income risk, which is the chance that during periods of falling interest rates, issuers will call--or repay--higher-yielding bonds or mortgage-backed securities before their maturity dates. Forced to reinvest the unanticipated proceeds at lower interest rates, an underlying fund would experience a decline in income and lose potential price appreciation associated with falling interest rates.
- The Fund is also subject to manager risk, which is the chance that poor security selection will cause one of the Fund's actively managed underlying funds--and, thus, the Fund itself--to underperform funds with a similar objective.

For additional information on investment risks, see MORE ON THE FUND.

2

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown.

      ----------------------------------------------------
                     ANNUAL TOTAL RETURNS
                  Scale Range from -20% to 40%

                          1993   10.88
                          1994   -0.21
                          1995   28.64
                          1996   16.11
                          1997   21.15
                          1998   12.38
                          1999    7.13
                          2000   10.96
                          2001    0.50
                          2002   -9.87
      ----------------------------------------------------
     During the periods shown in the bar chart, the highest return for a calendar quarter was 11.48% (quarter ended December 31, 1998), and the lowest return for a quarter was -8.13% (quarter ended September 30, 1998).
     The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

===========================================================================================================
                                      AVERAGE ANNUAL TOTAL RETURNS
                                                                        PERIODS ENDED DECEMBER 31, 2002
                                                                    1 YEAR         5 YEARS         10 YEARS
-----------------------------------------------------------------------------------------------------------
VANGUARD STAR FUND
  Return Before Taxes                                               -9.87%           3.89%            9.25%
  Return After Taxes on Distributions                              -10.97            1.56             6.60
  Return After Taxes on Distributions and Sale of Fund Shares       -6.04            2.39             6.60
-----------------------------------------------------------------------------------------------------------
WILSHIRE 5000 TOTAL MARKET INDEX
 (reflects no deduction for fees, expenses, or taxes)              -20.86%          -0.87%            8.74%
LEHMAN BROTHERS AGGREGATE BOND INDEX (reflects no deduction
 for fees, expenses, or taxes)                                      10.26            7.55             7.51
MSCI EAFE Index* (reflects no deduction for fees, expenses,
 or taxes)                                                         -15.94           -2.89             4.00
STAR LIPPER COMPOSITE** (reflects no deduction for fees,
 expenses, or taxes)                                               -13.19            1.54             6.91
-----------------------------------------------------------------------------------------------------------

* Morgan Stanley Capital International Europe, Australasia, Far East Index. **The STAR Lipper Composite consists of the following: from the Fund's inception through December 31, 2002, 62.5% average general equity fund, 25% average fixed income fund, and 12.5% average money market fund; starting on January 1, 2003, 50% average general equity fund, 12.5% average international equity fund, 25% average fixed income fund, and 12.5% average 1-5 year investment-grade fund. The averages are derived from data provided by Lipper Inc.
-------------------------------------------------------------------------------


FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2002.



--------------------------------------------------------------------------------
      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Total Annual Fund Operating Expenses:                               None*
--------------------------------------------------------------------------------
     * Although the Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUND AND VANGUARD. The Fund's annualized indirect expense ratio, based on its underlying investments, was 0.40% as of October 31, 2002.


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain the same. The results apply whether or not you redeem your investment at the end of the given period.



   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
     $41          $128       $224          $505
--------------------------------------------------

4

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



================================================================================
                               PLAIN TALK ABOUT
                              COSTS OF INVESTING
Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
================================================================================



================================================================================
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                       SUITABLE FOR IRAS
Dividends are distributed semiannually in June    Yes
and December; capital gains, if any, are
distributed annually in December.                 MINIMUM INITIAL INVESTMENT
                                                  $1,000
INVESTMENT ADVISER
The Fund does not employ an investment adviser,   NEWSPAPER ABBREVIATION
but benefits from the investment advisory         STAR
services provided to the underlying Vanguard
funds in which it invests.                        VANGUARD FUND NUMBER
                                                  56
INCEPTION DATE
March 29, 1985                                    CUSIP NUMBER
                                                  921909107
NET ASSETS AS OF OCTOBER 31, 2002
$7.2 billion                                      TICKER SYMBOL
                                                  VGSTX
================================================================================


MORE ON THE FUND

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this FLAG symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.
     The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that the Fund's investment objective is not fundamental and may be changed without a shareholder vote. As a "fund of funds," the STAR Fund achieves its investment objective by investing in other Vanguard mutual funds. Because the STAR Fund holds fewer than a dozen underlying funds, it is classified as non diversified. However, through its investments in diversified underlying funds, the STAR Fund indirectly owns a diversified portfolio of stocks and bonds.

================================================================================
                               PLAIN TALK ABOUT
                                BALANCED FUNDS
Balanced funds are generally "middle-of-the-road" investments that seek to provide some combination of growth, income, and conservation of capital by investing in a mix of stocks and bonds. Because the prices of stocks and bonds often move in different directions, balanced funds are able to use rewards from one type of investment to help offset the risks from another.
================================================================================


MARKET EXPOSURE

STOCKS

Through eight underlying Vanguard funds, the STAR Fund indirectly invests 60% to 70% of its assets in stocks. These stock investments are designed to provide long-term capital growth and some income. The underlying stock funds are described later in this section under "Security Selection."


FLAG
THE FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.


         U.S. STOCK MARKET RETURNS (1926-2002)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS  20 YEARS
----------------------------------------------------------
Best                  54.2%    28.6%     19.9%     17.8%
Worst                -43.1    -12.4      -0.8       3.1
Average               12.2     10.9      11.2      11.4
----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2002. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 10.9%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular.
     Because  stock and bond  prices  often move in  different  directions,  the
Fund's bond and short-term investment holdings help to reduce--but not eliminate--the stock market volatility experienced by the Fund. Likewise, changes in interest rates may not have as dramatic an effect on the Fund as they would on a fund made up entirely of bonds. The Fund's balanced portfolio, in the long run, should result in less investment risk--but a lower investment return--than that of a fund investing exclusively in common stocks.

6

FLAG
THE FUND IS SUBJECT TO INVESTMENT STYLE RISK, WHICH IS THE CHANCE THAT RETURNS FROM THE TYPES OF STOCKS IN WHICH THE FUND IS MOST HEAVILY WEIGHTED WILL TRAIL RETURNS FROM THE OVERALL MARKET.

     By owning shares of the underlying stock funds, the STAR Fund indirectly owns a diversified mixture of common stocks. As of the fiscal year ended December 31, 2002, the Fund's stock holdings had a median market capitalization of $XX. Although its indirect stock holdings are predominantly large-cap, the Fund has significant exposure to mid-cap stocks and some exposure to small-cap stocks. Historically, mid- and small-cap stocks have been more volatile than-and at times have performed quite differently from- large-cap stocks. This volatility is due to several factors, including the fact that smaller companies often have fewer customers and financial resources than larger firms. These characteristics can make medium-size and small companies more sensitive to economic conditions, leading to less certain growth and dividend prospects.



================================================================================
                               PLAIN TALK ABOUT
                             MARKET CAPITALIZATION
Stocks of publicly traded companies are often classified according to market value, or market capitalization. In the same way, stock funds are considered to be large-cap, mid-cap, or small-cap funds based on the market capitalization of the companies in which they predominantly invest. Knowing the market-capitalization range targeted by a fund will help you to compare the fund with other funds and to decide how it might fit into your investment program. It's important to understand that, for both companies and stock funds, market capitalization changes over time. Also, interpretations of size vary, and there is no "official" definition of the boundaries of large-, mid-, and small-cap. When evaluating a particular stock fund, be sure to consider its approach to market-cap ranges.
================================================================================



Through its investments in Vanguard International Growth and Vanguard International Value Funds, which invest in foreign stocks, the Fund is subject to country risk and currency risk. Country risk is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. This could cause investments in that country to lose money. Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

BONDS AND OTHER FIXED INCOME INVESTMENTS
Through two underlying Vanguard funds, approximately 20% to 30% of the Fund's assets are invested in long-term investment-grade corporate bonds and intermediate- and long-term GNMA mortgage-backed securities. By indirectly investing in bonds, the Fund seeks to provide a high level of current income with less price volatility than would be expected from the stock portion of its holdings. The underlying bond funds are described later in this section under "Security Selection."
     Through one underlying Vanguard short-term bond fund, the STAR Fund invests roughly 10% to 20% of its assets in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, mainly short- and intermediate-term corporate bonds. These investments also include, to a limited extent, non-investment-grade and unrated fixed income securities, as well as U.S. dollar-denominated foreign bonds. From this investment, the Fund seeks to obtain current income and to moderate overall volatility.

================================================================================
                               PLAIN TALK ABOUT
                                TYPES OF BONDS
Bonds are issued (sold) by many sources: Corporations issue corporate bonds; the federal government issues U.S. Treasury bonds; agencies of the federal government issue agency bonds; and mortgage holders issue "mortgage-backed" pass-through certificates, such as those issued by the Government National Mortgage Association (GNMA). Each issuer is responsible for paying back the bond's initial value as well as for making periodic interest payments.
================================================================================


FLAG
THE FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE CHANCE THAT BOND PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS BECAUSE OF RISING INTEREST RATES. INTEREST RATE RISK IS MODEST FOR SHORTER-TERM BONDS AND HIGH FOR LONGER-TERM BONDS.

     Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly because of rising interest rates. For instance, prices of long-term bonds fell by almost 48% between December 1976 and September 1981.

     To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.

================================================================================
                    HOW INTEREST RATE CHANGES AFFECT THE
                          VALUE OF A $1,000 BOND*
--------------------------------------------------------------------------------
                              AFTER A 1%  AFTER A 1%  AFTER A 2%   AFTER A 2%
TYPE OF BOND (MATURITY)        INCREASE    DECREASE    INCREASE     DECREASE
--------------------------------------------------------------------------------
Short-Term (2.5 years)           $978       $1,023       $956        $1,251
Intermediate-Term (10 years)      932        1,074        870         1,156
Long-Term (20 years)              901        1,116        816         1,251
--------------------------------------------------------------------------------
*Asuming a 7% yield.

     These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or any Fund in particular.

8


================================================================================
                               PLAIN TALK ABOUT
                           BONDS AND INTEREST RATES
As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--you would probably have to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.
How mortgage-backed securities are different: In general, declining interest rates will not lift the prices of mortgage-backed securities--such as GNMAs--as much as the prices of comparable bonds. Why? Because when interest rates fall, the bond market tends to discount the prices of mortgage-backed securities for prepayment risk--the possibility that homeowners will refinance their mortgages at lower rates and cause the bonds to be paid off prior to maturity. In part to compensate for this "drag" on price, mortgage-backed securities tend to offer higher yields than other bonds of comparable credit quality and maturity.
================================================================================

================================================================================
                               PLAIN TALK ABOUT
                                BOND MATURITIES
A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than 1 year (short-term) to more than 30 years (long-term). Typically, the longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take a greater risk of price fluctuations to get higher interest income; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
================================================================================

FLAG
THE FUND IS SUBJECT TO CREDIT RISK, WHICH IS THE CHANCE THAT A BOND ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

================================================================================
                               PLAIN TALK ABOUT
                                CREDIT QUALITY
A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the principal. Credit quality is evaluated by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's) or through independent analysis conducted by a fund's adviser. The lower the rating, the greater the chance--in the rating agency's or adviser's opinion--that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Investment-grade bonds are those rated in one of the four highest ratings categories. A fund may treat an unrated bond as investment-grade if warranted by the adviser's analysis.
================================================================================

     The credit quality of the bonds held by the underlying funds is expected to be very high, so credit risk for the STAR Fund should be low.

FLAG
BECAUSE IT INVESTS IN BONDS THAT ARE CALLABLE, THE FUND IS SUBJECT TO CALL RISK, WHICH IS THE CHANCE THAT DURING PERIODS OF FALLING INTEREST RATES BOND ISSUERS WILL CALL--OR REPAY--HIGHER-YIELDING BONDS BEFORE THEIR MATURITY DATES. FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER INTEREST RATES, AN UNDERLYING FUND WOULD EXPERIENCE A DECLINE IN INCOME AND LOSE POTENTIAL PRICE APPRECIATION ASSOCIATED WITH FALLING INTEREST RATES. FOR MORTGAGE-BACKED SECURITIES, THIS RISK IS KNOWN AS PREPAYMENT RISK.



     The Fund's short-term investments are subject to a high level of income risk, which is the chance that dividends will decline if short-term interest rates fall, and a low level of credit risk, which is the chance that an issuer of a short-term bond will fail to pay interest or principal in a timely manner. However, because the Fund does not invest heavily in short-term investments, income risk to the Fund will be low. The underlying short-term bond fund is described in this section under "Security Selection."

FLAG
THE FUND IS SUBJECT TO INCOME RISK, WHICH IS THE CHANCE THAT THE UNDERLYING FUND'S DIVIDENDS (INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. A
FUND'S DIVIDENDS DECLINE WHEN INTEREST RATES FALL BECAUSE ONCE RATES FALL, THE FUND MUST INVEST IN LOWER-YIELDING BONDS. INCOME RISK IS GENERALLY GREATEST FOR FUNDS HOLDING SHORTER-TERM BONDS AND LEAST FOR FUNDS HOLDING LONGER-TERM BONDS.

SECURITY SELECTION
The STAR Fund is a "fund of funds," which means that it achieves its objective by investing in a combination of other mutual funds rather than in individual securities.
     The trustees of the Fund allocate the STAR Fund's assets among the three asset classes (stocks, bonds, and short-term investments) and among the underlying funds. The trustees may authorize the Fund to invest in additional Vanguard funds without shareholder approval. Generally, the Fund invests 60% to 70% of its assets in stock funds, 20% to 30% in bond funds, and 10% to 20% in short-term investments. While these allocations may shift from time to time, stocks can be expected to represent at least 60% of the Fund's holdings at any given time. Within any asset class, the trustees may increase or decrease the percentage of assets invested in any particular fund without advance notice to shareholders.

================================================================================
                               PLAIN TALK ABOUT
                                "FUND OF FUNDS"
The term "fund of funds" is used to describe a mutual fund that pursues its objective by investing in other mutual funds, rather than in individual stocks or bonds. A fund of funds may charge for its own direct expenses, in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. A fund of funds is best suited for long-term investors.
================================================================================

10

FLAG
THE FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT THE INVESTMENT ADVISERS OF THE UNDERLYING FUNDS WILL DO A POOR JOB OF SELECTING SECURITIES OR COUNTRIES IN WHICH THE FUNDS INVEST.


     The underlying Vanguard funds are run according to traditional methods of active investment management. This means that securities are bought and sold according to the advisers' judgments about companies and their financial prospects, about issuers of bonds and money market instruments, and about the general level of interest rates.
     The Fund is generally managed without regard to tax ramifications.

STOCKS

As of October 31, 2002, the STAR Fund invested in the following stock funds, in approximately the percentages indicated:
1. Vanguard(R) Windsor (TM) II Fund (21.5%)
2. Vanguard(R) Windsor(TM) Fund (11.8%)
3. Vanguard(R) Explorer(TM) Fund (4.1%)
4. Vanguard(R) Morgan (TM) Growth Fund (4.5%)
5. Vanguard(R) U.S. Growth Fund (4.0%)
6. Vanguard(R) PRIMECAP Fund (4.3%)
7. Vanguard(R) International Growth Fund (6.2%)
8. Vanguard(R) International Value Fund (6.1%)

Vanguard Windsor Fund, Vanguard Windsor II Fund, and Vanguard International Value Fund are value-oriented stock funds, chosen primarily for their potential for long-term growth of capital, as well as for their secondary objective of providing some dividend income.
- Vanguard Windsor and Vanguard Windsor II invest in large and medium-size companies whose stocks are considered by the funds' advisers to be undervalued. These stocks typically--but not always--have lower-than-average price/earnings ratios and higher-than-average dividend yields.
- Vanguard International Value Fund invests mainly in common stocks of companies located outside the United States that are considered by the fund's adviser to be undervalued. The fund invests in small-, mid-, and large-cap companies and is expected to diversify its assets across developed and emerging markets in Eastern and Western Europe, the Far East, and Latin America.

     Vanguard Explorer Fund is an aggressive growth fund, while Vanguard PRIMECAP Fund, Vanguard Morgan Growth Fund, Vanguard U.S. Growth Fund, and Vanguard International Growth Fund are growth funds. These funds are held by the STAR Fund primarily to provide long-term capital growth. They work in different ways to achieve this goal.
- Vanguard Explorer Fund invests mainly in the stocks of small companies that, at the time of purchase, typically have market values of less than $2 billion. These companies tend to be unseasoned but are considered by the fund's advisers to have superior growth potential.
- Vanguard PRIMECAP Fund invests in stocks with above-average earnings growth potential that is not reflected in their current market prices. The fund's portfolio consists predominantly of large- and mid-cap stocks.
- Vanguard Morgan Growth Fund invests mainly in the stocks of large and medium-size U.S. companies whose revenues and/or earnings are expected to grow faster than those of the average company in the market. The fund also invests in stocks of smaller companies with similar characteristics.
- Vanguard U.S. Growth Fund invests mainly in large-cap stocks of seasoned U.S. companies with above-average earnings growth and reasonable stock prices.
- Vanguard International Growth Fund invests mainly in the stocks of seasoned companies located outside the United States. In selecting stocks, the fund's adviser evaluates foreign markets around the world and chooses companies with above-average growth potential.

BONDS AND OTHER FIXED INCOME INVESTMENTS
As of October 31, 2002, the STAR Fund invested in the following bond funds, in approximately the percentages indicated:
1. Vanguard(R) Long-Term Corporate Fund (12.6%)
2. Vanguard(R) GNMA Fund (12.5%)


Both bond funds seek to provide a high level of current income and to preserve investors' principal. They work toward this goal, however, in different ways:
- Vanguard Long-Term Corporate Fund invests in a variety of high- or upper-medium-quality and, to a lesser extent, medium-quality fixed income securities, mainly long-term corporate bonds. The fund may invest in foreign bonds, to a limited extent, so long as they are denominated in U.S. dollars. The fund is expected to maintain a dollar-weighted average maturity of between 15 and 25 years.
- Vanguard GNMA Fund invests at least 80% of its assets in Government National Mortgage Association (GNMA) pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans backed by the U.S. government. The balance of the fund's assets may be invested in U.S. Treasury or other U.S. government agency securities, as well as repurchase agreements collateralized by such securities. The fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages, but is expected to normally fall within an intermediate-term range (5 to 10 years).

To satisfy its policy of allocating 10% to 20% of assets to short-term investments, the STAR Fund invested approximately 12.4% of its assets in Vanguard(R) Short-Term Corporate Fund as of October 31, 2002.



- Vanguard Short-Term Corporate Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, mainly short- and intermediate-term corporate bonds. The fund also invests, to a limited extent, in non-investment-grade and unrated fixed income securities, as well as and U.S. dollar-denominated foreign bonds. The fund is expected to maintain a dollar-weighted average maturity of between 1 and 3 years.


OTHER INVESTMENT POLICIES AND RISKS
The Fund's underlying funds may invest, to a limited extent, in foreign securities.

FLAG
THE  UNDERLYING  FUNDS  MAY  INVEST,   TO  A  LIMITED  EXTENT,  IN  DERIVATIVES.
DERIVATIVES MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.

12

================================================================================
                               PLAIN TALK ABOUT
                                 DERIVATIVES
A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily.
Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
================================================================================


TEMPORARY INVESTMENT MEASURES
Each underlying fund may temporarily depart from its normal investment policies-- for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the underlying fund may succeed in avoiding losses, but may otherwise fail to achieve its investment objective, which in turn may prevent the STAR Fund from achieving its investment objective.


COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.

-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.

See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

                                                                              13
================================================================================
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE
The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
================================================================================

THE FUND AND VANGUARD

The STAR Fund has entered into an agreement with Vanguard under which Vanguard provides all management, administrative, and distribution services to the Fund at cost. The Fund owes Vanguard an amount sufficient to cover Vanguard's out-of-pocket costs for those services. The Fund also bears the cost of services provided by other parties (such as auditors, legal counsel, and the Fund's custodian), as well as taxes and other direct expenses of the Fund. However, the agreement provides that the Fund's expenses will be offset by a reimbursement from Vanguard for (a) the Fund's contributions to the costs of operating the underlying Vanguard funds in which the STAR Fund invests, and (b) certain savings in administrative and marketing costs that Vanguard expects to derive from the Fund's operation.

     The Fund's trustees believe that the reimbursements should be sufficient to offset most, if not all, of the expenses incurred by the Fund. As a result, the Fund is expected to operate at a very low or zero expense ratio. Since its inception in 1985, the Fund, in fact, has incurred no direct net expenses.

     Although the STAR Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds. The following chart shows the expense ratio for each of the underlying funds during the STAR Fund's 2002 fiscal year, as well as the percentage of the STAR Fund's net assets invested in each fund as of October 31, 2002:


                                                          PERCENTAGE OF STAR
      UNDERLYING FUND                     EXPENSE RATIO     FUND'S ASSETS
      ------------------------------------------------------------------------
      Vanguard Windsor II Fund                0.42%             21.5%
      Vanguard Windsor Fund                   0.45              11.8
      Vanguard Long-Term Corporate Fund       0.31              12.6
      Vanguard GNMA Fund                      0.21              12.5
      Vanguard Short-Term Corporate Fund      0.23              12.4
      Vanguard Explorer Fund                  0.70               4.1
      Vanguard Morgan Growth Fund             0.48               4.5
      Vanguard U.S. Growth Fund               0.50               4.0
      Vanguard PRIMECAP Fund                  0.49               4.3
      Vanguard International Growth Fund      0.67               6.2
      Vanguard International Value Fund       0.65               6.1
      ------------------------------------------------------------------------

     Based on these figures, the STAR Fund's indirect expense ratio as of October 31, 2002, was 0.40%. Vanguard expects the Fund's indirect expense ratio to remain at or about 0.40%.

14

================================================================================
                               PLAIN TALK ABOUT
                                 FUND EXPENSES
All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard STAR Fund's indirect expense ratio in fiscal year 2002 was 0.40%, or $4.00 per $1,000 of average net assets. The average balanced mutual fund had expenses in 2001 of 1.31%, or $13.10 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
================================================================================



INVESTMENT ADVISERS

The Fund does not employ an investment adviser. Rather, the Fund's board of trustees decides how to allocate its assets among the underlying funds. The chart below lists the investment advisers employed by each underlying fund:


UNDERLYING FUND                     INVESTMENT ADVISER
-------------------------------------------------------------------------------
Vanguard Windsor II Fund            Barrow, Hanley, Mewhinney & Strauss, Inc.
                                    Equinox Capital Management, LLC
                                    Tukman Capital Management, Inc.
                                    The Vanguard Group
-------------------------------------------------------------------------------
Vanguard Windsor Fund               Wellington Management Company, LLP
                                    Sanford C. Bernstein & Co., LLC
                                    The Vanguard Group
-------------------------------------------------------------------------------
Vanguard Explorer Fund              Granahan Investment Management, Inc.
                                    Wellington Management Company, LLP
                                    Chartwell Investment Partners
                                    The Vanguard Group
                                    Grantham, Mayo, Van Otterloo & Co. LLC
-------------------------------------------------------------------------------
Vanguard PRIMECAP Fund              PRIMECAP Management Company
-------------------------------------------------------------------------------
Vanguard Morgan Growth Fund         Wellington Management Company, LLP
                                    The Vanguard Group
                                    Franklin Portfolio Associates, LLC
-------------------------------------------------------------------------------
Vanguard U.S. Growth Fund           Alliance Capital Management L.P.
-------------------------------------------------------------------------------
Vanguard International Growth Fund  Schroder Investment Management North
                                    America Inc.
-------------------------------------------------------------------------------
Vanguard International Value Fund   Hansberger Global Investors, Inc.
-------------------------------------------------------------------------------
Vanguard Long-Term Corporate Fund   Wellington Management Company, LLP
-------------------------------------------------------------------------------
Vanguard GNMA Fund                  Wellington Management Company, LLP
-------------------------------------------------------------------------------
Vanguard Short-Term Corporate Fund  The Vanguard Group
-------------------------------------------------------------------------------

                                                                              15
The chart below briefly describes each investment adviser:

FIRM                                     BACKGROUND
-------------------------------------------------------------------------------
Barrow, Hanley, Mewhinney & Strauss,      Based in Dallas, Texas
Inc.                                      Founded in 1979
                                          Manages about $23.8 billion in assets
-------------------------------------------------------------------------------
Equinox Capital Management, LLC           Based in New York, New York
                                          Founded in 1989
                                          Manages about $5 billion in assets
-------------------------------------------------------------------------------
Tukman Capital Management, Inc.           Based in Larkspur, California
                                          Founded in 1980
                                          Manages about $7.7 billion in assets
-------------------------------------------------------------------------------
The Vanguard Group                        Based in Valley Forge, Pennsylvania
                                          Founded in 1975
                                          Manages about $398 billion in assets
-------------------------------------------------------------------------------
Wellington Management Company, LLP        Based in Boston, Massachusetts
                                          Founded in 1928
                                          Manages about $293 billion in assets
-------------------------------------------------------------------------------
Sanford C. Bernstein & Co., LLC           Based in New York, New York
                                          Founded in 1968
                                          Manages about $37 billion in assets
-------------------------------------------------------------------------------
Granahan Investment Management, Inc.      Based in Waltham, Massachusetts
                                          Founded in 1985
                                          Manages about $1.8 billion in assets
-------------------------------------------------------------------------------
Chartwell Investment Partners             Based in Berwyn, Pennsylvania
                                          Founded in 1997
                                          Manages about $4 billion in assets
-------------------------------------------------------------------------------
Grantham, Mayo, Van Otterloo & Co. LLC    Based in Boston, Massachusetts
                                          Founded in 1977
                                          Manages about $24 billion in assets
-------------------------------------------------------------------------------
PRIMECAP Management Company               Based in Pasadena, California
                                          Founded in 1983
                                          Manages about $20 billion in assets
-------------------------------------------------------------------------------
Franklin Portfolio Associates, LLC        Based in Boston, Massachusetts
                                          Founded in 1982
                                          Manages about $12 billion in assets
-------------------------------------------------------------------------------
Alliance Capital Management L.P.          Based in New York, New York
                                          Founded in 1971
                                          Manages about $412 billion in assets
-------------------------------------------------------------------------------
Schroder Investment Management North      Based in London, England
America Inc.                              Founded in 1979
                                          Manages about $12.5 billion in assets
-------------------------------------------------------------------------------
Hansberger Global Investors, Inc.         Based in Fort Lauderdale, Florida
                                          Founded in 1994
                                          Manages about $2.6 billion in assets
-------------------------------------------------------------------------------

16

DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS

The Fund distributes to shareholders virtually all of its net income as well as any capital gains realized from the sale of its holdings or received as capital gains distributions from the underlying funds. Income dividends generally are distributed in June and December; capital gains distributions generally occur in December. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.


BASIC TAX POINTS

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:

- Distributions are taxable to you for federal income tax purposes, whether or not you reinvest these amounts in additional Fund shares.

-    Distributions   declared  in  December--if  paid  to  you  by  the  end  of
     January--are taxable for federal income tax purposes as if received in December.

- Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income for federal income tax purposes.

- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

================================================================================
                               PLAIN TALK ABOUT
                              "BUYING A DIVIDEND"
Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change).
You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
================================================================================

                                                                              17
GENERAL INFORMATION

BACKUP  WITHHOLDING.   By  law,  Vanguard  must  withhold  30%  of  any  taxable
distributions or redemptions from your account if you do not:

-    Provide us with your correct taxpayer identification number;
-    Certify that the taxpayer identification number is correct; and
-    Confirm that you are not subject to backup withholding.

Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.

INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

SHARE PRICE
The Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.

     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by
PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

18

================================================================================
                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE
The Fund began fiscal year 2002 with a net asset value (price) of $15.92 per share. During the year, the Fund earned $0.48 per share from investment income (interest and dividends) and $0.181 per share in capital gains distributions. There was a decline of $1.656 per share in the value of investments held or sold by the Fund, resulting in a net decline of $0.995 per share from investment operations.
Shareholders received $0.515 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.
The share price at the end of the year was $14.41, reflecting losses of $0.995 per share and distributions of $0.515 per share. This was a decrease of $1.51 per share (from $15.92 at the beginning of the year to $14.41 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was -6.53% for the year.
As of October 31, 2002, the Fund had $7.2 billion in net assets. For the year, its net investment income amounted to 3.07% of its average net assets. The Fund sold and replaced securities valued at 12% of its net assets.
================================================================================


VANGUARD STAR FUND
---------------------------------------------------------------------------------------------------------------
                                           YEAR ENDED     JAN. 1 TO               YEAR ENDED DECEMBER 31,
                                             OCT. 31,      OCT. 31,         -----------------------------------
                                                 2002         2001*         2000       1999       1998     1997
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $15.92        $17.81       $18.21     $17.96     $17.38   $15.86
---------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .480           .41          .65        .60        .58      .60
 Capital Gain Distributions Received            .181            --         1.07       1.13        .86     1.06
 Net Realized and Unrealized Gain (Loss)
  on Investments                              (1.656)        (1.19)         .17       (.47)       .70     1.65
---------------------------------------------------------------------------------------------------------------
   Total from Investment Operations            (.995)         (.78)        1.89       1.26       2.14     3.31
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income          (.500)         (.26)        (.64)      (.61)      (.58)    (.59)
 Distributions from Realized Capital Gains     (.015)         (.85)       (1.65)      (.40)      (.98)   (1.20)
---------------------------------------------------------------------------------------------------------------
   Total Distributions                         (.515)        (1.11)       (2.29)     (1.01)     (1.56)   (1.79)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $14.41        $15.92       $17.81     $18.21     $17.96   $17.38
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                   -6.53%        -4.47%       10.96%      7.13%     12.38%   21.15%
---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)         $7,255        $7,850       $8,119     $8,087     $8,083   $7,355
 Ratio of Total Expenses to
  Average Net Assets                               0%            0%           0%         0%         0%       0%
 Ratio of Net Investment Income to Average
  Net Assets                                    3.07%       2.91%**        3.57%      3.21%      3.18%    3.46%
 Turnover Rate                                    12%            6%          17%        10%        16%      15%
---------------------------------------------------------------------------------------------------------------

*The Fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Annualized.

================================================================================
INVESTING WITH VANGUARD
This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, Investing Made Easy, provides information that will help individual investors make the most of their relationship with Vanguard. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions at the end of this section.

                                 BUYING SHARES
                               REDEEMING SHARES
                               EXCHANGING SHARES
                          OTHER RULES YOU SHOULD KNOW
                           FUND AND ACCOUNT UPDATES
                              CONTACTING VANGUARD
================================================================================

BUYING SHARES
ACCOUNT MINIMUMS

TO OPEN AND MAINTAIN AN ACCOUNT: $1,000.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail, exchange, or Fund Express; $1,000 by wire.

     Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

HOW TO BUY SHARES

ONLINE: You can open certain types of accounts or buy shares in an existing account through our website at www.vanguard.com.
BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group--56. For addresses, see Contacting Vanguard.
BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard(R) fund. See Exchanging Shares and Other Rules You Should Know.

BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.

BY FUND EXPRESS(R) (AUTOMATIC OR SPECIAL PURCHASES): You can purchase shares by electronically transferring money from a previously designated bank account. To establish this option, you must complete a special form or the appropriate section of your account registration.

20

YOUR PURCHASE PRICE

ONLINE, BY CHECK, BY EXCHANGE, OR BY WIRE: You buy shares at a fund's NAV determined as of your TRADE DATE. For all Vanguard funds (except money market funds), purchases received at Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) receive a trade date of the same day, and purchases received after that time receive a trade date of the first business day following the date of receipt. For money market funds, the trade date depends on the method of payment for the purchase.
BY FUND EXPRESS: For all Vanguard funds, Fund Express instructions received at Vanguard before the close of regular trading on the Exchange will result in a purchase that occurs on and receives a trade date of the next business day (two business days later for money market funds).


PURCHASE RULES YOU SHOULD KNOW

- CHECK PURCHASES. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. Vanguard does not accept cash, traveler's checks, or money orders. In addition, to protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
- NEW ACCOUNTS. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right to close your account or take such other steps as we deem reasonable.

- LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
- NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
- FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund, at any time, for any reason.

REDEEMING SHARES

HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.
ONLINE: Request a redemption through our website at www.vanguard.com.

BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.

BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.

BY FUND EXPRESS: If you've established the Fund Express option on your account, you can redeem shares by electronically transferring your redemption proceeds to a previously designated bank account. The Fund Express option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration.


YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

TYPES OF REDEMPTIONS

- CHECK REDEMPTIONS. Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.
- EXCHANGE REDEMPTIONS. You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. See Exchanging Shares and Other Rules You Should Know.
- FUND EXPRESS REDEMPTIONS. Proceeds of shares redeemed by Fund Express will be credited to your bank account two business days after your trade date.
- WIRE REDEMPTIONS. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions are not available for Vanguard's balanced or stock funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. A $5 fee applies to wire redemptions under $5,000. MoneyMarket Funds: For telephone requests received at Vanguard by 10:45 a.m. (2 p.m. for Vanguard(R) Prime Money Market Fund), Eastern time, the redemption proceeds will leave Vanguard by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.

22

Bond Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.


REDEMPTION RULES YOU SHOULD KNOW
- SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.

- POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind-- that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.

- RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).
- SHARE CERTIFICATES. If share certificates have been issued for your account, those shares cannot be redeemed until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard.

- PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee.

- NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).

- EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.

EXCHANGING SHARES
All open Vanguard funds accept exchange requests online (through your account registered with Vanguard.com), by telephone, or by mail. However, because excessive exchanges can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard places certain limits on the exchange privilege.

     If you are exchanging into or out of the U.S. STOCK INDEX FUNDS, INTERNATIONAL STOCK INDEX FUNDS, REIT INDEX FUND, BALANCED INDEX FUND, CALVERT SOCIAL INDEX FUND, INTERNATIONAL GROWTH FUND, INTERNATIONAL VALUE FUND, INTERNATIONAL EXPLORER(TM) FUND, or GROWTH AND INCOME FUND, these limits generally are as follows:

- No online or telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days. Any exchange request placed during these hours will not be accepted. On days when the New York Stock Exchange is scheduled to close early, this end-of-day restriction will be adjusted to begin 11^2 hours prior to the scheduled close. (For example, if the New York Stock Exchange is scheduled to close at 1 p.m., Eastern time, the cutoff for online and phone exchanges will be 11:30 a.m., Eastern time.)
- No more than two exchanges OUT of a fund may be requested online or by telephone within any 12-month period.

     For ALL OTHER VANGUARD FUNDS, the following limits generally apply:

- No more than two substantive "round trips" through a non-money-market fund during any 12-month period. A "round trip" is a redemption OUT of a fund (by any means) followed by a purchase back INTO the same fund (by any means). "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect management of the fund.
-    Round trips must be at least 30 days apart.

     Please note that Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. Also, in the event of a conflict between the exchange-privilege limitations of two funds, the stricter policy will apply to the transaction.

24
OTHER RULES YOU SHOULD KNOW

VANGUARD.COM(R)
- REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To estab- lish this service, you can register online.
- SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit online exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

TELEPHONE TRANSACTIONS

- AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.
- TELE-ACCOUNT(R). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a Personal Identification Number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.
- PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:

-    Ten-digit account number.
-    Complete owner name and address.
-    Primary Social Security or employer identification number.
-    Personal Identification Number (PIN), if applicable.
- SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.

- SOME VANGUARD FUNDS DO NOT PERMIT TELEPHONE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

WRITTEN INSTRUCTIONS
- "GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
-    The fund name and account number.
-    The amount of the transaction (in dollars, shares, or percent).
-    Authorized signatures, as registered on the account.

-    Signature guarantees, if required for the type of transaction.*
-    Any supporting legal documentation that may be required.

*For instance, signature guarantees must be provided by all registered account owners when redemption proceeds are to be sent to a different person or address. Call Vanguard for specific signature-guarantee requirements.

ACCOUNTS WITH MORE THAN ONE OWNER
In the case of an account with more than one owner, Vanguard will accept telephone or written instructions from any owner unless all owners specifically instruct us otherwise.

RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.


UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

UNUSUAL CIRCUMSTANCES

If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.


LOW-BALANCE ACCOUNTS
All   Vanguard   funds   reserve   the  right  to  close   any   investment-only
retirement-plan account or any nonretirement account whose balance falls below the minimum initial investment. If a fund has a redemption fee, that fee will apply to shares redeemed upon closure of the account.

26

     Vanguard deducts a $10 fee in June from each nonretirement account whose balance at that time is below $2,500 ($500 for Vanguard(R) STAR(TM) Fund). The fee can be waived if your total Vanguard account assets are $50,000 or more.

FUND AND ACCOUNT UPDATES
CONFIRMATION STATEMENTS
We will send you a statement confirming the trade date and amount of your transaction when you buy, sell, or exchange shares.


PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

AVERAGE-COST REVIEW STATEMENTS
For most taxable accounts, average-cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average-cost single-category method, which is one of the methods established by the IRS.

ANNUAL AND SEMIANNUAL REPORTS
Financial reports about Vanguard STAR Fund will be mailed twice a year, in June and December. These comprehensive reports include overviews of the financial markets and specific information concerning the Fund:

-    Performance assessments with comparisons to industry benchmarks.
-    Financial statements with detailed listings of the Fund's holdings.

     To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one copy of the Fund report to that address, instead of mailing separate reports to each shareholder, unless you contact our Client Services Department in writing, by telephone, or by e-mail and instruct us otherwise.
     Vanguard can deliver your Fund reports electronically, if you prefer. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of Fund reports by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and we will send paper copies of Fund reports within 30 days of receiving your notice.


CONTACTING VANGUARD
ONLINE
VANGUARD.COM
- Your best source of Vanguard news
- For fund, account, and service information
- For most account transactions
- For literature requests
- 24 hours per day, 7 days per week

VANGUARD TELE-ACCOUNT(R)
1-800-662-6273
(ON-BOARD)
- For automated fund and account information
- For redemptions by check, exchange (subject to certain limitations), or wire
- Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at
1-800-952-3335)
- For fund and service information
- For literature requests
- Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at
1-800-749-7273)
- For account information
- For most account transactions
- Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
- For information and services for large institutional investors
- Business hours only

VANGUARD ADDRESSES

REGULAR MAIL (INDIVIDUALS):

The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

28

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900


REGISTERED, EXPRESS, OR OVERNIGHT MAIL:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBER

Please use the specific fund number when contacting us about Vanguard STAR Fund--56

The Vanguard Group, Vanguard, Vanguard.com, Plain Talk, Vanguard Fund Express, Fund Express, Vanguard Tele-Account, Tele-Account, STAR, Explorer, Windsor, Morgan and the ship logo are trademarks of The Vanguard Group, Inc. Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the Fund. All other marks are the exclusive property of their respective owners.

================================================================================
GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------
BALANCED FUND
A mutual fund that seeks to provide some combination of income, capital growth, and conservation of capital by investing in stocks, bonds, and/or money market instruments.
--------------------------------------------------------------------------------
BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.
--------------------------------------------------------------------------------
CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.
--------------------------------------------------------------------------------
COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.
--------------------------------------------------------------------------------
CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.
--------------------------------------------------------------------------------

DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.

--------------------------------------------------------------------------------
DURATION
A measure of the sensitivity of bond--and bond fund--prices to interest rate movements. For example, if a bond has a duration of two years, its price would fall by about 2% when interest rates rose one percentage point. On the other hand, the bond's price would rise by about 2% when interest rates fell by one percentage point.
--------------------------------------------------------------------------------
EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.
--------------------------------------------------------------------------------
FUND DIVERSIFICATION
Holding a variety of securities so that a fund's return is not badly hurt by the poor performance of a single security, industry, or country.
--------------------------------------------------------------------------------
FUND OF FUNDS
A mutual fund that pursues its objective by investing in other mutual funds rather than in individual securities.
--------------------------------------------------------------------------------
INVESTMENT ADVISER
An organization that makes the day-to-day decisions regarding a fund's investments.
--------------------------------------------------------------------------------
INVESTMENT-GRADE

A bond whose credit quality is considered by independent bond-rating agencies, or through independent analysis conducted by a fund's adviser, to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest rating categories are considered "investment-grade"; other bonds may be considered by the adviser to be investment-grade.

--------------------------------------------------------------------------------
NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.
--------------------------------------------------------------------------------
PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.
--------------------------------------------------------------------------------
TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.
--------------------------------------------------------------------------------
VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.
--------------------------------------------------------------------------------
YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.
--------------------------------------------------------------------------------

[SHIP]
THE VANGUARD GROUP (R)
Post Office Box 2600
Valley Forge, PA 19482-2600

FOR MORE INFORMATION
If you'd like more information about Vanguard STAR Fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS

Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:


THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

                                                   Fund's Investment Company Act
                                                           file number: 811-3919

                                               (C) 2003 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                 Vanguard Marketing Corporation,
                                                                    Distributor.

                                                                     P056 022003

VANGUARD(R) STAR(TM) FUND

For Participants . February 28, 2003

This prospectus
contains financial data
for the Fund through
the fiscal year ended
October 31, 2002.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VANGUARD STAR FUND

Participant Prospectus
February 28, 2003

A Balanced Mutual Fund

================================================================================

    1 FUND PROFILE
    3 ADDITIONAL INFORMATION
    4 MORE ON THE FUND
   12 THE FUND AND VANGUARD
   13 INVESTMENT ADVISERS
   15 DIVIDENDS, CAPITAL GAINS, AND TAXES
   15 SHARE PRICE
   15 FINANCIAL HIGHLIGHTS
   17 INVESTING WITH VANGUARD
   18 ACCESSING FUND INFORMATION
      BY COMPUTER

  GLOSSARY (inside back cover)
================================================================================

WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk(R) explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
This prospectus is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
--------------------------------------------------------------------------------

FUND PROFILE

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital growth and income.

PRIMARY INVESTMENT STRATEGIES

As a "fund of funds," the STAR Fund invests in a diversified group of other Vanguard mutual funds, rather than in individual securities. The Fund follows a balanced investment approach by placing 60% to 70% of its assets in common stocks through eight stock funds; 20% to 30% of its assets in bonds through two bond funds; and 10% to 20% of its assets in short-term investments through a short-term bond fund. Through its underlying funds, the STAR Fund owns diversified mixes of stocks and bonds. The Fund's stock holdings emphasize large-capitalization stocks of domestic companies and, to a lesser extent, a diversified group of stocks in companies located outside the United States. The Fund's bond holdings focus predominantly on short- and long-term investment-grade corporate bonds and GNMA mortgage-backed securities.

PRIMARY RISKS
The Fund is subject to several stock and bond market risks, any of which could cause an investor to lose money. However, because stock and bond prices can move in different directions or in different amounts, the Fund's bond and short-term investment holdings may counteract some of the volatility experienced by the Fund's stock holdings. The Fund's balanced portfolio, in the long run, should result in less investment risk--but a lower investment return--than that of a fund investing exclusively in common stocks.

- Stock risks include: stock market risk, which is the chance that stock prices overall will decline over short or even long periods; and investment style risk, which is the chance that returns from the types of stocks in which the Fund is most heavily weighted (large-cap stocks) will trail returns from the overall stock market. The Fund also has significant exposure to mid- and small-cap stocks, which, historically, have been more volatile in price than large-cap stocks and, at times, have performed quite differently. The Fund is subject to the following risks associated with investments in foreign stocks: currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates; and country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.
- Bond risks include: interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner; and call/prepayment/income risk, which is the chance that during periods of falling interest rates, issuers will call--or repay--higher-yielding bonds or mortgage-backed securities before their maturity dates. Forced to reinvest the unanticipated proceeds at lower interest rates, an underlying fund would experience a decline in income and lose potential price appreciation associated with falling interest rates.
- The Fund is also subject to manager risk, which is the chance that poor security selection will cause one of the Fund's actively managed underlying funds--and, thus, the Fund itself--to underperform funds with a similar objective.

For additional information on investment risks, see MORE ON THE FUND.

2
PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite stock/bond index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.
      ----------------------------------------------------
                       ANNUAL TOTAL RETURNS
                   Scale Range from -20% to 40%
                        1993    10.88
                        1994    -0.21
                        1995    28.64
                        1996    16.11
                        1997    21.15
                        1998    12.38
                        1999     7.13
                        2000    10.96
                        2001     0.50
                        2002    -9.87
      ----------------------------------------------------
     During the periods shown in the bar chart, the highest return for a calendar quarter was 11.48% (quarter ended December 31, 1998), and the lowest return for a quarter was -8.13% (quarter ended September 30, 1998).



         AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                        1 YEAR          5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Vanguard STAR Fund                      -9.87%            3.89%            9.25%
Wilshire 5000 Total Market Index       -20.86            -0.87             8.74
Lehman Brothers Aggregate Bond Index    10.26             7.55             7.51
MSCI EAFE Index*                       -15.94            -2.89             4.00
STAR Lipper Composite**                -13.19             1.54             6.91
--------------------------------------------------------------------------------
 *Morgan Stanley Capital International Europe, Australasia, Far East Index. **The STAR Lipper Composite consists of the following: from the Fund's inception through December 31, 2002, 62.5% average general equity fund, 25% average fixed income fund, and 12.5% average money market fund; starting on January 1, 2003, 50% average general equity fund, 12.5% average international equity fund, 25% average fixed income fund, and 12.5% average 1-5 year investment-grade fund. The averages are derived from data provided by Lipper Inc.
--------------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2002.

--------------------------------------------------------------------------------
      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Total Annual Fund Operating Expenses:                               None*
--------------------------------------------------------------------------------
*Although the Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUND AND VANGUARD. The Fund's annualized indirect expense ratio, based on its underlying investments, was 0.40% as of October 31, 2002.



     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain the same. The results apply whether or not you redeem your investment at the end of the given period.




   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
     $41          $128       $224          $505
--------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


================================================================================
                               PLAIN TALK ABOUT
                              COSTS OF INVESTING
Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
================================================================================
================================================================================
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                     NET ASSETS AS OF OCTOBER 31,
Dividends are distributed semiannually in June  2002
and December; capital gains, if any, are        $7.2 billion
distributed annually in December.
                                                NEWSPAPER ABBREVIATION
INVESTMENT ADVISER                              STAR
The Fund does not employ an investment
adviser, but benefits from the investment       VANGUARD FUND NUMBER
advisory services provided to the underlying    56
Vanguard funds in which it invests.
                                                CUSIP NUMBER
INCEPTION DATE                                  921909107
March 29, 1985
                                                TICKER SYMBOL
                                                VGSTX
================================================================================

4

MORE ON THE FUND
This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this FLAG symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

     The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that the Fund's investment objective is not fundamental and may be changed without a shareholder vote. As a "fund of funds," the STAR Fund achieves its investment objective by investing in other Vanguard mutual funds. Because the STAR Fund holds fewer than a dozen underlying funds, it is classified as non diversified. However, through its investments in diversified underlying funds, the STAR Fund indirectly owns a diversified portfolio of stocks and bonds.

================================================================================
                               PLAIN TALK ABOUT
                                BALANCED FUNDS
Balanced funds are generally "middle-of-the-road" investments that seek to provide some combination of growth, income, and conservation of capital by investing in a mix of stocks and bonds. Because the prices of stocks and bonds often move in different directions, balanced funds are able to use rewards from one type of investment to help offset the risks from another.
================================================================================


MARKET EXPOSURE

STOCKS

Through eight underlying Vanguard funds, the STAR Fund indirectly invests 60% to 70% of its assets in stocks. These stock investments are designed to provide long-term capital growth and some income. The underlying stock funds are described later in this section under "Security Selection."


FLAG
THE FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.


     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

         U.S. STOCK MARKET RETURNS (1926-2002)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS    20 YEARS
----------------------------------------------------------
Best                  54.2%    28.6%     19.9%       17.8%
Worst                -43.1    -12.4      -0.8         3.1
Average               12.2     10.9      11.2        11.4
----------------------------------------------------------
     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2002. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 10.9%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular.
     Because  stock and bond  prices  often move in  different  directions,  the
Fund's bond and short-term investment holdings help to reduce--but not eliminate--the stock market volatility experienced by the Fund. Likewise, changes in interest rates may not have as dramatic an effect on the Fund as they would on a fund made up entirely of bonds. The Fund's balanced portfolio, in the long run, should result in less investment risk--but a lower investment return--than that of a fund investing exclusively in common stocks.

FLAG
THE FUND IS SUBJECT TO INVESTMENT STYLE RISK, WHICH IS THE CHANCE THAT RETURNS FROM THE TYPES OF STOCKS IN WHICH THE FUND IS MOST HEAVILY WEIGHTED WILL TRAIL RETURNS FROM THE OVERALL MARKET.

     By owning shares of the underlying stock funds, the STAR Fund indirectly owns a diversified mixture of common stocks. As of the fiscal year ended December 31, 2002, the Fund's stock holdings had a median market capitalization of $XX. Although its indirect stock holdings are predominantly large-cap, the Fund has significant exposure to mid-cap stocks and some exposure to small-cap stocks. Historically, mid- and small-cap stocks have been more volatile than-and at times have performed quite differently from-large-cap stocks. This volatility is due to several factors, including the fact that smaller companies often have fewer customers and financial resources than larger firms. These characteristics can make medium-size and small companies more sensitive to economic conditions, leading to less certain growth and dividend prospects.

================================================================================
                               PLAIN TALK ABOUT
                             MARKET CAPITALIZATION
Stocks of publicly traded companies are often classified according to market value, or market capitalization. In the same way, stock funds are considered to be large-cap, mid-cap, or small-cap funds based on the market capitalization of the companies in which they predominantly invest. Knowing the market-capitalization range targeted by a fund will help you to compare the fund with other funds and to decide how it might fit into your investment program. It's important to understand that, for both companies and stock funds, market capitalization changes over time. Also, interpretations of size vary, and there is no "official" definition of the boundaries of large-, mid-, and small-cap. When evaluating a particular stock fund, be sure to consider its approach to market-cap ranges.
================================================================================

6

     Through its investments in Vanguard International Growth and Vanguard International Value Funds, which invest in foreign stocks, the Fund is subject to country risk and currency risk. Country risk is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. This could cause investments in that country to lose money. Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

BONDS AND OTHER FIXED INCOME INVESTMENTS
Through two underlying Vanguard funds, approximately 20% to 30% of the Fund's assets are invested in long-term investment-grade corporate bonds and intermediate- and long-term GNMA mortgage-backed securities. By indirectly investing in bonds, the Fund seeks to provide a high level of current income with less price volatility than would be expected from the stock portion of its holdings. The underlying bond funds are described later in this section under "Security Selection."
     Through one underlying Vanguard short-term bond fund, the STAR Fund invests roughly 10% to 20% of its assets in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, mainly short- and intermediate-term corporate bonds. These investments also include, to a limited extent, non-investment-grade and unrated fixed income securities, as well as U.S. dollar-denominated foreign bonds. From this investment, the Fund seeks to obtain current income and to moderate overall volatility.



================================================================================
                               PLAIN TALK ABOUT
                                TYPES OF BONDS
Bonds are issued (sold) by many sources: Corporations issue corporate bonds; the federal government issues U.S. Treasury bonds; agencies of the federal government issue agency bonds; and mortgage holders issue "mortgage-backed" pass-through certificates, such as those issued by the Government National Mortgage Association (GNMA). Each issuer is responsible for paying back the bond's initial value as well as for making periodic interest payments.
================================================================================


FLAG
THE FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE CHANCE THAT BOND PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS BECAUSE OF RISING INTEREST RATES. INTEREST RATE RISK IS MODEST FOR SHORTER-TERM BONDS AND HIGH FOR LONGER-TERM BONDS.

     Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly because of rising interest rates. For instance, prices of long-term bonds fell by almost 48% between December 1976 and September 1981.
     To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.

                    HOW INTEREST RATE CHANGES AFFECT THE
                          VALUE OF A $1,000 BOND*
--------------------------------------------------------------------------------
                              AFTER A 1%  AFTER A 1%  AFTER A 2%   AFTER A 2%
TYPE OF BOND (MATURITY)        INCREASE    DECREASE    INCREASE     DECREASE
--------------------------------------------------------------------------------
Short-Term (2.5 years)          $978       $1,023         $956        $1,046
Intermediate-Term (10 years)     932        1,074          870         1,156
Long-Term (20 years)             901        1,116          816         1,251
--------------------------------------------------------------------------------
* Assuming a 7% yield.

     These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or any Fund in particular.


================================================================================
                               PLAIN TALK ABOUT
                           BONDS AND INTEREST RATES
As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--you would probably have to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.
How mortgage-backed securities are different: In general, declining interest rates will not lift the prices of mortgage-backed securities--such as GNMAs--as much as the prices of comparable bonds. Why? Because when interest rates fall, the bond market tends to discount the prices of mortgage-backed securities for prepayment risk--the possibility that homeowners will refinance their mortgages at lower rates and cause the bonds to be paid off prior to maturity. In part to compensate for this "drag" on price, mortgage-backed securities tend to offer higher yields than other bonds of comparable credit quality and maturity.
================================================================================



================================================================================
                               PLAIN TALK ABOUT
                                BOND MATURITIES
A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than 1 year (short-term) to more than 30 years (long-term). Typically, the longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take a greater risk of price fluctuations to get higher interest income; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
================================================================================
FLAG
THE FUND IS SUBJECT TO CREDIT RISK, WHICH IS THE CHANCE THAT A BOND ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

8

================================================================================
                               PLAIN TALK ABOUT
                                CREDIT QUALITY
A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the principal. Credit quality is evaluated by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's) or through independent analysis conducted by a fund's adviser. The lower the rating, the greater the chance--in the rating agency's or adviser's opinion--that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Investment-grade bonds are those rated in one of the four highest ratings categories. A fund may treat an unrated bond as investment-grade if warranted by the adviser's analysis.
================================================================================


     The credit quality of the bonds held by the underlying funds is expected to be very high, so credit risk for the STAR Fund should be low.

FLAG
BECAUSE IT INVESTS IN BONDS THAT ARE CALLABLE, THE FUND IS SUBJECT TO CALL RISK, WHICH IS THE CHANCE THAT DURING PERIODS OF FALLING INTEREST RATES BOND ISSUERS WILL CALL--OR REPAY--HIGHER-YIELDING BONDS BEFORE THEIR MATURITY DATES. FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER INTEREST RATES, AN UNDERLYING FUND WOULD EXPERIENCE A DECLINE IN INCOME AND LOSE POTENTIAL PRICE APPRECIATION ASSOCIATED WITH FALLING INTEREST RATES. FOR MORTGAGE-BACKED SECURITIES, THIS RISK IS KNOWN AS PREPAYMENT RISK.

     The Fund's short-term investments are subject to a high level of income risk, which is the chance that dividends will decline if short-term interest rates fall, and a low level of credit risk, which is the chance that an issuer of a short-term bond will fail to pay interest or principal in a timely manner. However, because the Fund does not invest heavily in short-term investments, income risk to the Fund will be low. The underlying short-term bond fund is described in this section under "Security Selection."

FLAG
THE FUND IS SUBJECT TO INCOME RISK, WHICH IS THE CHANCE THAT THE UNDERLYING FUND'S DIVIDENDS (INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. A
FUND'S DIVIDENDS DECLINE WHEN INTEREST RATES FALL BECAUSE ONCE RATES FALL, THE FUND MUST INVEST IN LOWER-YIELDING BONDS. INCOME RISK IS GENERALLY GREATEST FOR FUNDS HOLDING SHORTER-TERM BONDS AND LEAST FOR FUNDS HOLDING LONGER-TERM BONDS.

SECURITY SELECTION
The STAR Fund is a "fund of funds," which means that it achieves its objective by investing in a combination of other mutual funds rather than in individual securities.
     The trustees of the Fund allocate the STAR Fund's assets among the three asset classes (stocks, bonds, and short-term investments) and among the underlying funds. The trustees may authorize the Fund to invest in additional Vanguard funds without shareholder approval. Generally, the Fund invests 60% to 70% of its assets in stock funds, 20% to 30% in bond funds, and 10% to 20% in short-term investments. While these allocations may shift from time to time, stocks can be expected to represent at least 60% of the

Fund's holdings at any given time. Within any asset class, the trustees may increase or decrease the percentage of assets invested in any particular fund without advance notice to shareholders.

================================================================================
                               PLAIN TALK ABOUT
                                "FUND OF FUNDS"
The term "fund of funds" is used to describe a mutual fund that pursues its objective by investing in other mutual funds, rather than in individual stocks or bonds. A fund of funds may charge for its own direct expenses, in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. A fund of funds is best suited for long-term investors.
================================================================================

FLAG
THE FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT THE INVESTMENT ADVISERS OF THE UNDERLYING FUNDS WILL DO A POOR JOB OF SELECTING SECURITIES OR COUNTRIES IN WHICH THE FUND INVESTS.


     The underlying Vanguard funds are run according to traditional methods of active investment management. This means that securities are bought and sold according to the advisers' judgments about companies and their financial prospects, about issuers of bonds and money market instruments, and about the general level of interest rates.
     The Fund is generally managed without regard to tax ramifications.

STOCKS

As of October 31, 2002, the STAR Fund invested in the following stock funds, in approximately the percentages indicated:
1. Vanguard(R) Windsor (TM) II Fund (21.5%)
2. Vanguard(R) Windsor(TM) Fund (11.8%)
3. Vanguard(R) Explorer(TM) Fund (4.1%)
4. Vanguard(R) Morgan (TM) Growth Fund (4.5%)
5. Vanguard(R) U.S. Growth Fund (4.0%)
6. Vanguard(R) PRIMECAP Fund (4.3%)
7. Vanguard(R) International Growth Fund (6.2%)
8. Vanguard(R) International Value Fund (6.1%)



     Vanguard Windsor Fund, Vanguard Windsor II Fund, and Vanguard International Value Fund are value--oriented stock funds, chosen primarily for their potential for long-term growth of capital, as well as for their secondary objective of providing some dividend income.
- Vanguard Windsor and Vanguard Windsor II invest in large and medium-size companies whose stocks are considered by the funds' advisers to be undervalued. These stocks typically--but not always--have lower-than-average price/earnings ratios and higher-than-average dividend yields.
- Vanguard International Value Fund invests mainly in common stocks of companies located outside the United States that are considered by the fund's adviser to be undervalued. The fund invests in small-, mid-, and large-cap companies and is expected to diversify its assets across developed and emerging markets in Eastern and Western Europe, the Far East, and Latin America.

     Vanguard Explorer Fund is an aggressive growth fund, while Vanguard PRIMECAP Fund, Vanguard Morgan Growth Fund, Vanguard U.S. Growth Fund, and Vanguard International

10

Growth Fund are growth funds. These funds are held by the STAR Fund primarily to provide long-term capital growth. They work in different ways to achieve this goal.
- Vanguard Explorer Fund invests mainly in the stocks of small companies that, at the time of purchase, typically have market values of less than $2 billion. These companies tend to be unseasoned but are considered by the fund's advisers to have superior growth potential.
- Vanguard PRIMECAP Fund invests in stocks with above-average earnings growth potential that is not reflected in their current market prices. The fund's portfolio consists predominantly of large- and mid-cap stocks.
- Vanguard Morgan Growth Fund invests mainly in the stocks of large and medium-size U.S. companies whose revenues and/or earnings are expected to grow faster than those of the average company in the market. The fund also invests in stocks of smaller companies with similar characteristics.
- Vanguard U.S. Growth Fund invests mainly in large-cap stocks of seasoned U.S. companies with above-average earnings growth and reasonable stock prices.
- Vanguard International Growth Fund invests mainly in the stocks of seasoned companies located outside the United States. In selecting stocks, the fund's adviser evaluates foreign markets around the world and chooses companies with above-average growth potential.

BONDS AND OTHER FIXED INCOME INVESTMENTS
As of October 31, 2002, the STAR Fund invested in the following bond funds, in approximately the percentages indicated:
1. Vanguard(R) Long-Term Corporate Fund (12.6%)
2. Vanguard(R) GNMA Fund (12.5%)

     Both bond funds seek to provide a high level of current income and to preserve investors' principal. They work toward this goal, however, in different ways:
- Vanguard Long-Term Corporate Fund invests in a variety of high- or upper-medium-quality and, to a lesser extent, medium-quality fixed income securities, mainly long-term corporate bonds. The fund may invest in foreign bonds, to a limited extent, so long as they are denominated in U.S. dollars. The fund is expected to maintain a dollar-weighted average maturity of between 15 and 25 years.
- Vanguard GNMA Fund invests at least 80% of its assets in Government National Mortgage Association (GNMA) pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans backed by the U.S. government. The balance of the fund's assets may be invested in U.S. Treasury or other U.S. government agency securities, as well as repurchase agreements collateralized by such securities. The fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages, but is expected to normally fall within an intermediate-term range (5 to 10 years).

To satisfy its policy of allocating 10% to 20% of assets to short-term investments, the STAR Fund invested approximately 12.4% of its assets in Vanguard(R) Short-Term Corporate Fund as of October 31, 2002.

- Vanguard Short-Term Corporate Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, mainly short- and intermediate-term corporate bonds. The fund also invests, to a limited extent, in non-investment-grade and unrated fixed income securities, mainly as well as U.S. dollar-denominated foreign bonds.

      The fund is expected to maintain a dollar-weighted average maturity of between 1 and 3 years.

OTHER INVESTMENT POLICIES AND RISKS
The Fund's underlying funds may invest, to a limited extent, in foreign securities.

FLAG
THE  UNDERLYING  FUNDS  MAY  INVEST,   TO  A  LIMITED  EXTENT,  IN  DERIVATIVES.
DERIVATIVES MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.



================================================================================
                               PLAIN TALK ABOUT
                                  DERIVATIVES
A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily.
Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
================================================================================



TEMPORARY INVESTMENT MEASURES
Each underlying fund may temporarily depart from its normal investment policies-- for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the underlying fund may succeed in avoiding losses, but may otherwise fail to achieve its investment objective, which in turn may prevent the STAR Fund from achieving its investment objective.


COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.

-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.

See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

12
     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

================================================================================
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE
The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
================================================================================

THE FUND AND VANGUARD

The STAR Fund has entered into an agreement with Vanguard under which Vanguard provides all management, administrative, and distribution services to the Fund at cost. The Fund owes Vanguard an amount sufficient to cover Vanguard's out-of-pocket costs for those services. The Fund also bears the cost of services provided by other parties (such as auditors, legal counsel, and the Fund's custodian), as well as taxes and other direct expenses of the Fund. However, the agreement provides that the Fund's expenses will be offset by a reimbursement from Vanguard for (a) the Fund's contributions to the costs of operating the underlying Vanguard funds in which the STAR Fund invests, and (b) certain savings in administrative and marketing costs that Vanguard expects to derive from the Fund's operation.

     The Fund's trustees believe that the reimbursements should be sufficient to offset most, if not all, of the expenses incurred by the Fund. As a result, the Fund is expected to operate at a very low or zero expense ratio. Since its inception in 1985, the Fund, in fact, has incurred no direct net expenses.

     Although the STAR Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds. The following chart shows the expense ratio for each of the underlying funds during the STAR Fund's 2002 fiscal year, as well as the percentage of the STAR Fund's net assets invested in each fund as of October 31, 2002:



                                                          PERCENTAGE OF STAR
      UNDERLYING FUND                     EXPENSE RATIO     FUND'S ASSETS
      ------------------------------------------------------------------------
      Vanguard Windsor II Fund                0.42%             21.5%
      Vanguard Windsor Fund                   0.45              11.8
      Vanguard Long-Term Corporate Fund       0.31              12.6
      Vanguard GNMA Fund                      0.21              12.5
      Vanguard Short-Term Corporate Fund      0.23              12.4
      Vanguard Explorer Fund                  0.70               4.1
      Vanguard Morgan Growth Fund             0.48               4.5
      Vanguard U.S. Growth Fund               0.50               4.0
      Vanguard PRIMECAP Fund                  0.49               4.3
      Vanguard International Growth Fund      0.67               6.2
      Vanguard International Value Fund       0.65               6.1
      ------------------------------------------------------------------------

     Based on these figures, the STAR Fund's indirect expense ratio as of October 31, 2002, was 0.40%. Vanguard expects the Fund's indirect expense ratio to remain at or about 0.40%.




================================================================================
                               PLAIN TALK ABOUT
                                FUND EXPENSES
All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard STAR Fund's indirect expense ratio in fiscal year 2002 was 0.40%, or $4.00 per $1,000 of average net assets. The average balanced mutual fund had expenses in 2001 of 1.31%, or $13.10 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
================================================================================


INVESTMENT ADVISERS

The Fund does not employ an investment adviser. Rather, the Fund's board of trustees decides how to allocate its assets among the underlying funds. The chart below lists the investment advisers employed by each underlying fund:

UNDERLYING FUND                     INVESTMENT ADVISER
-------------------------------------------------------------------------------
Vanguard Windsor II Fund            Barrow, Hanley, Mewhinney & Strauss, Inc.
                                    Equinox Capital Management, LLC
                                    Tukman Capital Management, Inc.
                                    The Vanguard Group
-------------------------------------------------------------------------------
Vanguard Windsor Fund               Wellington Management Company, LLP
                                    Sanford C. Bernstein & Co., LLC
                                    The Vanguard Group
-------------------------------------------------------------------------------
Vanguard Explorer Fund              Granahan Investment Management, Inc.
                                    Wellington Management Company, LLP
                                    Chartwell Investment Partners
                                    The Vanguard Group
                                    Grantham, Mayo, Van Otterloo & Co. LLC
-------------------------------------------------------------------------------
Vanguard PRIMECAP Fund              PRIMECAP Management Company
-------------------------------------------------------------------------------
Vanguard Morgan Growth Fund         Wellington Management Company, LLP
                                    The Vanguard Group
                                    Franklin Portfolio Associates, LLC
-------------------------------------------------------------------------------
Vanguard U.S. Growth Fund           Alliance Capital Management L.P.
-------------------------------------------------------------------------------
Vanguard International Growth Fund  Schroder Investment Management North
                                    America Inc.
-------------------------------------------------------------------------------
Vanguard International Value Fund   Hansberger Global Investors, Inc.
-------------------------------------------------------------------------------
Vanguard Long-Term Corporate Fund   Wellington Management Company, LLP
-------------------------------------------------------------------------------
Vanguard GNMA Fund                  Wellington Management Company, LLP
-------------------------------------------------------------------------------
Vanguard Short-Term Corporate Fund  The Vanguard Group
-------------------------------------------------------------------------------

14
     The chart below briefly describes each investment adviser:

FIRM                                     BACKGROUND
-------------------------------------------------------------------------------
Barrow, Hanley, Mewhinney & Strauss,      Based in Dallas, Texas
Inc.                                      Founded in 1979
                                          Manages about $23.8 billion in assets
-------------------------------------------------------------------------------
Equinox Capital Management, LLC           Based in New York, New York
                                          Founded in 1989
                                          Manages about $5 billion in assets
-------------------------------------------------------------------------------
Tukman Capital Management, Inc.           Based in Larkspur, California
                                          Founded in 1980
                                          Manages about $7.7 billion in assets
-------------------------------------------------------------------------------
The Vanguard Group                        Based in Valley Forge, Pennsylvania
                                          Founded in 1975
                                          Manages about $398 billion in assets
-------------------------------------------------------------------------------
Wellington Management Company, LLP        Based in Boston, Massachusetts
                                          Founded in 1928
                                          Manages about $293 billion in assets
-------------------------------------------------------------------------------
Sanford C. Bernstein & Co., LLC           Based in New York, New York
                                          Founded in 1968
                                          Manages about $37 billion in assets
-------------------------------------------------------------------------------
Granahan Investment Management, Inc.      Based in Waltham, Massachusetts
                                          Founded in 1985
                                          Manages about $1.8 billion in assets
-------------------------------------------------------------------------------
Chartwell Investment Partners             Based in Berwyn, Pennsylvania
                                          Founded in 1997
                                          Manages about $4 billion in assets
-------------------------------------------------------------------------------
Grantham, Mayo, Van Otterloo & Co. LLC    Based in Boston, Massachusetts
                                          Founded in 1977
                                          Manages about $24 billion in assets
-------------------------------------------------------------------------------
PRIMECAP Management Company               Based in Pasadena, California
                                          Founded in 1983
                                          Manages about $20 billion in assets
-------------------------------------------------------------------------------
Franklin Portfolio Associates, LLC        Based in Boston, Massachusetts
                                          Founded in 1982
                                          Manages about $12 billion in assets
-------------------------------------------------------------------------------
Alliance Capital Management L.P.          Based in New York, New York
                                          Founded in 1971
                                          Manages about $412 billion in assets
-------------------------------------------------------------------------------
Schroder Investment Management North      Based in London, England
America Inc.                              Founded in 1979
                                          Manages about $12.5 billion in assets
-------------------------------------------------------------------------------
Hansberger Global Investors, Inc.         Based in Fort Lauderdale, Florida
                                          Founded in 1994
                                          Manages about $2.6 billion in assets
-------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES

The Fund distributes to shareholders virtually all of its net income as well as any capital gains realized from the sale of its holdings or received as capital gains distributions from the underlying funds. Income dividends generally are distributed in June and December; capital gains distributions generally occur in December.
     Your  distributions  will be  reinvested  in  additional  Fund  shares  and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.



SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.

     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by
PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

16

================================================================================
                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE
The Fund began fiscal year 2002 with a net asset value (price) of $15.92 per share. During the year, the Fund earned $0.48 per share from investment income (interest and dividends) and $0.181 per share in capital gains distributions. There was a decline of $1.656 per share in the value of investments held or sold by the Fund, resulting in a net decline of $0.995 per share from investment operations.
Shareholders received $0.515 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.
The share price at the end of the year was $14.41, reflecting losses of $0.995 per share and distributions of $0.515 per share. This was a decrease of $1.51 per share (from $15.92 at the beginning of the year to $14.41 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was -6.53% for the year.
As of October 31, 2002, the Fund had $7.2 billion in net assets. For the year, its net investment income amounted to 3.07% of its average net assets. The Fund sold and replaced securities valued at 12% of its net assets.
================================================================================



VANGUARD STAR FUND
---------------------------------------------------------------------------------------------------------------
                                           YEAR ENDED     JAN. 1 TO               YEAR ENDED DECEMBER 31,
                                             OCT. 31,      OCT. 31,         -----------------------------------
                                                 2002         2001*         2000       1999       1998     1997
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $15.92        $17.81       $18.21     $17.96     $17.38   $15.86
---------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .480           .41          .65        .60        .58      .60
 Capital Gain Distributions Received            .181            --         1.07       1.13        .86     1.06
 Net Realized and Unrealized Gain (Loss)
  on Investments                              (1.656)        (1.19)         .17       (.47)       .70     1.65
---------------------------------------------------------------------------------------------------------------
   Total from Investment Operations            (.995)         (.78)        1.89       1.26       2.14     3.31
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income          (.500)         (.26)        (.64)      (.61)      (.58)    (.59)
 Distributions from Realized Capital Gains     (.015)         (.85)       (1.65)      (.40)      (.98)   (1.20)
---------------------------------------------------------------------------------------------------------------
   Total Distributions                         (.515)        (1.11)       (2.29)     (1.01)     (1.56)   (1.79)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $14.41        $15.92       $17.81     $18.21     $17.96   $17.38
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                   -6.53%        -4.47%       10.96%      7.13%     12.38%   21.15%
---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)         $7,255        $7,850       $8,119     $8,087     $8,083   $7,355
 Ratio of Total Expenses to
  Average Net Assets                               0%            0%           0%         0%         0%       0%
 Ratio of Net Investment Income to Average
  Net Assets                                    3.07%       2.91%**        3.57%      3.21%      3.18%    3.46%
 Turnover Rate                                    12%            6%          17%        10%        16%      15%
---------------------------------------------------------------------------------------------------------------

*The Fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Annualized.

INVESTING WITH VANGUARD

The Fund is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Fund as an investment option.

- If you have any questions about the Fund or Vanguard, including those about the Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.

- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of the Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.

     In all cases, your transaction will be based on the Fund's next-determined net asset value (NAV) after Vanguard receives your request (or, in the case of new contributions, the next-determined NAV after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m., Eastern time, you will receive that day's NAV. This is known as your TRADE DATE.


EXCHANGES

The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of the Vanguard(R) funds and increase their transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH NON-MONEY-MARKET FUNDS (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from a fund followed by a purchase back into the fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of a fund.

     Before making an exchange to or from another fund available in your plan, consider the following:
- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.

- Be sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.

- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

18
ACCESSING FUND INFORMATION BY COMPUTER
VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.

The Vanguard Group, Vanguard, Plain Talk, STAR, Explorer, Windsor, Morgan and the ship logo are trademarks of The Vanguard Group, Inc. All other marks are the exclusive property of their respective owners.

                   (THIS PAGE INTENTIONALLY LEFT BLANK.)

                   (THIS PAGE INTENTIONALLY LEFT BLANK.)

================================================================================
GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------
BALANCED FUND
A mutual fund that seeks to provide some combination of income, capital growth, and conservation of capital by investing in stocks, bonds, and/or money market instruments.
--------------------------------------------------------------------------------
BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.
--------------------------------------------------------------------------------
CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.
--------------------------------------------------------------------------------
COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.
--------------------------------------------------------------------------------
CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.
--------------------------------------------------------------------------------

DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.

--------------------------------------------------------------------------------
DURATION
A measure of the sensitivity of bond--and bond fund--prices to interest rate movements. For example, if a bond has a duration of two years, its price would fall by about 2% when interest rates rose one percentage point. On the other hand, the bond's price would rise by about 2% when interest rates fell by one percentage point.
--------------------------------------------------------------------------------
EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.
--------------------------------------------------------------------------------
FUND DIVERSIFICATION
Holding a variety of securities so that a fund's return is not badly hurt by the poor performance of a single security, industry, or country.
--------------------------------------------------------------------------------
FUND OF FUNDS
A mutual fund that pursues its objective by investing in other mutual funds rather than in individual securities.
--------------------------------------------------------------------------------
INVESTMENT ADVISER
An organization that makes the day-to-day decisions regarding a fund's investments.
--------------------------------------------------------------------------------
INVESTMENT-GRADE

A bond whose credit quality is considered by independent bond-rating agencies, or through independent analysis conducted by a fund's adviser, to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest rating categories are considered "investment-grade"; other bonds may be considered by the adviser to be investment-grade.

--------------------------------------------------------------------------------
NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.
--------------------------------------------------------------------------------
PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.
--------------------------------------------------------------------------------
TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.
--------------------------------------------------------------------------------
VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.
--------------------------------------------------------------------------------
YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.
--------------------------------------------------------------------------------

[SHIP]
THE VANGUARD GROUP (R)
Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about Vanguard STAR Fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:


THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.


                                                   Fund's Investment Company Act
                                                           file number: 811-3919

                                               (C) 2003 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                 Vanguard Marketing Corporation,
                                                                    Distributor.

                                                                     I056 022003

VANGUARD(R) INTERNATIONAL STOCK INDEX FUNDS


Investor Shares & Admiral(TM) Shares - February 28, 2003


This  prospectus
contains  financial data
for the Funds through
the fiscal year ended
October 31, 2002.

STOCK

                                              VANGUARD EUROPEAN STOCK INDEX FUND
                                               VANGUARD PACIFIC STOCK INDEX FUND
                                      VANGUARD EMERGING MARKETS STOCK INDEX FUND
                                           VANGUARD DEVELOPED MARKETS INDEX FUND
                                   VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                           THE VANGUARD GROUP(R)

VANGUARD INTERNATIONAL STOCK INDEX FUNDS
Investor Shares and Admiral Shares
Prospectus

February 28, 2003


--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------
  1 AN INTRODUCTION TO INDEX FUNDS

  2 FUND PROFILES

    2 Vanguard European Stock  Index Fund

    6 Vanguard Pacific Stock Index Fund

   10 Vanguard Emerging Markets Stock Index Fund

   14 Vanguard Developed Markets Index Fund

   17 Vanguard Total International Stock Index Fund

 20 MORE ON THE FUNDS

 28 THE FUNDS AND VANGUARD

 28 INVESTMENT ADVISER

 29 DIVIDENDS, CAPITAL GAINS, AND TAXES

 31 SHARE PRICE

 32 FINANCIAL HIGHLIGHTS

 40 INVESTING WITH VANGUARD

   40 Buying Shares

   42 Converting Shares

   43 Redeeming Shares

   46 Exchanging Shares

   47 Other Rules You Should Know

   49 Fund and Account Updates

   50 Contacting Vanguard

 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk(R) explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHARE CLASS OVERVIEW

This prospectus offers Investor Shares for all of the Funds as well as Admiral Shares for two of the Funds. Please note that the Admiral Shares are NOT available to:
-    SIMPLE IRAs and 403(b)(7) custodial accounts;
- Other retirement plan accounts receiving special administrative services from Vanguard; or
- Accounts maintained by financial intermediaries, except in limited circumstances.

A separate prospectus offers the Funds' Institutional Shares as well as the Institutional version of Vanguard Developed Markets Index Fund. Institutional Shares are for investors who do not require special employee benefit plan services and who are willing to invest a minimum of $10 million.

The Funds' separate share classes have different expenses; as a result, their investment performances will differ.
--------------------------------------------------------------------------------

                                                                               1
AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?

Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or short-term bonds.
     An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or "passively managed") funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse.
     An index fund does not always perform exactly like its target index. Like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

INDEX FUNDS IN THIS PROSPECTUS

Vanguard offers a variety of stock index funds (both U.S. and international) as well as bond and balanced index funds. This prospectus provides information about Vanguard International Stock Index Funds. Four of these Funds seek to track particular segments of the international stock market; the fifth Fund seeks to track the entire international stock market.

-------------------------------------------------------------------------------
FUND                                     SEEKS TO TRACK
-------------------------------------------------------------------------------
Vanguard European Stock Index Fund       European stock markets
Vanguard Pacific Stock Index Fund        Australian and Far East stock markets
Vanguard Emerging Markets Stock Index    18 emerging stock markets in Europe,
 Fund                                     Asia, Africa, and Latin America
Vanguard Developed Markets Index Fund    European, Australian, and Far East
                                          stock markets
Vanguard Total International Stock       European, Australian, and Far East
 Index Fund                               stock markets, as well as 18 emerging
                                          stock markets in Europe, Asia,
                                          Africa, and Latin America
-------------------------------------------------------------------------------

     On the following pages, you'll find profiles that summarize the key features of each Fund. Following the profiles, there is important additional information about the Funds.


[GRAPHIC LOGO]    European Stock Index Fund
INDEXED TO MSCI   Pacific Stock Index Fund

2

FUND PROFILE--
VANGUARD(R) EUROPEAN STOCK INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to track the performance of the Morgan Stanley Capital International(R) (MSCI) Europe Index.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI Europe Index. The MSCI(R) Europe Index is made up of approximately 544 common stocks of companies located in 16 European countries--mostly those in the United Kingdom, France, Switzerland, and Germany (which made up 39%, 13%, 11%, and 9%, respectively, of the Index's market capitalization, as of October 31, 2002). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Stock Market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Switzerland, and Germany) involves a higher degree of country risk than that of more geographically diversified international funds.
- Regional risk, which is the chance that an entire region--namely, Europe--will be hurt by political upheaval, financial troubles, or natural disasters.

-    Currency risk, the value of a foreign investment, measured in U.S. dollars,
     will  decrease  because  of  unfavorable   changes  in  currency   exchange
     rates.

- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

                                                                               3
PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.

              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
                        1993    29.13%
                        1994     1.88%
                        1995    22.28%
                        1996    21.26%
                        1997    24.23%
                        1998    28.86%
                        1999    16.62%
                        2000    -8.18%
                        2001   -20.30%
                        2002   -17.95%
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 20.37% (quarter ended March 31, 1998), and the lowest return for a quarter was -22.84% (quarter ended September 30, 2002).

     The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for other share classes will differ.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                  PERIODS ENDED DECEMBER 31, 2002
                                           1 YEAR       5 YEARS        10 YEARS
-------------------------------------------------------------------------------
VANGUARD EUROPEAN STOCK INDEX FUND
 INVESTOR SHARES
 Return Before Taxes                       -17.95%        -2.03%         8.14%
 Return After Taxes on Distributions       -18.63         -2.75          7.36
 Return After Taxes on Distributions       -10.94         -1.78          6.62
  and Sale of Fund Shares
VANGUARD EUROPEAN STOCK INDEX FUND
 ADMIRAL SHARES*
 Return Before Taxes                      -17.85%            --            --
MSCI EUROPE INDEX (reflects no
 deduction for fees, expenses,            -18.38%        -2.26%         8.08%
 or taxes)
-------------------------------------------------------------------------------
*Average annual total returns from August 13, 2001--the inception date of the
 Fund's Admiral Shares-through December 31, 2002, were -15.04% for the Vanguard European Stock Index Admiral Shares and -15.07 for the MSCI Europe Index
-------------------------------------------------------------------------------

4

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2002.

                                                          INVESTOR     ADMIRAL
                                                            SHARES      SHARES
                                                            ------      ------
   SHAREHOLDER FEES (fees paid directly from your
   investment)
   Sales Charge (Load) Imposed on Purchases:                  None       None
   Purchase Fee:                                              None       None
   Sales Charge (Load) Imposed on Reinvested Dividends:       None       None
   Redemption Fee:                                            None       None
   Account Maintenance Fee (for accounts under $10,000):  $10/year*      None

   ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
   Management Expenses:                                      0.26%      0.16%
   12b-1 Distribution Fee:                                    None       None
   Other Expenses:                                           0.07%      0.07%
    TOTAL ANNUAL FUND OPERATING EXPENSES:                    0.33%      0.23%
-------------
     *If applicable, the account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

                ---------------------------------------------------------
                                   1 YEAR   3 YEARS   5 YEARS    10 YEARS
                ---------------------------------------------------------
                Investor Shares       $34      $106      $185      $418
                Admiral Shares         24        74       130       293
                ---------------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS        CONVERSION FEATURES
Distributed annually in December    Investor Shares--May be converted to
                                   Admiral Shares if you meet certain account
INVESTMENT ADVISER                 balance and tenure requirements
The Vanguard Group, Valley Forge,   Admiral Shares--Will be converted to
Pa.,                               Investor Shares if you are no longer
since inception                    eligible for Admiral Shares

INCEPTION DATE                     NEWSPAPER ABBREVIATION
Investor Shares--June 18, 1990     Investor Shares--Europe
Admiral Shares--August 13, 2001    Admiral Shares--EuropeAdml

NET ASSETS (ALL SHARE CLASSES) AS  VANGUARD FUND NUMBER
OF                                 Investor Shares--79
OCTOBER 31, 2002                   Admiral Shares--579
$4.5 billion
                                  CUSIP NUMBER
SUITABLE FOR IRAS                  Investor Shares--922042205
Yes                                Admiral Shares--922042809

MINIMUM INITIAL INVESTMENT         TICKER SYMBOL
 Investor Shares--$3,000; $1,000   Investor Shares--VEURX
for IRAs and most custodial        Admiral Shares--VEUSX
accounts for minors
 Admiral Shares--$250,000
--------------------------------------------------------------------------------

6

FUND PROFILE--
VANGUARD(R) PACIFIC STOCK INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to track the performance of the MSCI Pacific Index.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI Pacific Index. The MSCI Pacific Index consists of approximately 467 common stocks of companies located in Japan, Australia, Hong Kong, Singapore, and New Zealand. (As of October 31, 2002, Japan made up 74% of the Index's market capitalization.) For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Stock Market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. The Index's, and therefore the Fund's, heavy exposure to Japan involves a higher degree of country risk than that of more geographically diversified international funds.
- Regional risk, which is the chance that an entire region--namely, the Pacific region--will be hurt by political upheaval, financial troubles, or natural disasters.

-    Currency risk, the value of a foreign investment, measured in U.S. dollars,
     will  decrease  because  of  unfavorable   changes  in  currency   exchange
     rates.

- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.

              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
                                1993    35.46%
                                1994    13.04%
                                1995     2.75%
                                1996    -7.82%
                                1997   -25.67%
                                1998     2.41%
                                1999    57.05%
                                2000   -25.74%
                                2001   -26.34%
                                2002    -9.32%
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 26.50% (quarter ended December 31, 1998), and the lowest return for a quarter was -20.69% (quarter ended December 31, 1997).

     The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for other share classes will differ.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                  PERIODS ENDED DECEMBER 31, 2002
                                           1 YEAR       5 YEARS        10 YEARS
-------------------------------------------------------------------------------
VANGUARD PACIFIC STOCK INDEX FUND
 INVESTOR SHARES
 Return Before Taxes                        -9.32%        -4.41%        -1.49%
 Return After Taxes on Distributions        -9.69         -4.70         -1.80
 Return After Taxes on Distributions        -5.69         -3.53         -1.22
  and Sale of Fund Shares
VANGUARD PACIFIC STOCK INDEX FUND
 ADMIRAL SHARES*
 Return Before Taxes                       -9.22%            --            --
MSCI PACIFIC INDEX (reflects no
 deduction for fees, expenses,             -9.29%        -4.17%        -1.40%
 or taxes)
-------------------------------------------------------------------------------
*Average annual total returns from August 13, 2001--the inception date of the
 Fund's Admiral Shares- through December 31, 2002, were -16.22% for Vanguard Pacific Stock Index Fund Admiral Shares and -15.56 for the MSCI Pacific Index.
-------------------------------------------------------------------------------

8

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2002.

                                                          INVESTOR     ADMIRAL
                                                            SHARES      SHARES
                                                            ------      ------
   SHAREHOLDER FEES (fees paid directly from your
   investment)
   Sales Charge (Load) Imposed on Purchases:                  None       None
   Purchase Fee:                                              None       None
   Sales Charge (Load) Imposed on Reinvested Dividends:       None       None
   Redemption Fee:                                            None       None
   Account Maintenance Fee (for accounts under $10,000):  $10/year*      None

   ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
   Management Expenses:                                      0.31%      0.22%
   12b-1 Distribution Fee:                                    None       None
   Other Expenses:                                           0.09%      0.08%
    TOTAL ANNUAL FUND OPERATING EXPENSES:                    0.40%      0.30%

----------------
     *If applicable, the account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

                ---------------------------------------------------------
                                   1 YEAR   3 YEARS   5 YEARS    10 YEARS
                ---------------------------------------------------------
                Investor Shares       $41      $128      $224      $505
                Admiral Shares         31        97       169       381
                ---------------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS        CONVERSION FEATURES
Distributed annually in December    Investor Shares--May be converted to
                                   Admiral Shares if you meet certain account
INVESTMENT ADVISER                 balance and tenure requirements
The Vanguard Group, Valley Forge,   Admiral Shares--Will be converted to
Pa.,                               Investor Shares if you are no longer
since inception                    eligible for Admiral Shares

INCEPTION DATE                     NEWSPAPER ABBREVIATION
Investor Shares--June 18, 1990     Investor Shares--Pacific
Admiral Shares--August 13, 2001    Admiral Shares--PacifAdml

NET ASSETS (ALL SHARE CLASSES) AS  VANGUARD FUND NUMBER
OF                                 Investor Shares--72
OCTOBER 31, 2002                   Admiral Shares--572
$1.6 billion
                                  CUSIP NUMBER
SUITABLE FOR IRAS                  Investor Shares--922042106
Yes                                Admiral Shares--922042700

MINIMUM INITIAL INVESTMENT         TICKER SYMBOL
 Investor Shares--$3,000; $1,000   Investor Shares--VPACX
for IRAs and most custodial        Admiral Shares--VPADX
accounts for minors
 Admiral Shares--$250,000
--------------------------------------------------------------------------------

10

FUND PROFILE--
VANGUARD(R) EMERGING MARKETS STOCK INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to track the performance of the Select Emerging Markets Free Index.*

*The designation "Free" in the name of the Index refers to the securities that the Index tracks. Some countries restrict foreign investment in certain industries, so the Index includes only stocks that can be bought freely by a fund.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach by investing all, or substantially all, of its assets in the common stocks included in the Select Emerging Markets Free Index. The Select Emerging Markets Free Index includes approximately 473 common stocks of companies located in emerging markets around the world. As of October 31, 2002, the largest markets covered in the Index were South Korea, Taiwan, South Africa, Mexico, and China (which made up 20%, 19%, 17%, 11%, and 9%, respectively, of the Index's market capitalization). Other countries represented in the Index include Argentina, Brazil, the Czech Republic, Hungary, Indonesia, Israel, the Philippines, Poland, Thailand, and Turkey. Beginning in 2003, Chile, India, and Peru will be included in the Index. MSCI administers the Select Emerging Markets Free Index exclusively for Vanguard. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Stock Market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. Country risk is especially high for funds that focus on emerging markets. The Index's, and therefore the Fund's, heavy exposure to South Korea, Taiwan, South Africa, Mexico, and China involves a higher degree of country risk than that of more geographically diversified international funds.
- Emerging markets risk, which is the chance that the emerging markets will be substantially more volatile, and substantially less liquid, than the more developed foreign markets.

- Currency risk, the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.
- Investment style risk, which is the chance that returns from small-capitalization foreign stocks will trail returns from other asset classes or the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown.

      -----------------------------------------------------
              ANNUAL TOTAL RETURNS--INVESTOR SHARES
      -----------------------------------------------------
                        1995     0.56%
                        1996    15.83%
                        1997   -16.82%
                        1998   -18.12%
                        1999    61.57%
                        2000   -27.56%
                        2001    -2.88%
                        2002    -7.43%
      -----------------------------------------------------
      If applicable shareholder fees were reflected, returns would be less than those shown.
      ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 28.32% (quarter ended December 31, 1999), and the lowest return for a quarter was -22.03% (quarter ended September 30, 2001).
     The table shows how the average annual total returns of the Investor Shares (including operating expenses and any applicable shareholder fees) compare with those of a relevant market index and the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for other share classes will differ.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

12

-------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                  PERIODS ENDED DECEMBER 31, 2002

                                                                                                        SINCE
                                                                          1 YEAR      5 YEARS      INCEPTION*
-------------------------------------------------------------------------------------------------------------
VANGUARD EMERGING MARKETS STOCK INDEX FUND
 INVESTOR SHARES
 Return Before Taxes                                                      -8.34%       -3.12%          -1.11%
 Return After Taxes on Distributions                                      -8.78        -3.92           -1.82
 Return After Taxes on Distributions and Sale of Fund Shares              -5.01        -2.76           -1.12
MSCI EMERGING MARKETS FREE INDEX (reflects no deduction for fees,
 expenses, or taxes)                                                      -6.00%       -4.58%          -2.80%
SELECT EMERGING MARKETS FREE INDEX
 (FORMER CALCULATIONS)** (reflects no deduction for fees,
 expenses, or taxes)                                                      -7.00        -3.07           -1.79
SELECT EMERGING MARKETS FREE INDEX
 (UPDATED CALCULATIONS)+ (reflects no deduction for fees, expenses,           -            -               -
 or taxes)                                                                 7.04         3.09            1.79
-------------------------------------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2002.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                      0.5%*
      Sales Charge (Load) Imposed on Reinvested                           None
      Dividends:
      Redemption Fee:                                                   0.5%**
      Account Maintenance Fee (for accounts under $10/year+ $10,000):

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.33%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.24%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.57%
       *The purchase fee is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.
      **The redemption fee applies to all redemptions (sales or exchanges); it is deducted from redemption proceeds and retained by the Fund. +If applicable, the account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem your shares at the end of the given period.

                -------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
                -------------------------------------------------
                    $160        $288       $428         $837
                -------------------------------------------------

     You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.5% redemption fee would not apply to any of the periods below, as it would to those above):

                -------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
                -------------------------------------------------
                   $108        $232       $367         $760
                -------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS          MINIMUM INITIAL INVESTMENT
Distributed annually in December     $3,000; $1,000 for IRAs and most custodial
                                     accounts for minors
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,    NEWSPAPER ABBREVIATION
Pa.,                                 EmerMkt
since inception
                                     VANGUARD FUND NUMBER
INCEPTION DATE                       533
May 4, 1994
                                     CUSIP NUMBER
NET ASSETS (ALL SHARE CLASSES) AS    922042304
OF
OCTOBER 31, 2002                     TICKER SYMBOL
$917 million                         VEIEX

SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

14

FUND PROFILE--
VANGUARD(R) DEVELOPED MARKETS INDEX FUND

INVESTMENT OBJECTIVE

The Fund seeks to track the performance of the MSCI Europe,  Austrasia, Far East
(EAFE) Index.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach. The Fund seeks to track the performance of the MSCI EAFE(R) Index by investing in two other Vanguard funds--the European Stock Index Fund and the Pacific Stock Index Fund. These other funds have the respective objectives of tracking the MSCI Europe Index and the MSCI Pacific Index, which together make up the MSCI EAFE Index. The Fund allocates all, or substantially all, of its assets between the European Stock Index Fund and the Pacific Stock Index Fund, based on the market capitalization of European and Pacific stocks in the MSCI EAFE Index. The MSCI EAFE Index includes approximately 1,011 common stocks of companies located in Europe, Australia, Asia, and the Far East. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Stock Market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.

-    Currency risk, the value of a foreign investment, measured in U.S. dollars,
     will  decrease  because  of  unfavorable   changes  in  currency   exchange
     rates.

- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

                                                                              15
PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown.

              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
                                2001    -22.04%
                                2002    -15.70%
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 6.52% (quarter ended December 31, 2002), and the lowest return for a quarter was -19.83% (quarter ended September 30, 2002).

     The table shows how the average annual total returns of the Fund compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

-----------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                  PERIODS ENDED DECEMBER 31, 2002

                                                                        SINCE
                                                      1 YEAR       INCEPTION*
-----------------------------------------------------------------------------
VANGUARD DEVELOPED MARKETS INDEX FUND
 Return Before Taxes                                 -15.70%          -17.24%
 Return After Taxes on  Distributions                -16.36           -17.89
 Return After Taxes on  Distributions
   and Sale of Fund Shares                            -9.65           -13.58
MSCI EAFE INDEX (reflects no
 deduction for fees, expenses, or taxes)             -15.94%          -17.24%
-----------------------------------------------------------------------------

16

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2002.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None
      Sales Charge (Load) Imposed on Reinvested                           None
      Dividends:
      Redemption Fee:                                                     None
      Account Maintenance Fee (for accounts under $10/year* $10,000):

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Total Annual Fund Operating Expenses:                               None**
------------------------
      *If applicable, the account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.
      **Although the Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's indirect expense ratio, based on its underlying investments, was 0.35% as of October 31, 2002.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain the same. The results apply whether or not you redeem your investment at the end of the given period.

                --------------------------------------------------
                   1 YEAR      3 YEARS    5 YEARS      10 YEARS
                --------------------------------------------------
                    $36         $113       $197         $443
                --------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS               MINIMUM INITIAL INVESTMENT
Distributed annually in December          $3,000; $1,000 for IRAs and most
                                          custodial
INVESTMENT ADVISER                        accounts for minors
The Fund does not employ an investment
adviser, but benefits from the            NEWSPAPER ABBREVIATION
investment advisory services provided to  DevMkt
the underlying Vanguard funds in which
it invests.                               VANGUARD FUND NUMBER
                                          227
INCEPTION DATE
May 8, 2000                               CUSIP NUMBER
                                          921909701
NET ASSETS AS OF OCTOBER 31, 2002
$308 million                              TICKER SYMBOL
                                          VDMIX
SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD(R) TOTAL INTERNATIONAL STOCK INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to track the performance of the Total International Composite Index, which is a combination of the indexes tracked by the European, Pacific, and Emerging Markets Stock Index Funds.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach. The Fund seeks to track the performance of the Total International Composite Index by investing in three other Vanguard funds--the European Stock Index Fund, the Pacific Stock Index Fund, and the Emerging Markets Stock Index Fund. These other funds have the respective objectives of tracking the MSCI Europe Index, the MSCI Pacific Index, and the Select Emerging Markets Free Index, which together make up the Total International Composite Index. The Fund allocates all, or substantially all, of its assets among the European Stock Index Fund, the Pacific Stock Index Fund, and the Emerging Markets Stock Index Fund, based on the market capitalization of European, Pacific, and emerging markets stocks in the Total International Composite Index. MSCI administers this Index exclusively for Vanguard. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Stock Market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.

-    Currency risk, the value of a foreign investment, measured in U.S. dollars,
     will  decrease  because  of  unfavorable   changes  in  currency   exchange
     rates.

- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

18

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                                1997    -0.77%
                                1998    15.60%
                                1999    29.92%
                                2000   -15.61%
                                2001   -20.15%
                                2002   -15.08%
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 20.49% (quarter ended December 31, 1998), and the lowest return for a quarter was -19.72% (quarter ended September 30, 2002).

     The table shows how the average annual total returns of the Fund compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

-----------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                  PERIODS ENDED DECEMBER 31, 2002

                                                                        SINCE
                                        1 YEAR       5 YEARS       INCEPTION*
-----------------------------------------------------------------------------
VANGUARD TOTAL INTERNATIONAL
 STOCK INDEX FUND
 Return Before Taxes                   -15.08%        -2.99%           -2.28%
 Return After Taxes on Distributions   -15.75         -3.68            -3.01
 Return After Taxes on Distributions
   and Sale of Fund  Shares             -9.27         -2.61            -2.07
MSCI EAFE + EMERGING MARKETS
 FREE INDEX (reflects no deduction
  for fees, expenses, or taxes)        -14.76%        -2.81%           -1.92%
TOTAL INTERNATIONAL COMPOSITE
 INDEX** (reflects no deduction
 for fees, expenses, or taxes)         -15.29         -3.10            -2.45
-----------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2002.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None
      Sales Charge (Load) Imposed on Reinvested                           None
      Dividends:
      Redemption Fee:                                                     None
      Account Maintenance Fee (for accounts under $10/year* $10,000):

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Total Annual Fund Operating Expenses:                             None**
--------------
       *If applicable, the account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.
      **Although the Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's indirect expense ratio, based on its underlying investments, was 0.37% as of October 31, 2002.


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain the same. The results apply whether or not you redeem your investment at the end of the given period.


                --------------------------------------------------
                   1 YEAR      3 YEARS    5 YEARS      10 YEARS
                --------------------------------------------------
                    $38         $119       $208         $468
                --------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS               MINIMUM INITIAL INVESTMENT
Distributed annually in December          $3,000; $1,000 for IRAs and most
                                          custodial
INVESTMENT ADVISER                        accounts for minors
The Fund does not employ an investment
adviser, but benefits from the            NEWSPAPER ABBREVIATION
investment advisory services provided to  TotIntl
the underlying Vanguard funds in which
it invests.                               VANGUARD FUND NUMBER
                                          113
INCEPTION DATE
April 29, 1996                            CUSIP NUMBER
                                          921909602
NET ASSETS AS OF OCTOBER 31, 2002
$2.9 billion                              TICKER SYMBOL
                                          VGTSX
SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

20

MORE ON THE FUNDS

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

     The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Under normal circumstances, the European Stock Index, Pacific Stock Index, and Emerging Markets Stock Index Funds will invest at least 80% of their assets in the types of stocks indicated by their names. A Fund may change its 80% policy or indexing strategy only upon 60 days' advance notice to shareholders. Note that each Fund's investment objective is not fundamental and may be changed without a shareholder vote.


ADVANTAGES OF INDEX FUNDS

Index funds typically have the following characteristics:
- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
- Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.
- Low cost. Index funds are inexpensive to run compared with actively managed funds. They have no research costs and keep trading activity--and thus brokerage commissions and other transaction costs--to a minimum.

     Compared with actively managed funds, most index funds have lower turnover rates and lower capital gains distributions. However, from time to time, some index funds may pay out higher-than-expected taxable distributions. That's because index funds must adjust their holdings to reflect changes in their target indexes. In some cases, such changes may force an index fund to sell securities that have appreciated in value, thus causing the fund to realize a capital gain that must be distributed to shareholders. A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer. Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies.


INDEXING METHODS

In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests.
     REPLICATION METHOD. Many stock funds--but not bond funds--use the replication method of indexing. This means that a fund holds each security found in its target index in about the same proportion as represented in the index itself. For example, if 5% of the Standard & Poor's 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. For bond funds, replication is an inefficient and costly method of indexing, since there is no liquid market for many of the corporate and agency bonds typically found in a broad bond index. The European, Pacific, and Emerging Markets Stock Index Funds employ this method of indexing.

     SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the Wilshire 5000 Index, for example, included more than 5,600 separate stocks as of October 31, 2002), many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, a fund selects, from the target index, a representative sample of securities that will resemble the full target index in terms of key risk factors and other characteristics. For stock funds, these factors include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks.
     "FUND OF FUNDS" METHOD. Yet another indexing approach is to invest in other index funds that seek to track subsets of a target index. The Developed Markets and Total International Stock Index Funds both use this "fund of funds" approach, which can be very cost-effective and efficient. For example, the Developed Markets Index Fund seeks to track the performance of the MSCI EAFE Index by investing in two other Vanguard funds--the European Stock Index Fund and the Pacific Stock Index Fund. These other funds have the respective objectives of tracking the MSCI Europe Index and the MSCI Pacific Index, which together constitute the MSCI EAFE Index. The Developed Markets Index Fund allocates its assets between the European Stock Index Fund and the Pacific Stock Index Fund, based on the market capitalization of European and Pacific stocks in the MSCI EAFE Index.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                "FUND OF FUNDS"

The term "fund of funds" is used to describe a mutual fund that pursues its objective by investing in other mutual funds, rather than in individual stocks or bonds. A fund of funds may charge for its own direct expenses, in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. A fund of funds is best suited for long-term investors.
--------------------------------------------------------------------------------

MARKET EXPOSURE


To track their target indexes as closely as possible, the European, Pacific, and Emerging Markets Stock Index Funds attempt to remain fully invested in foreign stocks included in their particular indexes. The Developed Markets and Total International Stock Index Funds normally hold 100% of their assets in shares of their underlying funds.

     Because they invest mainly in foreign stocks, the Funds are subject to certain risks.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             INTERNATIONAL INVESTING

Because foreign stock and bond markets operate differently from the U.S. market, Americans investing abroad will encounter risks not typically associated with U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U.S. companies, and their stocks may not be as liquid as those of similar U.S. firms. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively affect the returns U.S. investors receive from foreign investments.
--------------------------------------------------------------------------------

22

[FLAG] EACH FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

          IN ADDITION, INVESTMENTS IN FOREIGN STOCK MARKETS CAN BE RISKIER THAN U.S. STOCK INVESTMENTS. THE PRICES OF INTERNATIONAL STOCKS AND THE PRICES OF U.S. STOCKS HAVE, AT TIMES, MOVED IN OPPOSITE DIRECTIONS.

     To illustrate the volatility of international stock prices, the following table shows the best, worst, and average total returns for foreign stock markets over various periods as measured by the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

                ----------------------------------------------------------
                     INTERNATIONAL STOCK MARKET RETURNS (1969-2002)
                ----------------------------------------------------------
                                     1 YEAR  5 YEARS  10 YEARS    20 YEARS
                ----------------------------------------------------------
                Best                  69.4%    36.1%     22.0%     15.5%
                Worst                -23.4    -2.09       4.0      11.0
                Average               11.5     11.7      12.7      13.5
                ----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1969 through 2002. These average returns reflect past performance on international stocks; you should not regard them as an indication of future returns from either foreign markets as a whole or these Funds in particular.
     Note that the MSCI EAFE Index does not take into account returns for emerging markets, which can be substantially more volatile, and substantially less liquid, than the more developed markets included in the Index. In addition, because the MSCI EAFE Index tracks the European and Pacific markets collectively, the above returns do not reflect the variability of returns for these markets individually. To illustrate this variability, the following table shows returns for different international markets--as well as the U.S. market for comparison--from 1993 through 2002, as measured by their respective indexes. Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

--------------------------------------------------------------------------------------------
                       STOCK MARKET RETURNS FOR DIFFERENT MARKETS*
--------------------------------------------------------------------------------------------
                           EUROPEAN           PACIFIC           EMERGING                U.S.
                             MARKET            MARKET          MARKETS**              MARKET
--------------------------------------------------------------------------------------------
1993                         29.88%            36.21%             74.84%              10.08%
1994                          2.72             12.76              -7.32                1.32
1995                         21.95              2.95              -0.01               37.58
1996                         21.09             -8.30              15.22               22.96
1997                         23.80            -25.87             -16.36               33.36
1998                         28.53              2.72             -18.39               28.58
1999                         15.89             56.65              60.88               21.04
2000                         -8.39            -25.78             -27.94               -9.10
2001                        -19.90            -25.40              -2.80              -11.89
2002                        -18.38             -9.29              -7.04              -22.10
---------------------------------------------------------------------------------------------

 *European market returns are measured by the MSCI Europe Index; Pacific market returns are measured by the MSCI Pacific Index; emerging markets returns are measured by the Select Emerging Markets Free Index; and U.S. market returns are measured by the Standard & Poor's 500 Index.
**The inception date of the Select Emerging Markets Free Index was May 4, 1994;
  returns shown for 1993 and 1994 are measured by the MSCI Emerging Markets Free Index.
--------------------------------------------------------------------------------

     Keep in mind that these returns reflect past performance of the various indexes; you should not consider them as an indication of future returns from the indexes, or from these Funds in particular.

[FLAG] EACH FUND IS SUBJECT TO COUNTRY RISK AND CURRENCY  RISK.  COUNTRY RISK IS
     THE CHANCE THAT DOMESTIC EVENTS--SUCH AS POLITICAL UPHEAVAL, FINANCIAL TROUBLES, OR NATURAL DISASTERS--WILL WEAKEN A COUNTRY'S SECURITIES MARKET. CURRENCY RISK IS THE CHANCE THAT THE VALUE OF A FOREIGN INVESTMENT, MEASURED IN U.S. DOLLARS, WILL DECREASE BECAUSE OF UNFAVORABLE CHANGES IN CURRENCY EXCHANGE RATES.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                 REGIONAL VERSUS BROAD INTERNATIONAL INVESTING

Regional funds are international funds that invest in a particular geographical region, such as Europe or the Pacific Basin. Because they concentrate their holdings in a single region, these funds typically have higher share-price volatility than broadly diversified international stock funds (which, by investing in many different foreign markets, may offset losses from one country with gains from another at any given time).
--------------------------------------------------------------------------------

     EUROPEAN STOCK INDEX FUND. Stocks from the United Kingdom, France, Switzerland, and Germany constituted 39%, 13%, 11%, and 9%, respectively, of the MSCI Europe Index, as of October 31, 2002. Stocks from the remaining 12 countries have much less significant market-capitalization weightings in the Index and thus much less impact on the Fund's total return. The Fund's heavy exposure to just four countries involves a higher degree of country risk than that of more geographically diversified international funds. As of October 31, 2002, the Fund had a median market capitalization of $24.6 billion.
     PACIFIC STOCK INDEX FUND. Japanese stocks constituted approximately 74% and Australian stocks constituted about 17% of the MSCI Pacific Index as of October 31, 2002. Therefore, Japanese and Australian stocks represent correspondingly large components of the Pacific Stock Index Fund's assets. The Fund's large investment in the Japanese stock market involves a higher degree of country risk than that of more geographically diversified

24

international funds. As of October 31, 2002, the Fund had a median market capitalization of $7.4 billion.
     EMERGING MARKETS STOCK INDEX FUND. As discussed previously, emerging markets can be substantially more volatile, and substantially less liquid, than both U.S. and more developed foreign markets. Additionally, the small-capitalization stocks in which the Emerging Markets Stock Index Fund typically invests often perform quite differntly from the large-cap stocks that dominate the overall stock market. Therefore, the Fund may expose investors to a higher degree of volatility and illiquidity than funds that invest in more developed markets or larger-capitalization stocks. As of October 31, 2002, the Fund had a median market capitalization of $254 billion.
     DEVELOPED MARKETS INDEX FUND. As a fund of funds, the Developed Markets Index Fund invests all, or substantially all, of its assets in shares of the European and Pacific Stock Index Funds; indirectly, its country risk will proportionately mirror that of the European and Pacific Stock Index Funds. As of October 31, 2002, the Fund had a median market capitalization of $19.3 billion.
     TOTAL INTERNATIONAL STOCK INDEX FUND. As a fund of funds, the Total International Stock Index Fund invests all, or substantially all, of its assets in shares of the European, Pacific, and Emerging Markets Stock Index Funds; indirectly, its country and emerging markets risks will proportionately mirror those of the underlying funds. As of October 31, 2002, the Fund's assets were invested as follows: 65% in the European Stock Index Fund; 26% in the Pacific Stock Index Fund; and 9% in the Emerging Markets Stock Index Fund. As of October 31, 2002, the Fund had a median market capitalization of $13.5 billion.
     The target indexes tracked by Vanguard's International Stock Index Funds are broadly diversified. Similarly, the funds that track these indexes are broadly diversified, holding stocks of hundreds of companies across many different industry sectors. It is possible that a fund's target index, in the future, could become less diversified if the index's largest companies significantly increase in value relative to the index's other components. In an extreme situation, a fund tracking such an index might no longer meet the legal definition of "diversified." For this reason, Vanguard's International Stock Index Funds are classified as "non-diversified." However, each of these funds, from inception to the date of this prospectus, in actuality has been diversified, and Vanguard expects them to continue to be diversified.

SECURITY SELECTION

In seeking to track their target indexes, the European Stock Index, Pacific Stock Index, and Emerging Markets Stock Index Funds invest in portfolios of foreign stocks selected in a manner that mirrors the weightings of their target indexes. The Total International Stock Index Fund simply invests in shares of the European, Pacific, and Emerging Markets Stock Index Funds. Likewise, the Developed Markets Index Fund simply invests in shares of the European and Pacific Stock Index Funds. Under normal conditions, the Developed Markets Index Fund will invest at least 80%, and usually all or substantially all, of its assets in these funds or other Vanguard funds that use an indexing strategy to invest in stocks of developed markets. Please see each Fund's "Primary Investment Strategies" for descriptions of the markets in which it invests.

     EUROPEAN STOCK INDEX FUND. The Fund invests in the common stocks included in the MSCI Europe Index, which is made up of approximately 544 common stocks of companies located in 16 European countries. Four countries--the United Kingdom, France, Switzerland, and Germany--dominate the Index. These four countries made up 39%, 13%, 11%, and 9%, respectively, of the Index's market capitalization as of October 31, 2002. The other 12 countries--Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden--are much less significant to the Index and, consequently, to the Fund. Under normal conditions, the Fund will invest at least 80%, and usually all or substantially all, of its assets in European stocks.

     PACIFIC STOCK INDEX FUND. The Fund invests in the common stocks included in the MSCI Pacific Index, which is made up of approximately 467 common stocks of Pacific Basin companies. The Index is dominated by the Japanese stock market, which represented 74% of the Index's market capitalization as of October 31, 2002. The other four countries represented in the Index are Australia, Hong Kong, Singapore, and New Zealand. Under normal conditions, the Fund will invest at least 80%, and usually all or substantially all, of its assets in Pacific stocks.
     EMERGING MARKETS STOCK INDEX FUND. The Fund invests in the common stocks included in the Select Emerging Markets Free Index, which is made up of approximately 473 common stocks of companies located in emerging markets of Europe, Asia, Africa, and Latin America.
     As of October 31, 2002, 5 of the 15 countries--South Korea, Taiwan, South Africa, Mexico, and China--collectively represented a majority of the Select Index, with 20%, 19%, 17%, 11%, and 9%, respectively, of the Index's market capitalization. The other ten countries were Argentina, Brazil, the Czech Republic, Hungary, Indonesia, Israel, the Philippines, Poland, Thailand, and
Turkey. The Index is called "select" because it is modeled on a larger index--the MSCI Emerging Markets Free Index--but with certain adjustments designed to reduce risk. As of October 31, 2002, the Select Index excluded certain countries found in the MSCI Emerging Markets Free Index--Chile, Colombia, India, Jordan, Malaysia, Pakistan, Peru, Russia, Sri Lanka, and Venezuela--because of concerns about liquidity, repatriation of capital, or entry barriers in those markets.
     MSCI administers the Select Index exclusively for Vanguard and periodically adjusts the list of included countries to keep pace with evolution in world markets. Chile, India, and Peru are the newest additions (as of 2003) and bring the total number of emerging markets to 18 (such adjustments are made on a forward-looking basis, so past performance of the Select Index always reflects actual country representation during the relevant period.) Under normal conditions, the Fund will invest at least 80%, and usually all, or substantially all, of its assets in stocks of emerging markets.

     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.

PURCHASE, REDEMPTION, AND ACCOUNT MAINTENANCE FEES

Some Vanguard index funds charge a purchase fee on purchases of their shares, including shares purchased by exchange from other Vanguard funds. Some Vanguard index funds also charge a redemption fee on the redemption of their shares. Funds incur trading costs when they invest new cash or sell securities to meet redemption requests; these costs run higher for funds that invest in small-company or international stocks. Purchase and redemption fees ensure that trading costs are borne by the shareholder responsible for the transaction. Without these fees, high trading costs would prevent some funds from tracking their target indexes so closely.

     At Vanguard, all purchase and redemption fees are paid directly to the fund itself (unlike sales charges or loads that non-Vanguard funds may impose to compensate their sales representatives). Purchases that result from reinvested dividends or capital gains are not subject to purchase fees.

     Vanguard assesses an account maintenance fee on index fund shareholders whose account balances are below $10,000 (for any reason, including a decline in the value of a Fund's shares) on the date a dividend is distributed. This fee is intended to allocate account maintenance costs more equitably among shareholders. For funds that distribute dividends annually, the account maintenance fee is $10 per year, deducted from the annual dividend,

26

which usually is distributed during the last two weeks of the calendar year. If the fee is deducted from your dividend distribution, you will still be taxed on the full amount of your dividend (unless you hold your shares through a nontaxable account). If you are due a dividend that is less than the fee, fractional shares may be automatically redeemed to make up the difference.

OTHER INVESTMENT POLICIES AND RISKS

Besides investing in stocks of foreign companies, each Fund may make certain other kinds of investments to achieve its objective. Each Fund may change its objective without share holder approval. Each Fund reserves the right to substitute a different index for the index it currently tracks. This could happen if the current index were discontinued, if the Fund's agreement with the sponsor of its target index were terminated, or for any other reason determined in good faith by the Fund's board of trustees. In any such instance, the substitute index would measure the same general market as the current index.

[FLAG] EACH FUND MAY INVEST,  TO A LIMITED EXTENT,  IN DERIVATIVES.  DERIVATIVES
     MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.

     The Funds may also invest in stock futures and options contracts, warrants, convertible securities, and swap agreements, all of which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset).
     The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. In addition, each Fund's obligation under futures contracts will not exceed 20% of its total assets.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily.
Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

     Each Fund may enter into forward foreign currency exchange contracts in order to maintain the same currency exposure as its respective index. A forward foreign currency exchange contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. These contracts will not, however, prevent the Funds' securities from falling in value during foreign market downswings. The Funds may use these contracts to gain currency exposure when investing in stock index futures and to settle trades in a foreign currency.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.

-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.

     See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

TURNOVER RATE

Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. Generally, index-oriented funds sell securities only in response to redemption requests or changes in the composition of a target index. Because of this, the turnover rate for each Fund has been extremely low. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

28

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of October 31, 2002, the average turnover rate for passively managed foreign index funds was approximately 25%; for all foreign stock funds, the average turnover rate was approximately 103%, according to Morningstar, Inc.
--------------------------------------------------------------------------------

THE FUNDS AND VANGUARD

The Funds are offered by The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $550 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.
     The Developed Markets and Total International Stock Index Funds indirectly bear a proportionate share of the expenses of the underlying funds in which they invest. However, their direct expenses are expected to be very low or zero. For example, the Total International Stock Index Fund has incurred no direct expenses since its inception in 1996. The Developed Markets and Total International Stock Index Funds may operate without incurring direct expenses because Vanguard will reimburse them for (i) their contributions to the cost of operating the underlying funds in which they invest, and (ii) savings in administrative and marketing costs that Vanguard expects to derive from their operations.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as adviser to the Funds through its Quantitative Equity Group. (The Developed Markets and Total International Stock Index Funds receive advisory services indirectly, by investing in other funds.) As of October 31, 2002, Vanguard served as adviser for about $398 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.

     For the fiscal year ended October 31, 2002, the advisory expenses of the European, Pacific, and Emerging Markets Stock Index Funds represented an effective annual rate of 0.01% or less of each Fund's average net assets.
     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Funds' securities and to seek to obtain the best available price and most favorable execution for all transactions. Also, the board of trustees may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates paid to the Fund as well as brokerage or research services provided to the adviser.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The manager primarily responsible for overseeing the European, Pacific, and Emerging Markets Stock Index Funds' investments is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
Education: A. B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS

Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any capital gains realized from the sale of its holdings or (for the Developed Markets Index and Total International Stock Index Funds only) received as capital gains distributions from the underlying funds. Distributions generally occur in December. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.
--------------------------------------------------------------------------------

BASIC TAX POINTS

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:

- Distributions are taxable to you for federal income tax purposes, whether or not you reinvest these amounts in additional Fund shares.

30

- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

- The European, Pacific, and Emerging Markets Stock Index Funds each may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that the Fund receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of a Fund's foreign tax obligations, provided that you meet certain requirements. Because the Developed Markets and Total International Stock Index Funds invest in foreign stocks indirectly through other funds, their investors are not able to benefit directly from foreign tax credits. However, their investors are able to benefit indirectly from foreign tax deductions. See your tax adviser or IRS publications for more information.

- Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

GENERAL INFORMATION

BACKUP WITHHOLDING. By law, Vanguard must withhold 30% of any taxable distributions or redemptions from your account if you do not:
-    Provide us with your correct taxpayer identification number;
-    Certify that the taxpayer identification number is correct; and
- Confirm that you are not subject to backup withholding. Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change).
You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share for the European, Pacific, and Emerging Markets Stock Index Funds is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. NAV per share for the Developed Markets and Total International Stock Index Funds is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of a Fund's assets may be affected to the extent that the Fund's foreign securities trade on foreign markets that are open.

     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.

     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

32

FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand each Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the European Stock Index Fund's Investor Shares as an example. The Investor Shares began fiscal year 2002 with a net asset value (price) of $19.50 per share. During the year, each Investor Share earned $0.39 from investment income (interest and dividends). There was a decline of $3.01 per share in the value of investments held or sold by the Fund, resulting in a net decline of $2.62 per share from investment operations.

Shareholders received $0.44 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the year was $16.44, reflecting losses of $2.62 per share and distributions of $0.44 per share. This was a decrease of $3.06 per share (from $19.50 at the beginning of the year to $16.44 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was -13.81% for the year.

As of October 31, 2002, the Investor Shares had $3.9 billion in net assets. For the year, the expense ratio was 0.33% ($3.30 per $1,000 of net assets), and the net investment income amounted to 2.24% of average net assets. The Fund sold and replaced securities valued at 15% of its net assets.
--------------------------------------------------------------------------------

EUROPEAN STOCK INDEX FUND INVESTOR SHARES
------------------------------------------------------------------------------------------------------------------------------
                                               YEAR       JAN. 1 TO
                                              ENDED        OCT. 31,
                                      OCT. 31, 2002           2001*                 YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                            2000         1999         1998         1997
                                                                     ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $19.50          $25.99       $28.82       $25.28       $20.13       $16.57
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .39             .37         .335          .50          .41          .38
 Net Realized and Unrealized Gain (Loss)      (3.01)          (6.85)      (2.692)        3.69         5.40         3.63
 on Investments
------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations             (2.62)          (6.48)      (2.357)        4.19         5.81         4.01
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income          (.44)           (.01)       (.423)        (.50)        (.52)        (.37)
 Distributions from Realized Capital Gains       --              --        (.050)        (.15)        (.14)        (.08)
------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                           (.44)           (.01)       (.473)        (.65)        (.66)        (.45)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $16.44          $19.50       $25.99       $28.82       $25.28       $20.13
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN**                              -13.81%         -24.94%       -8.18%       16.62%       28.86%       24.23%
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)        $3,870          $4,165       $5,611       $6,106       $4,479       $2,432
 Ratio of Total Expenses to Average
 Net Assets                                   0.33%          0.30%+        0.29%        0.29%        0.29%        0.31%
 Ratio of Net Investment Income to
 Average Net Assets                           2.24%          2.08%+        1.64%        1.99%        1.97%        2.19%
 Turnover Rate                                  15%              3%           8%           7%           7%           3%
------------------------------------------------------------------------------------------------------------------------------

 *The Fund's fiscal year-end changed from December 31 to October 31, effective
  October 31, 2001.
**Total return figures do not reflect the purchase fee (0.5% from November 3, 1997, through March 31, 2000; 1.0% from 1996 through November 2, 1997) or the $10 annual account maintenance fee applied on balances under $10,000.
 +Annualized.

34


EUROPEAN STOCK INDEX FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                     YEAR ENDED       AUG.13* TO
                                                       OCT. 31,         OCT. 31,
                                                           2002           2001**
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $45.77          $50.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                      .96             .12
 Net Realized and Unrealized Gain (Loss)
    on Investments                                        (7.08)          (4.35)
--------------------------------------------------------------------------------
 Total from Investment Operations                         (6.12)          (4.23)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                     (1.04)             --
 Distributions from Realized Capital Gains                   --              --
--------------------------------------------------------------------------------
 Total Distributions                                       (1.04)            --
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $38.61         $45.77
--------------------------------------------------------------------------------
TOTAL RETURN                                             -13.74%          -8.46%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                       $335            $261
 Ratio of Total Expenses to Average Net Assets             0.23%          0.25%+
 Ratio of Net Investment Income to Average Net Assets      2.41%          0.70%+
 Turnover Rate                                               15%              3%
--------------------------------------------------------------------------------
 *Inception.
**The Fund's fiscal year-end changed from December 31 to October 31, effective
  October 31, 2001.
 +Annualized.

PACIFIC STOCK INDEX FUND INVESTOR SHARES
------------------------------------------------------------------------------------------------------------------------------
                                               YEAR       JAN. 1 TO
                                              ENDED        OCT. 31,
                                      OCT. 31, 2002           2001*                 YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                            2000         1999         1998         1997
                                                                     ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $6.79           $8.95       $12.22        $7.84        $7.72       $10.51
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                         .065             .07                                   .085          .09
 Net Realized and Unrealized Gain (Loss)
   on Investments                             (.923)          (2.23)      (3.222)       (4.39)        .100        (2.79)
------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations             (.858)          (2.16)      (3.145)        4.47         .185        (2.70)
------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS
 Dividends from Net Investment Income         (.032)             --        (.125)        (.09)       (.065)        (.09)
 Distributions from Realized Capital Gains       --              --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                          (.032)             --        (.125)        (.09)       (.065)        (.09)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $5.90           $6.79        $8.95       $12.22        $7.84       $ 7.72
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN**                              -12.67%         -24.13%      -25.74%       57.05%        2.41%      -25.67%
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)        $1,386          $1,389      $1, 823       $2,526       $1,033         $827
 Ratio of Total Expenses to Average
 Net Assets                                   0.40%          0.37%+        0.38%        0.37%        0.40%        0.35%
 Ratio of Net Investment Income to
 Average Net Assets                           1.04%          1.06%+        0.68%        0.95%        1.17%        1.03%
 Turnover Rate                                  20%              2%           6%           6%           4%           8%
------------------------------------------------------------------------------------------------------------------------------

 *The Fund's fiscal year-end changed from December 31 to October 31, effective
  October 31, 2001.
**Total return figures do not reflect the purchase fee (0.5% from January 1, 1997, through March 31, 2000) or the $10 annual account maintenance fee applied on balances under $10,000.
 +Annualized.

36

PACIFIC STOCK INDEX FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                  YEAR ENDED         AUG. 13* TO
                                                    OCT. 31,            OCT. 31,
                                                        2002              2001**
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $44.40             $50.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                  .461                .20
 Net Realized and Unrealized Gain (Loss)
    on Investments                                    (6.016)             (5.80)
--------------------------------------------------------------------------------
 Total from Investment Operations                     (5.555)             (5.60)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                  (.215)                --
 Distributions from Realized Capital Gains                --                 --
--------------------------------------------------------------------------------
 Total Distributions                                   (.215)                --
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $38.63             $44.40
--------------------------------------------------------------------------------
TOTAL RETURN                                          -12.55%            -11.20%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                    $102                $80
 Ratio of Total Expenses to Average Net Assets          0.30%             0.32%+
 Ratio of Net Investment Income to Average
    Net Assets                                          1.16%             2.05%+
 Turnover Rate                                            20%                 2%
--------------------------------------------------------------------------------
 *Inception.
**The Fund's fiscal year-end changed from December 31 to October 31, effective
  October 31, 2001.
 +Annualized.

37

EMERGING MARKETS STOCK INDEX FUND INVESTOR SHARES
------------------------------------------------------------------------------------------------------------------------------
                                               YEAR       JAN. 1 TO
                                              ENDED        OCT. 31,
                                      OCT. 31, 2002           2001*                 YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                            2000         1999         1998         1997
                                                                     ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $7.28           $8.84       $12.50        $7.91        $9.98       $12.28
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .15             .19         .141          .24          .27          .24
 Net Realized and Unrealized Gain (Loss)
   on Investments                               .25           (1.74)      (3.583)       (4.62)       (2.08)       (2.31)
------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations               .40           (1.55)      (3.442)       (4.86)       (1.81)       (2.07)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income          (.20)           (.01)       (.218)        (.27)        (.26)        (.23)
 Distributions from Realized Capital Gains       --              --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                           (.20)           (.01)             )            )       (.26)       (.23)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $7.48           $7.28        $8.84       $12.50        $7.91       $ 9.98
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN**                                5.27%         -17.55%      -27.56%       61.57%      -18.12%      -16.82%
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)          $841            $770         $913       $1,138         $577         $660
 Ratio of Total Expenses to Average
 Net Assets                                   0.57%          0.60%+        0.59%        0.58%        0.61%        0.57%
 Ratio of Net Investment Income to                            2.69%
 Average Net Assets                           1.67%               +        1.51%        2.55%        2.99%        1.96%
 Turnover Rate                                  65%             23%          40%          22%          22%          19%
------------------------------------------------------------------------------------------------------------------------------

 *The Fund's fiscal year-end changed from December 31 to October 31, effective
  October 31, 2001.
**Total return figures do not reflect the purchase fee (0.5% beginning April 1, 2000; 1.0% from November 3, 1997, through March 31, 2000; 1.5% from January 1, 1997, through November 2, 1997), the redemption fee (0.5% beginning April 1, 2000; 1.0% through March 31, 2000), or the $10 annual account maintenance fee applied on balances under $10,000.
 +Annualized.

38

DEVELOPED MARKETS INDEX FUND
--------------------------------------------------------------------------------
                                         YEAR ENDED       JAN. 1 TO   MAY 8** TO
                                           OCT. 31,        OCT. 31,     DEC. 31,
                                               2002           2001*         2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $6.83           $9.07       $10.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .12              --         .15
 Capital Gain Distributions Received             --              --          --
 Net Realized and Unrealized Gain
   (Loss) on Investments                      (1.03)          (2.24)       (.93)
--------------------------------------------------------------------------------
 Total from Investment Operations              (.91)          (2.24)       (.78)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income          (.12)             --        (.15)
 Distributions from Realized Capital Gains       --              --          --
--------------------------------------------------------------------------------
 Total Distributions                           (.12)             --        (.15)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $5.80           $6.83        $9.07
--------------------------------------------------------------------------------
TOTAL RETURN+                               -13.61%         -24.70%       -7.78%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)          $308            $145          $99
 Ratio of Total Expenses to
   Average Net Assets                            0%              0%           0%
 Ratio of Net Investment Income
   to Average Net Assets                      1.30%         0.04%++      1.66%++
 Turnover Rate                                   5%              9%           8%
--------------------------------------------------------------------------------

 *The Fund's fiscal year-end changed from December 31 to October 31, effective
  October 31, 2001.
**Inception.
 +Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
 ++Annualized.


TOTAL INTERNATIONAL STOCK INDEX FUND
------------------------------------------------------------------------------------------------------------------------------
                                               YEAR       JAN. 1 TO
                                              ENDED        OCT. 31,
                                      OCT. 31, 2002           2001*                 YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                            2000         1999         1998         1997
                                                                     ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $8.99          $11.83       $14.31       $11.19       $ 9.87       $10.14
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                         .165              --          .20          .21          .21          .18
 Capital Gain Distributions Received             --              --          .01          .04          .02          .02
 Net Realized and Unrealized Gain (Loss)
   on Investments                            (1.200)         (2.84)        (2.44)        3.09         1.31         (.28)
------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations            (1.035)          (2.84)       (2.23)        3.34         1.54         (.08)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income         (.165)             --         (.20)        (.21)        (.21)        (.17)
 Distributions from Realized Capital Gains       --              --         (.05)        (.01)        (.01)        (.02)
------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                          (.165)             --         (.25)        (.22)        (.22)        (.19)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $7.79          $ 8.99        $11.83       $14.31       $11.19       $ 9.87
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN**                              -11.80%         -24.01%       -15.61%       29.92%       15.60%       -0.77%
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)        $2,884          $2,732        $2,920       $2,570       $1,375         $903
 Ratio of Total Expenses to Average
 Net Assets                                      0%              0%            0%           0%           0%           0%
 Ratio of Net Investment Income to
 Average Net Assets                           1.70%          0.05%+         1.68%        2.04%        2.18%        2.19%
 Turnover Rate                                   5%              2%            3%           1%           2%           0%
------------------------------------------------------------------------------------------------------------------------------

 *The Fund's fiscal year-end changed from December 31 to October 31, effective
  October 31, 2001.
**Total return figures do not reflect the purchase fee (0.5% from November 3, 1997, through March 31, 2000; 0.75% from January 1, 1997, through November 2,
  1997), or the $10 annual account maintenance fee applied on balances under $10,000.
 +Annualized.

40
--------------------------------------------------------------------------------
 INVESTING WITH VANGUARD

This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, Investing Made Easy, provides information that will help individual investors make the most of their relationship with Vanguard. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions at the end of this section.

                                  BUYING SHARES
                                CONVERTING SHARES
                                REDEEMING SHARES
                                EXCHANGING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
--------------------------------------------------------------------------------
BUYING SHARES

ACCOUNT MINIMUMS FOR INVESTOR SHARES
TO OPEN AND MAINTAIN AN ACCOUNT: $3,000 for regular accounts; $1,000 for IRAs and most custodial accounts for minors.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail, exchange, or Fund Express; $1,000 by wire.
     Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

ACCOUNT MINIMUMS FOR ADMIRAL SHARES
TO OPEN AND MAINTAIN AN ACCOUNT: $250,000 for new investors; $150,000 or $50,000 for existing investors who are eligible to convert Investor Shares into Admiral Shares (see Converting Shares). Institutional clients should contact Vanguard for information on special rules that may apply to them.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail, exchange, or Fund Express; $1,000 by wire.

HOW TO BUY SHARES
ONLINE: You can open certain types of accounts or buy shares in an existing account through our website at www.vanguard.com. BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group--Fund number. For a list of Fund numbers and addresses, see Contacting Vanguard.

                                                                              41
BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard(R) fund. See Exchanging Shares and Other Rules You Should Know.
BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.
BY FUND EXPRESS(R) (AUTOMATIC OR SPECIAL PURCHASES): You can purchase shares by electronically transferring money from a previously designated bank account. To establish this option, you must complete a special form or the appropriate section of your account registration.

PURCHASE FEES
Each Fund reserves the right to deduct purchase fees from all share purchases, including shares purchased by exchange from other Vanguard funds. These fees, which do not apply to shares purchased through reinvested dividends and capital gains, currently are assessed as follows:
 European Stock Index Fund--None
 Pacific Stock Index Fund--None
 Emerging Markets Stock Index Fund--0.5%
 Developed Markets Index Fund--None
 Total International Stock Index Fund--None

YOUR PURCHASE PRICE
ONLINE, BY CHECK, BY EXCHANGE, OR BY WIRE: You buy shares at a fund's NAV determined as of your TRADE DATE. For all Vanguard funds (except money market funds), purchases received at Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) receive a trade date of the same day, and purchases received after that time receive a trade date of the first business day following the date of receipt. For money market funds, the trade date depends on the method of payment for the purchase.
BY FUND EXPRESS: For all Vanguard funds, Fund Express instructions received at Vanguard before the close of regular trading on the Exchange will result in a purchase that occurs on and receives a trade date of the next business day (two business days later for money market funds).

PURCHASE RULES YOU SHOULD KNOW
^ADMIRAL SHARES. Please note that Admiral Shares are NOT available to:
-    SIMPLE IRAs and 403(b)(7) custodial accounts;
- Other retirement plan accounts receiving special administrative services from Vanguard; or
-    Accounts  maintained  by  financial   intermediaries,   except  in  limited
     circumstances.

42

     ^CHECK PURCHASES. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. Vanguard does not accept cash, traveler's checks, or money orders. In addition, to protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.

     ^NEW ACCOUNTS. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right to close your account or take such other steps as we deem reasonable.

     ^LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount. ^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).

     ^FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund, at any time, for any reason.


CONVERTING SHARES

ANY CONVERSION BETWEEN CLASSES OF SHARES OF THE SAME FUND IS A NONTAXABLE EVENT.

PRICING OF SHARE CLASS CONVERSIONS
If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total value of your "old" shares will equal the total value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total value of your "new" shares as compared with that of your "old" shares.

IMMEDIATE CONVERSIONS INTO ADMIRAL SHARES
All shares purchased before the issuance of Admiral Shares are considered Investor Shares. You may convert Investor Shares into Admiral Shares at any time if your account balance in the Fund is at least $250,000. Registered users of Vanguard.com may request a conversion to Admiral Shares online. Or you may contact Vanguard by telephone or mail to request this transaction.

                                                                              43
TENURE CONVERSIONS INTO ADMIRAL SHARES

THREE-YEAR PRIVILEGE. After three years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance in the Fund is at least $150,000 and you are registered with Vanguard.com.
TEN-YEAR PRIVILEGE. After ten years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance in the Fund is at least $50,000 and you are registered with Vanguard.com.

     Registered users of Vanguard.com may request a tenure conversion online. Or you may contact Vanguard by telephone or mail to request this transaction.

CONVERSIONS INTO INSTITUTIONAL SHARES
You may convert Investor Shares or Admiral Shares into Institutional Shares of the same Fund (if available), provided that your account balance in the Fund is at least $10 million. The Funds' Institutional Shares are offered through a separate prospectus. Please contact Vanguard's Institutional Division for more information.

MANDATORY CONVERSIONS INTO INVESTOR SHARES

If an investor no longer meets the requirements for Admiral Shares, the Fund may convert the investor's Admiral Shares into Investor Shares. A decline in the investor's account balance because of market movement may result in such a conversion. The Fund will notify the investor in writing before any mandatory conversion into Investor Shares.


REDEEMING SHARES

HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.
ONLINE: Request a redemption through our website at www.vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.
BY FUND EXPRESS: If you've established the Fund Express option on your account, you can redeem shares by electronically transferring your redemption proceeds to a previously designated bank account. The Fund Express option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration.

44

REDEMPTION FEES
The Emerging Markets Stock Index Fund charges a 0.5% redemption fee on all shares redeemed by selling, by exchanging to another fund, or by application of the low- balance account closure policy. The fee is withheld from redemption proceeds and retained by the Fund. From time to time, the Fund may waive or modify redemption fees for certain categories of investors.

YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

TYPES OF REDEMPTIONS
^CHECK REDEMPTIONS. Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.
^EXCHANGE REDEMPTIONS. You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. See Exchanging Shares and Other Rules You Should Know.
^FUND EXPRESS REDEMPTIONS. Proceeds of shares redeemed by Fund Express will be credited to your bank account two business days after your trade date.
^WIRE REDEMPTIONS. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions are not available for Vanguard's balanced or stock funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. A $5 fee applies to wire redemptions under $5,000. Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m. (2 p.m. for Vanguard(R) Prime Money Market Fund), Eastern time, the redemption proceeds will leave Vanguard by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day. Bond
Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.

REDEMPTION RULES YOU SHOULD KNOW
^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.

^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.

^RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).
^SHARE CERTIFICATES. If share certificates have been issued for your account, those shares cannot be redeemed until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard. ^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).

^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.

46

EXCHANGING SHARES

All open Vanguard funds accept exchange requests online (through your account registered with Vanguard.com), by telephone, or by mail. However, because excessive exchanges can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard places certain limits on the exchange privilege.

     If you are exchanging into or out of the U.S. STOCK INDEX FUNDS, INTERNATIONAL STOCK INDEX FUNDS, REIT INDEX FUND, BALANCED INDEX FUND, CALVERT SOCIAL INDEX FUND, INTERNATIONAL GROWTH FUND, INTERNATIONAL VALUE FUND, INTERNATIONAL EXPLORER(TM) FUND, or GROWTH AND INCOME FUND, these limits generally are as follows:
- No online or telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days. Any exchange request placed during these hours will not be accepted. On days when the New York Stock Exchange is scheduled to close early, this end-of-day restriction will be adjusted to begin 11^2 hours prior to the scheduled close. (For example, if the New York Stock Exchange is scheduled to close at 1 p.m., Eastern time, the cutoff for online and phone exchanges will be 11:30 a.m., Eastern time.)
- No more than two exchanges OUT of a fund may be requested online or by telephone within any 12-month period.

     For ALL OTHER VANGUARD FUNDS, the following limits generally apply:
- No more than two substantive "round trips" through a non-money-market fund during any 12-month period. A "round trip" is a redemption OUT of a fund (by any means) followed by a purchase back INTO the same fund (by any means). "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect management of the fund.
-    Round trips must be at least 30 days apart.

     Please note that Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. Also, in the event of a conflict between the exchange-privilege limitations of two funds, the stricter policy will apply to the transaction.

                                                                              47
OTHER RULES YOU SHOULD KNOW

VANGUARD.COM(R)
^REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
^SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit online exchanges between 2:30 p.m. and 4 p.m., Eastern time on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

TELEPHONE TRANSACTIONS
^AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing. ^TELE-ACCOUNT(R). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a personal identification number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.
^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
-    Ten-digit account number.
-    Complete owner name and address.
-    Primary Social Security or employer identification number.
-    Personal Identification Number (PIN), if applicable.
^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.
^SOME VANGUARD FUNDS DO NOT PERMIT TELEPHONE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

48

WRITTEN INSTRUCTIONS
^"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
-    The fund name and account number.
-    The amount of the transaction (in dollars, shares, or percent).
-    Authorized signatures, as registered on the account.
-    Signature guarantees, if required for the type of transaction.*
-    Any supporting legal documentation that may be required.
*For instance, signature guarantees must be provided by all registered account owners when redemption proceeds are to be sent to a different person or address. Call Vanguard for specific signature-guarantee requirements.

ACCOUNTS WITH MORE THAN ONE OWNER In the case of an account with more than one owner, Vanguard will accept telephone or written instructions from any owner unless all owners specifically instruct us otherwise.

RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Investor Shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. HOWEVER, ACCESS TO ADMIRAL SHARES THROUGH A FINANCIAL INTERMEDIARY IS RESTRICTED. PLEASE CONSULT YOUR FINANCIAL INTERMEDIARY TO DETERMINE WHETHER ADMIRAL SHARES ARE AVAILABLE THROUGH THAT FIRM.

If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.

                                                                              49
LOW-BALANCE ACCOUNTS
All   Vanguard   funds   reserve   the  right  to  close   any   investment-only
retirement-plan account or any nonretirement account whose balance falls below the minimum initial investment. If a fund has a redemption fee, that fee will apply to shares redeemed upon closure of the account.
     Vanguard deducts a $10 fee in June from each nonretirement account whose balance at that time is below $2,500 ($500 for Vanguard(R) STAR(TM) Fund). The fee can be waived if your total Vanguard account assets are $50,000 or more.

FUND AND ACCOUNT UPDATES

CONFIRMATION STATEMENTS
We will send you a statement confirming the trade date and amount of your transaction when you buy, sell, or exchange shares.

PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

AVERAGE-COST REVIEW STATEMENTS
For most taxable accounts, average-cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average-cost single-category method, which is one of the methods established by the IRS.

ANNUAL AND SEMIANNUAL REPORTS
Financial reports about Vanguard International Stock Index Funds will be mailed twice a year, in June and December. These comprehensive reports include overviews of the financial markets and specific information concerning the
Funds:
-    Performance assessments with comparisons to industry benchmarks.
-    Financial statements with detailed listings of the Funds' holdings.
     To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address,

50

we send just one copy of the Fund report to that address, instead of mailing separate reports to each shareholder, unless you contact our Client Services Department in writing, by telephone, or by e-mail and instruct us otherwise.
     Vanguard can deliver your Fund reports electronically, if you prefer. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of Fund reports by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and we will send paper copies of Fund reports within 30 days of receiving your notice.

CONTACTING VANGUARD

ONLINE

VANGUARD.COM
-    Your  best  source  of  Vanguard  news
-    For fund, account, and service information
-    For most account transactions
-    For literature requests
-    24 hours per day, 7 days per week

VANGUARD TELE-ACCOUNT(R)
1-800-662-6273
(ON-BOARD)
-    For automated fund and account information
- For redemptions by check, exchange (subject to certain limitations), or wire
-    Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at
1-800-952-3335)
-    For fund and service information
-    For literature requests
-    Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at
1-800-749-7273)
-    For account information
-    For most account transactions
-    Business hours only

ADMIRAL SERVICE CENTER
1-888-237-9949
-    For Admiral account information
-    For most Admiral transactions
-    Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
-    For information and services for large institutional investors
-    Business hours only

                                                                              51
VANGUARD ADDRESSES

REGULAR MAIL (INDIVIDUALS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGISTERED, EXPRESS, OR OVERNIGHT MAIL:

The Vanguard Group 455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBERS
Please use the specific fund number when contacting us about:

Vanguard European Stock Index Fund--79 (Investor Shares) or 579 (Admiral Shares) Vanguard Pacific Stock Index Fund--72 (Investor Shares) or 572 (Admiral Shares) Vanguard Emerging Markets Stock Index Fund--533 (Investor Shares only)
Vanguard Developed Markets Index Fund--227
(Investor Shares only)
Vanguard Total International Stock Index Fund--113
(Investor Shares only)


The Vanguard Group, Vanguard, Vanguard.com, Plain Talk, Admiral, Vanguard Fund Express, Fund Express, Vanguard Tele-account, Tele-Account, STAR, Explorer, and the ship logo are trademarks of The Vanguard Group, Inc. The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group and any related funds. Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by the Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the Fund. All other marks are the exclusive property of their respective owners.

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

COUNTRY RISK
The chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.

CURRENCY RISK
The chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INTERNATIONAL STOCK FUND
A mutual fund that invests in the stocks of companies located outside the United States.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                                  [GRAPHIC-SHIP]
                                                           THE VANGUARD GROUP(R)
                                                            Post Office Box 2600
                                                     Valley Forge, PA 19482-2600


FOR MORE INFORMATION
If you'd like more information about Vanguard International Stock Index Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Funds. There is a separate SAI for Vanguard Developed Markets and Total International Stock Index Funds, which are legally a part of Vanguard(R) STAR(TM) Funds.

The current annual and semiannual reports and the SAIs are incorporated by reference into (and are thus legally a part of) this prospectus. To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Funds' Investment Company Act file number: 811-5972 (811-3919 for Developed Markets and Total International Stock Index Funds)

(C) 2003 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.


P072 022003

VANGUARD(R) INTERNATIONAL STOCK INDEX FUNDS


Investor Shares for Participants - February 28, 2003


This  prospectus
contains financial data
for the Funds through
the fiscal year ended
October 31, 2002.

STOCK

                                              VANGUARD EUROPEAN STOCK INDEX FUND
                                               VANGUARD PACIFIC STOCK INDEX FUND
                                      VANGUARD EMERGING MARKETS STOCK INDEX FUND
                                           VANGUARD DEVELOPED MARKETS INDEX FUND
                                   VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VANGUARD INTERNATIONAL STOCK INDEX FUNDS

Investor Shares
Participant Prospectus
February 28, 2003


--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

 1 AN INTRODUCTION TO INDEX FUNDS

 2 FUND PROFILES

    2 Vanguard European StockIndex Fund

    5 Vanguard Pacific Stock Index Fund

    8 Vanguard Emerging Markets Stock Index Fund

   11 Vanguard Developed Markets Index Fund

   14 Vanguard Total International Stock Index Fund

17 MORE ON THE FUNDS

25 THE FUNDS AND VANGUARD

25 INVESTMENT ADVISER

26 DIVIDENDS, CAPITAL GAINS, AND TAXES

27 SHARE PRICE

27 FINANCIAL HIGHLIGHTS

33 INVESTING WITH VANGUARD

34 ACCESSING FUND INFORMATION   BY COMPUTER

GLOSSARY (inside back cover)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk(R) explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

This  prospectus   offers  the  Fund's  Investor  Shares  and  is  intended  for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447
--------------------------------------------------------------------------------

                                                                               1
AN INTRODUCTION TO INDEX FUNDS


WHAT IS INDEXING?

Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or short-term bonds.
     An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or "passively managed") funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse.
     An index fund does not always perform exactly like its target index. Like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

INDEX FUNDS IN THIS PROSPECTUS

Vanguard offers a variety of stock index funds (both U.S. and international) as well as bond and balanced index funds. This prospectus provides information about Vanguard International Stock Index Funds. Four of these Funds seek to track particular segments of the international stock market; the fifth Fund seeks to track the entire international stock market.


FUND                                     SEEKS TO TRACK
-------------------------------------------------------------------------------
Vanguard European Stock Index Fund       European stock markets
Vanguard Pacific Stock Index Fund        Australian and Far East stock markets
Vanguard Emerging Markets Stock Index    18 emerging stock markets in Europe,
 Fund                                     Asia, Africa, and Latin America
Vanguard Developed Markets Index Fund    European, Australian, and Far East
                                          stock markets
Vanguard Total International Stock       European, Australian, and Far East
 Index Fund                               stock markets, as well as 18 emerging
                                          stock markets in Europe, Asia,
                                          Africa, and Latin America
-------------------------------------------------------------------------------

     On the following pages, you'll find profiles that summarize the key features of each Fund. Following the profiles, there is important additional information about the Funds.

2

FUND PROFILE--
VANGUARD(R) EUROPEAN STOCK INDEX FUND

INVESTMENT OBJECTIVE

The Fund seeks to track the performance of the Morgan Stanley Capital International(R) (MSCI) Europe Index.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI Europe Index. The MSCI(R) Europe Index is made up of approximately 544 common stocks of companies located in 16 European countries--mostly those in the United Kingdom, France, Switzerland, and Germany (which made up 39%, 13%, 11%, and 9%, respectively, of the Index's market capitalization, as of October 31, 2002). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. In addition, the Fund's performance could be hurt disproportionately by a decline in the prices of just a few stocks. This is because, compared with other mutual funds, the Fund invests a greater percentage of assets in the stocks of fewer companies. The Fund's performance could also be hurt by:
- Stock Market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- Country risk, which is the chance that domestic events--such as political upheaval, financial trouble, or natural disasters--will weaken a country's securities markets. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Switzerland, and Germany) involves a higher degree of country risk than that of more geographically diversified international funds.

-    Regional  risk,  which  is  the  chance  that  an  entire   region--namely,
     Europe--will be hurt by political upheaval, financial troubles, or natural disasters.

-    Currency risk, the value of a foreign investment, measured in U.S. dollars,
     will  decrease  because  of  unfavorable   changes  in  currency   exchange
     rates.

- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION


The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
                                1993    29.13%
                                1994     1.88%
                                1995    22.28%
                                1996    21.26%
                                1997    24.23%
                                1998    28.86%
                                1999    16.62%
                                2000    -8.18%
                                2001   -20.30%
                                2002   -17.95%
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 20.37% (quarter ended March 31, 1998), and the lowest return for a quarter was -22.84% (quarter ended September 30, 2002).

--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                     1 YEAR  5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Vanguard European Stock Index Fund
  Investor Shares                                    -17.95%   -2.03%     8.14%
MSCI Europe Index                                    -18.38    -2.26      8.08
--------------------------------------------------------------------------------


FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2002.



      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Purchase Fee:                                                        None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.26%
      12b-1 Distribution Fee:                                              None
      Other Expenses:                                                     0.07%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.33%

4

     The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

                --------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
                --------------------------------------------------
                     $34        $106        $185         $418
                --------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         Europe

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   79
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922042205
June 18, 1990
                                         TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF     VEURX
OCTOBER 31, 2002
$4.5 billion
--------------------------------------------------------------------------------

                                                                               5
FUND PROFILE--
VANGUARD(R) PACIFIC STOCK INDEX FUND


INVESTMENT OBJECTIVE

The Fund seeks to track the performance of the MSCI Pacific Index.


PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI Pacific Index. The MSCI Pacific Index consists of approximately 467 common stocks of companies located in Japan, Australia, Hong Kong, Singapore, and New Zealand. (As of October 31, 2002, Japan made up 74% of the Index's market capitalization.) For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
- Stock Market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. The Index's, and therefore the Fund's, heavy exposure to Japan involves a higher degree of country risk than that of more geographically diversified international funds.
- Regional risk, which is the chance that an entire region--namely, the Pacific region--will be hurt by political upheaval, financial troubles, or natural disasters.

-    Currency risk, the value of a foreign investment, measured in U.S. dollars,
     will  decrease  because  of  unfavorable   changes  in  currency   exchange
     rates.

- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

6

             ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES

                                1993    35.46%
                                1994    13.04%
                                1995     2.75%
                                1996    -7.82%
                                1997   -25.67%
                                1998     2.41%
                                1999    57.05%
                                2000   -25.74%
                                2001   -26.34%
                                2002    -9.32%
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 26.50% (quarter ended December 31, 1998), and the lowest return for a quarter was -20.69% (quarter ended December 31, 1997).

------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------
                                                   1 YEAR  5 YEARS    10 YEARS
------------------------------------------------------------------------------
Vanguard Pacific Stock Index Fund Investor Shares  -9.32%   -4.41%    -1.49%
MSCI Pacific Index                                 -9.29    -4.17     -1.40
------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2002.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Purchase Fee:                                                        None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.31%
      12b-1 Distribution Fee:                                              None
      Other Expenses:                                                     0.09%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.40%

     The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

                --------------------------------------------------
                   1 YEAR      3 YEARS    5 YEARS      10 YEARS
                --------------------------------------------------
                    $41         $128       $224         $505
                --------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         Pacific

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   72
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922042106
June 18, 1990
                                         TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF     VPACX
OCTOBER 31, 2002
$1.6 billion
--------------------------------------------------------------------------------

8

FUND PROFILE--
VANGUARD(R) EMERGING MARKETS STOCK INDEX FUND


INVESTMENT OBJECTIVE

The Fund seeks to track the performance of the Select Emerging Markets Free Index.*


*The designation "Free" in the name of the Index refers to the securities that the Index tracks. Some countries restrict foreign investment in certain industries, so the Index includes only stocks that can be bought freely by a fund.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach by investing all, or substantially all, of its assets in the common stocks included in the Select Emerging Markets Free Index. The Select Emerging Markets Free Index includes approximately 473 common stocks of companies located in emerging markets around the world. As of October 31, 2002, the largest markets covered in the Index were South Korea, Taiwan, South Africa, Mexico, and China (which made up 20%, 19%, 17%, 11%, and 9%, respectively, of the Index's market capitalization). Other countries represented in the Index include Argentina, Brazil, the Czech Republic, Hungary, Indonesia, Israel, the Philippines, Poland, Thailand, and Turkey. Beginning in 2003, Chile, India, and Peru will be included in the Index. MSCI administers the Select Emerging Markets Free Index exclusively for Vanguard. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
- Stock Market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. Country risk is especially high for funds that focus on emerging markets. The Index's, and therefore the Fund's, heavy exposure to South Korea, Taiwan, South Africa, Mexico, and China involves a higher degree of country risk than that of more geographically diversified international funds.
- Emerging markets risk, which is the chance that the emerging markets will be substantially more volatile, and substantially less liquid, than the more developed foreign markets.

- Currency risk, the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.
- Investment style risk, which is the chance that returns from small-capitalization foreign stocks will trail returns from other asset classes or the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns (including operating expenses and any applicable shareholder fees) compare with those of a relevant market index and the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      -----------------------------------------------------
                      ANNUAL TOTAL RETURNS
      -----------------------------------------------------
                        1995     0.56%
                        1996    15.83%
                        1997   -16.82%
                        1998   -18.12%
                        1999    61.57%
                        2000   -27.56%
                        2001    -2.88%
                        2002    -7.43%
      -----------------------------------------------------
      If applicable shareholder fees were reflected, returns would be less than those shown.
      ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 28.32% (quarter ended December 31, 1999), and the lowest return for a quarter was -22.03% (quarter ended September 30, 2001).

--------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                                          SINCE
                                                1 YEAR     5 YEARS   INCEPTION*
--------------------------------------------------------------------------------
Vanguard Emerging Markets Stock Index Fund
  Investor Shares                               -8.34%      -3.12%       -1.11%
MSCI Emerging Markets Free Index                -6.00       -4.58        -2.80
Select Emerging Markets Free Index
  (former calculations)**                       -7.00       -3.07        -1.79
Select Emerging Markets Free Index
  (updated calculations)+                       -7.04       -3.09        -1.79
--------------------------------------------------------------------------------
 *Since-inception returns are from May 4, 1994-the inception date of the
  Investor Shares--through December 31, 2002.
**Consisted of stocks that could be bought free of restrictions in 15 emerging markets in Europe, Asia, Africa, and Latin America (95%) and a cash component (5%) based on the Lipper Money Market Average. The stock component of the Index was administered by MSCI exclusively for Vanguard. The Lipper Money Market Average was an appropriate benchmark for the Fund's cash position.
 +Consists of stocks that can be bought free of restrictions in 18 emerging markets in Europe, Asia, Africa, and Latin America. This index is administered by MSCI exclusively for Vanguard.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2002.

10


SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                                  None
Purchase Fee:                                                             0.5%*
Sales Charge (Load) Imposed on Reinvested Dividends:                       None
Redemption Fee:                                                          0.5%**

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                                      0.33%
12b-1 Distribution Fee:                                                    None
Other Expenses:                                                           0.24%
TOTAL ANNUAL FUND OPERATING EXPENSES:                                     0.57%
----------------
 *The purchase fee is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains. **The redemption fee applies to all redemptions (sales or exchanges); it is deducted from redemption proceeds and retained by the Fund.

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem your shares at the end of the given period.

                -------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
                -------------------------------------------------
                    $160         $280       $428         $837
                -------------------------------------------------

     You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.5% redemption fee would not apply to any of the periods below, as it would to those above):

                -------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
                -------------------------------------------------
                    $108         $232       $367         $760
                -------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         EmerMkt

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   533
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922042304
May 4, 1994
                                         TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF     VEIEX
OCTOBER 31, 2002
$917 million
--------------------------------------------------------------------------------

                                                                              11
FUND PROFILE--
VANGUARD(R) DEVELOPED MARKETS INDEX FUND

INVESTMENT OBJECTIVE

The Fund seeks to track the performance of the MSCI Europe, Australasia, Far East (EAFE) Index.


PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach. The Fund seeks to track the performance of the MSCI EAFE(R) Index by investing in two other Vanguard funds--the European Stock Index Fund and the Pacific Stock Index Fund. These other funds have the respective objectives of tracking the MSCI Europe Index and the MSCI Pacific Index, which together make up the MSCI EAFE Index. The Fund allocates all, or substantially all, of its assets between the European Stock Index Fund and the Pacific Stock Index Fund, based on the market capitalization of European and Pacific stocks in the MSCI EAFE Index. The MSCI EAFE Index includes approximately 1,011 common stocks of companies located in Europe, Australia, Asia, and the Far East. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Stock Market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.

-    Currency risk, the value of a foreign investment, measured in U.S. dollars,
     will  decrease  because  of  unfavorable   changes  in  currency   exchange
     rates.

- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

12

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                                2001    -22.04%
                                2002    -15.70%
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 6.52% (quarter ended December 31, 2002), and the lowest return for a quarter was -19.83% (quarter ended September 30, 2002).

-------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------
                                                                        SINCE
                                                   1 YEAR          INCEPTION*
-------------------------------------------------------------------------------
Vanguard Developed Markets Index Fund             -15.70%             -17.24%
MSCI EAFE Index                                   -15.94              -17.24
-------------------------------------------------------------------------------
*Since-inception returns are from May 8, 2000--the inception date of the
 Fund--through December 31, 2002.
-------------------------------------------------------------------------------


FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2002.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None
      Sales Charge (Load) Imposed on Reinvested                           None
      Dividends:
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Total Annual Fund Operating Expenses:                              None*
      --------------------
     *Although the Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's indirect expense ratio, based on its underlying investments, was 0.35% as of October 31, 2002.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain the same. The results apply whether or not you redeem your investment at the end of the given period.

                --------------------------------------------------
                   1 YEAR      3 YEARS    5 YEARS      10 YEARS
                --------------------------------------------------
                     $36          $113       $197          $443
                --------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                      NEWSPAPER ABBREVIATION
Distributed annually in December                 DevMkt

INVESTMENT ADVISER                               VANGUARD FUND NUMBER
The Fund does not employ an investment adviser,  227
but benefits from the investment advisory
services provided to the underlying Vanguard     CUSIP NUMBER
funds in which it invests.                       921909701

INCEPTION DATE                                   TICKER SYMBOL
May 8, 2000                                      VDMIX

NET ASSETS AS OF OCTOBER 31, 2002
$308 million
--------------------------------------------------------------------------------

14

FUND PROFILE--
VANGUARD(R) TOTAL INTERNATIONAL STOCK INDEX FUND


INVESTMENT OBJECTIVE

The Fund seeks to track the performance of the Total International Composite Index, which is a combination of the indexes tracked by the European, Pacific, and Emerging Markets Stock Index Funds.


PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach. The Fund seeks to track the performance of the Total International Composite Index by investing in three other Vanguard funds--the European Stock Index Fund, the Pacific Stock Index Fund, and the Emerging Markets Stock Index Fund. These other funds have the respective objectives of tracking the MSCI Europe Index, the MSCI Pacific Index, and the Select Emerging Markets Free Index, which together make up the Total International Composite Index. The Fund allocates all, or substantially all, of its assets among the European Stock Index Fund, the Pacific Stock Index Fund, and the Emerging Markets Stock Index Fund, based on the market capitalization of European, Pacific, and emerging markets stocks in the Total International Composite Index. MSCI administers this Index exclusively for Vanguard. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Stock Market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.

- Currency risk, the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

                                                                              15
              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                                1997    -0.77%
                                1998    15.60%
                                1999    29.92%
                                2000   -15.61%
                                2001   -20.15%
                                2002   -15.08%
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 20.49% (quarter ended December 31, 1998), and the lowest return for a quarter was -19.72% (quarter ended September 30, 2002).

--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                                          SINCE
                                   1 YEAR           5 YEARS          INCEPTION*
--------------------------------------------------------------------------------
Vanguard Total International
 Stock Index Fund                 -15.08%            -2.99%              -2.28%
MSCI EAFE + Emerging
 Markets Free Index               -14.76             -2.81               -1.92
Total International
 Composite Index**                 15.29             -3.10               -2.45
--------------------------------------------------------------------------------
 *Since-inception returns are from April 29, 1996-the inception date of the
  Fund-through December 31, 2002.
**Consists of stocks in the European, Australian, and Far East stock markets and stocks that can be bought fee of restrictions in 18 emerging markets in Europe, Asia, Africa, and Latin America. This Index is administered by MSCI exclusively for Vanguard.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2002.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None
      Sales Charge (Load) Imposed on Reinvested                           None
      Dividends:
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from
        the Fund's assets)
      Total Annual Fund Operating Expenses:                              None*
      ---------------
     *Although the Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's indirect expense ratio, based on its underlying investments, was 0.37% as of October 31, 2002.

16

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain the same. The results apply whether or not you redeem your investment at the end of the given period.

                --------------------------------------------------
                   1 YEAR      3 YEARS    5 YEARS      10 YEARS
                --------------------------------------------------
                      $38         $119       $208          $460
                --------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                      NEWSPAPER ABBREVIATION
Distributed annually in December                 TotIntl

INVESTMENT ADVISER                               VANGUARD FUND NUMBER
The Fund does not employ an investment adviser,  113
but benefits from the investment advisory
services provided to the underlying Vanguard     CUSIP NUMBER
funds in which it invests.                       921909602

INCEPTION DATE                                   TICKER SYMBOL
April 29, 1996                                   VGTSX

NET ASSETS AS OF OCTOBER 31, 2002
$2.9 billion
------------------------------------------------------------------------

                                                                              17
MORE ON THE FUNDS

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

     The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Under normal circumstances, the European Stock Index, Pacific Stock Index, and Emerging Markets Stock Index Funds will invest at least 80% of their assets in the types of stocks indicated by their names. A Fund may change its 80% policy or indexing strategy only upon 60 days' advance notice to shareholders. Note that each Fund's investment objective is not fundamental and may be changed without a shareholder vote.

ADVANTAGES OF INDEX FUNDS
Index funds typically have the following characteristics:
- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
- Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.
- Low cost. Index funds are inexpensive to run compared with actively managed funds. They have no research costs and keep trading activity--and thus brokerage commissions and other transaction costs--to a minimum.

INDEXING METHODS

In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests.
     REPLICATION METHOD. Many stock funds--but not bond funds--use the replication method of indexing. This means that a fund holds each security found in its target index in about the same proportion as represented in the index itself. For example, if 5% of the Standard & Poor's 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. For bond funds, replication is an inefficient and costly method of indexing, since there is no liquid market for many of the corporate and agency bonds typically found in a broad bond index. The European, Pacific, and Emerging Markets Stock Index Funds employ this method of indexing.

     SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the Wilshire 5000 Index, for example, included more than 5,600 separate stocks as of October 31, 2002), many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, a fund selects, from the target index, a representative sample of securities that will resemble the full target index in terms of key risk factors and other characteristics. For stock funds, these factors include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks.

18

     "FUND OF FUNDS" METHOD. Yet another indexing approach is to invest in other index funds that seek to track subsets of a target index. The Developed Markets and Total International Stock Index Funds both use this "fund of funds" approach, which can be very cost-effective and efficient. For example, the Developed Markets Index Fund seeks to track the performance of the MSCI EAFE Index by investing in two other Vanguard funds--the European Stock Index Fund and the Pacific Stock Index Fund. These other funds have the respective objectives of tracking the MSCI Europe Index and the MSCI Pacific Index, which together constitute the MSCI EAFE Index. The Developed Markets Index Fund allocates its assets between the European Stock Index Fund and the Pacific Stock Index Fund, based on the market capitalization of European and Pacific stocks in the MSCI EAFE Index.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                "FUND OF FUNDS"

The term "fund of funds" is used to describe a mutual fund that pursues its objective by investing in other mutual funds, rather than in individual stocks or bonds. A fund of funds may charge for its own direct expenses, in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. A fund of funds is best suited for long-term investors.
--------------------------------------------------------------------------------

MARKET EXPOSURE

To track their target indexes as closely as possible, the European, Pacific, and Emerging Markets Stock Index Funds attempt to remain fully invested in foreign stocks included in their particular indexes. The Developed Markets and Total International Stock Index Funds normally hold 100% of their assets in shares of their underlying funds.

     Because they invest mainly in foreign stocks, the Funds are subject to certain risks.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             INTERNATIONAL INVESTING

Because foreign stock and bond markets operate differently from the U.S. market, Americans investing abroad will encounter risks not typically associated with U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U.S. companies, and their stocks may not be as liquid as those of similar U.S. firms. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively affect the returns U.S. investors receive from foreign investments.
--------------------------------------------------------------------------------

[FLAG] EACH FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.
          IN ADDITION, INVESTMENTS IN FOREIGN STOCK MARKETS CAN BE RISKIER THAN U.S. STOCK INVESTMENTS. THE PRICES OF INTERNATIONAL STOCKS AND THE PRICES OF U.S. STOCKS HAVE, AT TIMES, MOVED IN OPPOSITE DIRECTIONS.

     To illustrate the volatility of international stock prices, the following table shows the best, worst, and average total returns for foreign stock markets over various periods as measured by the Morgan Stanley Capital International Europe, Australaisa, Far East (MSCI EAFE) Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

        ----------------------------------------------------------
             INTERNATIONAL STOCK MARKET RETURNS (1969-2002)
        ----------------------------------------------------------
                             1 YEAR  5 YEARS  10 YEARS    20 YEARS
        ----------------------------------------------------------
        Best                  69.4%    36.1%     22.0%      15.5%
        Worst                -23.4     -2.9       4.0       11.0
        Average               11.5     11.7      12.7       13.5
        ----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1969 through 2002. These average returns reflect past performance on international stocks; you should not regard them as an indication of future returns from either foreign markets as a whole or these Funds in particular.
     Note that the MSCI EAFE Index does not take into account returns for emerging markets, which can be substantially more volatile, and substantially less liquid, than the more developed markets included in the Index. In addition, because the MSCI EAFE Index tracks the European and Pacific markets collectively, the above returns do not reflect the variability of returns for these markets individually. To illustrate this variability, the following table shows returns for different international markets--as well as the U.S. market for comparison--from 1993 through 2002, as measured by their respective indexes. Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

20

--------------------------------------------------------------------------------------------
                       STOCK MARKET RETURNS FOR DIFFERENT MARKETS*
--------------------------------------------------------------------------------------------
                           EUROPEAN           PACIFIC           EMERGING                U.S.
                             MARKET            MARKET          MARKETS**              MARKET
--------------------------------------------------------------------------------------------
1993                         29.88%            36.21%             74.84%              10.08%
1994                          2.72             12.76              -7.32                1.32
1995                         21.95              2.95              -0.01               37.58
1996                         21.09             -8.30              15.22               22.96
1997                         23.80            -25.87             -16.36               33.36
1998                         28.53              2.72             -18.39               28.58
1999                         15.89             56.65              60.88               21.04
2000                         -8.39            -25.78             -27.94               -9.10
2001                        -19.90            -25.40              -2.80              -11.89
2002                        -18.38             -9.29              -7.04              -22.10
--------------------------------------------------------------------------------------------

 *European market returns are measured by the MSCI Europe Index; Pacific market returns are measured by the MSCI Pacific Index; emerging markets returns are measured by the Select Emerging Markets Free Index; and U.S. market returns are measured by the Standard & Poor's 500 Index.
**The inception date of the Select Emerging Markets Free Index was May 4, 1994;
 returns shown for 1993 and 1994 are measured by the MSCI Emerging Markets Free Index.
--------------------------------------------------------------------------------

     Keep in mind that these returns reflect past performance of the various indexes; you should not consider them as an indication of future returns from the indexes, or from these Funds in particular.

[FLAG] EACH FUND IS SUBJECT TO COUNTRY RISK AND CURRENCY  RISK.  COUNTRY RISK IS
     THE CHANCE THAT DOMESTIC EVENTS--SUCH AS POLITICAL UPHEAVAL, FINANCIAL TROUBLES, OR NATURAL DISASTERS--WILL WEAKEN A COUNTRY'S SECURITIES MARKET. CURRENCY RISK IS THE CHANCE THAT THE VALUE OF A FOREIGN INVESTMENT, MEASURED IN U.S. DOLLARS, WILL DECREASE BECAUSE OF UNFAVORABLE CHANGES IN CURRENCY EXCHANGE RATES.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                 REGIONAL VERSUS BROAD INTERNATIONAL INVESTING

Regional funds are international funds that invest in a particular geographical region, such as Europe or the Pacific Basin. Because they concentrate their holdings in a single region, these funds typically have higher share-price volatility than broadly diversified international stock funds (which, by investing in many different foreign markets, may offset losses from one country with gains from another at any given time).
--------------------------------------------------------------------------------

     EUROPEAN STOCK INDEX FUND. Stocks from the United Kingdom, France, Switzerland and Germany constituted 39%, 13%, 11%, and 9%, respectively, of the MSCI Europe Index, as of October 31, 2002. Stocks from the remaining 12 countries have much less significant market-capitalization weightings in the Index and thus much less impact on the Fund's total return. The Fund's heavy exposure to just four countries involves a higher degree of country risk than that of more geographically diversified international funds. As of October 31, 2002, the Fund had a median market capitalization of $24.6 billion.
     PACIFIC STOCK INDEX FUND. Japanese stocks constituted approximately 74% and Australian stocks constituted about 17% of the MSCI Pacific Index as of October 31, 2002. Therefore, Japanese and Australian stocks represent correspondingly large components of the Pacific Stock Index Fund's assets. The Fund's large investment in the Japanese stock market involves a higher degree of country risk than that of more geographically diversified international funds. As of October 31, 2002, the Fund had a median market capitalization of $7.4 billion.

     EMERGING MARKETS STOCK INDEX FUND. As discussed previously, emerging markets can be substantially more volatile, and substantially less liquid, than both U.S. and more developed foreign markets. Additionally, the small-capitalization stocks in which the Emerging Markets Stock Index Fund typically invests often perform quite differntly from the large-cap stocks that dominate the overall stock market. Therefore, the Fund may expose investors to a higher degree of volatility and illiquidity than funds that invest in more developed markets or larger-capitalization stocks. As of October 31, 2002, the Fund had a median market capitalization of $254 billion.

     DEVELOPED MARKETS INDEX FUND. As a fund of funds, the Developed Markets Index Fund invests all, or substantially all, of its assets in shares of the European and Pacific Stock Index Funds; indirectly, its country risk will proportionately mirror that of the European and Pacific Stock Index Funds. As of October 31, 2002, the Fund had a median market capitalization of $19.3 billion.
     TOTAL INTERNATIONAL STOCK INDEX FUND. As a fund of funds, the Total International Stock Index Fund invests all, or substantially all, of its assets in shares of the European, Pacific, and Emerging Markets Stock Index Funds; indirectly, its country and emerging markets risks will proportionately mirror those of the underlying funds. As of October 31, 2002, the Fund's assets were invested as follows: 65% in the European Stock Index Fund; 26% in the Pacific Stock Index Fund; and 9% in the Emerging Markets Stock Index Fund. As of October 31, 2002, the Fund had a median market capitalization of $13.5 billion.
     The target indexes tracked by Vanguard's International Stock Index Funds are broadly diversified. Similarly, the funds that track these indexes are broadly diversified, holding stocks of hundreds of companies across many different industry sectors. It is possible that a fund's target index, in the future, could become less diversified if the index's largest companies significantly increase in value relative to the index's other components. In an extreme situation, a fund tracking such an index might no longer meet the legal definition of "diversified." For this reason, Vanguard's International Stock Index Funds are classified as "non-diversified." However, each of these funds, from inception to the date of this prospectus, in actuality has been diversified, and Vanguard expects them to continue to be diversified.

SECURITY SELECTION

In seeking to track their target indexes, the European Stock Index, Pacific Stock Index, and Emerging Markets Stock Index Funds invest in portfolios of foreign stocks selected in a manner that mirrors the weightings of their target indexes. The Total International Stock Index Fund simply invests in shares of the European, Pacific, and Emerging Markets Stock Index Funds. Likewise, the Developed Markets Index Fund simply invests in shares of the European and Pacific Stock Index Funds. Under normal conditions, the Developed Markets Index Fund will invest at least 80%, and usually all or substantially all, of its assets in these funds or other Vanguard funds that use an indexing strategy to invest in stocks of developed markets. Please see each Fund's "Primary Investment Strategies" for descriptions of the markets in which it invests.

     EUROPEAN STOCK INDEX FUND. The Fund invests in the common stocks included in the MSCI Europe Index, which is made up of approximately 544 common stocks of companies located in 16 European countries. Four countries--the United Kingdom, France, Switzerland,

22

and Germany--dominate the Index. These four countries made up 39%, 13%, 11%, and 9%, respectively, of the Index's market capitalization as of October 31, 2002. The other 12 countries--Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden--are much less significant to the Index and, consequently, to the Fund. Under normal conditions, the Fund will invest at least 80%, and usually all or substantially all, of its assets in European stocks.

     PACIFIC STOCK INDEX FUND. The Fund invests in the common stocks included in the MSCI Pacific Index, which is made up of approximately 467 common stocks of Pacific Basin companies. The Index is dominated by the Japanese stock market, which represented 74% of the Index's market capitalization as of October 31, 2002. The other four countries represented in the Index are Australia, Hong Kong, Singapore, and New Zealand. Under normal conditions, the Fund will invest at least 80%, and usually all or substantially all, of its assets in Pacific stocks.
     EMERGING MARKETS STOCK INDEX FUND. The Fund invests in the common stocks included in the Select Emerging Markets Free Index, which is made up of approximately 473 common stocks of companies located in emerging markets of Europe, Asia, Africa, and Latin America.
     As of October 31, 2002, 5 of the 15 countries--South Korea, Taiwan, South Africa, Mexico, and China--collectively represented a majority of the Select Index, with 20%, 19%, 17%, 11%, and 9%, respectively, of the Index's market capitalization. The other ten countries were Argentina, Brazil, the Czech Republic, Hungary, Indonesia, Israel, the Philippines, Poland, Thailand, and
Turkey. The Index is called "select" because it is modeled on a larger index--the MSCI Emerging Markets Free Index--but with certain adjustments designed to reduce risk. As of October 31, 2002, the Select Index excluded certain countries found in the MSCI Emerging Markets Free Index--Chile, Colombia, India, Jordan, Malaysia, Pakistan, Peru, Russia, Sri Lanka, and Venezuela--because of concerns about liquidity, repatriation of capital, or entry barriers in those markets.
     MSCI administers the Select Index exclusively for Vanguard and periodically adjusts the list of included countries to keep pace with evolution in world markets. Chile, India, and Peru are the newest additions (as of 2003) and bring the total number of emerging markets to 18 (such adjustments are made on a forward-looking basis, so past performance of the Select Index always reflects actual country representation during the relevant period.) Under normal conditions, the Fund will invest at least 80%, and usually all, or substantially all, of its assets in stocks of emerging markets.

     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.

PURCHASE AND REDEMPTION FEES
Some Vanguard index funds charge a purchase fee on purchases of their shares, including shares purchased by exchange from other Vanguard funds. Some Vanguard index funds also charge a redemption fee on the redemption of their shares. Funds incur trading costs when they invest new cash or sell securities to meet redemption requests; these costs run higher for funds that invest in small-company or international stocks. Purchase and redemption fees ensure that trading costs are borne by the shareholder responsible for the transaction. Without these fees, high trading costs would prevent some funds from tracking their target indexes so closely.

     At Vanguard, all purchase and redemption fees are paid directly to the fund itself (unlike sales charges or loads that non-Vanguard funds may impose to compensate their sales representatives). Purchases that result from reinvested dividends or capital gains are not subject to purchase fees.

                                                                              23
OTHER INVESTMENT POLICIES AND RISKS

Besides investing in stocks of foreign companies, each Fund may make certain other kinds of investments to achieve its objective. Each Fund may change its objective without share holder approval. Each Fund reserves the right to substitute a different index for the index it currently tracks. This could happen if the current index were discontinued, if the Fund's agreement with the sponsor of its target index were terminated, or for any other reason determined in good faith by the Fund's board of trustees. In any such instance, the substitute index would measure the same general market as the current index.


[FLAG] EACH FUND MAY INVEST,  TO A LIMITED EXTENT,  IN DERIVATIVES.  DERIVATIVES
     MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.

     The Funds may also invest in stock futures and options contracts, warrants, convertible securities, and swap agreements, all of which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset).

     The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. In addition, each Fund's obligation under futures contracts will not exceed 20% of its total assets.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily.
Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

     Each Fund may enter into forward foreign currency exchange contracts in order to maintain the same currency exposure as its respective index. A forward foreign currency exchange contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. These contracts will not, however, prevent the Funds' securities from falling in value during foreign market downswings. The Funds may use these contracts to gain currency exposure when investing in stock index futures and to settle trades in a foreign currency.

24

COSTS AND MARKET-TIMING

Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.

-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.

     See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

TURNOVER RATE

Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. Generally, index-oriented funds sell securities only in response to redemption requests or changes in the composition of a target index. Because of this, the turnover rate for each Fund has been extremely low. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of October 31, 2002, the average turnover rate for passively managed foreign index funds was approximately 25%; for all foreign stock funds, the average turnover rate was approximately 103%, according to Morningstar, Inc.
--------------------------------------------------------------------------------

THE FUNDS AND VANGUARD

The Funds are offered by The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $550 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.
     The Developed Markets and Total International Stock Index Funds indirectly bear a proportionate share of the expenses of the underlying funds in which they invest. However, their direct expenses are expected to be very low or zero. For example, the Total International Stock Index Fund has incurred no direct expenses since its inception in 1996. The Developed Markets and Total International Stock Index Funds may operate without incurring direct expenses because Vanguard will reimburse them for (i) their contributions to the cost of operating the underlying funds in which they invest, and (ii) savings in administrative and marketing costs that Vanguard expects to derive from their operations.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as adviser to the Funds through its Quantitative Equity Group. (The Developed Markets and Total International Stock Index Funds receive advisory services indirectly, by investing in other funds.) As of October 31, 2002, Vanguard served as adviser for about

26

$398 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.
     For the fiscal year ended October 31, 2002, the advisory expenses of the European, Pacific, and Emerging Markets Stock Index Funds represented an effective annual rate of 0.01% or less of each Fund's average net assets.
     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Funds' securities and to seek to obtain the best available price and most favorable execution for all transactions. Also, the board of trustees may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates paid to the Fund or brokerage as well as research services provided to the adviser.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The manager primarily responsible for overseeing the European, Pacific, and Emerging Markets Stock Index Funds' investments is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any capital gains realized from the sale of its holdings or (for the Total International Stock and Developed Markets Index Funds only) received as capital gains distributions from the underlying funds. Distributions generally occur in December.
     Your  distributions  will be  reinvested  in  additional  Fund  shares  and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.
--------------------------------------------------------------------------------

                                                                              27
SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share for the European, Pacific, and Emerging Markets Stock Index Funds is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. NAV per share for the Developed Markets and Total International Stock Index Funds is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of a Fund's assets may be affected to the extent that the Fund's foreign securities trade on foreign markets that are open.

     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.

     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Investor Shares' financial performance for the periods shown, and certain information reflects financial results for a single Investor Share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Investor Shares (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

28

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the European Stock Index Fund's Investor Shares as an example. The Investor Shares began fiscal year 2002 with a net asset value (price) of $19.50 per share. During the period, each Investor Share earned $0.39 from investment income (interest and dividends). There was a decline of $3.01 per share in the value of investments held or sold by the Fund, resulting in a net decline of $2.62 per share from investment operations.

Shareholders received $0.44 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the year was $16.44, reflecting losses of $2.62 per share and distributions of $0.44 per share. This was a decrease of $3.06 per share (from $19.50 at the beginning of the year to $16.44 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was -13.81% for the year.

As of October 31, 2002, the Investor Shares had $3.9 billion in net assets. For the year, the expense ratio was 0.33% ($3.30 per $1,000 of net assets), and the net investment income amounted to 2.24% of average net assets. The Fund sold and replaced securities valued at 15% of its net assets.
--------------------------------------------------------------------------------

EUROPEAN STOCK INDEX FUND INVESTOR SHARES
------------------------------------------------------------------------------------------------------------------------------
                                               YEAR       JAN. 1 TO
                                              ENDED        OCT. 31,
                                      OCT. 31, 2002           2001*                 YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                            2000         1999         1998         1997
                                                                     ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $19.50          $25.99       $28.82       $25.28       $20.13       $16.57
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .39             .37         .335          .50          .41          .38
 Net Realized and Unrealized Gain (Loss)      (3.01)          (6.85)      (2.692)        3.69         5.40         3.63
 on Investments
------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations             (2.62)          (6.48)      (2.357)        4.19         5.81         4.01
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income          (.44)           (.01)       (.423)        (.50)        (.52)        (.37)
 Distributions from Realized Capital Gains       --              --        (.050)        (.15)        (.14)        (.08)
------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                           (.44)           (.01)       (.473)        (.65)        (.66)        (.45)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $16.44          $19.50       $25.99       $28.82       $25.28       $20.13
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN**                              -13.81%         -24.94%       -8.18%       16.62%       28.86%       24.23%
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)        $3,870          $4,165       $5,611       $6,106       $4,479       $2,432
 Ratio of Total Expenses to Average
 Net Assets                                   0.33%          0.30%+        0.29%        0.29%        0.29%        0.31%
 Ratio of Net Investment Income to
 Average Net Assets                           2.24%          2.08%+        1.64%        1.99%        1.97%        2.19%
 Turnover Rate                                  15%              3%           8%           7%           7%           3%
------------------------------------------------------------------------------------------------------------------------------

 *The Fund's fiscal year-end changed from December 31 to October 31, effective
  October 31, 2001.
**Total return figures do not reflect the purchase fee (0.5% from November 3, 1997, through March 31, 2000 or 1.0% from 1996 through November 2, 1997). +Annualized.

PACIFIC STOCK INDEX FUND INVESTOR SHARES
------------------------------------------------------------------------------------------------------------------------------
                                               YEAR       JAN. 1 TO
                                              ENDED        OCT. 31,
                                      OCT. 31, 2002           2001*                 YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                            2000         1999         1998         1997
                                                                     ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $6.79           $8.95       $12.22        $7.84        $7.72       $10.51
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                         .065             .07                                   .085          .09
 Net Realized and Unrealized Gain (Loss)
   on Investments                             (.923)          (2.23)      (3.222)       (4.39)        .100        (2.79)
------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations             (.858)          (2.16)      (3.145)        4.47         .185        (2.70)
------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS
 Dividends from Net Investment Income         (.032)             --        (.125)        (.09)       (.065)        (.09)
 Distributions from Realized Capital Gains       --              --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                          (.032)             --        (.125)        (.09)       (.065)        (.09)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $5.90           $6.79        $8.95       $12.22        $7.84       $ 7.72
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN**                              -12.67%         -24.13%      -25.74%       57.05%        2.41%      -25.67%
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)        $1,386          $1,389      $1, 823       $2,526       $1,033         $827
 Ratio of Total Expenses to Average
 Net Assets                                   0.40%          0.37%+        0.38%        0.37%        0.40%        0.35%
 Ratio of Net Investment Income to
 Average Net Assets                           1.04%          1.06%+        0.68%        0.95%        1.17%        1.03%
 Turnover Rate                                  20%              2%           6%           6%           4%           8%
------------------------------------------------------------------------------------------------------------------------------

 *The Fund's fiscal year-end changed from December 31 to October 31, effective
  October 31, 2001.
**Total return figures do not reflect the purchase fee (0.5% from January 1,
  1997, through March 31, 2000).
 +Annualized.

30

EMERGING MARKETS STOCK INDEX FUND INVESTOR SHARES
------------------------------------------------------------------------------------------------------------------------------
                                               YEAR       JAN. 1 TO
                                              ENDED        OCT. 31,
                                      OCT. 31, 2002           2001*                 YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                            2000         1999         1998         1997
                                                                     ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $7.28           $8.84       $12.50        $7.91        $9.98       $12.28
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .15             .19         .141          .24          .27          .24
 Net Realized and Unrealized Gain (Loss)
   on Investments                               .25           (1.74)      (3.583)       (4.62)       (2.08)       (2.31)
------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations               .40           (1.55)      (3.442)       (4.86)       (1.81)       (2.07)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income          (.20)           (.01)       (.218)        (.27)        (.26)        (.23)
 Distributions from Realized Capital Gains       --              --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                           (.20)           (.01)             )            )       (.26)       (.23)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $7.48           $7.28        $8.84       $12.50        $7.91       $ 9.98
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN**                                5.27%         -17.55%      -27.56%       61.57%      -18.12%      -16.82%
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)          $841            $770         $913       $1,138         $577         $660
 Ratio of Total Expenses to Average
 Net Assets                                   0.57%          0.60%+        0.59%        0.58%        0.61%        0.57%
 Ratio of Net Investment Income to                            2.69%
 Average Net Assets                           1.67%               +        1.51%        2.55%        2.99%        1.96%
 Turnover Rate                                  65%             23%          40%          22%          22%          19%
------------------------------------------------------------------------------------------------------------------------------

 *The Fund's fiscal year-end changed from December 31 to October 31, effective
  October 31, 2001.
**Total return figures do not reflect the purchase fee (0.5% beginning April 1, 2000; 1.0% from November 3, 1997, through March 31, 2000; 1.5% from January 1, 1997, through November 2, 1997), the redemption fee (0.5% beginning April 1, 2000; 1.0% through March 31, 2000).
 +Annualized.

DEVELOPED MARKETS INDEX FUND
--------------------------------------------------------------------------------
                                         YEAR ENDED       JAN. 1 TO   MAY 8** TO
                                           OCT. 31,        OCT. 31,     DEC. 31,
                                               2002           2001*         2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $6.83           $9.07       $10.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .12              --         .15
 Capital Gain Distributions Received             --              --          --
 Net Realized and Unrealized Gain
   (Loss) on Investments                      (1.03)          (2.24)       (.93)
--------------------------------------------------------------------------------
 Total from Investment Operations              (.91)          (2.24)       (.78)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income          (.12)             --        (.15)
 Distributions from Realized Capital Gains       --              --          --
--------------------------------------------------------------------------------
 Total Distributions                           (.12)             --        (.15)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $5.80           $6.83        $9.07
--------------------------------------------------------------------------------
TOTAL RETURN                                -13.61%         -24.70%       -7.78%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)          $308            $145          $99
 Ratio of Total Expenses to
   Average Net Assets                            0%              0%           0%
 Ratio of Net Investment Income
   to Average Net Assets                      1.30%          0.04%+       1.66%+
 Turnover Rate                                   5%              9%           8%
--------------------------------------------------------------------------------

 *The Fund's fiscal year-end changed from December 31 to October 31, effective
  October 31, 2001.
**Inception.
 +Annualized.

32

TOTAL INTERNATIONAL STOCK INDEX FUND
------------------------------------------------------------------------------------------------------------------------------
                                               YEAR       JAN. 1 TO
                                              ENDED        OCT. 31,
                                      OCT. 31, 2002           2001*                 YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                            2000         1999         1998         1997
                                                                     ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $8.99          $11.83       $14.31       $11.19       $ 9.87       $10.14
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                         .165              --          .20          .21          .21          .18
 Capital Gain Distributions Received             --              --          .01          .04          .02          .02
 Net Realized and Unrealized Gain (Loss)
   on Investments                            (1.200)         (2.84)        (2.44)        3.09         1.31         (.28)
------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations            (1.035)          (2.84)       (2.23)        3.34         1.54         (.08)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income         (.165)             --         (.20)        (.21)        (.21)        (.17)
 Distributions from Realized Capital Gains       --              --         (.05)        (.01)        (.01)        (.02)
------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                          (.165)             --         (.25)        (.22)        (.22)        (.19)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $7.79          $ 8.99        $11.83       $14.31       $11.19       $ 9.87
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN**                              -11.80%         -24.01%       -15.61%       29.92%       15.60%       -0.77%
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)        $2,884          $2,732        $2,920       $2,570       $1,375         $903
 Ratio of Total Expenses to Average
 Net Assets                                      0%              0%            0%           0%           0%           0%
 Ratio of Net Investment Income to
 Average Net Assets                           1.70%          0.05%+         1.68%        2.04%        2.18%        2.19%
 Turnover Rate                                   5%              2%            3%           1%           2%           0%
------------------------------------------------------------------------------------------------------------------------------

 *The Fund's fiscal year-end changed from December 31 to October 31, effective
  October 31, 2001.
**Total return figures do not reflect the purchase fee (0.5% from November 3, 1997, through March 31, 2000 or 0.75% from January 1, 1997, through
  November 2, 1997).
 +Annualized.

                                                                              33
INVESTING WITH VANGUARD

One or more of the Funds are an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.
- If you have any questions about a Fund or Vanguard, including those about a Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.
- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS

Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS

Contributions, exchanges, or redemptions of a Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.

     In all cases, your transaction will be based on the Fund's next-determined net asset value (NAV) after Vanguard receives your request (or, in the case of new contributions, the next-determined NAV after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m., Eastern time, you will receive that day's NAV. This is known as your TRADE DATE.

EXCHANGES

The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of the Vanguard/(R)/ funds and increase their transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH NON-MONEY-MARKET FUNDS (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from a fund followed by a purchase back into the fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of a fund.

     Before making an exchange to or from another fund available in your plan, consider the following:
- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
- Be sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.
- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

34

ACCESSING FUND INFORMATION BY COMPUTER

VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM

Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.

The Vanguard Group, Vanguard, Plain Talk, STAR, and the ship logo are trademarks of The Vanguard Group, Inc. The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group and any related funds. All other marks are the exclusive property of their respective owners.

                   (THIS PAGE INTENTIONALLY LEFT BLANK.)

                   (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

COUNTRY RISK
The chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.

CURRENCY RISK

The chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INTERNATIONAL STOCK FUND
A mutual fund that invests in the stocks of companies located outside the United States.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                                  [GRAPHIC-SHIP]
                                                           THE VANGUARD GROUP(R)
                                                          Institutional Division
                                                            Post Office Box 2900
                                                     Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about Vanguard International Stock Index Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Funds. There is a separate SAI for Vanguard Developed Markets and Total International Stock Index Funds, which are legally a part of Vanguard(R) STAR(TM) Funds.

The current annual and semiannual reports and the SAIs are incorporated by reference into (and are thus legally a part of) this prospectus. To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Funds' Investment Company Act file number: 811-5972 (811-3919 for Developed Markets and Total International Stock Index Funds)

(C) 2003 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.


                                                                     I072 022003

VANGUARD(R) INTERNATIONAL STOCK INDEX FUNDS

Institutional Shares  - February 28, 2003


This prospectus
contains financial data
for the Funds through
the fiscal year ended
October 31, 2002.


STOCK

                                              VANGUARD EUROPEAN STOCK INDEX FUND
                                               VANGUARD PACIFIC STOCK INDEX FUND
                                      VANGUARD EMERGING MARKETS STOCK INDEX FUND
                             VANGUARD INSTITUTIONAL DEVELOPED MARKETS INDEX FUND




NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VANGUARD INTERNATIONAL STOCK INDEX
Institutional Shares

Prospectus
February 28, 2003


--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

 1 AN INTRODUCTION TO INDEX FUNDS

 2 FUND PROFILES

   2 Vanguard European Stock Index Fund Institutional Shares

   5 Vanguard Pacific Stock Index Fund Institutional Shares

   8 Vanguard Emerging Markets Stock Index Fund Institutional Shares

  12 Vanguard Institutional Developed Markets Index Fund

15 MORE ON THE FUNDS

23 THE FUNDS AND VANGUARD

24 INVESTMENT ADVISER

25 DIVIDENDS, CAPITAL GAINS, AND TAXES

27 SHARE PRICE

27 FINANCIAL HIGHLIGHTS

31 INVESTING WITH VANGUARD

  31 Buying Shares

  33 Converting Shares

  33 Redeeming Shares

  36 Exchanging Shares

  37 Other Rules You Should Know

  39 Fund and Account Updates

  40 Contacting Vanguard

 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk(R) explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE CLASS OVERVIEW

This prospectus offers the Funds' Institutional Shares, which are for investors who do not require special employee benefit plan services and who are willing to invest a minimum of $10 million.

A separate prospectus offers Investor Shares for all of the Vanguard International Stock Index Funds, the investor version of Vanguard Institutional Developed Markets Fund, and Admiral(TM)Shares for the European and Pacific Stock Index Funds. Investor Shares and Admiral Shares have investment minimums of $3,000 ($1,000 for IRAs) and $250,000, respectively.

The Funds' separate share classes have different expenses; as a result, their investment performances will vary.
--------------------------------------------------------------------------------

                                                                               1
AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?

Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or short-term bonds.
     An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or "passively managed") funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse.
     An index fund does not always perform exactly like its target index. Like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

INDEX FUNDS IN THIS PROSPECTUS


Vanguard offers a variety of stock index funds (both U.S. and international) as well as bond and balanced index funds. This prospectus provides information about Vanguard International Stock Index Funds' Institutional Shares and Vanguard Institutional Developed Markets Index Fund. Each Fund seeks to track particular segments of the international stock market.

-------------------------------------------------------------------------------
FUND                                      SEEKS TO TRACK
-------------------------------------------------------------------------------
Vanguard European Stock Index Fund        European stock markets
Vanguard Pacific Stock Index Fund         Australian and Far East stock markets
Vanguard Emerging Markets Stock Index     18 emerging stock markets in Europe,
 Fund                                      Asia, Africa, and Latin America
Vanguard Institutional Developed Markets  European, Australian, and Far East
 Index Fund                                stock markets
-------------------------------------------------------------------------------

     On the following pages, you'll find profiles that summarize the key features of each Fund. Following the profiles, there is important additional information about the Funds.

2

FUND PROFILE--
VANGUARD(R) EUROPEAN STOCK INDEX FUND INSTITUTIONAL SHARES

INVESTMENT OBJECTIVE

The Fund seeks to track the performance of the Morgan Stanley Capital International(R) (MSCI) Europe Index.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"-or indexing-investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI Europe Index. The MSCI(R) Europe Index is made up of approximately 544 common stocks of companies located in 16 European countries--mostly those in the United Kingdom, France, Switzerland, and Germany (which made up 39%, 13%, 11%, and 9%, respectively, of the Index's market capitalization, as of October 31, 2002). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISK

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
- Stock Market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Switzerland, and Germany) involves a higher degree of country risk than that of more geographically diversified international funds.
- Regional risk, which is the chance that an entire region--namely, Europe--will be hurt by political upheaval, financial troubles, or natural disasters.

- Currency risk, the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown.

      ----------------------------------------------------
           ANNUAL TOTAL RETURNS--INSTITUTIONAL SHARES
      ----------------------------------------------------
                        2001    -20.22
                        2002    -17.82
      ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 10.87% (quarter ended December 31, 2002), and the lowest return for a quarter was -22.87% (quarter ended September 30, 2002).
     The table shows how the average annual total returns of the Fund's Institutional Shares compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Institutional Share class and that after-tax returns for other share classes will differ.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                 PERIODS ENDED DECEMBER 31, 2002

                                                                           SINCE
                                                         1 YEAR       INCEPTION*
--------------------------------------------------------------------------------
VANGUARD EUROPEAN STOCK INDEX FUND INSTITUTIONAL SHARES
 Return Before Taxes                                    -17.82%          -15.78%
 Return After Taxes on  Distributions                   -18.55           -16.52
 Return After Taxes on  Distributions and
   Sale of Fund Shares                                  -10.86           -12.49
MSCI EUROPE INDEX (reflects no deduction for
 fees, expenses, or taxes)                              -18.38%          -15.83%
--------------------------------------------------------------------------------
*Since-inception returns are from May 15, 2000--the inception date of the
 Institutional Shares--through December 31, 2002.
--------------------------------------------------------------------------------

4

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2002.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Purchase Fee:                                                        None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.11%
      12b-1 Distribution Fee:                                              None
      Other Expenses:                                                     0.07%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.18%

     The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

                --------------------------------------------------
                   1 YEAR      3 YEARS    5 YEARS      10 YEARS
                --------------------------------------------------
                     $18           $58       $101         $230
                --------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                 MINIMUM INITIAL INVESTMENT
Distributed annually in December            $10 million

INVESTMENT ADVISER                          NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,      EuroInst
since inception
                                            VANGUARD FUND NUMBER
INCEPTION DATE                              235
June 18, 1990; Institutional Shares added
May 15, 2000                                CUSIP NUMBER
                                            922042502
NET ASSETS (ALL SHARE CLASSES) AS OF
OCTOBER 31, 2002                            TICKER SYMBOL
$4.5 billion                                VESIX
--------------------------------------------------------------------------------

                                                                               5
FUND PROFILE--
VANGUARD(R) PACIFIC STOCK INDEX FUND INSTITUTIONAL SHARES

INVESTMENT OBJECTIVE

The Fund seeks to track the performance of the MSCI Pacific Index.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or index--investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI Pacific Index. The MSCI Pacific Index consists of approximately 467 common stocks of companies located in Japan, Australia, Hong Kong, Singapore, and New Zealand. (As of October 31, 2002, Japan made up 74% of the Index's market capitalization.) For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
- Stock Market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. The Index's, and therefore the Fund's, heavy exposure to Japan involves a higher degree of country risk than that of more geographically diversified international funds.

- Regional risk, which is the chance that an entire region--namely, the Pacific region--will be hurt by political upheaval, financial troubles, or natural disasters.

-    Currency risk, the value of a foreign investment, measured in U.S. dollars,
     will  decrease  because  of  unfavorable   changes  in  currency   exchange
     rates.

- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

6

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown.

      ----------------------------------------------------
           ANNUAL TOTAL RETURNS--INSTITUTIONAL SHARES
      ----------------------------------------------------
                        2001    -26.27%
                        2002     -9.19%
      ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 3.51% (quarter ended March 31, 2002), and the lowest return for a quarter was -18.25% (quarter ended September 30, 2001).

     The table shows how the average annual total returns of the Fund's Institutional Shares compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Institutional Share class and that after-tax returns for other share classes will differ.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                 PERIODS ENDED DECEMBER 31, 2002

                                                                           SINCE
                                                       1 YEAR         INCEPTION*
--------------------------------------------------------------------------------
VANGUARD PACIFIC STOCK INDEX FUND
 INSTITUTIONAL SHARES
 Return Before Taxes                                   -9.19%            -20.47%
 Return After Taxes on Distributions                   -9.60             -20.80
 Return After Taxes on Distributions
  and Sale of Fund Shares                              -5.61             -15.80
MSCI PACIFIC INDEX (reflects no
 deduction for fees, expenses, or taxes)               -9.29%            -20.12%
--------------------------------------------------------------------------------
*Since-inception returns are from May 15, 2000--the inception date of the
 Institutional Shares--through December 31, 2002.
--------------------------------------------------------------------------------

                                                                               7
FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2002.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Purchase Fee:                                                        None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.17%
      12b-1 Distribution Fee:                                              None
      Other Expenses:                                                     0.08%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.25%

     The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

                --------------------------------------------------
                   1 YEAR      3 YEARS    5 YEARS      10 YEARS
                --------------------------------------------------
                     $26          $80       $141         $318
                --------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                MINIMUM INITIAL INVESTMENT
Distributed annually in December           $10 million

INVESTMENT ADVISER                         NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,     PacInst
since inception
                                           VANGUARD FUND NUMBER
INCEPTION DATE                             237
June 18, 1990; Institutional Shares added
May 15, 2000                               CUSIP NUMBER
                                           922042403
NET ASSETS (ALL SHARE CLASSES) AS OF
OCTOBER 31, 2002                           TICKER SYMBOL
$1.6 billion                               VPKIX
--------------------------------------------------------------------------------

8

FUND PROFILE--
VANGUARD(R) EMERGING MARKETS STOCK INDEX FUND INSTITUTIONAL SHARES


INVESTMENT OBJECTIVE

The Fund seeks to track the performance of the Select Emerging Markets Free Index.*


*The designation "Free" in the name of the Index refers to the securities that the Index tracks. Some countries restrict foreign investment in certain industries, so the Index includes only stocks that can be bought freely by a fund.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or index--investment approach by investing all, or substantially all, of its assets in the common stocks included in the Select Emerging Markets Free Index. The Select Emerging Markets Free Index includes approximately 473 common stocks of companies located in emerging markets around the world. As of October 31, 2002, the largest markets covered in the Index were South Korea, Taiwan, South Africa, Mexico, and China (which made up 20%, 19%, 17%, 11%, and 9%, respectively, of the Index's market capitalization). Other countries represented in the Index include Argentina, Brazil, the Czech Republic, Hungary, Indonesia, Israel, the Philippines, Poland, Thailand, and Turkey. Beginning in 2003, Chile, India, and Peru will be included in the Index. MSCI administers the Select Emerging Markets Free Index exclusively for Vanguard. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
- Stock Market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. Country risk is especially high for funds that focus on emerging markets. The Index's, and therefore the Fund's, heavy exposure to South Korea, Taiwan, South Africa, Mexico, and China involves a higher degree of country risk than that of more geographically diversified international funds.
- Emerging markets risk, which is the chance that the emerging markets will be substantially more volatile, and substantially less liquid, than the more developed foreign markets.

- Currency risk, the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.
- Investment style risk, which is the chance that returns from small-capitalization foreign stocks will trail returns from other asset classes or the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown.

                ------------------------------------------------------
                     ANNUAL TOTAL RETURNS--INSTITUTIONAL SHARES
                ------------------------------------------------------
                                   2001    -2.74
                                   2002    -7.28
                ------------------------------------------------------
                If applicable shareholder fees were reflected, returns would be less than those shown.
                ------------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 25.23% (quarter ended December 31, 2001), and the lowest return for a quarter was -21.92% (quarter ended September 30, 2001).

     The table shows how the average annual total returns of the Fund's Institutional Shares (including operating expenses and any applicable shareholder fees) compare with those of a relevant market index and the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Institutional Share class and that after-tax returns for other share classes will differ.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

10


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                               PERIODS ENDED DECEMBER 31, 2002
                                                                           SINCE
                                                    1 YEAR            INCEPTION*
--------------------------------------------------------------------------------
VANGUARD EMERGING MARKETS STOCK
 INDEX FUND INSTITUTIONAL SHARES
 Return Before Taxes                                 -8.19%             -11.97%
 Return After Taxes on  Distributions                -8.68              -12.77
   Return After Taxes on
  Distributions and Sale of Fund Shares              -4.90               -9.67
MSCI EMERGING MARKETS FREE INDEX (reflects no
   deduction for fees, expenses, or taxes)           -6.00%             -13.39%
SELECT EMERGING MARKETS FREE INDEX
 (FORMER CALCULATIONS)**(reflects no deduction
  for  fees, expenses, or taxes)                     -7.00              -11.54
SELECT EMERGING MARKETS FREE INDEX
 (UPDATED CALCULATIONS)+
 (reflects no deduction for
 fees, expenses, or taxes)                           -7.04              -11.58
--------------------------------------------------------------------------------


FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2002.

 SHAREHOLDER FEES (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases:                                  None
 Purchase Fee:                                                             0.5%*
 Sales Charge (Load) Imposed on Reinvested Dividends:                       None
 Redemption Fee:                                                          0.5%**

 ANNUAL FUND OPERATING EXPENSES (expenses deducted
   from the Fund's assets)
 Management Expenses:                                                      0.17%
 12b-1 Distribution Fee:                                                    None
 Other Expenses:                                                           0.24%
  TOTAL ANNUAL FUND OPERATING EXPENSES:                                    0.41%
---------------------
 *The purchase fee is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains. **The redemption fee applies to all redemptions (sales or exchanges); it is deducted from redemption proceeds and retained by the Fund.

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem your shares at the end of the given period.

        -------------------------------------------------
          1 YEAR      3 YEARS    5 YEARS      10 YEARS
        -------------------------------------------------
           $144        $238       $341         $643
        -------------------------------------------------

     You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.5% redemption fee would not apply to any of the periods below, as it would to those above):

        -------------------------------------------------
          1 YEAR      3 YEARS    5 YEARS      10 YEARS
        -------------------------------------------------
            $92        $181       $279         $565
        -------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              MINIMUM INITIAL INVESTMENT
Distributed annually in December         $10 million

INVESTMENT ADVISER                       NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,   EmergInst
since inception
                                         VANGUARD FUND NUMBER
INCEPTION DATE                           239
May 4, 1994; Institutional Shares added
June 22, 2000                            CUSIP NUMBER
                                         922042601
NET ASSETS (ALL SHARE CLASSES) AS OF
OCTOBER 31, 2002                         TICKER SYMBOL
$917 million                             VEMIX
--------------------------------------------------------------------------------

12

FUND PROFILE--
VANGUARD(R) INSTITUTIONAL DEVELOPED MARKETS INDEX FUND

INVESTMENT OBJECTIVE

The Fund seeks to track the performance of the MSCI Europe, Australasia, Far East (EAFE) Index.


PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach. The Fund seeks to track the performance of the MSCI EAFE(R) Index by investing in two other Vanguard funds--the European Stock Index Fund Institutional Shares and the Pacific Stock Index Fund Institutional Shares. These other funds have the respective objectives of tracking the MSCI Europe Index and the MSCI Pacific Index, which together make up the MSCI EAFE Index. The Fund allocates all, or substantially all, of its assets between the European Stock Index Fund Institutional Shares and the Pacific Stock Index Fund Institutional Shares, based on the market capitalization of European and Pacific stocks in the MSCI EAFE Index. The MSCI EAFE Index includes approximately 1,011 common stocks of companies located in Europe, Australia, Asia, and the Far East. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Stock Market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.

-    Currency risk, the value of a foreign investment, measured in U.S. dollars,
     will  decrease  because  of  unfavorable   changes  in  currency   exchange
     rates.

- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

                                                                              13
PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown.

      ----------------------------------------------------
           ANNUAL TOTAL RETURNS--INSTITUTIONAL SHARES
      ----------------------------------------------------
                        2001    -22.06%
                        2002    -15.54%
      ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 6.77% (quarter ended December 31, 2002), and the lowest return for a quarter was -19.97% (quarter ended September 30, 2002).
     The table shows how the average annual total returns of the Fund compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                 PERIODS ENDED DECEMBER 31, 2002
                                                                           SINCE
                                                          1 YEAR      INCEPTION*
--------------------------------------------------------------------------------
VANGUARD INSTITUTIONAL DEVELOPED MARKETS INDEX FUND
 Return Before Taxes                                      -15.54%      -17.79%
 Return After Taxes on Distributions                      -16.27       -18.50
 Return After Taxes on Distributions and
  Sale of Fund Shares                                      -9.55       -14.04
MSCI EAFE INDEX (reflects no deduction for fees,
  expenses, or taxes)                                     -15.94%      -17.61%
-------------------------------------------------------------------------------

14

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2002.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None
      Sales Charge (Load) Imposed on Reinvested                           None
      Dividends:
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted
        from the Fund's assets)
      Total Annual Fund Operating Expenses:                              None*
      --------------
     *Although the Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's indirect expense ratio, based on its underlying investments, was 0.20% as of October 31, 2002.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain the same. The results apply whether or not you redeem your investment at the end of the given period.

                --------------------------------------------------
                   1 YEAR      3 YEARS    5 YEARS      10 YEARS
                --------------------------------------------------
                    $20          $64       $113          $255
                --------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                      MINIMUM INITIAL INVESTMENT
Distributed annually in December                 $10 million

INVESTMENT ADVISER                               NEWSPAPER ABBREVIATION
The Fund does not employ an investment adviser,  DevMktInst
but benefits from the investment advisory
services provided to the underlying Vanguard     VANGUARD FUND NUMBER
funds in which it invests.                       234

INCEPTION DATE                                   CUSIP NUMBER
June 1, 2000                                     921909800

NET ASSETS AS OF OCTOBER 31, 2002                TICKER SYMBOL
$261 million                                     VIDMX
--------------------------------------------------------------------------------

                                                                              15
MORE ON THE FUNDS

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

     The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Under normal circumstances, the European Stock Index, Pacific Stock Index, and Emerging Markets Stock Index Funds will invest at least 80% of their assets in the types of stocks indicated by their names. A Fund may change its 80% policy or indexing strategy only upon 60 days' advance notice to shareholders. Note that each Fund's investment objective is not fundamental and may be changed without a shareholder vote.

ADVANTAGES OF INDEX FUNDS

Index funds typically have the following characteristics:
- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
- Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.
- Low cost. Index funds are inexpensive to run compared with actively managed funds. They have no research costs and keep trading activity--and thus brokerage commissions and other transaction costs--to a minimum.

     Compared with actively managed funds, most index funds have lower turnover rates and lower capital gains distributions. However, from time to time, some index funds may pay out higher-than-expected taxable distributions. That's because index funds must adjust their holdings to reflect changes in their target indexes. In some cases, such changes may force an index fund to sell securities that have appreciated in value, thus causing the fund to realize a capital gain that must be distributed to shareholders. A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer. Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies.

16

INDEXING METHODS
In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests.
     REPLICATION METHOD. Many stock funds--but not bond funds--use the replication method of indexing. This means that a fund holds each security found in its target index in about the same proportions as represented in the index itself. For example, if 5% of the Standard & Poor's 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. For bond funds, replication is an inefficient and costly method of indexing, since there is no liquid market for many of the corporate and agency bonds typically found in a broad bond index. The European, Pacific, and Emerging Markets Stock Index Funds employ this method of indexing.

     SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the Wilshire 5000 Index, for example, included more than 5,600 separate stocks as of October 31, 2002), many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, a fund selects, from the target index, a representative sample of securities that will resemble the full target index in terms of key risk factors and other characteristics. For stock funds, these factors include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks.
     "FUND OF FUNDS" METHOD. Yet another indexing approach is to invest in other index funds that seek to track subsets of a target index. The Institutional Developed Markets Index Fund uses this "fund of funds" approach, which can be very cost-effective and efficient. For example, the Institutional Developed Markets Index Fund seeks to track the performance of the MSCI EAFE Index by investing in two other Vanguard funds--the European Stock Index Fund Institutional Shares and the Pacific Stock Index Fund Institutional Shares. These other funds have the respective objectives of tracking the MSCI Europe Index and the MSCI Pacific Index, which together constitute the MSCI EAFE Index. The Institutional Developed Markets Index Fund allocates its assets between the European Stock Index Fund Institutional Shares and the Pacific Stock Index Fund Institutional Shares, based on the market capitalization of European and Pacific stocks in the MSCI EAFE Index.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                "FUND OF FUNDS"

The term "fund of funds" is used to describe a mutual fund that pursues its objective by investing in other mutual funds, rather than in individual stocks or bonds. A fund of funds may charge for its own direct expenses, in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. A fund of funds is best suited for long-term investors.
--------------------------------------------------------------------------------

                                                                              17
MARKET EXPOSURE

To track their target indexes as closely as possible, the European, Pacific, and Emerging Markets Stock Index Funds attempt to remain fully invested in foreign stocks included in their particular indexes. The Institutional Developed Markets Index Fund normally holds 100% of its assets in shares of its underlying funds.

     Because they invest mainly in foreign stocks, the Funds are subject to certain risks.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                             INTERNATIONAL INVESTING

Because foreign stock and bond markets operate differently from the U.S. market, Americans investing abroad will encounter risks not typically associated with U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U.S. companies, and their stocks may not be as liquid as those of similar U.S. firms. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively affect the returns U.S. investors receive from foreign investments.
--------------------------------------------------------------------------------

[FLAG] EACH FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

          IN ADDITION, INVESTMENTS IN FOREIGN STOCK MARKETS CAN BE RISKIER THAN U.S. STOCK INVESTMENTS. THE PRICES OF INTERNATIONAL STOCKS AND THE PRICES OF U.S. STOCKS HAVE, AT TIMES, MOVED IN OPPOSITE DIRECTIONS.

     To illustrate the volatility of international stock prices, the following table shows the best, worst, and average total returns for foreign stock markets over various periods as measured by the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

                ----------------------------------------------------------
                     INTERNATIONAL STOCK MARKET RETURNS (1969-2002)
                ----------------------------------------------------------
                                     1 YEAR  5 YEARS  10 YEARS    20 YEARS
                ----------------------------------------------------------
                Best                  69.4%    36.1%     22.0%      15.5%
                Worst                -23.4     -2.9       4.0       11.0
                Average               11.5     11.7      12.7       13.5
                ----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1969 through 2002. These average returns reflect past performance on international stocks; you should not regard them as an indication of future returns from either foreign markets as a whole or these Funds in particular.

18

     Note that the MSCI EAFE Index does not take into account returns for emerging markets, which can be substantially more volatile, and substantially less liquid, than the more developed markets included in the Index. In addition, because the MSCI EAFE Index tracks the European and Pacific markets collectively, the above returns do not reflect the variability of returns for these markets individually. To illustrate this variability, the following table shows returns for different international markets--as well as the U.S. market for comparison--from 1993 through 2002, as measured by their respective indexes. Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

--------------------------------------------------------------------------------------------
                       STOCK MARKET RETURNS FOR DIFFERENT MARKETS*
--------------------------------------------------------------------------------------------
                           EUROPEAN           PACIFIC           EMERGING                U.S.
                             MARKET            MARKET          MARKETS**              MARKET
--------------------------------------------------------------------------------------------
1993                         29.88%            36.21%             74.84%              10.08%
1994                          2.72             12.76              -7.32                1.32
1995                         21.95              2.95              -0.01               37.58
1996                         21.09             -8.30              15.22               22.96
1997                         23.80            -25.87             -16.36               33.36
1998                         28.53              2.72             -18.39               28.58
1999                         15.89             56.65              60.88               21.04
2000                         -8.39            -25.78             -27.94               -9.10
2001                        -19.90            -25.40              -2.80              -11.89
2002                        -18.38             -9.29              -7.04              -22.10
--------------------------------------------------------------------------------------------

 *European market returns are measured by the MSCI Europe Index; Pacific market returns are measured by the MSCI Pacific Index; emerging markets returns are measured by the Select Emerging Markets Free Index; and U.S. market returns are measured by the Standard & Poor's 500 Index.
**The inception date of the Select Emerging Markets Free Index was May 4, 1994;
 returns shown for 1993 and 1994 are measured by the MSCI Emerging Markets Free Index.
--------------------------------------------------------------------------------

     Keep in mind that these returns reflect past performance of the various indexes; you should not consider them as an indication of future returns from the indexes, or from these Funds in particular.

[FLAG] EACH FUND IS SUBJECT TO COUNTRY RISK AND CURRENCY  RISK.  COUNTRY RISK IS
     THE CHANCE THAT DOMESTIC EVENTS--SUCH AS POLITICAL UPHEAVAL, FINANCIAL TROUBLES, OR NATURAL DISASTERS--WILL WEAKEN A COUNTRY'S SECURITIES MARKET. CURRENCY RISK IS THE CHANCE THAT THE VALUE OF A FOREIGN INVESTMENT, MEASURED IN U.S. DOLLARS, WILL DECREASE BECAUSE OF UNFAVORABLE CHANGES IN CURRENCY EXCHANGE RATES.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                 REGIONAL VERSUS BROAD INTERNATIONAL INVESTING

Regional funds are international funds that invest in a particular geographical region, such as Europe or the Pacific Basin. Because they concentrate their holdings in a single region, these funds typically have higher share-price volatility than broadly diversified international stock funds (which, by investing in many different foreign markets, may offset losses from one country with gains from another at any given time).
--------------------------------------------------------------------------------

     EUROPEAN STOCK INDEX FUND. Stocks from the United Kingdom, France, Switzerland, and Germany constituted 39%, 13%, 11%, and 9%, respectively, of the MSCI Europe Index, as of October 31, 2002. Stocks from the remaining 12 countries have much less significant market-capitalization weightings in the Index and thus much less impact on the Fund's total return. The Fund's heavy exposure to just four countries involves a higher degree of country risk than that of more geographically diversified international funds. As of October 31, 2002, the Fund had a median market capitalization of $24.6 billion.
     PACIFIC STOCK INDEX FUND. Japanese stocks constituted approximately 74% and Australian stocks constituted about 17% of the MSCI Pacific Index as of October 31, 2002. Therefore, Japanese and Australian stocks represent correspondingly large components of the Pacific Stock Index Fund's assets. The Fund's large investment in the Japanese stock market involves a higher degree of country risk than that of more geographically diversified international funds. As of October 31, 2002, the Fund had a median market capitalization of $7.4 billion.
     EMERGING MARKETS STOCK INDEX FUND. As discussed previously, emerging markets can be substantially more volatile, and substantially less liquid, than both U.S. and more developed foreign markets. Additionally, the small-capitalization stocks in which the Emerging Markets Stock Index Fund typically invests often perform quite differntly from the large-cap stocks that dominate the overall stock market. Therefore, the Fund may expose investors to a higher degree of volatility and illiquidity than funds that invest in more developed markets or larger-capitalization stocks. As of October 31, 2002, the Fund had a median market capitalization of $254 billion.
     INSTITUTIONAL DEVELOPED MARKETS INDEX FUND. As a fund of funds, the Institutional Developed Markets Index Fund invests all, or substantially all, of its assets in Institutional Shares of the European and Pacific Stock Index Funds; indirectly, its country risk will proportionately mirror that of the European and Pacific Stock Index Funds. As of October 31, 2002, the Fund had a median market capitalization of $19.3 billion.
     The target indexes tracked by Vanguard's International Stock Index Funds are broadly diversified. Similarly, the funds that track these indexes are broadly diversified, holding stocks of hundreds of companies across many different industry sectors. It is possible that a fund's target index, in the future, could become less diversified if the index's largest companies significantly increase in value relative to the index's other components. In an extreme situation, a fund tracking such an index might no longer meet the legal definition of "diversified." For this reason, Vanguard's International Stock Index Funds are classified as "non-diversified." However, each of these funds, from inception to the date of this prospectus, in actuality has been diversified, and Vanguard expects them to continue to be diversified.

SECURITY SELECTION
In seeking to track their target indexes, the European Stock Index, Pacific Stock Index, and Emerging Markets Stock Index Funds invest in portfolios of foreign stocks selected in a manner that mirrors the weightings of their target indexes. The Institutional Developed Markets Index Fund simply invests in the Institutional Shares of the European and Pacific Stock Index Funds. Under normal conditions, the Institutional Developed Markets Index Fund will invest at least 80%, and usually all or substantially all, of its assets in these funds or other Vanguard funds that use an indexing strategy to invest in stocks of developed markets. Please see each Fund's "Primary Investment Strategies" for descriptions of the markets in which it invests.

20


     EUROPEAN STOCK INDEX FUND. The Fund invests in the common stocks included in the MSCI Europe Index, which is made up of approximately 544 common stocks of companies located in 16 European countries. Four countries--the United Kingdom, France, Switzerland, and Germany--dominate the Index. These four countries made up 39%, 13%, 11%, and 9%, respectively, of the Index's market capitalization as of October 31, 2002. The other 12 countries--Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden--are much less significant to the Index and, consequently, to the Fund. Under normal conditions, the Fund will invest at least 80%, and usually all or substantially all, of its assets in European stocks.
     PACIFIC STOCK INDEX FUND. The Fund invests in the common stocks included in the MSCI Pacific Index, which is made up of approximately 467 common stocks of Pacific Basin companies. The Index is dominated by the Japanese stock market, which represented 74% of the Index's market capitalization as of October 31, 2002. The other four countries represented in the Index are Australia, Hong Kong, New Zealand, and Singapore. Under normal conditions, the Fund will invest at least 80%, and usually all or substantially all, of its assets in Pacific stocks.
     EMERGING MARKETS STOCK INDEX FUND. The Fund invests in the common stocks included in the Select Emerging Markets Free Index, which is made up of approximately 473 common stocks of companies located in emerging markets of Europe, Asia, Africa, and Latin America.
     As of October 31, 2002, 5 of the 15 countries--South Korea, Taiwan, South Africa, Mexico, and China--collectively represented a majority of the Select Index, with 20%, 19%, 17%, 11%, and 9%, respectively, of the Index's market capitalization. The other ten countries were Argentina, Brazil, the Czech Republic, Hungary, Indonesia, Israel, the Philippines, Poland, Thailand, and
Turkey. The Index is called "select" because it is modeled on a larger index--the MSCI Emerging Markets Free Index--but with certain adjustments designed to reduce risk. As of October 31, 2002, the Select Index excluded certain countries found in the MSCI Emerging Markets Free Index--Chile, Colombia, India, Jordan, Malaysia, Pakistan, Peru, Russia, Sri Lanka, and Venezuela--because of concerns about liquidity, repatriation of capital, or entry barriers in those markets.
     MSCI administers the Select Index exclusively for Vanguard and periodically adjusts the list of included countries to keep pace with evolution in world markets. Chile, India, and Peru are the newest additions (as of 2003) and bring the total number of emerging markets to 18 (such adjustments are made on a forward-looking basis, so past performance of the Select Index always reflects actual country representation during the relevant period.) Under normal conditions, the Fund will invest at least 80%, and usually all, or substantially all, of its assets in stocks of emerging markets.

     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.

                                                                              21
PURCHASE AND REDEMPTION FEES

Some Vanguard index funds charge a purchase fee on purchases of their shares, including shares purchased by exchange from other Vanguard funds. Some Vanguard index funds also charge a redemption fee on the redemption of their shares. Funds incur trading costs when they invest new cash or sell securities to meet redemption requests; these costs run higher for funds that invest in small-company or international stocks. Purchase and redemption fees ensure that trading costs are borne by the shareholder responsible for the transaction. Without these fees, high trading costs would prevent some funds from tracking their target indexes so closely.

     At Vanguard, all purchase and redemption fees are paid directly to the fund itself (unlike sales charges or loads that non-Vanguard funds may impose to compensate their sales representatives). Purchases that result from reinvested dividends or capital gains are not subject to purchase fees.


OTHER INVESTMENT POLICIES AND RISKS

Besides investing in stocks of foreign companies, each Fund may make certain other kinds of investments to achieve its objective. Each Fund may change its objective without shareholder approval. Each Fund reserves the right to substitute a different index for the index it currently tracks. This could happen if the current index were discontinued, if the Fund's agreement with the sponsor of its target index were terminated, or for any other reason determined in good faith by the Fund's board of trustees. In any such instance, the substitute index would measure the same general markets as the current index.

[FLAG] EACH FUND MAY INVEST,  TO A LIMITED EXTENT,  IN DERIVATIVES.  DERIVATIVES
     MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.

     The Funds may also invest in stock futures and options contracts, warrants, convertible securities, and swap agreements, all of which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset).
     The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. In addition, each Fund's obligation under futures contracts will not exceed 20% of its total assets.

22


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily.
Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------


     Each Fund may enter into forward foreign currency exchange contracts in order to maintain the same currency exposure as its respective index. A forward foreign currency exchange contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. These contracts will not, however, prevent the Funds' securities from falling in value during foreign market downswings. The Funds may use these contracts to gain currency exposure when investing in stock index futures and to settle trades in a foreign currency.

COSTS AND MARKET-TIMING

Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.

-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.

     See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------


TURNOVER RATE


Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. Generally, index-oriented funds sell securities only in response to redemption requests or changes in the composition of a target index. Because of this, the turnover rate for each Fund has been extremely low. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of October 31, 2002, the average turnover rate for passively managed foreign index funds was approximately 25%; for all foreign stock funds, the average turnover rate was approximately 103%, according to Morningstar, Inc.
--------------------------------------------------------------------------------


THE FUNDS AND VANGUARD


The Funds are offered by The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets worth more than $550 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.
     Vanguard Institutional Developed Markets Index Fund indirectly bears a proportionate share of the expenses of the underlying funds in which it invests. However, its direct expenses are expected to be very low or zero. The Institutional Developed Markets Index Fund may operate without incurring direct expenses because Vanguard will reimburse it for (i) its contributions to the cost of operating the underlying funds in which it invests, and (ii) savings in administrative and marketing costs that Vanguard expects to derive from its operation.

24

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as adviser to the Funds through its Quantitative Equity Group. (The Institutional Developed Markets Index Fund receives advisory services indirectly, by investing in other funds.) As of October 31, 2002, Vanguard served as adviser for about $398 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.
     For the fiscal year ended October 31, 2002, the advisory expenses of the European, Pacific, and Emerging Markets Stock Index Funds represented an effective annual rate of 0.01% or less of each Fund's average net assets.
     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Funds' securities and to seek to obtain the best available price and most favorable execution for all transactions. Also, the board of trustees may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates paid to the Fund as well as brokerage or research services provided to the adviser.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The manager primarily responsible for overseeing the European, Pacific, and Emerging Markets Stock Index Funds' investments is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS

Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any capital gains realized from the sale of its holdings or (for the Institutional Developed Markets Index Fund only) received as capital gains distributions from the underlying funds. Distributions generally occur in December. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.
--------------------------------------------------------------------------------

BASIC TAX POINTS

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you for federal income tax purposes, whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

- The European, Pacific, and Emerging Markets Stock Index Funds each may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that the Fund receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of a Fund's foreign tax obligations, provided that you meet certain requirements. Because the Institutional Developed Markets Index Fund invests in foreign stocks indirectly through the European and Pacific Stock Index Funds, its investors are not able to benefit directly from foreign tax credits. However, their investors are able to benefit indirectly from foreign tax deductions. See your tax adviser or IRS publications for more information.

- Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

26

GENERAL INFORMATION

BACKUP WITHHOLDING. By law, Vanguard must withhold 30% of any taxable distributions or redemptions from your account if you do not:
-    Provide us with your correct taxpayer identification number;
-    Certify that the taxpayer  identification  number is correct; and
- Confirm that you are not subject to backup withholding. Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

--------------------------------------------------------------------------------

                                PLAIN TALK ABOUT
                              "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change).
You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

                                                                              27
SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share for the European, Pacific, and Emerging Markets Stock Index Funds is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. NAV per share for the Institutional Developed Markets Index Fund is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund's foreign securities trade on foreign markets that are open.

     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.

     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Institutional Shares' financial performance for the periods shown, and certain information reflects financial results for a single Institutional Share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Institutional Shares (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by
PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

28

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the European Stock Index Fund's Institutional Shares as an example. The Institutional Shares began fiscal year 2002 with a net asset value (price) of $19.52 per share. During the year, each Institutional Share earned $0.414 from investment income (interest and dividends). There was a decline of $3.015 per share in the value of investments held or sold by the Fund, resulting in a net decline of $2.601 per share from investment operations.

Shareholders received $0.459 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the year was $16.46, reflecting losses of $2.601 per share and distributions of $0.459 per share. This was a decrease of $3.06 per share (from $19.52 at the beginning of the year to $16.46 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was -13.71% for the year.

As of October 31, 2002, the Institutional Shares had $311 million in net assets. For the year, the expense ratio was 0.18% ($1.80 per $1,000 of net assets), and the net investment income amounted to 2.46% of average net assets. The Fund sold and replaced securities valued at 15% of its net assets.
--------------------------------------------------------------------------------

EUROPEAN STOCK INDEX FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
                                            YEAR
                                           ENDED      JAN. 1 TO         MAY 15**
                                        OCT. 31,       OCT. 31,      TO DEC. 31,
                                            2002          2001*             2000
--------------------------------------------------------------------------------
NET ASSET VALUE,  BEGINNING OF PERIOD     $19.52         $25.99           $27.22
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                     .414           .390            .172
  Net Realized and Unrealized
    Gain (Loss) on Investments            (3.015)        (6.848)          (.965)
--------------------------------------------------------------------------------
    Total from Investment Operations      (2.601)        (6.458)          (.793)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income     (.459)         (.012)          (.437)
  Distributions from Realized Capital Gains   --             --              --
--------------------------------------------------------------------------------
    Total Distributions                    (.459)         (.012)          (.437)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $16.46         $19.52          $25.99
================================================================================
TOTAL RETURN                             -13.71%        -24.85%           -2.89%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)      $311           $248             $284
  Ratio of Total Expenses to
  Average Net Assets                       0.18%         0.20%+           0.20%+
  Ratio of Net Investment Income
  to Average Net Assets                    2.46%         2.13%+           1.19%+
 Turnover Rate                               15%             3%               8%
--------------------------------------------------------------------------------

 *The Fund's fiscal year-end changed from December 31 to October 31, effective
  October 31, 2001.
**Inception.
 +Annualized.

PACIFIC STOCK INDEX FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
                                            YEAR
                                           ENDED      JAN. 1 TO         MAY 15**
                                        OCT. 31,       OCT. 31,      TO DEC. 31,
                                            2002          2001*             2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $6.79          $8.95          $11.10
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                     .081            .08            .052
  Net Realized and Unrealized Gain
    (Loss) on Investments                  (.923)         (2.24)         (2.071)
--------------------------------------------------------------------------------
    Total from Investment Operations       (.842)         (2.16)         (2.019)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income      (.038)            --           (.131)
 Distributions from Realized Capital Gains    --             --              --
--------------------------------------------------------------------------------
 Total Distributions                       (.038)            --           (.131)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $5.91          $6.79           $ 8.95
================================================================================
TOTAL RETURN                             -12.44%        -24.13%          -18.19%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)       $131            $90             $102
  Ratio of Total Expenses
    to Average Net Assets                  0.25%         0.29%+           0.29%+
  Ratio of Net Investment Income
   to Average Net Assets                   1.20%         1.18%+           0.79%+
 Turnover Rate                               20%             2%               6%
--------------------------------------------------------------------------------

 *The Fund's fiscal year-end changed from December 31 to October 31, effective
  October 31, 2001.
**Inception.
 +Annualized.


EMERGING MARKETS STOCK INDEX FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
                                            YEAR
                                           ENDED      JAN. 1 TO         JUNE22**
                                        OCT. 31,       OCT. 31,       TO DEC.31,
                                            2002          2001*             2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $7.29          $8.84           $11.16
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                      .165           .200             .021
 Net Realized and Unrealized Gain
  (Loss) on Investments                     .246          (1739)         (2.126)
--------------------------------------------------------------------------------
Total from Investment Operations            .411         (1.539)         (2.105)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income      (.211)         (.011)          (.215)
 Distributions from Realized Capital Gains    --             --              --
--------------------------------------------------------------------------------
    Total Distributions                    (.211)         (.011)          (.215)
 -------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $7.49          $7.29            $8.84
--------------------------------------------------------------------------------
TOTAL RETURN+                              5.40%        -17.42%          -18.86%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)       $76            $65              $19
  Ratio of Total Expenses
    to Average Net Assets                  0.41%        0.45%++          0.45%++
  Ratio of Net Investment Income
    to Average Net Assets                  1.85%        2.75%++          1.34%++
  Turnover Rate                              65%            23%              40%
--------------------------------------------------------------------------------

 *The Fund's fiscal year-end changed from December 31 to October 31, effective
  October 31, 2001.
**Inception.
 +Total return figures do not reflect the 0.5% fee imposed on purchases and redemptions.
++Annualized.

30


INSTITUTIONAL DEVELOPED MARKETS INDEX FUND
--------------------------------------------------------------------------------
                                      YEAR ENDED      JAN. 1 TO         JUNE 1**
                                        OCT. 31,       OCT. 31,      TO DEC. 31,
                                            2002          2001*             2000
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                       $6.78          $9.01          $10.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                      .132             --             .15
 Capital Gain Distributions  Received         --             --              --
 Net Realized and Unrealized Gain
  (Loss) on Investments                    (.020)         (2.23)           (.99)
--------------------------------------------------------------------------------
 Total from Investment Operations          (.888)         (2.23)           (.84)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income     (.132)            --            (.15)
  Distributions from
   Realized Capital Gains                     --             --              --
--------------------------------------------------------------------------------
     Total Distributions                   (.132)            --            (.15)
--------------------------------------------------------------------------------
NET ASSET VALUE, END  OF PERIOD            $5.76          $6.78           $ 9.01
================================================================================
TOTAL RETURN                             -13.41%        -24.75%           -8.38%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of  Period (Millions)      $261           $206             $171
 Ratio of Total Expenses to Average
    Net Assets                                0%             0%               0%
 Ratio of Net   Investment Income to
   Average Net Assets                      1.75%         0.05%+           1.74%+
 Turnover Rate                                9%             3%               3%
--------------------------------------------------------------------------------

 *The Fund's fiscal year-end changed from December 31 to October 31, effective
  October 31, 2001.
**Inception.
 +Annualized.

--------------------------------------------------------------------------------
 INVESTING WITH VANGUARD

This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, Investing Made Easy, provides information that will help individual investors make the most of their relationship with Vanguard. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions at the end of this section.

                                  BUYING SHARES
                                CONVERTING SHARES
                                REDEEMING SHARES
                                EXCHANGING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
--------------------------------------------------------------------------------

BUYING SHARES

ACCOUNT MINIMUMS
TO OPEN AND MAINTAIN AN ACCOUNT: $10 million. Vanguard Institutional clients may meet the minimum investment amount by aggregating up to three separate accounts in the same Fund. This exception does not apply to clients receiving special administrative services from Vanguard, nor does this exception apply to omnibus accounts maintained by financial intermediaries.

TO ADD TO AN EXISTING ACCOUNT: $100 by mail, exchange, or Fund Express; $1,000 by wire.

Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

HOW TO BUY SHARES

ONLINE: You can open certain types of accounts or buy shares in an existing account through our website at www.vanguard.com.

BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group--Fund number. For a list of Fund numbers and addresses, see Contacting Vanguard.

BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard(R) fund. See Exchanging Shares and Other Rules You Should Know.

BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.

BY FUND EXPRESS(R) (AUTOMATIC OR SPECIAL PURCHASES): You can purchase shares by electronically transferring money from a previously designated bank account. To establish this option, you must complete a special form or the appropriate section of your account registration.

32

PURCHASE FEES
Each Fund reserves the right to deduct purchase fees from all share purchases, including shares purchased by exchange from other Vanguard funds. These fees, which do not apply to shares purchased through reinvested dividends and capital gains, currently are assessed as follows:

 European Stock Index Fund Institutional Shares--None
 Pacific Stock Index Fund Institutional Shares--None

 Emerging Markets Stock Index Fund Institutional Shares--0.5%
 Institutional Developed Markets Index Fund--None

YOUR PURCHASE PRICE

ONLINE, BY CHECK, BY EXCHANGE, OR BY WIRE: You buy shares at a fund's NAV determined as of your TRADE DATE. For all Vanguard funds (except money market funds), purchases received at Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) receive a trade date of the same day, and purchases received after that time receive a trade date of the first business day following the date of receipt. For money market funds, the trade date depends on the method of payment for the purchase.
BY FUND EXPRESS: For all Vanguard funds, Fund Express instructions received at Vanguard before the close of regular trading on the Exchange will result in a purchase that occurs on and receives a trade date of the next business day (two business days later for money market funds).


PURCHASE RULES YOU SHOULD KNOW

^CHECK PURCHASES. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. Vanguard does not accept cash, traveler's checks, or money orders. In addition, to protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
^NEW ACCOUNTS. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right to close your account or take such other steps as we deem reasonable.

^LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).

^FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund, at any time, for any reason.

CONVERTING SHARES

ANY CONVERSION BETWEEN CLASSES OF SHARES OF THE SAME FUND IS A NONTAXABLE EVENT.

PRICING OF SHARE CLASS CONVERSIONS
If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total value of your "old" shares will equal the total value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total value of your "new" shares as compared with that of your "old" shares.

CONVERSION FROM INVESTOR SHARES OR ADMIRAL SHARES You may convert Investor Shares or Admiral(TM) Shares into Institutional Shares of the same Fund (if available), provided that your account balance in the Fund is at least $10 million.

MANDATORY CONVERSIONS INTO INVESTOR SHARES OR ADMIRAL SHARES
If an investor no longer meets the requirements for Institutional Shares, the Fund may convert the investor's Institutional Shares into Investor Shares or Admiral Shares, as appropriate. A decline in the investor's account balance because of market movement may result in such a conversion. The Fund will notify the investor in writing before any mandatory conversion into Investor Shares or Admiral Shares.

REDEEMING SHARES

HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.

ONLINE: Request a redemption through our website at www.vanguard.com.

BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.

BY FUND EXPRESS: If you've established the Fund Express option on your account, you can redeem shares by electronically transferring your redemption proceeds to a previously designated bank account. The Fund Express option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration.

34

REDEMPTION FEES
The Emerging Markets Stock Index Fund charges a 0.5% redemption fee on all shares redeemed by selling, by exchanging to another fund, or by application of the low-balance account closure policy. The fee is withheld from redemption proceeds and retained by the Fund. From time to time, the Fund may waive or modify redemption fees for certain categories of investors.

YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

TYPES OF REDEMPTIONS

^CHECK REDEMPTIONS. Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.
^EXCHANGE REDEMPTIONS. You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. See Exchanging Shares and Other Rules You Should Know.
^FUND EXPRESS REDEMPTIONS. Proceeds of shares redeemed by Fund Express will be credited to your bank account two business days after your trade date.
^WIRE REDEMPTIONS. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions are not available for Vanguard's balanced or stock funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. A $5 fee applies to wire redemptions under $5,000. Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m. (2 p.m. for Vanguard(R) Prime Money Market Fund), Eastern time, the redemption proceeds will leave Vanguard by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day. Bond
Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.

REDEMPTION RULES YOU SHOULD KNOW
^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts. ^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.

^RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).
^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee.

^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).

^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.

36

EXCHANGING SHARES

All open Vanguard funds accept exchange requests online (through your account registered with Vanguard.com), by telephone, or by mail. However, because excessive exchanges can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard places certain limits on the exchange privilege.


If you are exchanging into or out of the U.S. STOCK INDEX FUNDS, INTERNATIONAL STOCK INDEX FUNDS, REIT INDEX FUND, BALANCED INDEX FUND, CALVERT SOCIAL INDEX
FUND, INTERNATIONAL GROWTH FUND, INTERNATIONAL VALUE FUND, INTERNATIONAL EXPLORER(TM) FUND, or GROWTH AND INCOME FUND, these limits generally are as follows:
- No online or telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days. Any exchange request placed during these hours will not be accepted. On days when the New York Stock Exchange is scheduled to close early, this end-of-day restriction will be adjusted to begin 11^2 hours prior to the scheduled close. (For example, if the New York Stock Exchange is scheduled to close at 1 p.m., Eastern time, the cutoff for online and phone exchanges will be 11:30 a.m., Eastern time.)
- No more than two exchanges OUT of a fund may be requested online or by telephone within any 12-month period.

     For ALL OTHER VANGUARD FUNDS, the following limits generally apply:
- No more than two substantive "round trips" through a non-money-market fund during any 12-month period. A "round trip" is a redemption OUT of a fund (by any means) followed by a purchase back INTO the same fund (by any means). "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect management of the fund.
-    Round trips must be at least 30 days apart.

     Please note that Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. Vanguard also reserves the right to waive or modify the exchange privilege for certain categories of investors. In the event of a conflict between the exchange-privilege limitations of two funds, the stricter policy will apply to the transaction.

                                                                              37
OTHER RULES YOU SHOULD KNOW

VANGUARD.COM(R)
^REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
^SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit online exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Bal anced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

TELEPHONE TRANSACTIONS
^AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.

^TELE-ACCOUNT(R). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a Personal Identification Number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.

^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
-    Ten-digit account number.
-    Complete owner name and address.
-    Primary Social Security or employer identification number.
-    Personal Identification Number (PIN), if applicable.
^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.

^SOME VANGUARD FUNDS DO NOT PERMIT TELEPHONE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

38

WRITTEN INSTRUCTIONS
^"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
 - The fund name and account number.

-    The amount of the transaction (in dollars, shares, or percent).
-    Authorized signatures, as registered on the account.

-    Signature guarantees, if required for the type of transaction.*
-    Any supporting legal documentation that may be required.

*For instance, signature guarantees must be provided by all registered account owners when redemption proceeds are to be sent to a different person or address. Call Vanguard for specific signature-guarantee requirements.

ACCOUNTS  WITH MORE THAN ONE OWNER
In the case of an account with more than one owner, Vanguard will accept telephone or written instructions from any owner unless all owners specifically instruct us otherwise.

RESPONSIBILITY FOR FRAUD

Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS

You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.

LOW-BALANCE ACCOUNTS

Each Fund (except Vanguard Institutional Developed Markets Index Fund) reserves the right to convert an investor's Institutional Shares into Investor Shares or Admiral Shares of the Fund if the investor's fund account balance falls below the minimum initial investment.
     Vanguard Institutional Developed Markets Index Fund reserves the right to redeem an investor's shares if the investor's fund account balance falls below the minimum initial investment.

     Any such conversion or redemption will be preceded by written notice to the investor. No purchase or redemption fee will be imposed on share-class conversions.

FUND AND ACCOUNT UPDATES

CONFIRMATION STATEMENTS
We will send you a statement confirming the trade date and amount of your transaction when you buy, sell, or exchange shares.

PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

AVERAGE-COST REVIEW STATEMENTS
For most taxable accounts, average-cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average-cost single-category method, which is one of the methods established by the IRS.

40
ANNUAL AND SEMIANNUAL REPORTS

Financial reports about Vanguard International Stock Index Funds will be mailed twice a year, in June and December. These comprehensive reports include overviews of the financial markets and specific information concerning the
Funds:

-    Performance assessments with comparisons to industry benchmarks.
-    Financial statements with detailed listings of the Funds' holdings.

     To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one copy of the Fund report to that address, instead of mailing separate reports to each shareholder, unless you contact our Client Services Department in writing, by telephone, or by e-mail and instruct us otherwise.
     Vanguard can deliver your Fund reports electronically, if you prefer. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of Fund reports by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and we will send paper copies of Fund reports within 30 days of receiving your notice.


CONTACTING VANGUARD

ONLINE

VANGUARD.COM
-    Your best source of Vanguard news
-    For fund, account, and service information
-    For most account transactions
-    For literature requests
-    24 hours per day, 7 days per week

VANGUARD TELE-ACCOUNT(R)
1-800-662-6273
(ON-BOARD)
-    For automated fund and account information
- For redemptions by check, exchange (subject to certain limitations), or wire
-    Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at
1-800-952-3335)
-    For fund and service information
-    For literature requests
-    Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at
1-800-749-7273)
-    For account information
-    For most account transactions
-    Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
-    For information and services for large institutional investors
-    Business hours only

VANGUARD ADDRESSES

REGULAR MAIL (INDIVIDUALS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGISTERED, EXPRESS, OR OVERNIGHT MAIL:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBERS

Please use the specific fund number when contacting us about:

 Vanguard European Stock Index Fund Institutional Shares--235
 Vanguard Pacific Stock Index Fund Institutional Shares--237
 Vanguard Emerging Markets Stock Index Fund Institutional Shares--239 Vanguard Institutional Developed Markets Index Fund--234




The Vanguard Group, Vanguard, Vanguard.com, Plain Talk, Admiral, Vanguard Fund Express, Fund Express, Vanguard Tele-Account, Tele-Account, STAR, Explorer, and the ship logo are trademarks of The Vanguard Group, Inc. The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group and any related funds. Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by the Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the Fund. All other marks are the exclusive property of their respective owners.

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

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

COUNTRY RISK
The chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.

CURRENCY RISK

The chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INTERNATIONAL STOCK FUND
A mutual fund that invests in the stocks of companies located outside the United States.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                                  [GRAPHIC-SHIP]
                                                              THE VANGUARD GROUP
                                                            Post Office Box 2900
                                                     Valley Forge, PA 19482-2600


FOR MORE INFORMATION
If you'd like more information about Vanguard International Stock Index Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Funds. There is a separate SAI for Vanguard Institutional Developed Markets Index Fund, which is legally a part of Vanguard(R) STAR(TM) Funds.

The current annual and semiannual reports and the SAIs are incorporated by reference into (and are thus legally a part of) this prospectus.

     To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

If you are an individual investor:
THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

If you are a client of Vanguard's Institutional Division:
THE VANGUARD GROUP
INSTITUTIONAL INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-888-809-8102

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Fund's Investment Company Act file number: 811-5972 (811-3919 for Institutional Developed Markets Index Fund).

(C) 2003 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.


I235 022003

                                     PART B


                            VANGUARD(R) STAR FUNDS
                                  (THE TRUST)


                       STATEMENT OF ADDITIONAL INFORMATION
                                FEBRUARY 28, 2003

This Statement is not a prospectus but should be read in conjunction with the Trust's current Prospectuses dated February 28, 2003. To obtain, without charge, a Prospectus or the most recent Annual Reports to Shareholders, which contains the Funds' financial statements as hereby incorporated by reference, please call:



                         INVESTOR INFORMATION DEPARTMENT
                              1-800-662-7447(SHIP)



                                TABLE OF CONTENTS
                                                                 PAGE
DESCRIPTION OF THE TRUST.........................................B-1
FUNDAMENTAL INVESTMENT LIMITATIONS...............................B-3
INVESTMENT POLICIES..............................................B-4
MANAGEMENT OF THE FUNDS..........................................B-27
INVESTMENT ADVISORY SERVICES.....................................B-31
PORTFOLIO TRANSACTIONS...........................................B-42
PURCHASE OF SHARES...............................................B-42
REDEMPTION OF SHARES.............................................B-43
SHARE PRICE......................................................B-43
YIELD AND TOTAL RETURN...........................................B-43
FINANCIAL STATEMENTS.............................................B-48
COMPARATIVE INDEXES..............................................B-48
DESCRIPTION OF BOND CREDIT RATINGS...............................B-55


                            DESCRIPTION OF THE TRUST


ORGANIZATION

The Trust was organized as a Pennsylvania business trust in 1983, and was reorganized as a Delaware statutory trust in June 1998. The Trust is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as an open-end non-diversified management investment company. It currently offers the following Funds, each of which has outstanding one class of shares:


                   Vanguard(R) Developed Markets Index Fund
            Vanguard(R) Institutional Developed Markets Index Fund Vanguard(R) LifeStrategy(R) Conservative Growth Fund
                  Vanguard(R) LifeStrategy(R) Growth Fund
                  Vanguard(R) LifeStrategy(R) Income Fund
              Vanguard(R) LifeStrategy(R) Moderate Growth Fund
                          Vanguard(R) STAR(TM) Fund
               Vanguard(R) Total International Stock Index Fund
                (individually, a Fund; collectively, the Funds)


The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that a single fund or class of shares may issue.

SERVICE PROVIDERS

     CUSTODIAN. Wachovia Bank, N.A., 123 S. Broad Street, PA4942, Philadelphia, PA 19109 (for the STAR and Total International Stock Index Funds) and JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, (for the Developed Markets Index, Institutional Developed Markets Index, LifeStrategy Conservative Growth, LifeStrategy Growth, LifeStrategy Income, and LifeStrategy Moderate Growth Funds) serve as the Funds' custodians. The custodians are responsible for maintaining the Funds' assets and keeping all necessary accounts and records of Fund assets.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, serves as the Funds' independent accountants. The accountants audit the Funds' annual financial statements and provide other related services.

     TRANSFER AND DIVIDEND-PAYING AGENT. The Funds' transfer and dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355.

CHARACTERISTICS OF THE FUNDS' SHARES
     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of each Fund's shares, other than the possible future termination of a Fund. The Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected Fund. Unless terminated by reorganization or liquidation, the Funds will continue indefinitely.

SHAREHOLDER LIABILITY. The Trust is organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a fund shareholder will not be personally liable for payment of the fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a fund obligation only if the fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     DIVIDEND RIGHTS. The shareholders of a Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of such Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

     VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment of the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any Fund; or (iii) the trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon written request of shareholders representing 10% or more of a fund's net assets, and to change any fundamental policy of the fund. Unless otherwise required by applicable law, shareholders of a fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net assets owned on the record date. However, only the shares of a fund (or class) affected by a particular matter are entitled to vote on that matter. Voting rights are noncumulative and cannot be modified without a majority vote.

     LIQUIDATION RIGHTS. In the event of Fund liquidation, shareholders will be entitled to receive a pro rata share of the applicable Fund's net assets.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with shares of each Fund.

     CONVERSION RIGHTS. There are no conversion rights associated with shares of each Fund.

     REDEMPTION PROVISIONS. The Funds' redemption provisions are described in their current prospectuses and elsewhere in this Statement of Additional Information.

     SINKING FUND PROVISIONS. The Funds have no sinking fund provisions.

     CALLS OR ASSESSMENTS. Each Fund's shares, when issued, are fully paid and non-assessable.

TAX STATUS OF THE FUNDS
Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. This special tax status means that a fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, a fund must comply with certain requirements. If a fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

     Dividends received and distributed by each Fund on shares of stock of domestic corporations may be eligible for the dividends-received deduction applicable to corporate shareholders. Corporations must satisfy certain requirements in order to claim the deduction. Capital gains distributed by the Fund are not eligible for the dividends-received deduction.



                       FUNDAMENTAL INVESTMENT LIMITATIONS


Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of shares means the lesser of (i) shares representing 67% or more of the Fund's net assets voted, so long as shares representing more than 50% of the Fund's net assets are present or represented by proxy; or (ii) shares representing more than 50% of the Fund's net assets.

     BORROWING. A Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. The Fund may borrow money through banks or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions.

     COMMODITIES. A Fund may not purchase or sell commodities, except that the Institutional Developed Markets Index, Developed Markets Index, LifeStrategy Conservative Growth, LifeStrategy Growth, LifeStrategy Income, LifeStrategy Moderate Growth, and Total International Stock Index Funds may invest in futures contracts and options transactions. No more than 5% of a Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of a Fund's total assets may be invested in futures contracts or options at any time.

     ILLIQUID. A Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

     INDUSTRY CONCENTRATION. A Fund may not invest more than 25% of its assets in any one industry.

     INVESTING FOR CONTROL. A Fund may not invest in a company for the purpose of controlling its management.

     LOANS. A Fund may not lend money to any person except by purchasing bonds and other debt securities that are publicly distributed or customarily purchased by institutional investors, by entering into repurchase agreements, or through Vanguard's interfund lending program.

     MARGIN. A Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.

     OIL, GAS, MINERALS. A Fund may not invest in interests in oil, gas, or other mineral exploration or development programs.

     PUTS, CALLS. A Fund may not purchase or sell puts or calls.

     PLEDGING ASSETS. A Fund may not pledge, mortgage, or hypothecate more than 15% of its net assets.

     REAL ESTATE. A Fund may not invest directly in real estate.

     SENIOR SECURITIES. A Fund may not issue senior securities, except in compliance with the 1940 Act.

     UNDERWRITING. A Fund may not engage in the business of underwriting securities issued by other persons. A Fund will not be considered an underwriter when disposing of its investment securities.

     The investment limitations set forth above are considered at the time that investment securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restrictions.

     The investment limitations set forth above relate only to the Funds, and may not necessarily apply to the underlying funds in which the Funds invest. Thus, while a Fund may not invest directly in real estate, for example, it may do so indirectly if one of the underlying funds does so.


                               INVESTMENT POLICIES
Some of the investment policies described below and in the Funds' prospectuses set forth percentage limitations on a Fund's investment in, or holdings of, certain securities or other assets. Unless otherwise required by law, compliance with these policies will be determined immediately after the acquisition of such securities or assets. Subsequent changes in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and limitations.

     The following policies supplement each Fund's investment objective and policies set forth in the prospectuses.


     80% POLICY. Under normal circumstances, the Developed Markets Index Fund and the Institutional Developed Markets Index Fund will invest at least 80%, and usually all or substantially all, of their net assets in Vanguard European and Pacific Stock Index Funds or other Vanguard funds that use an indexing strategy to invest in developed market stocks. In applying these 80% policies, net assets will include any borrowings for investment purposes.

     ASSET-BACKED SECURITIES. Asset-backed securities are securities that represent a participation in, or are secured by and payable from, pools of underlying assets such as debt securities, bank loans, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (i.e., credit card) agreements and other categories of receivables. These underlying assets are securitized through the use of trusts and special purpose entities. Payment of interest and repayment of principal on asset-backed securities may be largely dependent upon the cash flows generated by the underlying assets backing the securities and, in certain cases, may be supported by letters of credit, surety bonds, or other credit enhancements. The rate of principal payments on asset-backed securities is related to the rate of principal payments, including prepayments, on the underlying assets. The credit quality of asset-backed securities depends primarily on the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. The value of asset-backed securities may be affected by the various factors described above and other factors, such as changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets, or the entities providing the credit enhancement.

     Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate, as a result of the pass-through of prepayments of principal on the underlying assets. Prepayments of principal by borrowers or foreclosure or other enforcement action by creditors shorten the term of the underlying assets. The occurrence of prepayments is a function of several factors, such as the level of interest rates, general economic conditions, the location and age of the underlying obligations, and other social and demographic conditions. A fund's ability to maintain positions in asset-backed securities is affected by the reductions in the principal amount of the underlying assets because of prepayments. A fund's ability to reinvest prepayments of principal (as well as interest and other distributions and sale proceeds) at a comparable yield is subject to generally prevailing interest rates at that time. The value of asset-backed securities varies with changes in market interest rates generally and the differentials in yields among various kinds of U.S. Government securities, mortgage-backed securities, and asset-backed securities. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of the underlying securities. Conversely, in periods of falling interest rates, the rate of prepayment tends to increase thereby shortening the average life of such assets. Because prepayments of principal generally occur when interest rates are declining, an investor, such as a fund, generally has to reinvest the proceeds of such prepayments at lower interest rates than those at which the assets were previously invested. Therefore, asset-backed securities have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity.

     Because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property. Most issuers of automobile receivables permit loan servicers to retain possession of the underlying assets. If the servicer of a pool of underlying assets sells them to another party, there is the risk that the purchaser could acquire an interest superior to that of holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issue of asset-backed securities and technical requirements under state law, the trustee for the holders of the automobile receivables may not have a proper security interest in the automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not be available to support payments on these securities.

     BORROWING. A fund's ability to borrow money is limited by its investment policies and limitations, by the 1940 Act, and by applicable exemptive orders, no-action letters, interpretations, and other pronouncements by the Securities and Exchange Commission and its staff (SEC), and any other regulatory authority having jurisdiction, from time to time. Under the 1940 Act, a fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund's total assets made for temporary or emergency purposes. Any borrowings for temporary purposes in excess of 5% of the fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or for other reasons, a fund may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

     Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by earnings on the securities purchased. A fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     The SEC takes the position that other transactions that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing can be viewed as constituting a form of borrowing by the fund.
According to the SEC, these transactions can include entering into reverse repurchase agreements, engaging in mortgage dollar roll transactions, selling securities short (other than short sales "against-the-box"), buying and selling certain derivatives (such as futures contracts), selling (or writing) put and call options, engaging in sale-buybacks, entering into firm commitment agreements and standby commitment agreements, engaging in when-issued, delayed delivery or forward commitment transactions, and other trading practices that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing (Additional discussion about a number of these transactions can be found below.) A borrowing transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund (1) "covers" the borrowing transaction by maintaining an offsetting financial position or (2) segregates liquid assets (with such liquidity determined by the adviser in accordance with procedures established by the trustees) equal (as determined on a daily mark-to-market basis) in value to the fund's potential economic exposure under the borrowing transaction. A fund may have to buy or sell a security at a disadvantageous time or price in order to cover a borrowing transaction or segregate sufficient liquid assets. In addition, assets so segregated may not be available to satisfy redemptions or for other purposes.

     COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters as well as to receive dividends on such stock. The market value of common stock can fluctuate widely over any period of time and may decline to zero. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds, other debt holders, and owners of preferred stock take precedence over the claims of those who own common stock.

     CONVERTIBLE SECURITIES. Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred stock that may be converted (on a voluntary or mandatory basis) within a specified period of time (normally for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. Convertible securities also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Other convertible securities with features and risks not specifically referred to herein may become available in the future. Convertible securities involve risks similar to those of both fixed income and equity securities.

     The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer, and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. In that circumstance, the convertible security takes on the characteristics of a bond, and its price moves in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. In that case, the convertible security's price may be as volatile as that of common stock. Because both interest rate and market movements can influence its value, a convertible security generally is not as sensitive to interest rates as a similar fixed income security, nor is it as sensitive to changes in share price as its underlying equity security. Convertible securities are often rated below investment-grade or are not rated, and are generally subject to a high degree of credit risk.

     While all markets are prone to change over time, the generally high rate at which convertible securities are retired (through mandatory or scheduled conversions by issuers or voluntary redemptions by holders) and replaced with newly issued convertibles may cause the convertible securities market to change more rapidly than other markets. For example, a concentration of available convertible securities in a few economic sectors could elevate the sensitivity of the convertible securities market to the volatility of the equity markets and to the specific risks of those sectors. Moreover, convertible securities with innovative structures, such as mandatory conversion securities and equity-linked securities, have increased the sensitivity of the convertible securities market to the volatility of the equity markets and to the special risks of those innovations, which may include risks different from, and possible greater than, those associated with traditional convertible securities.

     DEBT SECURITIES. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed-income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

     DEBT   SECURITIES  --   INFLATION-INDEXED   SECURITIES.   Inflation-indexed
securities are debt securities the principal value of which is periodically adjusted to reflect the rate of inflation as indicated by the Consumer Price Index (CPI). Inflation-indexed securities may be issued by the U.S. government, agencies and instrumentalities of the U.S. government, and by corporations. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

     The periodic adjustment of U.S. inflation-indexed securities is tied to the CPI, which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

     Inflation--a general rise in prices of goods and services--erodes the purchasing power of an investor's portfolio. For example, if an investment provides a "nominal" total return of 8% in a given year and inflation is 4% during that period, the inflation-adjusted, or real, return is 4%. Inflation, as measured by the CPI, has occurred in 49 of the past 50 years, so investors should be conscious of both the nominal and real returns of their investments. Investors in inflation-indexed securities funds who do not reinvest the portion of the income distribution that is attributable to inflation adjustments will not maintain the purchasing power of the investment over the long term. This is because interest earned depends on the amount of principal invested, and that principal will not grow with inflation if the investor fails to reinvest the principal adjustment paid out as part of a fund's income distributions. While inflation-indexed securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

     If the periodic adjustment rate measuring inflation (i.e., the CPI) falls, the principal value of inflation-indexed securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed securities, even during a period of deflation. However, the current market value of the inflation-indexed securities is not guaranteed, and will fluctuate. Other inflation-indexed securities include inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed securities should change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities.

     Any increase in principal for an inflation-indexed security resulting from inflation adjustments is considered by Internal Revenue Service (IRS) regulations to be taxable income in the year it occurs. For direct holders of an inflation-indexed security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments each quarter in the form of cash or reinvested shares (which, like principal adjustments, are taxable to shareholders).

     DEBT SECURITIES --  NON-INVESTMENT-GRADE  SECURITIES.  Non-investment-grade securities, also referred to as "high yield securities" or "junk bonds," are debt securities that are rated lower than the four highest rating categories by an nationally recognized statistical rating organization (for example, lower than Baa3 by Moody's Investors Service, Inc. or lower than BBB- by Standard & Poor's Corporation) or by independent analysis of a fund's adviser. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the investment-grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

     Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high-yield securities than for investment grade debt securities. The success of a fund's adviser in managing high-yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.

     Some high-yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high-yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high-yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

     The market values of high-yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High-yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. A projection of an economic downturn, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high-yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery. In the case of high-yield securities structured as zero-coupon or pay-in-kind securities, market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

     The secondary market on which high-yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of a fund to sell a high-yield security or the price at which a fund could sell a high-yield security, and could adversely affect the daily net asset value of fund shares. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

     Except as otherwise provided in a fund's prospectus, if a credit-rating agency changes the rating of a portfolio security held by a fund, the fund may retain the portfolio security if the adviser deems it in the best interest of shareholders.

     DEBT SECURITIES -- STRUCTURED AND INDEXED SECURITIES. Structured securities (also called "structured notes") and indexed securities are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. The value of the principal of and/or interest on structured and indexed securities is determined by reference to changes in the value of a specific asset, reference rate, or index (the reference) or the relative change in two or more references. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased, depending upon changes in the applicable reference. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

     DEBT SECURITIES -- U.S. GOVERNMENT SECURITIES. The term "U.S. Government Securities" refers to a variety of debt securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. The term also refers to "repurchase agreements" collateralized by such securities.

     U.S. Treasury Securities are backed by the "full faith and credit" of the United States. Other types of securities issued or guaranteed by Federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. The United States Government, however, does not guarantee the market price of any U.S. Government Securities. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

 Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks and the Federal National Mortgage Association.

     DEBT SECURITIES -- VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities are debt securities that provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality. There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect existing market interest rates. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

     DEBT SECURITIES -- ZERO COUPON AND PAY-IN-KIND SECURITIES. Zero-coupon and pay-in-kind securities are debt securities that do not make regular cash interest payments. Zero-coupon securities generally do not pay interest. Pay-in-kind securities pay interest through the issuance of additional securities. These securities are generally issued at a discount to their principal or maturity value. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount and other non-cash income on such securities accrued during that year.

     DEPOSITARY RECEIPTS. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a "depository." Depositary receipts may be sponsored or unsponsored and include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). In ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. In other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other Depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the U.S. While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

     Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

     For purposes of a fund's investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depository receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

     DERIVATIVES. A derivative is a financial instrument which has a value that is based on--or "derived from"--the values of other assets, reference rates, or indexes. Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates and related indexes. Derivatives include futures contracts and options on futures contracts (see additional discussion below), forward commitment transactions (see additional discussion below), options on securities (see additional discussion below), caps, floors, collars, swap agreements (see additional discussion below) and other financial instruments. Some derivatives, such futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the over-the-counter (OTC) market. The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes. A fund will not use derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. There is no assurance that any derivatives strategy used by a fund's adviser will succeed.

     Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

     The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the derivative contract (usually referred to as a "counterparty") or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if a fund's adviser does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

     Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

     Derivatives may be subject to pricing or "basis" risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

     Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Accordingly, certain derivative transactions may be considered to constitute borrowing transactions.

Such a derivative transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that its adviser will incorrectly forecast future market trends or the values of assets, reference rates, indices or other financial or economic factors in establishing derivative positions for the fund. If the adviser attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the derivative will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

     EXCHANGE-TRADED  FUNDS. A fund may purchase shares of exchange-traded funds
(ETFs), including ETF shares issued by other Vanguard funds. Typically, a fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to all or a portion of the stock market while maintaining flexibility to meet the liquidity needs of the fund. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly and more tax-efficient than futures. In addition, ETF shares can be purchased for smaller sums, offer exposure to market sectors and styles for which there is no suitable or liquid futures contract, and do not involve leverage.

     Most ETFs are investment companies. Therefore, a fund's purchases of ETF shares generally are subject to the limitations on, and the risks of, a fund's investments in other investment companies, which are described below under the heading "Other Investment Companies."

     An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a fund could lose money investing in an ETF if the prices of the stocks owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF's shares may trade at a discount to their net asset value; (2) an active trading market for an ETF's shares may not develop or be maintained; or (3) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

     FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by entities organized, domiciled, or with a principal place of business outside the United States, such as foreign corporations and governments. Foreign securities may trade in U.S. or foreign securities markets. A fund may make foreign investments either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments (depositary receipts) for foreign securities (see discussion above). Depositary receipts are securities that are listed on exchanges or quoted in OTC markets in one country but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the OTC markets. Investing in foreign securities involves certain special risk considerations that are not typically associated with investing in U.S. companies or governments.

     Because foreign issuers are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to U.S. issuers, there may be less publicly available information about certain foreign issuers than about U.S. issuers. Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund. Securities of foreign issuers are generally less liquid and more volatile than securities of comparable U.S. issuers. There is generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments which could affect U.S. investments in those countries. Although an adviser will endeavor to achieve most favorable execution costs for a fund's portfolio transactions in foreign securities under the circumstances, commissions (and other transaction costs) are generally higher than those on U.S. securities. In addition, it is expected that the expenses for custodian arrangements of a funds' foreign securities will be somewhat greater than the expenses for a fund that invests primarily in domestic securities. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the companies making up a fund.

     The value of the foreign securities held by a fund may be significantly affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency (as discussed below, a fund may attempt to hedge its currency risks). In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations, and political and economic developments.

     FOREIGN SECURITIES -- EMERGING MARKET RISK. Investing in emerging market countries involves certain risks not typically associated with investing in the United States, and imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. These risks include, but are not limited to, the following: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic, and political uncertainty and instability (including amplified risk of war and terrorism) more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned, and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity, and significantly smaller market capitalization of securities markets. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Furthermore, high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

 FOREIGN SECURITIES -- FOREIGN CURRENCY TRANSACTIONS. The value of a fund's foreign securities as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the fund may incur costs in connection with conversions between various currencies. To seek to minimize the impact of such factors on net asset values, a fund may engage in foreign currency transactions in connection with its investments in foreign securities. A fund will not speculate in foreign currency exchange and will enter into foreign currency transactions only to attempt to "hedge" the currency risk associated with investing in foreign securities. Although such transactions tend to minimize the risk of loss because of a decline in the value of the hedged currency, they also may limit any potential gain which might result should the value of such currency increase.

     A fund may conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into with large commercial banks or other currency traders who are participants in the interbank market. Currency exchange transactions also may be effected through the use of swap agreements or other derivatives. Currency exchange transactions may be considered borrowings. A currency exchange transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     By entering into a forward contract for the purchase or sale of foreign currency involved in underlying security transactions, a fund may be able to protect itself against possible loss between trade and settlement dates for that purchase or sale resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. This practice is sometimes referred to as "transaction hedging." In addition, when the adviser reasonably believes that a particular foreign currency may suffer a substantial decline against the U.S. dollar, a fund may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This practice is sometimes referred to as "portfolio hedging." Similarly, when the adviser reasonably believes that the U.S. dollar may suffer a substantial decline against a foreign currency, a fund may enter into a forward contract to buy that foreign currency for a fixed dollar amount.

     A fund may also attempt to hedge its foreign currency exchange rate risk by engaging in currency futures, options and "cross-hedge" transactions. In "cross-hedge" transactions, a fund holding securities denominated in one foreign currency will enter into a forward currency contract to buy or sell a different foreign currency (one that the adviser reasonably believes generally tracks the currency being hedged with regard to price movements). The adviser may select the tracking (or substitute) currency rather than the currency in which the security is denominated in order to take advantage of pricing or other opportunities presented by the tracking currency. Such cross-hedges are expected to help protect a fund against an increase or decrease in the value of the U.S. dollar against certain foreign currencies.

     A fund may hold a portion of its assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

     The forecasting of short-term currency market movement is extremely difficult, and whether a short-term hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if its adviser's predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave a fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a fund will have flexibility to roll-over the foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.

     FOREIGN SECURITIES -- FOREIGN INVESTMENT COMPANIES. Some of the countries in which a fund may invest may not permit, or may place economic restrictions on, direct investment by outside investors. Fund investments in such countries may be permitted only through foreign government-approved or authorized investment vehicles, which may include other investment companies. Such investments may be made through registered or unregistered closed-end investment companies that invest in foreign securities. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to the limitations on, and the risks of, a fund's investments in other investment companies, which are described below under the heading "Other Investment Companies."

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Institutional Developed Markets Index, Developed Markets Index, LifeStrategy Conservative Growth, LifeStrategy Growth, LifeStrategy Income, LifeStrategy Moderate Growth and Total International Stock Index Funds (as well as most of their underlying funds and the STAR fund's underlying funds) may enter into futures contracts, options, and options on futures contracts for several reasons: to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. A futures contract is a standardized agreement between two parties to buy or sell at a specific time in the future a specific quantity of a commodity at a specific price. The commodity may consist of an asset, a reference rate, or an index. A security futures contract involves the purchase or sale of a specific quantity of shares of a single equity security or a narrow-based securities index. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying commodity. The buyer of a futures contract enters into an agreement to purchase the underlying commodity on the settlement date and is said to be "long" the contract. The seller of a futures contract enters into an agreement to sell the underlying commodity on the settlement date and is said to be "short" the contract. Theprice at which a futures contract is entered into is established by open outcry on the floor of an exchange between exchange members acting as traders or brokers. Open futures contracts can be liquidated or closed out by physical delivery of the underlying commodity or payment of the cash settlement amount on the settlement date, depending on the terms of the particular contract. Some financial futures contracts (such as security futures) provide for physical settlement at maturity. Other financial futures contracts (such as those relating to interest rates, foreign currencies and broad-based securities indexes) generally provide for cash settlement at maturity. In the case of cash settled futures contracts, the cash settlement amount is equal to the difference between the final settlement price on the last trading day of the contract and the price at which the contract was entered into. Most futures contracts, however, are not held until maturity but instead are "offset" before the settlement date through the establishment of an opposite and equal futures position.

     The purchaser or seller of a futures contract is not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date. However, both the purchaser and seller are required to deposit "initial margin" with a futures commission merchant (FCM) when the futures contract is entered into. Initial margin deposits are typically calculated as a percentage of the contract's market value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process is known as "marking-to-market." Because the exchange of initial and variation margin payments prior to the settlement date will not represent payment in full for a futures contract, a fund's futures transactions can be considered borrowing transactions. A futures transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     An option on a futures contract (or "futures option") conveys the right, but not the obligation, to purchase (in the case of a "call" option) or sell (in the case of a "put" option) a specific futures contract at a specific price (called the "exercise" or "strike" price) any time before the option expires. The buyer of a call option is said to go "long" a futures contract, while the buyer of a put option is said to go "short" a futures contract. The seller of an option is called an option writer. The purchase price of an option is called the "premium." Although the potential loss to an option buyer is limited to the amount of the premium plus transaction costs, that person can lose the entire amount of the premium. This will be the case, for example, if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is "in-the-money" at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract. Generally, any profit realized by an option buyer represents a loss for the option writer.

     A fund that takes the position of a writer of a futures option is required to deposit and maintain initial and variation margin with respect to the option, as described above in the case of futures contracts. Because the exchange of initial and variation margin payments prior to the expiration date of the option will not represent payment in full for a futures option, a fund's put and call option transactions can be considered borrowing transactions. A futures option transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

Each fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund avoids being deemed a "commodity pool" or a "commodity pool operator" by limiting its use of futures contracts and futures options to "bona fide hedging" transactions (as defined by the CFTC) and by limiting the maximum amount or value of those futures and options transactions that do not constitute bona fide hedging transactions. A fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS -- RISKS. The risk of loss in trading futures contracts and in writing futures options can be substantial, because of the low margin deposits required, the extremely high degree of leverage involved in futures and options pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract, and the writing of a futures option, may result in losses in excess of the amount invested in the position. In the event of adverse price movements, a fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements (and segregation requirements, if applicable) at a time when it may be disadvantageous to do so. In addition, on the settlement date, a fund may be required to make delivery of the instruments underlying the futures positions it holds.

     A fund could suffer losses if it is unable to close out a futures contract or a futures option because of an illiquid secondary market. Futures contracts and futures options may be closed out only on an exchange which provides a secondary market for such products. However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time. Thus, it may not be possible to close a futures or option position. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures and options positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.

     A fund bears the risk that its adviser will incorrectly predict future market trends. If the adviser attempts to use a futures contract or a futures option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the futures position will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.

     A fund could lose margin payments it has deposited with its FCM, if, for example, the FCM breaches its agreement with the fund or becomes insolvent or goes into bankruptcy. In that event, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

     INTERFUND BORROWING AND LENDING. The SEC has issued an exemptive order permitting the Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The boards of trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the SEC's exemptive order.

     LOAN INTERESTS AND DIRECT DEBT INSTRUMENTS. Loan interests and direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (in the case of loans and loan participations), to suppliers of goods or services (in the case of trade claims or other receivables), or to other parties. These investments involve a risk of loss in case of the default, insolvency or bankruptcy of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a purchaser supply additional cash to a borrower on demand.

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, or are not made in a timely manner, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

     Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is at least conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

     A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower under the terms of the loan or other indebtedness. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

     Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

     A fund's investment policies will govern the amount of total assets that it may invest in any one issuer or in issuers within the same industry. For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the fund, in some circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for purposes of the fund's investment policies. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

     MORTGAGE DOLLAR ROLLS. A mortgage dollar roll is a transaction in which a fund sells a mortgage-backed security to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. Mortgage dollar roll programs may be structured to simulate an investment in mortgage-backed securities at a potentially lower cost, or with potentially reduced administrative burdens, than directly holding mortgage-backed securities. A mortgage dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a fund pledges a mortgage-backed security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a fund enters into a mortgage dollar roll transaction is not obligated to return the same securities as those originally sold by the fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within a certain percentage of the initial amount delivered. A mortgage dollar roll transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing." Because mortgage dollar roll transactions may be for terms ranging between one and six months, mortgage dollar roll transactions may be deemed "illiquid" and subject to a fund's overall limitations on investments in illiquid securities.

     MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are securities that represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property or instruments derived from such loans. Mortgage-backed securities include various types of securities such as government stripped mortgage-backed securities, adjustable rate mortgage-backed securities and collateralized mortgage obligations.

     Generally, mortgage-backed securities represent interests in pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association (GNMA), by government-related organizations, such as the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC), as well as by private issuers, such as commercial banks, savings and loan institutions and mortgage bankers.

     Mortgage-backed securities may be classified as private, government, or government-related, depending on the issuer or guarantor. Private mortgage-backed securities represent interest in pass-through pools consisting principally of conventional residential mortgage loans created by non-government issuers, such as commercial banks and savings and loan associations and private mortgage insurance companies. Government mortgage-backed securities are backed by the full faith and credit of the United States. GNMA, the principal U.S. guarantor of these securities, is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage-backed securities are not backed by the full faith and credit of the United States, and are issued by companies such as FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the United States, the stock of which is owned by the Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC's national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC. Private, government or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than customary.

     Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. Prepayments of principal by mortgagors or mortgage foreclosures shorten the term of the mortgage pool underlying the mortgage-backed security. Factors affecting mortgage prepayments include, but are not limited to, the level of interest rates, general economic, social and demographic conditions, the location of the mortgaged property, and the age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted accurately. A fund's ability to maintain positions in mortgage-backed securities is affected by the reductions in the principal amount of such securities resulting from prepayments. A fund's ability to reinvest prepayments of principal at comparable yield is subject to generally prevailing interest rates at that time. The values of mortgage-backed securities vary with changes in market interest rates generally and the differentials in yields among various kinds of U.S. Government securities, mortgage-backed securities, and asset-backed securities. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgages supporting a mortgage-backed security. Conversely, in periods of falling interest rates, the rate of prepayment tends to increase thereby shortening the average life of such a pool. Because prepayments of principal generally occur when interest rates are declining, an investor, such as a fund, generally has to reinvest the proceeds of such prepayments at lower interest rates than those at which its assets were previously invested. Therefore, mortgage-backed securities have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity.

     MORTGAGE-BACKED SECURITIES -- ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES. Adjustable rate mortgage-backed securities (ARMs) have interest rates that reset at periodic intervals. Acquiring ARMs permits a fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMs are based. Such Arms generally have higher current yield and lower price fluctuations than is the case with more traditional fixed-income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a fund can reinvest the proceeds of such prepayments at rates higher than that at which they were previously invested. Mortgages underlying most ARMs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a fund holding an ARM does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMs behave more like fixed-income securities and less like adjustable rate securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

     MORTGAGE-BACKED SECURITIES -- COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized mortgage obligations (CMOs) are mortgage-backed securities that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO transaction are divided into groups, and each group of bonds is referred to as a "tranche." Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a traditional CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under a CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The "fastest-pay" tranches of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When those tranches of bonds are retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives.

     In recent years, new types of CMO tranches have evolved. These include floating rate CMOs, planned amortization classes, accrual bonds and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these new structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-backed securities.

     The primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

     MORTGAGE-BACKED SECURITIES -- STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities (SMBSs) are derivative multi-class mortgage-backed securities. SMBSs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities formed or sponsored by any of the foregoing.
     SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBSs will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The price and yield-to-maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may fail to recoup some or all of its initial investment in these securities, even if the security is in one of the highest rating categories.

     Although SMBSs are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a fund's limitations on investment in illiquid securities.

     MUNICIPAL BONDS. Municipal bonds are debt obligations issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities (collectively, municipalities), the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax (Municipal Bonds). Municipal Bonds include securities from a variety of sectors, each of which has unique risks. Municipal Bonds include, but are not limited to, general obligation bonds, limited obligation bonds, and revenue bonds, including industrial development bonds issued pursuant to federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds are issued for either project or enterprise financings in which the bond issuer pledges to the bondholders the revenues generated by the operating projects financed from the proceeds of the bond issuance. Revenue bonds involve the credit risk of the underlying project or enterprise (or its corporate user) rather than the credit risk of the issuing municipality. Under the Code, certain limited obligation bonds are considered "private activity bonds" and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability. Tax-exempt private activity bonds and industrial development bonds generally are also classified as revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds are the responsibility of the corporate user (and/or any guarantor). A tax-exempt fund will invest only in securities deemed tax-exempt by a nationally recognized bond counsel, but there is no guarantee the interest payments on Municipal Bonds will continue to be tax-exempt for the life of the bonds.

     Some longer-term Municipal Bonds give the investor the right to "put" or sell the security at par (face value) within a specified number of days following the investor's request--usually one to seven days. This demand feature enhances a security's liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, a fund would hold the longer-term security, which could experience substantially more volatility.

     Some Municipal Bonds feature credit enhancements, such as lines of credit, municipal bond insurance, and standby bond purchase agreements (SBPAs). SBPAs include lines of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying Municipal Bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond's principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured Municipal Bonds have been historically low and municipal bond insurers historically have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer's loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest credit rating. An SBPA can include a liquidity facility that is provided to pay the purchase price of any bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider's obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower or bond issuer.

     Municipal Bonds also include tender option bonds, which are municipal derivatives created by dividing the income stream provided by an underlying Municipal Bond to create two securities issued by a special-purpose trust, one short-term and one long-term. The interest rate on the short-term component is periodically reset. The short-term component has negligible interest rate risk, while the long-term component has all of the interest rate risk of the original bond. After income is paid on the short-term securities at current rates, the residual income goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term components can be very volatile and may be less liquid than other Municipal Bonds of comparable maturity. These securities have been developed in the secondary market to meet the demand for short-term, tax-exempt securities.

     Municipal securities also include a variety of structures geared towards accommodating municipal issuer short term cash flow requirements. These structures include but are not limited to general market notes, commercial paper, put bonds, and variable rate demand obligations (VRDOs). VRDOs comprise a significant percentage of the outstanding debt in the short term municipal market. VRDOs can be structured to provide a wide range of maturity options (1 day to over 360 days) to the underlying issuing entity and are typically issued at par. The longer the maturity option, the greater the degree of liquidity risk (the risk of not receiving an asking price of par or greater) and reinvestment risk (the risk that the proceeds from maturing bonds must be reinvested at a lower interest rate).

     MUNICIPAL BONDS -- RISKS. Municipal Bonds are subject to credit risk. Like other debt securities, Municipal Bonds include investment-grade, non-investment grade and unrated securities. Rated Municipal Bonds that may be held by a fund include those rated investment-grade at the time of investment or those issued by issuers whose senior debt is rated investment-grade at the time of investment. In the case of any unrated Municipal Bonds, the adviser to a fund will assign a credit rating based upon criteria that include an analysis of factors similar to those considered by nationally recognized statistical rating organizations. Information about the financial condition of an issuer of Municipal Bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded. Obligations of issuers of Municipal Bonds are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their Municipal Bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for Municipal Bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal, or political developments might affect all or a substantial portion of a fund's Municipal Bonds in the same manner.

     Municipal Bonds are subject to interest rate risk. Interest rate risk is the chance that bond prices overall will decline over short or even long periods because of rising interest rates. Interest rate risk is higher for long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of shorter-term bonds. Generally, prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Prices and yields on Municipal Bonds are dependent on a variety of factors, such as the financial condition of the issuer, general conditions of the Municipal Bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time.

     Municipal Bonds are subject to call risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call"--or repay--a higher-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, a fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Call risk is generally high for long-term bonds.

     Municipal Bonds may be deemed to be illiquid as determined by or in accordance with methods adopted by a fund's board of trustees. In determining the liquidity and appropriate valuation of a Municipal Bond, a fund's adviser may consider the following factors relating to the security, among others: (1) the frequency of trades and quotes; (2) the number of dealers willing to purchase or sell the security; (3) the willingness of dealers to undertake to make a market; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; and (5) factors unique to a particular security, including general creditworthiness of the issuer and the likelihood that the marketability of the securities will be maintained throughout the time the security is held by the fund.

     OPTIONS. An option on a security (or index) is a contract that gives the holder of the option, in return for the payment of a "premium," the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option (1) to deliver the underlying security upon payment of the exercise price (in the case of a call option) or
(2) to pay the exercise price upon delivery of the underlying security (in the case of a put option). The writer of an option on an index has the obligation upon exercise of the option to pay an amount equal to the cash value of the index minus the exercise price, multiplied by the specified multiplier for the index option. The multiplier for an index option determines the size of the investment position the option represents. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

     The buyer of a call option is said to go "long" on the underlying position, while the buyer of a put option is said to go "short" the underlying position. The seller of an option is called an option writer. The purchase price of an option is called the "premium." Although the potential loss to an option buyer is limited to the amount of the premium plus transaction costs, the buyer can lose the entire amount of the premium. This will be the case if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer, but the writer could also seek to profit from an anticipated rise or decline in option prices. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is "in-the-money" at the expiration date. A call option is in-the-money if the value of the underlying position exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying position. Generally, any profit realized by an option buyer represents a loss for the option writer. The writing of an option may be considered a borrowing transaction. The writing of an option will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     If a trading market in particular options were to become unavailable, investors in those options would be unable to close out their positions until trading resumes, and they may be faced with substantial losses if the value of the underlying interest moves adversely during that time. Even if the market were to remain available, there may be times when options prices will not maintain their customary or anticipated relationships to the prices of the underlying interests and related interests. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity, or even the orderliness of the market for particular options.

     A fund bears the risk that its adviser will not accurately predict future market trends. If the adviser attempts to use an option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the option will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving options can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many options, in particular OTC options, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

     OTHER INVESTMENT COMPANIES. A fund may invest in other investment companies to the extent permitted by applicable law or SEC order. Under the 1940 Act, a fund generally may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. If a fund invests in investment companies, shareholders will bear not only their proportionate share of the fund's expenses (including operating expenses and the fees of the adviser), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the fund but also to the portfolio investments of the underlying investment companies. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value. Others are continuously offered at net asset value but also may be traded in the secondary market.

     PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer's common stock. "Participating" preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

     REPURCHASE AGREEMENTS. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the board of trustees will monitor a fund's repurchase agreement transactions generally and will establish guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker, or dealer party to a repurchase agreement relating to a fund. The use of repurchase agreements involves certain risks. One risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the fund not within its control and therefore the realization by the fund on such collateral may be automatically stayed. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

     RESTRICTED AND ILLIQUID SECURITIES. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on a fund's books. Illiquid securities may include a wide variety of investments, such as repurchase agreements maturing in more than seven days, OTC options contracts, and certain other derivatives (including certain swap agreements), fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), participation interests in loans, commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (1933 Act), and securities whose disposition is restricted under the federal securities laws. Illiquid securities include restricted, privately placed securities that, under the federal securities laws, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers, they may be considered illiquid securities--meaning that they could be difficult for a fund to convert to cash if needed. If a substantial market develops for a restricted security (or other illiquid investment) held by a fund, it will be treated as a liquid security, in accordance with procedures and guidelines approved by the board of trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act or securities that are exempt from registration under the 1933 Act, such as commercial paper. While a fund's adviser monitors the liquidity of restricted securities on a daily basis, the trustees oversee and retain ultimate responsibility for the adviser's decisions. Several factors that the trustees consider in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, brokers and dealers that trade in the security, and the availability of information about the security's issuer.

     REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Under a reverse repurchase agreement, the fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Reverse repurchase agreements involve the risk that the market value of securities retained by the fund may decline below the repurchase price of the securities sold by the fund which it is obligated to repurchase. A reverse repurchase agreement may be considered a borrowing transaction. A reverse repurchase agreement transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing." A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and found satisfactory by the adviser.

     SECURITIES LENDING. A fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its investment securities, a fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the fund. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

     The terms and the structure and the aggregate amount of securities loans must be consistent with the 1940 Act and the rules or interpretations of the SEC thereunder. These provisions limit the amount of securities a fund may lend to 33 1/3% of the fund's total assets, and require that (1) the borrower pledge and maintain with the fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the U.S. Government having at all times not less than 100% of the value of the securities loaned, (2) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks-to-market" on a daily basis), (3) the loan be made subject to termination by the fund at any time, and (4) the fund receive reasonable interest on the loan (which may include the fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities, and any increase in their market value. Loan arrangements made by each fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the borrower, will be considered in making decisions with respect to the lending of securities, subject to review by the board of trustees, and a fund may pay such fees. At the present time, the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees. In addition, voting rights pass with the loaned securities, but if a material event occurs affecting an investment on loan, the loan must be called and the securities voted.

     SWAP AGREEMENTS. A swap agreement is an agreement between two parties (counterparties) to exchange payments at specified dates (periodic payment dates) on the basis of a specified amount (notional amount) with the payments calculated with reference to a specified asset, reference rate, or index.

     Examples of swap agreements include, but are not limited to, interest rate swaps, credit default swaps, equity swaps, commodity swaps, foreign currency swaps, index swaps, and total return swaps. Most swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted, and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchange for floating rate payments; dollar-denominated payments may be exchanged for non-dollar-denominated payments; and payments tied to the price of one asset, reference rate, or index may be exchanged for payments tied to the price of another asset, reference rate, or index.

     An option on a swap agreement, also called a "swaption," is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based "premium." A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

     The use of swap agreements by a fund entails certain risks, which are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.

     Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. For this reason, a swap transaction may be subject to a fund's limitation on investments in illiquid securities.

     Swap agreements may be subject to pricing risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

     Because some swap agreements have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. Certain swap transactions may be considered to constitute borrowing transactions. Such a swap transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that its adviser will not accurately forecast future market trends or the values of assets, reference rates, indices or other economic factors in establishing swap positions for the fund. If the adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many swaps, in particular OTC swaps, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

     The use of a swap agreement involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Additionally, the use of credit default swaps can result in losses if a fund's adviser does not correctly evaluate the creditworthiness of the issuer on which the credit swap is based.

     The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     TAX MATTERS -- FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. A fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term, depending on the holding period of the contract. Sales of futures contracts that are intended to hedge against a change in the value of securities held by a fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A fund may be required to defer the recognition of losses on one position, such as futures contracts, to the extent of any unrecognized gains on a related offsetting position held by the fund.

     In order for a fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies, or other income derived with respect to the fund's business of investing in securities or currencies. It is anticipated that any net gain recognized on futures contracts will be considered qualifying income for purposes of the 90% requirement.

     A fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the fund's other investments and shareholders will be advised on the nature of the distributions.

     TAX MATTERS -- FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option, or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts, and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Code and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts a fund may make or enter into will be subject to the special currency rules described above.

     TAX MATTERS -- FOREIGN TAX CREDIT. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid, and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements, a tax credit on their tax returns. If shareholders do not meet the holding period requirements, they may still be entitled to a deduction for certain gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.

     TAX MATTERS -- MARKET DISCOUNT. The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     TEMPORARY INVESTMENTS. A fund may take temporary defensive measures that are inconsistent with the fund's normal fundamental or non fundamental investment policies and strategies in response to adverse market, economic, political, or other conditions. Such measures could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit;
(2) shares of other investment companies which have investment objectives consistent with those of the fund; (3) repurchase agreements involving any such securities; and (4) other money market instruments. There is no limit on the extent to which the fund may take temporary defensive measures. In taking such measures, the fund may fail to achieve its investment objective.

     VIPER SHARES. VIPER Shares are exchange-traded shares that represent an interest in a portfolio of stocks held by Vanguard index funds. "VIPER" stands for Vanguard Index Participation Equity Receipts. Any fund that issues VIPER Shares may repurchase those shares on the open market at the current market price if doing so would be advantageous for the fund. A repurchase might be advantageous, for example, because the VIPER Shares are more cost-effective than alternative investments, are selling at a discount to net asset value, will cause the fund to more closely track its index than alternative investments, or some combination of the three. A fund that repurchases its VIPER Shares also may lend those shares to qualified institutional borrowers as part of the fund's securities lending activities. A fund's investments in VIPER Shares are also subject to the descriptions, limitations and risks described above under the headings "Exchange-Traded Funds" and "Other Investment Companies."

     WARRANTS. Warrants are instruments which give the holder the right, but not the obligation, to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

     WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS. When-issued, delayed delivery, and forward commitment transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss. A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund. When-issued, delayed delivery, and forward commitment transactions may be considered to constitute borrowing transactions. When-issued, delayed delivery, and forward commitment transactions will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

                             MANAGEMENT OF THE FUNDS

THE VANGUARD GROUP

GENERAL. Each Fund is part of the Vanguard family of mutual funds, which consists of 35 investment companies with over 100 funds. Each of the Vanguard funds receives at cost from Vanguard virtually all of its administrative and distribution services. Vanguard also provides investment advisory services at cost to certain Vanguard funds; other Vanguard funds are advised by independent advisers unaffiliated with Vanguard.

     Vanguard is jointly owned by all of the Vanguard funds except the STAR Funds and three other investment companies (the Member funds). Each of the Member funds contributes to Vanguard's capitalization, and pays its share of Vanguard's expenses, pursuant to formulas determined by the Member funds' boards of trustees. The STAR Funds are not Member funds because they contribute to Vanguard's capitalization and expenses indirectly through ownership of certain Vanguard funds. It is possible that, in the future, the Funds may become Member funds, but this will only happen on terms that assure that the Funds will not bear any duplicative capital contribution or expense allocation costs.

     SPECIAL SERVICING AGREEMENT. The Funds and Vanguard have entered into a Special Servicing Agreement under which Vanguard provides the Funds with administrative and distribution services, including dividend disbursing, shareholder servicing, and transfer agency services. The Agreement provides that the Funds pay Vanguard for the cost of providing these services, and bear the cost of services provided by outside parties, such as auditors, custodians, and outside legal counsel, as well as taxes and other direct expenses of the Funds. The Agreement further provides that the Funds' expenses will be offset, in whole or in part, by reimbursement from Vanguard for (a) contributions made by the Funds to the cost of operating the Vanguard funds in which the Funds invest, and
(b) certain savings in administrative and marketing costs that Vanguard is expected to derive from the operation of the Funds. The Funds' board of trustees believe that the reimbursements to be made by Vanguard to the Funds should be sufficient to offset most or all of the expenses incurred by each Fund. Therefore, the Funds are expected to operate at a very low--or zero--expense ratio. For the fiscal year ended October 31, 2002, all of the Funds in fact had expense ratios of zero. Of course, there is no guarantee that this will always be the case.

     Although the Funds are expected to operate at a zero expense ratio after reimbursement, they will bear indirectly, as shareholders of the underlying Vanguard funds, the costs associated with operating those funds. As of October 31, 2002, it is estimated that the indirect expense ratio of the Funds was as follows: STAR Fund--0.40%; LifeStrategy Income Fund--0.27%; LifeStrategy Conservative Growth Fund--0.27%;

LifeStrategy Moderate Growth Fund--0.28%; LifeStrategy Growth Fund--0.28%; Total International Stock Index Fund--0.37%; Institutional Developed Markets Index Fund--0.20%; and Developed Markets Index Fund--0.35%.

     CODES OF ETHICS. Vanguard, Vanguard Marketing Corporation, the STAR Funds, and the underlying funds and their advisers have adopted Codes of Ethics designed to prevent officers, directors, trustees, and employees who may have access to nonpublic information about the trading activities of the funds (access persons) from profiting from that information. The Codes permit access persons to invest in securities for their own accounts, including securities that may be held by the funds, but places substantive and procedural restrictions on their trading activities. For example, the Codes require that access persons of the funds receive advance approval for every securities trade to ensure that there is no conflict with the trading activities of the funds.

OFFICERS AND TRUSTEES
The officers of the Funds manage the day-to-day operations of the Funds under the direction of each Fund's board of trustees. The trustees set broad policies for each Fund and choose each Fund's officers. Each trustee serves a Fund until its termination; until the trustee's retirement, resignation, or death; or as otherwise specified in the Trust's organizational documents. Any trustee may be removed at a meeting of shareholders by a vote representing two-thirds of the total net asset value of all shares of the Funds. Each trustee also serves as a director of The Vanguard Group, Inc.

     The following chart shows information for each trustee and executive officer of the Funds. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         NUMBER OF
                                                                                                                         VANGUARD
                                                                                                                           FUNDS
                               POSITION(S)                                                                              OVERSEEN BY
                               HELD WITH                 TRUSTEE/             PRINCIPAL OCCUPATION(S) DURING              TRUSTEE/
NAME, YEAR OF BIRTH              FUND                  OFFICER SINCE              THE PAST FIVE YEARS                     OFFICER
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
John J. Brennan*               Chairman of the         May 1987               Chairman of the Board, Chief Executive             112
(1954)                         Board, Chief                                   Officer, and Director(Trustee) of The
                               Executive Officer                              Vanguard Group, Inc. and each of the
                               and Trustee                                    investment companies served by The
                                                                              Vanguard Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Charles D. Ellis               Trustee                 January 2001           The Partners of '63 (probono ventures in           112
(1937)                                                                        education); Senior Advisor to Greenwich
                                                                              Associates (international business strategy
                                                                              consulting); Successor Trustee of Yale
                                                                              University; Overseer of the Stern School of
                                                                              Business at New York University; Trustee of
                                                                              the Whitehead Institute for Biomedical
                                                                              Research.
------------------------------------------------------------------------------------------------------------------------------------
Rajiv L. Gupta                 Trustee                 December 2001          Chairman and Chief Executive Officer               112
(1945)                                                                        (since October, 1999), Vice Chairman
                                                                              (January-September 1999),and Vice
                                                                              President (prior to September, 1999) of
                                                                              Rohm and Haas Co.(chemicals); Director
                                                                              of Technitrol, Inc. (electronic components)
                                                                              and Agere Systems (communication
                                                                              components); Board Member of
                                                                              American Chemistry Council; Trustee of
                                                                              Drexel University.
------------------------------------------------------------------------------------------------------------------------------------
JoAnn Heffernan Heisen         Trustee                 July 1998              Vice President, Chief Information Officer, and     112
(1950)                                                                        Member of the Executive Committee of
                                                                              Johnson & Johnson (pharmaceuticals/
                                                                              consumer products); Director of the Medical
                                                                              Center at Princeton and Women's Research
                                                                              and Education Institute.
------------------------------------------------------------------------------------------------------------------------------------

*Officers of the Funds are "Interested persons" as defined in the 1940 Act.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         NUMBER OF
                                                                                                                         VANGUARD
                                                                                                                           FUNDS
                               POSITION(S)                                                                              OVERSEEN BY
                               HELD WITH                 TRUSTEE/             PRINCIPAL OCCUPATION(S) DURING              TRUSTEE/
NAME, YEAR OF BIRTH              FUND                  OFFICER SINCE              THE PAST FIVE YEARS                     OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Burton G. Malkiel              Trustee                 May 1977               Chemical Bank Chairman's Professor of              110
(1932)                                                                        Economics, Princeton University; Director of
                                                                              Vanguard Investment Series plc (Irish investment
                                                                              fund) since November, 2001, Vanguard Group
                                                                              (Ireland) Limited (Irish investment
                                                                              management firm) since November, 2001,
                                                                              Prudential Insurance Co. of America, BKF
                                                                              Capital (investment management), The Jeffrey
                                                                              Co. (holding company), and NeuVis, Inc.
                                                                              (software company).
------------------------------------------------------------------------------------------------------------------------------------
Alfred M. Rankin, Jr.          Trustee                 January 1993           Chairman, President, Chief Executive               112
(1941)                                                                        Officer, and Director of NACCO Industries,
                                                                              Inc. (forklifttrucks/housewares/lignite);
                                                                              Director of Goodrich Corporation.
                                                                              (industrialproducts/aircraft systems and
                                                                              services). Director of the Standard
                                                                              Products Company (supplier for
                                                                              automotive industry) until 1998.
------------------------------------------------------------------------------------------------------------------------------------
J. Lawrence Wilson             Trustee                 April 1985             Retired Chairman and Chief Executive               112
(1936)                                                                        Officer of Rohm and Haas Co. (chemicals);
                                                                              Director of Cummins Inc. (diesel engines),
                                                                              The Mead Corp. (paper products), and
                                                                              AmerisourceBergen Corp. (pharmaceutical
                                                                              distribution); Trustee of Vanderbilt
                                                                              University.
------------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
R. Gregory Barton*             Secretary               June 2001              Managing Director and General Counsel              112
(1951)                                                                        of The Vanguard Group, Inc. (since
                                                                              September 1997); Secretary of The
                                                                              Vanguard Group, Inc. and of each of the
                                                                              investment companies served by The
                                                                              Vanguard Group, Inc. (since June 2001);
                                                                              Principal of The Vanguard Group, Inc.
                                                                              (prior to September 1997).
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Higgins*             Treasurer               July 1998              Principal of The Vanguard Group, Inc.;             112
(1957)                                                                        Treasurer of each of the
                                                                              investment companies served by The
                                                                              Vanguard Group, Inc. (since July 1998).
------------------------------------------------------------------------------------------------------------------------------------

*Officers of the Funds are "Interested persons" as defined in the 1940 Act.

     The trustees and officers of the Funds will receive no remuneration from the Funds. However, the trustees are also trustees of The Vanguard Group, Inc. (Vanguard) and of the Funds' underlying investment companies in The Vanguard Group (the Vanguard funds). Each Vanguard fund pays its unaffiliated trustees an annual fee plus a proportionate share of travel and other expenses incurred in attending board meetings. The officers are paid by Vanguard which, in turn, is reimbursed by each Vanguard fund for its proportionate share of officers' salaries and benefits.

     Mr. Ellis is a Senior Advisor to Greenwich Associates, a firm that consults on business strategy to professional financial services organizations in markets around the world. A large number of financial service providers, including The Vanguard Group, Inc., subscribe to programs of research-based consulting. During 2001 and 2002, Vanguard paid Greenwich subscription fees amounting to less than $275,000. Vanguard's subscription rates are similar to those of other subscribers.


     Board Committees: Each Fund's board has the following committees:

- Audit Committee: This committee oversees the accounting and financial reporting policies, the systems of internal controls, and the independent audits of the Funds and The Vanguard Group, Inc. All independent trustees serve as members of the committee. The committee held three meetings during each Fund's last fiscal year.

- Compensation Committee: This committee oversees the compensation programs established by each Fund and The Vanguard Group, Inc., for the benefit of their employees, officers, and trustees/directors. All independent trustees serve as members of the committee. The committee held three meetings during each Fund's last fiscal year.

- Nominating Committee: This committee nominates candidates for election to the board of directors of The Vanguard Group, Inc., and the board of trustees of the Funds (collectively, the Vanguard boards). The committee also has the authority to recommend the removal of any director or trustee from the Vanguard boards. All independent trustees serve as members of the committee. The committee held two meetings during each Fund's last fiscal year.

     The Nominating Committee will consider shareholder recommendations for trustee nominees. Shareholders may send recommendations to Mr. Wilson, Chairman of the Committee.

TRUSTEES' OWNERSHIP OF FUND SHARES
All trustees allocate their investments among the various Vanguard funds based on their own investment needs. The following table shows each trustee's ownership of shares of each Fund and of all Vanguard funds served by the trustee as of December 31, 2001. As a group, each Fund's trustees and officers own less than 1% of the outstanding shares of the Funds.


                                   VANGUARD STAR FUNDS

                                                   DOLLAR RANGE OF   AGGREGATE DOLLAR RANGE OF
                                                       FUND SHARES        VANGUARD FUND SHARES
NAME OF FUND                      NAME OF TRUSTEE  OWNED BY TRUSTEE           OWNED BY TRUSTEE
----------------------------------------------------------------------------------------------
DEVELOPED MARKETS INDEX FUND      John J. Brennan             None               Over $100,000
                                 Charles D. Ellis             None               Over $100,000
                                   Rajiv L. Gupta    Over $100,000               Over $100,000
                           JoAnn Heffernan Heisen             None               Over $100,000
                                Burton G. Malkiel             None               Over $100,000
                            Alfred M. Rankin, Jr.             None               Over $100,000
                               J. Lawrence Wilson    Over $100,000               Over $100,000

INSTITUTIONAL DEVELOPED MARKETS
 INDEX FUND                       John J. Brennan             None               Over $100,000
                                 Charles D. Ellis             None               Over $100,000
                                   Rajiv L. Gupta             None               Over $100,000
                           JoAnn Heffernan Heisen             None               Over $100,000
                                Burton G. Malkiel             None               Over $100,000
                            Alfred M. Rankin, Jr.             None               Over $100,000
                               J. Lawrence Wilson             None               Over $100,000

LIFESTRATEGY CONSERVATIVE GROWTH
 FUND                             John J. Brennan             None               Over $100,000
                                 Charles D. Ellis             None               Over $100,000
                                   Rajiv L. Gupta             None               Over $100,000
                           JoAnn Heffernan Heisen             None               Over $100,000
                                Burton G. Malkiel             None               Over $100,000
                            Alfred M. Rankin, Jr.             None               Over $100,000
                               J. Lawrence Wilson             None               Over $100,000



                                                   DOLLAR RANGE OF   AGGREGATE DOLLAR RANGE OF
                                                       FUND SHARES        VANGUARD FUND SHARES
NAME OF FUND                      NAME OF TRUSTEE OWNED BY TRUSTEE            OWNED BY TRUSTEE
----------------------------------------------------------------------------------------------
LIFESTRATEGY GROWTH FUND          John J. Brennan             None               Over $100,000
                                 Charles D. Ellis             None               Over $100,000
                                   Rajiv L. Gupta             None               Over $100,000
                           JoAnn Heffernan Heisen             None               Over $100,000
                                Burton G. Malkiel             None               Over $100,000
                            Alfred M. Rankin, Jr.             None               Over $100,000
                               J. Lawrence Wilson             None               Over $100,000

LIFESTRATEGY INCOME FUND          John J. Brennan             None               Over $100,000
                                 Charles D. Ellis             None               Over $100,000
                                   Rajiv L. Gupta             None               Over $100,000
                           JoAnn Heffernan Heisen             None               Over $100,000
                                Burton G. Malkiel             None               Over $100,000
                            Alfred M. Rankin, Jr.             None               Over $100,000
                               J. Lawrence Wilson             None               Over $100,000

LIFESTRATEGY MODERATE GROWTH
 FUND                             John J. Brennan             None               Over $100,000
                                 Charles D. Ellis             None               Over $100,000
                                   Rajiv L. Gupta             None               Over $100,000
                           JoAnn Heffernan Heisen             None               Over $100,000
                                Burton G. Malkiel             None               Over $100,000
                            Alfred M. Rankin, Jr.             None               Over $100,000
                               J. Lawrence Wilson             None               Over $100,000

STAR FUND                         John J. Brennan             None               Over $100,000
                                 Charles D. Ellis             None               Over $100,000
                                   Rajiv L. Gupta             None               Over $100,000
                           JoAnn Heffernan Heisen             None               Over $100,000
                                Burton G. Malkiel             None               Over $100,000
                            Alfred M. Rankin, Jr.             None               Over $100,000
                               J. Lawrence Wilson    Over $100,000               Over $100,000

TOTAL INTERNATIONAL STOCK
 INDEX FUND                       John J. Brennan    Over $100,000               Over $100,000
                                 Charles D. Ellis             None               Over $100,000
                                   Rajiv L. Gupta             None               Over $100,000
                           JoAnn Heffernan Heisen             None               Over $100,000
                                Burton G. Malkiel             None               Over $100,000
                            Alfred M. Rankin, Jr.             None               Over $100,000
                               J. Lawrence Wilson             None               Over $100,000


                          INVESTMENT ADVISORY SERVICES

The Funds do not employ an investment adviser. The allocation of each Fund's assets among the underlying Vanguard funds is made by officers of the Funds pursuant to instructions of the Funds' board of trustees and in conformity with each Fund's investment objective, strategies, and policies. The Declaration of Trust authorizes the trustees to retain an investment adviser if they determine that such action is in the best interests of the shareholders of each Fund. The trustees have no present intention to retain an investment adviser for any of the Funds. A Fund could not retain an investment adviser without first obtaining shareholder approval.

     The Funds benefit from the investment advisory services provided to the underlying Vanguard funds and, as shareholders of those funds, indirectly bear a proportionate share of those funds' advisory fees. The following is a description of the investment advisory agreements for each underlying Vanguard fund.

                              VANGUARD WINDSOR FUND

Vanguard Windsor Fund employs a multimanager approach, using two primary investment advisers for the bulk of its assets and Vanguard's Quantitative Equity Group to manage investments that provide the fund with liquidity.

WELLINGTON MANAGEMENT COMPANY, LLP
Wellington Management Company, LLP (Wellington Management) manages a portion of the assets of Vanguard Windsor Fund. Windsor Fund pays Wellington Management a basic fee, calculated by applying a quarterly rate, based on the following annual percentage rates, to Windsor Fund's average month-end net assets managed by Wellington Management for the quarter:


            NET ASSETS                                      RATE
            ----------                                      ----
            First $17.5 billion                           0.125%
            Assets in excess of $17.5 billion             0.100%

     The basic fee may be increased or decreased by applying an adjustment formula based on the investment performance of the assets of the fund managed by Wellington Management for the 36 months preceding the end of the quarter relative to the investment record of the Standard and Poor's 500 Composite Stock Price Index (the S&P 500 Index) for the same period.

     During the fiscal years ended October 31, 2000, 2001, and 2002, Windsor Fund incurred the following advisory fees owed to Wellington Management:

                                                       2000         2001          2002
--------------------------------------------------------------------------------------
Basic Fee                                       $15,541,000  $16,311,000   $14,285,000
Increase/(Decrease) for Performance Adjustment  (12,247,000)   5,567,000    10,006,000
                                               ---------------------------------------
Total                                            $3,294,000  $21,878,000   $24,291,000




SANFORD C. BERNSTEIN & CO., LLC
Sanford C. Bernstein & Co., LLC (Bernstein) manages a portion of the assets of Vanguard Windsor Fund. The fund pays Bernstein a basic fee at the end of each of the fund's fiscal quarters, calculated by applying a quarterly rate, based on the following annual percentage rates, to the average month-end net assets managed by Bernstein for the quarter:

NET ASSETS                               RATE
----------                              -----
First $1 billion                        0.15%
Next $2 billion                         0.14%
Next $2 billion                         0.12%
Assets in excess of $5 billion          0.10%

     The basic fee may be increased or decreased by applying an adjustment formula based on the investment performance of the assets of the fund managed by Bernstein for the 36 months preceding the end of the quarter relative to the investment record of the Russell 1000 Value Index for the same period.

     During the fiscal years ended October 31, 2000, 2001 and 2002, Windsor Fund incurred the following advisory fees owed to Bernstein:

                                                      2000        2001        2002
                                                ----------------------------------
Basic Fee                                       $5,240,000  $5,899,000  $5,617,000
Increase/(Decrease) for Performance Adjustment    (580,000)     42,000   2,561,000
                                               -----------------------------------
Total                                           $4,660,000  $5,941,000  $8,178,000

                           VANGUARD MORGAN GROWTH FUND

Vanguard Morgan Growth Fund employs three separate investment advisers, each of whom manages the investment and reinvestment of a portion of the fund's assets.

WELLINGTON MANAGEMENT COMPANY, LLP

Morgan Fund employs Wellington Management Company, LLP (Wellington Management) under an investment advisory agreement to manage the investment and reinvestment of approximately 39% (as of September 30, 2002) of the fund's assets and to continuously review, supervise, and administer the fund's investment program. Wellington Management discharges its responsibilities subject to the supervision and oversight of Morgan Fund's officers and trustees.

     Morgan Fund pays Wellington Management a basic fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the fund's average month-end net assets for the quarter:


NET ASSETS                                   RATE
----------                                -------
First $500 million                         0.175%
Next $500 million                          0.100%
Assets in excess of $1 billion             0.075%

     The basic fee may be increased or decreased by applying an incentive/penalty fee based on the investment performance of the fund's assets managed by Wellington Management, over a 36-month period, relative to the investment record of a benchmark index composed of the stocks held in the country's 50 largest growth stock mutual funds (the Russell 3000 Growth Index).

     During the fiscal years ended December 31, 1999, and 2000, the nine-month period ended September 30, 2001, and the fiscal year ended September 30, 2002, Morgan Fund incurred the following advisory fees owed to Wellington Management:

                                                                 NINE MONTHS ENDED
                                                                          SEP. 30,
                                                      1999        2000        2001        2002
Basic Fee                                       $1,831,000  $2,206,000  $1,389,000  $1,628,000
Increase/(Decrease) for Performance Adjustment     378,000     965,000     729,000     983,000
                                                ----------------------------------------------
Total                                           $2,209,000  $3,171,000  $2,118,000  $2,611,000



FRANKLIN PORTFOLIO ASSOCIATES, LLC

Morgan Fund employs Franklin Portfolio Associates LLC under an investment advisory agreement to manage the investment and reinvestment of approximately 30% (as of September 30, 2002) of the fund's assets. Franklin Portfolio
Associates discharges its responsibilities subject to the supervision and oversight of the officers and trustees of the fund.

     Morgan Fund pays Franklin Portfolio Associates a basic fee by applying various percentage rates to the average net assets of the fund managed by Franklin Portfolio Associates. The fee schedule is as follows:


NET ASSETS                                                RATE
----------
First $100 million                                       0.25%
Next $200 million                                        0.20%
Next $200 million                                        0.15%
Next $500 million                                        0.10%
Next $4 billion                                          0.08%
Assets in excess of $5 billion                           0.06%

     The basic fee may be increased or decreased by applying an incentive/penalty fee based on the investment performance of the assets of the fund managed by Franklin Portfolio Associates, over a 36-month period, relative to the investment record of the Russell Mid-Cap Growth Index.

     During the fiscal years ended December 31, 1999, and 2000, the nine-month period ended September 30, 2001, and the fiscal year ended September 30, 2002, Morgan Fund incurred the following advisory fees owed to Franklin Portfolio
Associates:

                                                                      NINE MONTHS ENDED
                                                       1999         2000  SEP. 30, 2001           2002
                                                ------------------------------------------------------
Basic Fee                                       $1,982,000   $2,506,000      $1,332,000    $1,501,000
Increase/(Decrease) for Performance Adjustment    (212,000)  (1,361,000)     (1,224,000)   (1,015,000)
                                                ------------------------------------------------------
Total                                           $1,770,000   $1,145,000         108,000      $486,000


VANGUARD'S QUANTITATIVE EQUITY GROUP
Vanguard's Quantitative Equity Group (the Group) provides investment advisory services on an at-cost basis with respect to approximately 28% of Morgan Fund's assets as of September 30, 2002. In addition, the Group manages any investments held by the fund that provide the fund with liquidity (approximately 3% as of September 30, 2002).

     During the fiscal years ended December 31, 1999, and 2000, the nine-month period ended September 30, 2001, and the fiscal year ended September 30, 2002, Morgan Fund incurred expenses for investment advisory services provided by Vanguard in the following approximate amounts: $500,000, $457,000, $433,000, and $584,000, respectively.


                  VANGUARD GNMA AND LONG-TERM CORPORATE FUNDS
Wellington Management Company, LLP (Wellington Management) serves as investment adviser to GNMA and Long-Term Corporate Funds. Each of the funds pays Wellington Management an investment advisory fee at the end of each fiscal quarter, calculated by applying a quarterly rate to the average month-end net assets of each fund.

                               VANGUARD GNMA FUND

NET ASSETS                           RATE
----------
First $3 billion                   0.020%
Next $3 billion                    0.010%
Assets in excess of $6 billion     0.008%


                        VANGUARD LONG-TERM CORPORATE FUND

NET ASSETS                            RATE
----------
First $1 billion                    0.040%
Next $1 billion                     0.030%
Next $1 billion                     0.020%
Assets in excess of $3 billion      0.015%

     During the fiscal years ended January 31, 2000, 2001, and 2002, GNMA and Long-Term Corporate Funds paid Wellington Management the following advisory fees:

FUND                                     2000        2001        2002
---------------------------------------------------------------------
Vanguard GNMA Fund                 $1,408,000  $1,460,000  $1,790,000
Vanguard Long-Term Corporate Fund   1,037,000     993,000   1,053,000


                       VANGUARD SHORT-TERM CORPORATE FUND
Vanguard Short-Term Corporate Fund receives its investment advisory services on an "internalized," at-cost basis from an investment management staff employed directly by Vanguard. This staff, Vanguard's Fixed Income Group, is supervised by the officers of the fund. During the fiscal years ended January 31, 2000, 2001, and 2002, the Short-Term Corporate Fund incurred expenses for investment advisory services provided by Vanguard in the following approximate amounts:
$814,000, $834,000, and $1,027,000, respectively.


                               VANGUARD WINDSOR II
Vanguard Windsor II Fund employs a multimanager approach utilizing four investment advisers, each of whom manages the investment and reinvestment of a portion of the fund's assets.

BARROW, HANLEY, MEWHINNEY & STRAUSS, INC.

Windsor II Fund has entered into an investment advisory agreement with Barrow, Hanley, Mewhinney & Strauss, Inc. (Barrow, Hanley) to manage a portion of the fund's equity assets (approximately 61%, as of October 31, 2002). Under this agreement, Barrow, Hanley manages the investment and reinvestment of the designated assets and continuously reviews, supervises, and administers the investment program of the fund with respect to those assets. Barrow, Hanley discharges its responsibilities subject to the supervision and oversight of the officers and trustees of the fund.

     Windsor II Fund pays Barrow, Hanley a basic fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the average month-end net assets of the fund managed by Barrow, Hanley for the quarter:

NET ASSETS                           RATE
----------
First $200 million                 0.300%
Next $300 million                  0.200%
Next $500 million                  0.150%
Assets in excess of $1 billion     0.125%

     The basic fee paid to Barrow, Hanley, as provided above, will be increased or decreased by applying a performance adjustment fee based on the investment performance of the assets of the fund managed by Barrow, Hanley over a trailing 36-month period relative to that of the Standard & Poor's 500/Barra Value Index (the Barra Value Index). The Barra Value Index includes stocks in the Standard and Poor's 500 Composite Stock Price Index with lower than average ratios of market price to book value. These types of stocks are often referred to as "value" stocks.

     During the fiscal years ended October 31, 2000, 2001, and 2002, Windsor II Fund incurred the following advisory fees owed to Barrow, Hanley:

                                                        2000         2001         2002
                                                --------------------------------------
Basic Fee                                       $19,325,000  $20,851,000   $18,824,000
Increase/(Decrease) for Performance Adjustment   (6,374,000)  (2,809,000)    3,246,000
                                                --------------------------------------
Total                                           $12,951,000  $18,042,000   $22,070,000


EQUINOX CAPITAL MANAGEMENT, INC.

Windsor II Fund has entered into an investment advisory agreement with Equinox Capital Management, Inc. (Equinox) to manage a portion of the fund's equity assets (approximately 14%, as of October 31, 2002). Under this agreement, Equinox manages the investment and reinvestment of the designated assets and continuously reviews, supervises, and administers the investment program of the fund with respect to those assets. Equinox discharges its responsibilities subject to the supervision and oversight of the officers and trustees of the fund.


     Windsor II Fund pays Equinox a basic fee by applying a quarterly rate, based on the following annual percentage rates, to the portion of the fund's average month-end net assets managed by Equinox. The fee schedule is as follows:

NET ASSETS                                RATE
----------
First $400 million                      0.200%
Next $600 million                       0.150%
Next $1 billion                         0.125%
Assets in excess of $2 billion           .100%

     The basic fee paid to Equinox may be increased or decreased by applying an adjustment formula based on the 36-month investment performance of the fund's assets managed by Equinox relative to the investment record of the Russell 1000 Value Index.

     During the fiscal years ended October 31, 2000, 2001, and 2002, Windsor II Fund incurred the following advisory fees owed to Equinox:

                                                       2000        2001         2002
                                                 -----------------------------------
Basic Fee                                        $4,632,000  $4,509,000  $4,427,000
Increase/(Decrease) for Performance Adjustment    2,358,000   1,362,000    (887,000)
                                                 -----------------------------------
Total                                            $6,990,000  $5,871,000  $3,540,000


TUKMAN CAPITAL MANAGEMENT, INC.

Windsor II Fund has entered into an investment advisory agreement with Tukman Capital Management, Inc. (Tukman) to manage a portion of the fund's equity assets (approximately 14%, as of October 31, 2002). Under this agreement, Tukman manages the investment and reinvestment of the designated assets and continuously reviews, supervises, and administers the investment program of the fund with respect to those assets. Tukman discharges its responsibilities subject to the supervision and oversight of the officers and trustees of the fund.

     Windsor II Fund pays Tukman a basic fee by applying a quarterly rate, based on the following annual percentage rates, to the portion of Windsor II's average month-end assets managed by Tukman:

NET ASSETS                              RATE
----------
First $25 million                      0.40%
Next $125 million                      0.35%
Next $350 million                      0.25%
Next $500 million                      0.20%
Assets in excess of $1 billion         0.15%

     The basic fee paid to Tukman may be increased or decreased by applying a performance adjustment fee based on the 36-month investment performance of the fund's assets managed by Tukman relative to the investment record of the Standard & Poor's 500 Index.

     During the fiscal years ended October 31, 2000, 2001, and 2002, Windsor II Fund incurred the following advisory fees owed to Tukman:

                                                        2000        2001       2002
                                                 ----------------------------------
Basic Fee                                        $5,983,000  $5,956,000  $5,657,000
Increase/(Decrease) for Performance Adjustment   (2,265,000)  2,305,000   2,894,000
                                                 ----------------------------------
Total                                            $3,718,000  $8,261,000  $8,551,000


VANGUARD'S QUANTITATIVE EQUITY GROUP

Vanguard's Quantitative Equity Group (the Group) provides investment advisory services on an at-cost basis with respect to a portion of Windsor II Fund's assets (approximately 7%, as of October 31, 2002). In addition, the Group manages any investments held by the fund that provide the fund with liquidity (approximately 4%, as of October 31, 2002). The Group also provides investment advisory services to several other Vanguard funds. The Group is supervised by the officers of the fund.

     During the fiscal years ended October 31, 2000, 2001, and 2002, Windsor II Fund incurred expenses for investment advisory services provided by the Group in the following approximate amounts: $414,000, $525,000, and $624,000, respectively.


                             VANGUARD EXPLORER FUND

Vanguard Explorer Fund employs a multimanager approach utilizing five investment advisers, each of whom manages the investment and reinvestment of a portion of the fund's assets.

WELLINGTON MANAGEMENT COMPANY, LLP

Explorer Fund has entered into an advisory agreement with Wellington Management under which Wellington Management manages the investment and reinvestment of a portion of Explorer Fund's assets and continuously reviews, supervises, and administers Explorer Fund's investment program with respect to those assets. As of October 31, 2002, Wellington Management managed approximately 24% of Explorer Fund's equity investments. Wellington Management discharges its responsibilities subject to the supervision and oversight of the officers and trustees of Explorer Fund.

     Explorer Fund pays Wellington Management a basic fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the portion of Explorer Fund's average month-end net assets managed by Wellington Management for the quarter:


NET ASSETS                                            RATE
----------
First $500 million                                  0.250%
Next $250 million                                   0.200%
Next $250 million                                   0.150%
Assets in excess of $1 billion                      0.100%


     The basic fee paid to Wellington Management may be increased or decreased by applying a performance adjustment fee based on the 36-month investment performance of the fund's assets managed by Wellington Management relative to the investment performance of the Russell 2500 Growth Index.

     During the fiscal years ended October 31, 2000, 2001, and 2002, Explorer Fund paid Wellington Management the following advisory fees:


                                                     2000        2001       2002
                                              ----------------------------------
Basic Fee                                      $2,119,000  $2,184,000 $2,206,000
Increase/(Decrease) for Performance Adjustment    976,000   1,070,000  1,094,000
                                              ----------------------------------
Total                                          $3,095,000  $3,254,000 $3,300,000


GRANAHAN INVESTMENT MANAGEMENT, INC.

Granahan Investment Management, Inc. (Granahan) serves as a second investment adviser to Explorer Fund. Under its advisory agreement, Granahan manages the investment and reinvestment of a portion of Explorer Fund's assets and continuously reviews, supervises, and administers Explorer Fund's investment program with respect to those assets. As of October 31, 2002, Granahan managed approximately 33% of Explorer Fund's equity investments. Granahan discharges its responsibilities subject to the supervision and oversight of the officers and trustees of Explorer Fund.

     Explorer Fund pays Granahan a basic fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the portion of Explorer Fund's average month-end net assets managed by Granahan for the quarter:


            NET ASSETS                                 RATE
            ----------                                 ----
            First $500 million                       0.300%
            Next $250 million                        0.200%
            Next $250 million                        0.150%
            Assets in excess of $1 billion           0.100%


     The basic fee paid to Granahan may be increased or decreased by applying a performance adjustment fee based on the investment performance of the fund's assets managed by Granahan over a trailing 36-month period relative to that of the Russell 2500 Growth Index for the same period.

  During the fiscal years ended October 31, 2000, 2001, and 2002, Explorer Fund paid Granahan the following advisory fees:


                                                    2000        2001        2002
                                               ---------------------------------
Basic Fee                                      $2,786,000  $2,836,000 $2,843,000
Increase/(Decrease) for Performance Adjustment    868,000   1,070,000  1,100,000
                                               ---------------------------------
Total                                          $3,654,000  $3,906,000 $3,943,000


CHARTWELL INVESTMENT PARTNERS

Explorer Fund has entered into an advisory agreement with Chartwell Investment Partners (Chartwell) under which Chartwell manages the investment and reinvestment of a portion of Explorer Fund's assets and continuously reviews, supervises, and administers Explorer Fund's investment program with respect to those assets. As of October 31, 2002, Chartwell managed approximately 8% of Explorer Fund's equity investments. Chartwell discharges its responsibilities subject to the supervision and oversight of the officers and trustees of Explorer Fund.

     For the services provided by Chartwell under the advisory agreement, Explorer Fund will pay Chartwell a basic fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the average month-end net assets of Explorer Fund managed by Chartwell for the quarter:


            NET ASSETS                           RATE
            ----------
            First $250 million                  0.40%
            Next $250 million                   0.30%
            Assets in excess of $500 million    0.20%


     Effective with the quarter ended July 31, 1998, the basic fee, as provided above, may be increased or decreased by applying a performance adjustment fee based on the 36-month investment performance of the assets of Explorer Fund managed by Chartwell relative to the investment performance of the Russell 2500 Growth Index for the same period.

     For the fiscal years ended October 31, 2000, 2001, and 2002, Explorer Fund paid Chartwell the following advisory fees:

                                                    2000        2001        2002
                                              ----------------------------------
Basic Fee                                     $1,651,000  $1,405,000  $1,282,000
Increase/(Decrease) for Performance Adjustment   272,000     288,000     290,000
                                              ----------------------------------
Total                                         $1,923,000  $1,693,000  $1,572,000


GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC

Explorer Fund also employs Grantham, Mayo, Van Otterloo & Co. LLC (GMO) under an investment advisory agreement to manage the investment and reinvestment of a portion of the fund's assets and continuously review, supervise, and administer Explorer Fund's investment program with respect to those assets. As of

October 31, 2002, GMO managed approximately 19% of Explorer Fund's equity investments. GMO discharges its responsibilities subject to the supervision and oversight of the officers and trustees of the fund.

     For the services provided by GMO under the advisory agreement, Explorer Fund will pay GMO a basic fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the average month-end net assets of Explorer Fund managed by GMO for the quarter:


            NET ASSETS                         RATE
            ----------
            First $500 million               0.275%
            Next $500 million                0.225%
            Assets in excess of $1 billion   0.200%

     The basic fee paid to GMO may be increased or decreased by applying a performance adjustment fee based on the investment performance of the fund's assets managed by GMO over a trailing 36 month period relative to that of the Russell 2500 Growth for the same period.

     During the fiscal year ended October 31, 2000, 2001, and 2002, the Exploere Fund incurred the following advisory fees owed to GMO:

                                                   2000        2001        2002
                                              ---------------------------------
Basic Fee                                      $528,000  $1,381,000   1,850,000
Increase/(Decrease) for Performance Adjustment        0     200,000     567,000
                                              ----------------------------------
Total                                          $528,000  $1,581,000  $2,417,000


THE VANGUARD GROUP, INC.

Vanguard's Quantitative Equity Group provides investment advisory services on an at-cost basis with respect to approximately 12% (as of October 31, 2002) of Explorer Fund's assets, and any investments held by the fund that provide the fund with liquidity (approximately 4%, as of October 31, 2002). Vanguard's Quantitative Equity Group is supervised by the officers of the fund.

     For the fiscal years ended October 31, 2000, 2001, and 2002, the fund incurred expenses for investment advisory services provided by Vanguard in the following approximate amounts: $138,000, $175,000, and $443,000, respectively.

                           VANGUARD U.S. GROWTH FUND

Vanguard U.S. Growth Fund entered into an investment advisory agreement with Alliance Capital Management L.P. (Alliance) under which Alliance manages the investment and reinvestment of the fund's assets and continuously reviews, supervises, and administers the fund. Alliance discharges its responsibilities subject to the supervision and oversight of the officers and trustees of the fund. Under this agreement the fund pays Alliance an advisory fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on an annual percentage rate of 0.12%, to the fund's average month-end net assets for the quarter.

     The basic fee paid to Alliance may be increased or decreased by applying a performance adjustment fee based on the investment performance of the fund's portfolio over a trailing 36 month period relative to that of the Russell 1000 Growth Index for the same period.

     Please note that Alliance became the fund's investment adviser on June 22, 2001. Prior to June 22, 2001, the fund employed Lincoln Capital Management Company (Lincoln) as its investment adviser. For the fiscal years ended August 31, 2000, 2001, and 2002, the U.S. Growth Fund incurred advisory fees of $20,280,000, $16,765,000, and $11,597,000, respectively.



                             VANGUARD PRIMECAP FUND

Vanguard PRIMECAP Fund employs PRIMECAP Management Company (PRIMECAP) under an investment advisory agreement to manage the investment and reinvestment of the assets of the fund and to continuously review, supervise, and administer the fund's investment program. PRIMECAP discharges its responsibilities subject to the supervision and oversight of the officers and trustees of the fund.

     The fund pays PRIMECAP an advisory fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the fund's average month-end net assets for the quarter:

            NET ASSETS                                 RATE
            ----------
            First $50 million                        0.500%
            Next $200 million                        0.450%
            Next $250 million                        0.375%
            Next $1,750 million                      0.250%
            Next $2,750 million                      0.200%
            Next $5 billion                          0.175%
            Assets in excess of $10 billion          0.150%

     During the fiscal years ended December 31, 1999, and 2000, the fiscal period January 1 through August 31, 2001, and the fiscal year ended August 31, 2002, the PRIMECAP Fund incurred investment advisory fees of approximately $26,764,000, $39,304,000, $24,289,000, and $31,593,000, respectively.



                        VANGUARD PRIME MONEY MARKET FUND

Vanguard's Fixed Income Group provides investment advisory services on an at-cost basis to Vanguard Prime Money Market Fund.

     During the fiscal years ended November 30, 1999, and 2000, the nine-month fiscal period ended August 31, 2001, and the fiscal year ended August 31, 2002, Vanguard Prime Money Market Fund's share of Vanguard's investment advisory expenses totaled approximately $4,718,000, $5,045,000, $4,977,000, and
$7,141,000, respectively.



                         VANGUARD ASSET ALLOCATION FUND

Vanguard Asset Allocation Fund employs Mellon Capital Management Corporation (Mellon), under an investment advisory agreement to manage the investment and reinvestment of the assets of the fund and to continuously review, supervise, and administer the fund's investment program. Mellon discharges its responsibilities subject to the supervision and oversight of the officers and trustees of the fund.

     Asset Allocation Fund pays Mellon a basic fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the fund's average month-end net assets for the quarter:


      NET ASSETS                                     RATE
      ----------
      First $100 million                           0.200%
      Next $900 million                            0.150%
      Next $500 million                            0.125%
      Assets in excess of $1.5 billion             0.100%

     This fee may be increased or decreased by applying an adjustment formula based on the cumulative investment performance of the fund's portfolio for the 36 months preceding the end of the quarter relative to the investment record of a Combined Index for the same period. The Combined Index is comprised of the Standard & Poor's 500 Index (65% of the Combined Index) and the Lehman Brothers Long-Term U.S. Treasury Index (35% of the Combined Index).

     During the fiscal years ended September 30, 2000, 2001, and 2002, the Asset Allocation Fund incurred investment advisory fees as follows:

                                                   2000        2001         2002
                                             -----------------------------------
Basic Fee                                    $9,200,000  $9,306,000  $8,872,000
Increase/(Decrease) for Performance Adjustment (709,000)          0  (1,048,000)
                                             -----------------------------------
Total                                        $8,491,000  $9,306,000  $7,673,000


                       VANGUARD INTERNATIONAL GROWTH FUND

Vanguard International Growth Fund has entered into an investment advisory agreement with Schroder Investment Management North America, Inc. (Schroder) to manage the investment and reinvestment of fund's assets and to continuously review, supervise, and administer Vanguard International Growth Fund's investment program. In this regard, it is the responsibility of Schroder to make decisions relating to the fund's investment in foreign securities and to place the fund's purchase and sale orders for such securities. Schroder will invest or reinvest the assets of the fund only in foreign (non-U.S.) securities. Schroder discharges its responsibilities subject to the supervision and oversight of the officers and trustees of the fund.

     As compensation for the services rendered by Schroder under the agreement, the fund pays Schroder a basic fee at the end of each fiscal quarter calculated by applying a quarterly rate, based on the following annual percentage rates, to the average month-end net assets of the fund for the quarter:


                  NET ASSETS                  RATE
                  ----------                  ----
                  First $50 million         0.350%
                  Next $950 million         0.175%
                  Over $1 billion           0.125%

     The basic fee, as provided above, shall be increased or decreased by applying an adjustment formula based on the investment performance of Vanguard International Growth Fund relative to that of the Morgan Stanley Capital International Europe, Australasia, Far East Index for the same period.


     During the fiscal years ended August 31, 2000, 2001, and 2002, the International Growth Fund paid Schroder the following advisory fees:


                                                2000         2001         2002
                                          ------------------------------------
Basic Fee                                $12,718,000  $10,815,000   $8,751,000
Increase/(Decrease) for Performance Adjustment    --      563,000    1,642,000
                                         -------------------------------------
Total                                    $12,718,000  $11,378,000  $10,393,000



                        VANGUARD INTERNATIONAL VALUE FUND

Vanguard  International  Value Fund employs  Hansberger Global  Investors,  Inc.
(HGI), a wholly owned subsidiary of Hansberger Group, Inc., under an investment advisory agreement dated July 31, 2000 to manage the investment and reinvestment of the fund's assets. HGI discharges its responsibilities subject to the supervision and oversight of the fund's officers and board of trustees, and in conformance with the fund's stated investment objective and policies.

     As compensation for the investment advisory services rendered by HGI, the fund pays HGI quarterly a basic fee calculated by applying a quarterly rate, based on the following annual percentage rates, to the average month-end net assets of the fund for the quarter.


            NET ASSETS                           RATE
            ----------
            First $50 million                  0.475%
            Next $450 million                  0.150%
            Next $500 million                  0.120%
            Assets in excess of $1 billion     0.110%

     The basic fee is increased or decreased by applying a performance fee adjustment reflecting the investment performance of the fund relative to the return of the Morgan Stanley Capital International Europe, Australasia, Far East Index over a 36-month period ending with the then-ended quarter.

     From April 1, 1996, through July 31, 2000, the fund employed Phillips & Drew as its investment adviser. During the fiscal period January 1 through July 31, 2000, the fund paid Phillips & Drew advisory fees totaling $856,000, before a performance-based decrease of $372,000.


     Since August 1, 2000, the fund has employed HGl as its investment adviser. From August 1 through December 31, 2000, the fiscal period January 1 through October 31, 2001, and the fiscal year ended October 31, 2002, the International Value Fund paid HGI advisory fees totaling $561,000, $947,000, and $1,773,000, respectfully.


  VANGUARD TOTAL STOCK MARKET INDEX FUND, VANGUARD EUROPEAN STOCK INDEX FUND,
                       VANGUARD PACIFIC STOCK INDEX FUND,
               AND VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND

Vanguard Total Stock Market, European Stock, and Pacific Stock Index Funds receive their investment advisory services on an at-cost basis from Vanguard's Quantitative Equity Group. Vanguard Total International Stock Index Fund invests solely in other Vanguard funds and therefore does not employ an investment adviser or pay advisory fees. However, Total International Stock Index Fund benefits from the investment advisory services provided by Vanguard to the underlying funds in which it invests.


     During the fiscal years ended December 31, 2000, the fiscal period January 1 through October 31, 2001, and the fiscal year ended October 31, 2002, the funds incurred expenses for investment advisory services of approximately the following amounts:


                                                      TEN MONTHS ENDED
FUND                                           2000      OCT. 31, 2001     2002
-------------------------------------------------------------------------------
Vanguard European Stock Index Fund          $46,000            $43,000  $99,000
Vanguard Pacific Stock Index Fund            43,000             43,000   99,000
Vanguard Emerging Markets Stock Index Fund   46,000             42,000   99,000

     During the fiscal years ended December 31, 2000, 2001, and 2002, the Total Stock Market Index Fund incurred expenses for investment advisory services of approximately the following amounts:

    FUND                                           2000        2001         2002
    ----------------------------------------------------------------------------
    Vanguard Total Stock Market Index Fund     $153,000    $181,000     $144,000

     For more information on: (1) an underlying Vanguard fund's investment advisor; or (2) the process through which each underlying fund's Board of Trustees approves an investment advisory agreement, please see the underlying Vanguard fund's prospectus and statements of additional information.



                             PORTFOLIO TRANSACTIONS

Each Fund will purchase and sell the principal portion of its Fund securities (i.e., shares of the underlying Vanguard funds) by dealing directly with the issuer--the underlying funds. As such, the Funds incur no brokerage commissions.


                               PURCHASE OF SHARES

The purchase price of shares of the Funds is the net asset value next determined after the order is received. The net asset value is calculated as of the close of the New York Stock Exchange (the Exchange, generally 4 p.m. Eastern time) on each day the Exchange is open for business and on any other day on which there is sufficient trading in each Fund's underlying securities to materially affect its net asset value per share. An order received prior to the close of the Exchange will be executed at the price computed on the date of receipt; and an order received after the close of the Exchange will be executed at the price computed on the next day the Exchange is open.

     Each Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of a Fund's shares.

     To assure that each Fund continues to operate in the manner set forth in its prospectus, including the desired composition of shareholder investments in the Fund, the officers of the Funds will monitor and report to the trustees the composition of the Funds' shareholder base. The Funds' shares will be marketed to tax-advantaged and other retirement accounts. The officers will recommend to the trustees any action they deem necessary to assure that investments in the Funds do not become inconsistent with the policies applicable to the Funds. This could include recommendations to limit sales to specific categories of investors or to revise the suitability standards for investors.


                              REDEMPTION OF SHARES

Each Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

     Each Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.

     No charge is made by the Funds for redemptions. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Funds.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS
The Funds have authorized certain agents to accept on their behalf purchase and redemption orders, and those agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf (collectively, "Authorized Agents"). A Fund will be deemed to have received a purchase or redemption order when an Authorized Agent accepts the order in accordance with the Fund's instructions. A customer order that is properly transmitted to a Fund by an Authorized Agent will be priced at the Fund's net asset value next determined after the order is received by the agent.



                                   SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets of the Fund by the number of Fund shares outstanding.

     The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the Fund expects the same holidays to be observed in the future, the Exchange may modify its holiday schedule or hours of operation at any time.


                             YIELD AND TOTAL RETURN

The yield of each Fund for the 30-day period ended October 31, 2002, was as follows:


  LifeStrategy Conservative Growth             3.96%
  LifeStrategy Growth                          2.32%
  LifeStrategy Income                          4.84%
  LifeStrategy Moderate Growth                 3.15%
  STAR                                         3.27%

     The average annual total return of each Fund for the one-, five-, and ten-year periods, or since inception of the Fund, ended October 31, 2002, are set forth below.

                                                                     10 YEARS OR
                                   1 YEAR ENDED  5 YEARS ENDED   SINCE INCEPTION
FUND                                 10/31/2002     10/31/2002  ENDED 10/31/2002
--------------------------------------------------------------------------------
DEVELOPED MARKETS INDEX FUND
(Inception Date: May 8, 2000)
 Return Before Taxes                    -13.61%            NA            -18.62%
 Return After Taxes on Distributions    -14.18             NA            -19.05
 Return After Taxes on Distributions
  and Sale of Fund Shares                -8.30             NA            -14.55


INSTITUTIONAL DEVELOPED MARKETS FUND
(Inception Date: June 1, 2000)
 Return Before Taxes                    -13.41%            NA            -19.24%
 Return After Taxes on Distributions    -14.05             NA            -19.70
 Return After Taxes on Distributions
  and Sale of Fund Shares                -8.17             NA            -15.04

LIFESTRATEGY CONSERVATIVE GROWTH FUND
(Inception Date: September 30, 1994)
 Return Before Taxes                     -4.11%          4.36%             8.48%
 Return After Taxes on Distributions     -5.51           2.36              6.42
 Return After Taxes on Distributions
  and Sale of Fund Shares                -2.49           2.60              6.00

LIFESTRATEGY GROWTH FUND
(Inception Date: September 30, 1994)
 Return Before Taxes                    -10.91%          1.29%             8.05%
 Return After Taxes on Distributions    -11.63           0.10              6.76
 Return After Taxes on Distributions
  and Sale of Fund Shares                -6.64           0.60              6.13

LIFESTRATEGY INCOME FUND
(Inception Date: September 30, 1994)
 Return Before Taxes                     -0.79%          5.72%             8.65%
 Return After Taxes on Distributions     -2.57           3.40              6.29
 Return After Taxes on Distributions
  and Sale of Fund Shares                -0.49           3.48              5.92

LIFESTRATEGY MODERATE GROWTH FUND
(Inception Date: September 30, 1994)
 Return Before Taxes                     -7.30%          2.99%             8.42%
 Return After Taxes on Distributions     -8.37           1.43              6.80
 Return After Taxes on Distributions
  and Sale of Fund Shares                -4.42           1.75              6.24

STAR FUND
 Return Before Taxes                     -6.53%          4.26%             9.52%
 Return After Taxes on Distributions     -7.69           1.54              6.84
 Return After Taxes on Distributions
  and Sale of Fund Shares                -3.95           2.56              6.82

                                                                     10 YEARS OR
                                   1 YEAR ENDED  5 YEARS ENDED   SINCE INCEPTION
FUND                                 10/31/2002     10/31/2002  ENDED 10/31/2002
--------------------------------------------------------------------------------
TOTAL INTERNATIONAL STOCK
INDEX FUND
(Inception Date: April 29, 1996)
 Return Before Taxes                    -11.80%         -3.26%            -2.51%
 Return After Taxes on Distributions     -12.40          -3.95             -3.14
 Return After Taxes on
  Distributions and Sale of Fund Shares   -7.19          -2.81             -2.20

AVERAGE ANNUAL TOTAL RETURN
Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of the fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in fund shares. Average annual total returns are quoted to the nearest hundredth of one percent.

AVERAGE ANNUAL TOTAL RETURN (BEFORE TAXES)
Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                              T = (ERV/P)/1/N/ - 1

  Where:

          T   =average annual total return
          P   =a hypothetical initial investment of $1,000
          n   =number of years
          ERV =ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, and 10-year periods (or fractional portion thereof)
Instructions:
1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period. Adjustments may be made for subsequent re-characterizations of distributions.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)
We calculate a fund's average annual total return (after taxes on distributions) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                            T = (ATV\\D\\/P)/1/N/ - 1

  Where:

          T        =average annual total return (after taxes on
                    distributions)
          P        =a hypothetical initial investment of $1,000
          n        =number of years
          ATV\\D\\ =ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption
Instructions:
1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus. Assume that the redemption has no tax consequences.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)
We calculate a fund's average annual total return (after taxes on distributions and redemption) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                           T = (ATV\\DR\\/P)/1/N/ - 1

  Where:

          T         =average annual total return (after taxes on
                     distributions and redemption)
          P         =a hypothetical initial investment of $1,000
          n         =number of years
          ATV\\DR\\ =ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions and redemption

Instructions:
1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

6. Determine the ending value by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

(a) Calculate the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges as specified by Instruction 5).

(b) The fund should separately track the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, include the distribution net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis should be adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

(c) The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption should be separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The fund should not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character should be determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

(d) Calculate the capital gains taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law should be used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. Assume that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

CUMULATIVE TOTAL RETURN

Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                C = (ERV/P) - 1

  Where:

          C   =cumulative total return
          P   =a hypothetical initial investment of $1,000
          ERV =ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

SEC YIELDS

Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         YIELD = 2[((A-B)/CD+1)6 - 1]

  Where:

          a =dividends and interest earned during the period b =expenses accrued for the period (net of reimbursements)
          c =the average daily number of shares outstanding during
             the period that were entitled to receive dividends
          d =the maximum offering price per share on the last day of the period

                              FINANCIAL STATEMENTS

Each Fund's Financial Statements for the fiscal year ended October 31, 2002, appearing in the Funds' 2002 Annual Reports to Shareholders, and the reports thereon by PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the performance, please see the Funds' Annual Reports to Shareholders, which may be obtained without charge.


                               COMPARATIVE INDEXES

Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member funds of The Vanguard Group of Investment Companies.

     Each of the investment company members of The Vanguard Group uses one or more of the following unmanaged indexes for comparative performance purposes.

     ASSET ALLOCATION COMPOSITE INDEX--Made up of two unmanaged benchmarks, weighted 65% Standard & Poor's 500 Index and 35% Lehman Brothers Long Treasury Index.

     AVERAGE  1-2  YEAR  MUNICIPAL   FUND--An  industry   benchmark  of  average
adjustable  short  municipal  funds  with  similar  investment   objectives  and
policies, as measured by Lipper Inc.

     AVERAGE 1-5 YEAR GOVERNMENT FUND--An industry benchmark that includes funds with U.S. Treasury and agency obligations with similar investment objectives and policies and maturities of 1 to 5 years, as measured by Lipper Inc.

     AVERAGE 1-5 YEAR INVESTMENT-GRADE FUND--An industry benchmark of average 1-5 year investment-grade funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE 1-5 YEAR MUNICIPAL FUND--An industry benchmark that includes funds with investment-grade tax-exempt bonds that are issued by state and local governments with similar investment objectives and policies and have maturities of 1 to 5 years, as measured by Lipper Inc.

     AVERAGE ADJUSTED SHORT MUNICIPAL DEBT FUND--An industry benchmark of average adjustable short municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE BALANCED FUND--An industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE CALIFORNIA INTERMEDIATE MUNICIPAL DEBT FUND--An industry benchmark that includes intermediate-term California municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE CALIFORNIA INSURED MUNICIPAL DEBT FUND--An industry benchmark of average California municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE CALIFORNIA TAX-EXEMPT MONEY MARKET FUND--An industry benchmark of average California tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE CONVERTIBLE SECURITIES FUND--An industry benchmark of funds with convertible securities rated B or better by Standard & Poor's, with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE CORPORATE A-RATED FUND--An industry benchmark of average corporate A-rated funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE EMERGING MARKETS FUND--An industry benchmark of average emerging markets funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE EQUITY INCOME FUND--An industry benchmark of average equity income funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE EUROPEAN REGION FUND---An industry benchmark of average European region funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE FLORIDA INSURED MUNICIPAL DEBT FUND--An industry benchmark of average Florida municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE FLEXIBLE FUND--An industry benchmark of average flexible funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE GENERAL GOVERNMENT FUND--An industry benchmark of average general government funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE GENERAL MUNICIPAL FUND--An industry benchmark of average general municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE GENERAL TREASURY FUND--An industry benchmark of average general treasury funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE GLOBAL FUND---An industry benchmark of average global funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE GNMA FUND--An industry benchmark that includes funds of mortgage-backed pass-through securities of the Government National Mortgage Association, with similar investment objectives and policies; these securities are based on pools of 15- and 30-year fixed-rate home mortgages, as measured by Lipper Inc.

     AVERAGE GOLD-ORIENTED FUND--An industry benchmark of funds that track the performance of companies around the world, with similar investment objectives and policies, that are engaged in the mining, processing, or marketing of gold, other precious metals, and rare minerals, as measured by Lipper Inc.

     AVERAGE GOVERNMENT MONEY MARKET FUND--An industry benchmark of average government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE HEALTH/BIOTECHNOLOGY FUND--An industry benchmark of funds that track the stocks of the health care companies within the S&P 500 Index, as measured by Lipper Inc.

     AVERAGE HIGH-CURRENT-YIELD FUND--An industry benchmark of average high current yield funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE HIGH YIELD MUNICIPAL FUND--An industry benchmark of average high-yield municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE INCOME FUND--An industry benchmark of average income funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE  INSTITUTIONAL  MONEY MARKET FUND--An industry benchmark of average
institutional  money  market  funds  with  similar  investment   objectives  and
policies, as measured by Lipper Inc.

     AVERAGE INSURED MUNICIPAL FUND--An industry benchmark of average insured municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE INTERMEDIATE GOVERNMENT FUND--An industry benchmark of average intermediate government funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE  INTERMEDIATE   INVESTMENT-GRADE  FUND--An  industry  benchmark  of
average intermediate investment-grade funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE INTERMEDIATE MUNICIPAL FUND--An industry benchmark of average intermediate municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE INTERMEDIATE TREASURY FUND--An industry benchmark of average intermediate treasury funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE INTERNATIONAL FUND--An industry benchmark of average international funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE JAPAN/PACIFIC REGION FUND--An industry benchmark of average pacific region funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE LARGE-CAP CORE FUND--An industry benchmark of average large-cap core funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE LARGE-CAP GROWTH FUND--An industry benchmark of average large-cap growth funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE LARGE-CAP VALUE FUND--An industry benchmark of average large-cap value funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE MASSACHUSETTS MUNICIPAL DEBT FUND--An industry benchmark of average Massachusetts municipal debt funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE MID-CAP CORE FUND--An industry benchmark of average mid-cap core funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE MID-CAP VALUE FUND--An industry benchmark of average mid-cap value funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE MONEY MARKET FUND--An industry benchmark of average money market funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE MULTI-CAP CORE FUND--An industry benchmark of average multi-cap core funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE MULTI-CAP GROWTH FUND--An industry benchmark of average multi-cap growth funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE MULTI-CAP VALUE FUND--An industry benchmark of average multi-cap value funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE NATURAL RESOURCES FUND--An industry benchmark of average natural resources funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE NEW JERSEY MUNICIPAL DEBT FUND--An industry benchmark of average New Jersey municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE NEW JERSEY TAX-EXEMPT MONEY MARKET FUND--An industry benchmark of average New Jersey tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE NEW YORK INSURED MUNICIPAL DEBT FUND--An industry benchmark of average New York municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE NEW YORK  TAX-EXEMPT  MONEY MARKET FUND--An  industry  benchmark of
average  New  York  tax-exempt  money  market  funds  with  similar   investment
objectives and policies, as measured by Lipper Inc.

     AVERAGE OHIO MUNICIPAL DEBT FUND--An industry benchmark of average Ohio municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE OHIO TAX-EXEMPT MONEY MARKET FUND--An industry benchmark of average Ohio tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE PENNSYLVANIA MUNICIPAL DEBT FUND--An industry benchmark of average Pennsylvania municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND--An industry benchmark of average Pennsylvania tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE PACIFIC REGION FUND--An industry benchmark of average pacific region funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE REAL ESTATE FUND--An industry benchmark of average real estate funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE SHORT TREASURY FUND--An industry benchmark of average short treasury funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE SMALL-CAP CORE FUND--An industry benchmark of average small-cap core funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE SMALL-CAP GROWTH FUND--An industry benchmark of average small-cap growth funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE SMALL-CAP VALUE FUND--An industry benchmark of average small-cap value funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE TAX-EXEMPT MONEY MARKET FUND--An industry benchmark of average tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE U.S. TREASURY MONEY MARKET FUND--An industry benchmark of average U.S. treasury money market funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE UTILITY FUND--An industry benchmark of average utility funds with similar investment objectives and policies, as measured by Lipper Inc.

     BALANCED COMPOSITE INDEX--Made up of two unmanaged benchmarks, weighted 60% Wilshire 5000 Index and 40% Lehman Brothers Aggregate Bond Index.

     CALVERT   SOCIAL   INDEX--A   socially   screened   index  of  large-   and
mid-capitalization U.S. stocks that is provided by the Calvert Group of Bethesda, Maryland.

     CONSERVATIVE GROWTH COMPOSITE AVERAGE--A composite fund average weighted 40% average fixed income fund, 35% average general equity fund, 20% average money market fund, and 5% average international fund. Derived from data provided by Lipper Inc.

     CONSERVATIVE GROWTH COMPOSITE INDEX--Made up of four unmanaged benchmarks, weighted 40% Lehman Brothers Aggregate Bond Index, 35% Wilshire 5000 Index, 20% Salomon Smith Barney 3-Month Treasury Index, and 5% Morgan Stanley Capital International Europe, Australasia, Far East Index.

     CREDIT SUISSE FIRST BOSTON CONVERTIBLE SECURITIES INDEX--An industry benchmark that includes convertible securities rated B or better by Standard & Poor's.

     GROWTH  COMPOSITE  AVERAGE--A  composite fund average  weighted 65% average
general   equity  fund,   20%  average  fixed  income  fund,   and  15%  average
international fund. Derived from data provided by Lipper Inc.

     GROWTH COMPOSITE INDEX--Made up of three unmanaged benchmarks, weighted 65% Wilshire 5000 Index, 20% Lehman Brothers Aggregate Bond Index, and 15% Morgan Stanley Capital International, Europe Australasia, Far East Index.

     GROWTH FUND STOCK INDEX--Tracks the performance of the average common stock holdings of the 50 largest growth-oriented mutual funds.

     IMONEYNET MONEY FUND REPORT'S AVERAGE 100% TREASURY FUND--Contains weekly summary asset, yield, average maturity, and portfolio holdings data for the industry benchmark Money Fund Report Averages.

     INCOME COMPOSITE AVERAGE--A composite fund average weighted 60% averaged fixed income fund, 20% average general equity fund, and 20% average money market fund. Derived from data provided by Lipper Inc.

     INCOME COMPOSITE INDEX--Made up of three unmanaged benchmarks, weighted 60% Lehman Brothers Aggregate Bond Index, 20% Wilshire 5000 Index, and 20% Salomon Smith Barney 3-Month Treasury Index.

     LEHMAN BROTHERS 1-5 YEAR GOVERNMENT/CREDIT BOND INDEX--Includes U.S. Treasury and agency obligations, as well as investment-grade (rated Baa3 or above by Moody's) corporate and international dollar-denominated bonds, all having maturities of 1 to 5 years.

     LEHMAN BROTHERS 1-5 YEAR U.S. CREDIT INDEX--Includes investment-grade corporate and international dollar-denominated bonds (rated Baa3 or above by Moody's) with maturities of 1 to 5 years.

     LEHMAN BROTHERS 1-5 YEAR U.S. GOVERNMENT BOND INDEX--Includes U.S. Treasury and agency obligations with maturities of 1 to 5 years.

     LEHMAN BROTHERS 1-5 YEAR U.S. TREASURY BOND INDEX--Includes U.S. Treasury obligations with maturities of 1 to 5 years.

     LEHMAN BROTHERS 3 YEAR MUNICIPAL BOND INDEX--Includes investment-grade tax-exempt bonds (rated Baa or above by Moody's) that are issued by state and local governments and have maturities of 2 to 4 years.

     LEHMAN BROTHERS 5-10 YEAR GOVERNMENT/CREDIT BOND INDEX--Includes U.S. Treasury and agency obligations, as well as investment-grade corporate and international dollar-denominated bonds (rated Baa3 or above by Moody's), all having maturities of 5 to 10 years.

     LEHMAN BROTHERS 5-10 YEAR U.S. CREDIT INDEX--Includes investment-grade corporate and international dollar-denominated bonds (rated Baa3 or above by Moody's) with maturities of 5 to 10 years.

     LEHMAN BROTHERS 5-10 YEAR U.S. TREASURY BOND INDEX--Includes U.S. Treasury obligations with maturities of 5 to 10 years.

     LEHMAN BROTHERS 7 YEAR MUNICIPAL BOND INDEX--Includes investment-grade tax-exempt bonds (rated Baa or above by Moody's) that are issued by state and local governments and have maturities of 6 to 8 years.

     LEHMAN BROTHERS 10 YEAR MUNICIPAL BOND INDEX--Includes investment-grade tax-exempt bonds (rated Baa or above by Moody's) that are issued by state and local governments and have maturities of 8 to 12 years.

     LEHMAN BROTHERS AGGREGATE BOND INDEX--The broadest measure of the taxable U.S. bond market, including most Treasury, agency, corporate, mortgage-backed, asset-backed, and international dollar-denominated issues, all with investment-grade ratings (rated Baa3 or above by Moody's) and maturities of 1 year or more.

     LEHMAN BROTHERS CREDIT A OR BETTER BOND INDEX--Includes high-quality corporate and international dollar-denominated bonds (rated A or above by Moody's) with a broad range of maturities.

     LEHMAN BROTHERS GNMA BOND INDEX--Includes mortgage-backed pass-through securities of the Government National Mortgage Association; these securities are based on pools of 15- and 30-year fixed-rate home mortgages.

     LEHMAN BROTHERS HIGH YIELD BOND INDEX--Includes mainly corporate bonds with credit ratings at or below Ba1 (Moody's) or BB+ (Standard & Poor's); these issues are considered below-investment-grade.

     LEHMAN BROTHERS LONG CREDIT A OR BETTER BOND INDEX--Includes top-quality corporate and international dollar-denominated bonds (rated A or above by Moody's) with maturities of 10 years or more.

     LEHMAN BROTHERS LONG GOVERNMENT/CREDIT BOND INDEX--Includes U.S. Treasury and agency obligations, as well as investment-grade corporate bonds and international dollar-denominated bonds (rated Baa3 or above by Moody's), all having maturities of 10 years or more.

     LEHMAN BROTHERS LONG U.S. TREASURY BOND INDEX--Includes U.S. Treasury obligations with maturities of 10 years or more.

     LEHMAN  BROTHERS  MUNICIPAL  BOND  INDEX--Includes  most   investment-grade
tax-exempt bonds (rated Baa or above by Moody's) that are issued by state and local governments in the United States.

     LEHMAN  BROTHERS  U.S.  TREASURY   INFLATION  NOTES   INDEX--Includes   the
inflation-indexed securities within the Lehman Brothers Treasury Index, which represents U.S. Treasury obligations with maturities of more than 1 year.

     MODERATE GROWTH COMPOSITE AVERAGE--A composite fund average weighted 50% average general equity fund, 40% averaged fixed income fund, and 10% average international fund. Derived from data provided by Lipper Inc.

     MODERATE GROWTH COMPOSITE INDEX--Made up of three unmanaged benchmarks, weighted 50% Wilshire 5000 Index, 40% Lehman Brothers Aggregate Bond Index, and 10% Morgan Stanley Capital International Europe Australasia Far East Index.

     MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD INDEX FREE--Tracks stock markets in countries included in the MSCI EAFE Index plus the United States, Canada, and a number of emerging markets.

     MORGAN STANLEY CAPITAL INTERNATIONAL ALL COUNTRY WORLD INDEX FREE EX USA--Includes both developed markets (minus the United States) and emerging markets from around the globe. Tracking stock markets in 48 nations, it is a good representation of the overall international equity market.

     MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX--Free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

     MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE INDEX--Tracks stocks in more than 15 developed European markets.

     MORGAN STANLEY CAPITAL  INTERNATIONAL EUROPE,  AUSTRALASIA,  FAR EAST (MSCI
EAFE) INDEX--Tracks more than 1,000 stocks from more than 20 developed markets in Europe, Australia, Asia, and the Pacific region.

     MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST GROWTH INDEX--Measures the performance of those stocks within the MSCI EAFE Index that have higher price/book ratios.

     MORGAN STANLEY CAPITAL INTERNATIONAL PACIFIC INDEX--Tracks stocks from developed Pacific Rim markets.

     MORGAN STANLEY REAL ESTATE INVESTMENT TRUST (REIT) INDEX--Tracks more than 1,000 real estate investment trusts that meet size and liquidity criteria specified by Morgan Stanley.

     RUSSELL 1000 INDEX--Measures the performance of the 1,000 largest companies in the Russell 3000 Index.

     RUSSELL 1000 GROWTH INDEX--Measures the performance of those Russell 1000 Index companies with higher price/book ratios and higher predicted growth rates.

     RUSSELL 1000 VALUE INDEX--Measures the performance of those Russell 1000 Index companies with lower price/book ratios and lower predicted growth rates.

     RUSSELL  2500   INDEX--Measures  the  performance  of  the  2,500  smallest companies in the Russell 3000 Index.

     RUSSELL 2500 GROWTH INDEX--Measures the performance of those Russell 2500 Index companies with higher price/book ratios and higher predicted growth rates.

     RUSSELL  2000   INDEX--Measures  the  performance  of  the  2,000  smallest companies in the Russell 3000 Index.

     RUSSELL 2000 GROWTH INDEX--Measures the performance of those Russell 2000 Index companies with higher price/book ratios and higher predicted growth rates.

     RUSSELL 2800 INDEX--Consists of the Russell 3000 Index (the 3,000 largest U.S. stocks) minus the largest 200.

     RUSSELL 3000 GROWTH INDEX--Measures the performance of those Russell 3000 Index companies with higher price/book ratios and higher predicted growth rates.

     RUSSELL 3000 INDEX--Measures the performance of the 3,000 largest U.S. companies.

     RUSSELL 3000 VALUE INDEX--Measures the performance of those Russell 3000 Index companies with lower price/book ratios and lower predicted growth rates.

     RUSSELL MIDCAP GROWTH INDEX--Measures the performance of those Russell Midcap Index companies with higher price/book ratios and higher predicted growth rates.

     RUSSELL  MIDCAP   INDEX--Measures  the  performance  of  the  800  smallest
companies in the Russell 1000 Index.

     RUSSELL MIDCAP VALUE INDEX--Measures the performance of those Russell Midcap Index companies with lower price/book ratios and lower predicted growth rates.

     SALOMON  SMITH  BARNEY  3-MONTH  U.S.   TREASURY  BILL   INDEX--Tracks  the
performance of short-term U.S. government debt instruments.

     SALOMON SMITH BARNEY BROAD MARKET INDEX--Tracks the performance of the U.S. broad market.

     SALOMON SMITH BARNEY EXTENDED MARKET EUROPE AND PACIFIC (EM EPAC) INDEX--Measures the performance of the smallest companies from the European and Pacific countries represented in the Salomon Smith Barney Broad Market Index. The EM EPAC Index represents the bottom 20% of the total market capital of each country.

     SALOMON SMITH BARNEY WORLD EQUITY GOLD INDEX--Tracks the performance of companies around the world that are engaged in the mining, processing, or marketing of gold, other precious metals, and rare minerals.

     SELECT EMERGING MARKETS FREE INDEX--This composite includes stocks that can be bought free of restrictions in 15 emerging markets of Europe, Asia, Africa, and Latin America (95%), and a cash component (5%) based on the Average Money Market Fund. This index is administered by MSCI exclusively for Vanguard.

     STANDARD & POOR'S (S&P) 500 INDEX--A widely used barometer of U.S. stock market performance; as a market-weighted index of leading companies in leading industries, it is dominated by large-capitalization companies.

     STANDARD & POOR'S 500/BARRA GROWTH INDEX--Includes those stocks of the S&P 500 Index that have higher price/book ratios; these stocks generally offer lower-than-average dividend yields.

     STANDARD & POOR'S 500/BARRA VALUE INDEX--Includes those stocks of the S&P 500 Index that have lower price/book ratios; these stocks generally offer higher-than-average dividend yields.

     STANDARD  &  POOR'S   ENERGY  SECTOR   INDEX--Tracks   the  stocks  of  the
energy-related companies within the S&P 500 Index.

     STANDARD & POOR'S HEALTH SECTOR INDEX--Tracks the stocks of the health care companies within the S&P 500 Index.

    STANDARD & POOR'S INTEGRATED TELECOMMUNICATION SERVICES INDEX--Includes the Telecommunications Services industry group (Alternative Carriers and Integrated Telecommunication Equipment) and Wireless Telecommunications Services.

     STANDARD & POOR'S MIDCAP 400/BARRA GROWTH INDEX--Includes those stocks of the S&P MidCap 400 Index that have above average price/earnings and price/book ratios.

     STANDARD & POOR'S MIDCAP 400 INDEX--Includes stocks of 400 medium-sized U.S. companies representing a spectrum of industries. On average, these stocks are smaller than those in the S&P 500 Index.

     STANDARD   &   POOR'S   SMALLCAP   600   INDEX--Includes   stocks   of  600
small-capitalization U.S. companies representing a spectrum of industries. On average, these stocks are smaller than those in the S&P MidCap 400 Index.

     STANDARD & POOR'S SMALLCAP 600/BARRA GROWTH INDEX--Includes those stocks of the S&P SmallCap 600 Index that have higher price/book ratios.

     STANDARD & POOR'S SMALLCAP 600/BARRA VALUE INDEX--Includes those stocks of the S&P SmallCap 600 Index that have lower price/book ratios.

     STANDARD  & POOR'S  UTILITIES  INDEX--Includes  the  following  industries:
Electric Utilities; Gas Utilities; Multi-Utilities, and Water Utilities.

     STAR COMPOSITE AVERAGE--An industry benchmark average similarly weighted using the average general equity fund, average fixed income fund, and average money market fund, as measured by Lipper Inc.

     STAR COMPOSITE INDEX--Made up of three unmanaged benchmarks, weighted 62.5% Wilshire 5000 Index, 25% Lehman Brothers Aggregate Bond Index, and 12.5% Salomon Smith Barney 3-Month Treasury Index.

     TARGET REIT COMPOSITE--Consists of the Morgan Stanley REIT Index adjusted to include a 2% cash position (Lipper Money Market Average).

     TAX-MANAGED BALANCED COMPOSITE INDEX--Made up of two unmanaged benchmarks, weighted 50% Russell 1000 Index and 50% Lehman Brothers 7 Year Municipal Bond Index.

     TOTAL INTERNATIONAL COMPOSITE INDEX--Consists of the MSCI Europe Index plus the MSCI Pacific Index, and the Select Emerging Markets Free Index.

     UTILITIES COMPOSITE INDEX--Made up of two unmanaged benchmarks, weighted 75% S&P Utilities Index and 25% S&P Integrated Telecommunication Services Index.

     WELLESLEY COMPOSITE INDEX--Made up of four unmanaged benchmarks, weighted 65% Lehman Brothers Credit A or Better Index, 26% S&P 500/Barra Value Index, 4.5% S&P Utilities Index, and 4.5% S&P Integrated Telecommunication Services Index.

     WELLINGTON COMPOSITE INDEX--Made up of two unmanaged benchmarks, weighted 65% S&P 500 Index and 35% Lehman Brothers Credit A or Better Index.

     WILSHIRE 4500 COMPLETION INDEX--Measures the performance of virtually all U.S. mid- and small-capitalization stocks. The index is constructed by removing the S&P 500 Index stocks from the Wilshire 5000 Index.

     WILSHIRE 5000 TOTAL MARKET INDEX--The broadest measure of the U.S. stock market; tracks all stocks publicly traded in the United States for which daily pricing is available.



                       DESCRIPTION OF BOND CREDIT RATINGS

Excerpts from Moody's Investors Service, Inc. description of its four highest bond ratings:

     AAA--judged to be of the best quality. AA--judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. A--possess many favorable investment attributes and are to be considered as "upper-medium-grade obligations." BAA--considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from AA through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking in the lower end of that generic rating category.

Excerpts from Standard & Poor's Corporation description of its four highest bond ratings:

     AAA--highest rating assigned. Capacity to pay interest and repay principal is extremely strong. AA--a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. A--has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB--regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     Standard & Poor's may apply indicators "+", no character, and "-" to its rating categories from AA to CCC. The indicators show relative standing within the major rating categories.





                                                                   SAI056 022003

                                     PART C

                               VANGUARD STAR FUNDS
                                OTHER INFORMATION


ITEM 23. EXHIBITS

(a) Declaration of Trust, amended and restated July 19, 2002, filed on December 23, 2002, Post-Effective Amendment No. 34, is hereby incorporated by reference.
(b) By-Laws, filed on February 11, 2002, Post-Effective Amendment No. 32, are hereby incorporated by reference.
(c) Reference is made to Articles III and V of the Registrant's Declaration of Trust
(d)  Not Applicable
(e)  Not Applicable
(f) Reference is made to the section entitled "Management of the Funds" in the Registrant's Statement of Additional Information
(g) Custodian Agreements, filed on December 23, 2002 , Post-Effective Amendment No. 34, for JP Morgan Chase Bank, is hereby incorporated by reference; to be filed by amendment for Wachovia Bank, N.A., .
(h) Special Servicing Agreement, filed on December 23, 2002, Post-Effective Amendment No. 34, is hereby incorporated by reference.
(i)  Not Applicable
(j) Consent of Independent Accountants, dated February 11, 2003, is filed herewith.
(k)  Not Applicable
(l)  Not Applicable
(m)  Not Applicable
(n) Rule 18f-3 Plan, filed on December 23, 2002, Post-Effective Amendment No. 34, is hereby incorporated by reference.
(o)  Not Applicable
(p) Code of Ethics for The Vanguard Group, Inc., filed on December 23, 2002, Post-Effective Amendment No. 34, is hereby incorporated by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.


ITEM 25. INDEMNIFICATION

The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The Funds have no Investment Adviser.

ITEM 27. PRINCIPAL UNDERWRITERS

(a)    Not Applicable
(b)    Not Applicable
(c)    Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts, and other documents required to be maintained by Section 31
(a) of the Investment Company Act and the rules promulgated thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355; and the Registrant's Custodians, First Union National Bank, PA4943, 530 Walnut Street, Philadelphia, PA 19106, and JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070.


ITEM 29. MANAGEMENT SERVICES

Other than as set forth under the description of The Vanguard Group in Part B of
this   Registration   Statement,   the   Registrant   is  not  a  party  to  any
management-related service contract.


ITEM 30. UNDERTAKINGS

Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 19th day of February, 2003.

                                               VANGUARD STAR FUNDS

                                   BY:_____________(signature)________________


                                                  (HEIDI STAM)
                                                JOHN J. BRENNAN*
                                      CHAIRMAN AND CHIEF EXECUTIVE OFFICER


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES                                TITLE                             DATE
----------------------------------------------------------------------------------------------

By: /S/ JOHN J. BRENNAN                 President, Chairman, Chief          February 19, 2003
----------------------------            Executive Officer, and
 (Heidi Stam)                           Trustee
John J. Brennan*

By:/S/ CHARLES D. ELLIS
----------------------------            Trustee                             February 19, 2003
 (Heidi Stam)
Charles D. Ellis*

By:/S/ RAJIV L. GUPTA
----------------------------            Trustee                             February 19, 2003
     (Heidi Stam)
  Rajiv L. Gupta*

By: /S/ JOANN HEFFERNAN HEISEN
----------------------------            Trustee                            February 19, 2003
     (Heidi Stam)
 JoAnn Heffernan Heisen*

By: /S/ BURTON G. MALKIEL
----------------------------            Trustee                            February 19, 2003
  (Heidi Stam
 Burton G. Malkiel*

By:/S/ ALFRED M. RANKIN, JR.
----------------------------            Trustee                             February 19, 2003
   (Heidi Stam)
 Alfred M. Rankin, Jr.*

By:/S/ J. LAWRENCE WILSON
----------------------------            Trustee                             February 19, 2003
 (Heidi Stam)
J. Lawrence Wilson*

By:  /S/ THOMAS J. HIGGINS              Treasurer,Principal,                February 19, 2003
----------------------------            Financial Officer, and
 (Heidi Stam)                           Officer Accounting
Thomas J. Higgins*

*By Power of Attorney. For Charles D. Ellis, see File Number 33-19446, filed on
  January 31, 2003; for all other trustees and officers, see File number 2-57689, filed on December 26, 2002. Incorporated by Reference.

                                INDEX TO EXHIBITS

Consent of Independent Accountants. . . . . . . . . . . . . . . .. . Ex-99.J